Vanguard Total Bond Market II Index Fund
Schedule of Investments (unaudited)
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (63.8%)
U.S. Government Securities (41.7%)
United States Treasury Note/Bond	8.125%	8/15/21	34,550	35,554
United States Treasury Note/Bond	1.500%	1/31/22	224,393	227,058
United States Treasury Note/Bond	1.875%	1/31/22	41,458	42,080
United States Treasury Note/Bond	2.000%	2/15/22	39,412	40,077
United States Treasury Note/Bond	1.125%	2/28/22	289,495	292,254
United States Treasury Note/Bond	1.750%	2/28/22	235,777	239,350
United States Treasury Note/Bond	1.875%	2/28/22	304,490	309,438
United States Treasury Note/Bond	2.375%	3/15/22	200,000	204,375
United States Treasury Note/Bond	0.375%	3/31/22	1,162,069	1,165,519
United States Treasury Note/Bond	1.750%	3/31/22	202,337	205,720
United States Treasury Note/Bond	1.875%	3/31/22	345,707	351,865
United States Treasury Note/Bond	0.125%	4/30/22	981,980	982,440
United States Treasury Note/Bond	0.125%	5/31/22	209,080	209,113
United States Treasury Note/Bond	1.750%	5/31/22	67,332	68,616
United States Treasury Note/Bond	1.750%	6/15/22	317,504	323,755
United States Treasury Note/Bond	0.125%	6/30/22	21,880	21,883
United States Treasury Note/Bond	1.750%	6/30/22	367,600	375,124
United States Treasury Note/Bond	2.125%	6/30/22	135,735	139,150
United States Treasury Note/Bond	1.750%	7/15/22	348,260	355,606
United States Treasury Note/Bond	0.125%	7/31/22	380,856	380,915
United States Treasury Note/Bond	1.875%	7/31/22	269,263	275,574
United States Treasury Note/Bond	2.000%	7/31/22	187,730	192,453
United States Treasury Note/Bond	1.500%	8/15/22	365,753	372,668
United States Treasury Note/Bond	1.625%	8/15/22	259,234	264,581
United States Treasury Note/Bond	0.125%	8/31/22	331,745	331,745
United States Treasury Note/Bond	1.625%	8/31/22	341,015	348,208
United States Treasury Note/Bond	1.875%	8/31/22	229,931	235,607
United States Treasury Note/Bond	1.500%	9/15/22	583,810	595,395
United States Treasury Note/Bond	0.125%	9/30/22	55,072	55,063
United States Treasury Note/Bond	1.750%	9/30/22	268,153	274,647
United States Treasury Note/Bond	1.875%	9/30/22	250,061	256,586
United States Treasury Note/Bond	1.375%	10/15/22	447,361	455,889
United States Treasury Note/Bond	0.125%	10/31/22	325,760	325,709
United States Treasury Note/Bond	1.875%	10/31/22	317,955	326,649
United States Treasury Note/Bond	2.000%	10/31/22	320,049	329,450
United States Treasury Note/Bond	1.625%	11/15/22	576,460	590,241
United States Treasury Note/Bond	0.125%	11/30/22	322,365	322,315
United States Treasury Note/Bond	2.000%	11/30/22	593,275	611,629
United States Treasury Note/Bond	1.625%	12/15/22	914,345	937,346
United States Treasury Note/Bond	0.125%	12/31/22	318,847	318,698
United States Treasury Note/Bond	2.125%	12/31/22	583,086	603,129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.500%	1/15/23	9,420	9,647
	United States Treasury Note/Bond	0.125%	1/31/23	642,113	641,712
	United States Treasury Note/Bond	1.750%	1/31/23	279,340	287,458
	United States Treasury Note/Bond	2.375%	1/31/23	81,440	84,749
	United States Treasury Note/Bond	1.375%	2/15/23	100,000	102,281
	United States Treasury Note/Bond	2.000%	2/15/23	375,850	388,711
	United States Treasury Note/Bond	0.125%	2/28/23	25,722	25,706
	United States Treasury Note/Bond	1.500%	2/28/23	247,637	253,944
	United States Treasury Note/Bond	2.625%	2/28/23	133,984	140,264
	United States Treasury Note/Bond	0.500%	3/15/23	633,593	637,652
	United States Treasury Note/Bond	0.125%	3/31/23	94,751	94,692
	United States Treasury Note/Bond	1.500%	3/31/23	100,115	102,774
	United States Treasury Note/Bond	2.500%	3/31/23	394,925	413,375
	United States Treasury Note/Bond	0.250%	4/15/23	903,380	904,792
	United States Treasury Note/Bond	1.625%	4/30/23	151,271	155,786
	United States Treasury Note/Bond	2.750%	4/30/23	153,300	161,444
	United States Treasury Note/Bond	0.125%	5/15/23	1,216,645	1,215,124
	United States Treasury Note/Bond	1.750%	5/15/23	124,775	128,869
	United States Treasury Note/Bond	1.625%	5/31/23	122,505	126,257
	United States Treasury Note/Bond	2.750%	5/31/23	65,346	68,950
	United States Treasury Note/Bond	0.250%	6/15/23	1,154,255	1,155,518
	United States Treasury Note/Bond	1.375%	6/30/23	254,587	261,270
	United States Treasury Note/Bond	2.625%	6/30/23	191,146	201,540
	United States Treasury Note/Bond	0.125%	7/15/23	557,552	556,420
	United States Treasury Note/Bond	1.250%	7/31/23	133,182	136,387
	United States Treasury Note/Bond	2.750%	7/31/23	86,268	91,363
	United States Treasury Note/Bond	0.125%	8/15/23	1,170,180	1,167,437
	United States Treasury Note/Bond	2.500%	8/15/23	209,285	220,599
	United States Treasury Note/Bond	1.375%	8/31/23	344,995	354,590
	United States Treasury Note/Bond	2.750%	8/31/23	50,000	53,039
	United States Treasury Note/Bond	0.125%	9/15/23	737,215	735,142
	United States Treasury Note/Bond	1.375%	9/30/23	152,840	157,186
	United States Treasury Note/Bond	0.125%	10/15/23	1,005,354	1,002,055
	United States Treasury Note/Bond	1.625%	10/31/23	100,000	103,531
	United States Treasury Note/Bond	2.875%	10/31/23	114,000	121,659
	United States Treasury Note/Bond	0.250%	11/15/23	818,010	817,499
	United States Treasury Note/Bond	2.750%	11/15/23	349,215	371,914
	United States Treasury Note/Bond	2.125%	11/30/23	182,625	191,642
	United States Treasury Note/Bond	2.875%	11/30/23	197,846	211,479
[1]	United States Treasury Note/Bond	0.125%	12/15/23	1,412,920	1,406,738
	United States Treasury Note/Bond	2.250%	12/31/23	140,863	148,390
	United States Treasury Note/Bond	2.625%	12/31/23	1,015,123	1,079,837
[1]	United States Treasury Note/Bond	0.125%	1/15/24	1,394,478	1,387,288
[1]	United States Treasury Note/Bond	2.250%	1/31/24	217,225	229,104
	United States Treasury Note/Bond	2.500%	1/31/24	686,069	728,305
	United States Treasury Note/Bond	0.125%	2/15/24	1,059,475	1,053,681
	United States Treasury Note/Bond	2.750%	2/15/24	270,399	289,158
	United States Treasury Note/Bond	2.125%	2/29/24	153,000	160,937
	United States Treasury Note/Bond	2.375%	2/29/24	298,197	315,809
	United States Treasury Note/Bond	0.250%	3/15/24	1,012,180	1,009,491
	United States Treasury Note/Bond	2.125%	3/31/24	708,094	745,380
	United States Treasury Note/Bond	2.000%	4/30/24	280,940	294,899
	United States Treasury Note/Bond	2.250%	4/30/24	134,542	142,236
	United States Treasury Note/Bond	2.500%	5/15/24	366,753	390,936
	United States Treasury Note/Bond	2.000%	5/31/24	268,571	282,000
	United States Treasury Note/Bond	1.750%	6/30/24	355,810	370,932
	United States Treasury Note/Bond	2.000%	6/30/24	230,940	242,631
	United States Treasury Note/Bond	1.750%	7/31/24	202,500	211,233

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.125%	7/31/24	195,665	206,518
United States Treasury Note/Bond	2.375%	8/15/24	659,320	701,558
United States Treasury Note/Bond	1.250%	8/31/24	75,000	76,945
United States Treasury Note/Bond	1.875%	8/31/24	243,460	254,986
United States Treasury Note/Bond	1.500%	9/30/24	396,425	410,176
United States Treasury Note/Bond	2.125%	9/30/24	248,720	262,749
United States Treasury Note/Bond	1.500%	10/31/24	76,061	78,652
United States Treasury Note/Bond	2.250%	10/31/24	359,393	381,294
United States Treasury Note/Bond	2.250%	11/15/24	483,372	512,979
United States Treasury Note/Bond	1.500%	11/30/24	702,564	726,385
United States Treasury Note/Bond	2.125%	11/30/24	141,200	149,231
United States Treasury Note/Bond	1.750%	12/31/24	40,235	41,970
United States Treasury Note/Bond	2.250%	12/31/24	285,467	303,264
United States Treasury Note/Bond	2.500%	1/31/25	262,225	281,195
United States Treasury Note/Bond	2.000%	2/15/25	212,509	223,799
United States Treasury Note/Bond	1.125%	2/28/25	1,033,810	1,053,194
United States Treasury Note/Bond	2.750%	2/28/25	333,477	360,885
United States Treasury Note/Bond	0.500%	3/31/25	1,007,989	1,001,374
United States Treasury Note/Bond	0.375%	4/30/25	603,909	596,360
United States Treasury Note/Bond	2.875%	4/30/25	267,029	290,727
United States Treasury Note/Bond	2.125%	5/15/25	256,221	271,194
United States Treasury Note/Bond	0.250%	5/31/25	481,780	472,521
United States Treasury Note/Bond	2.875%	5/31/25	174,085	189,617
United States Treasury Note/Bond	0.250%	6/30/25	441,568	432,599
United States Treasury Note/Bond	2.750%	6/30/25	179,285	194,496
United States Treasury Note/Bond	0.250%	7/31/25	480,550	469,963
United States Treasury Note/Bond	2.875%	7/31/25	233,510	254,672
United States Treasury Note/Bond	2.000%	8/15/25	189,083	199,216
United States Treasury Note/Bond	6.875%	8/15/25	40,840	51,535
United States Treasury Note/Bond	0.250%	8/31/25	466,895	455,952
United States Treasury Note/Bond	2.750%	8/31/25	186,630	202,669
United States Treasury Note/Bond	0.250%	9/30/25	407,661	397,597
United States Treasury Note/Bond	0.250%	10/31/25	683,693	665,746
United States Treasury Note/Bond	2.250%	11/15/25	434,690	462,809
United States Treasury Note/Bond	0.375%	11/30/25	822,280	804,293
United States Treasury Note/Bond	2.875%	11/30/25	416,497	455,283
United States Treasury Note/Bond	0.375%	12/31/25	304,190	297,061
United States Treasury Note/Bond	0.375%	1/31/26	858,300	836,977
United States Treasury Note/Bond	1.625%	2/15/26	534,932	553,153
United States Treasury Note/Bond	0.500%	2/28/26	726,471	712,169
United States Treasury Note/Bond	2.500%	2/28/26	384,057	413,521
United States Treasury Note/Bond	0.750%	3/31/26	464,460	460,396
United States Treasury Note/Bond	2.250%	3/31/26	467,794	497,981
United States Treasury Note/Bond	2.375%	4/30/26	160,000	171,325
United States Treasury Note/Bond	1.625%	5/15/26	519,377	536,420
United States Treasury Note/Bond	2.125%	5/31/26	378,579	400,525
United States Treasury Note/Bond	1.875%	6/30/26	333,440	348,445
United States Treasury Note/Bond	1.875%	7/31/26	282,000	294,514
United States Treasury Note/Bond	1.500%	8/15/26	634,832	650,108
United States Treasury Note/Bond	6.750%	8/15/26	8,800	11,433
United States Treasury Note/Bond	1.375%	8/31/26	430,805	438,344
United States Treasury Note/Bond	1.625%	9/30/26	56,188	57,874
United States Treasury Note/Bond	1.625%	10/31/26	346,480	356,495
United States Treasury Note/Bond	2.000%	11/15/26	366,562	384,661
United States Treasury Note/Bond	6.500%	11/15/26	36,215	46,910
United States Treasury Note/Bond	1.625%	11/30/26	180,570	185,705
United States Treasury Note/Bond	1.750%	12/31/26	361,253	373,784
United States Treasury Note/Bond	1.500%	1/31/27	21,190	21,607

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.250%	2/15/27	16,056	17,052
	United States Treasury Note/Bond	6.625%	2/15/27	39,650	52,028
	United States Treasury Note/Bond	1.125%	2/28/27	772,870	770,696
	United States Treasury Note/Bond	0.625%	3/31/27	1,023,965	990,046
	United States Treasury Note/Bond	0.500%	4/30/27	1,308,350	1,253,154
	United States Treasury Note/Bond	2.375%	5/15/27	43,030	45,982
	United States Treasury Note/Bond	0.500%	5/31/27	586,412	560,573
	United States Treasury Note/Bond	0.500%	6/30/27	608,125	580,379
	United States Treasury Note/Bond	0.375%	7/31/27	743,115	702,011
	United States Treasury Note/Bond	2.250%	8/15/27	342,539	363,038
	United States Treasury Note/Bond	6.375%	8/15/27	6,850	9,006
	United States Treasury Note/Bond	0.500%	8/31/27	569,230	541,124
	United States Treasury Note/Bond	0.375%	9/30/27	554,655	521,982
	United States Treasury Note/Bond	0.500%	10/31/27	1,008,957	955,671
	United States Treasury Note/Bond	2.250%	11/15/27	192,761	204,025
	United States Treasury Note/Bond	6.125%	11/15/27	55,808	72,917
	United States Treasury Note/Bond	0.625%	11/30/27	1,040,670	992,376
	United States Treasury Note/Bond	0.625%	12/31/27	1,040,335	990,594
	United States Treasury Note/Bond	0.750%	1/31/28	1,213,165	1,163,311
	United States Treasury Note/Bond	2.750%	2/15/28	182,470	199,035
	United States Treasury Note/Bond	1.125%	2/29/28	786,310	772,550
	United States Treasury Note/Bond	1.250%	3/31/28	598,625	592,452
	United States Treasury Note/Bond	2.875%	5/15/28	181,973	200,028
	United States Treasury Note/Bond	2.875%	8/15/28	442,152	486,298
	United States Treasury Note/Bond	5.500%	8/15/28	45,575	58,550
	United States Treasury Note/Bond	3.125%	11/15/28	280,130	313,220
	United States Treasury Note/Bond	5.250%	11/15/28	76,342	97,193
	United States Treasury Note/Bond	2.625%	2/15/29	76,983	83,274
	United States Treasury Note/Bond	5.250%	2/15/29	52,279	66,852
	United States Treasury Note/Bond	1.625%	8/15/29	102,706	103,091
	United States Treasury Note/Bond	6.125%	8/15/29	37,930	51,656
	United States Treasury Note/Bond	1.750%	11/15/29	150,000	151,805
	United States Treasury Note/Bond	1.500%	2/15/30	993,597	981,643
	United States Treasury Note/Bond	0.625%	5/15/30	830,552	756,062
	United States Treasury Note/Bond	6.250%	5/15/30	114,435	159,601
	United States Treasury Note/Bond	0.625%	8/15/30	834,646	756,398
	United States Treasury Note/Bond	0.875%	11/15/30	1,177,583	1,089,264
	United States Treasury Note/Bond	1.125%	2/15/31	1,013,566	957,662
	United States Treasury Note/Bond	5.375%	2/15/31	128,675	172,002
	United States Treasury Note/Bond	4.500%	2/15/36	188,843	249,804
	United States Treasury Note/Bond	4.750%	2/15/37	83,500	114,173
	United States Treasury Note/Bond	5.000%	5/15/37	77,327	108,524
	United States Treasury Note/Bond	4.375%	2/15/38	204,635	270,470
	United States Treasury Note/Bond	4.500%	5/15/38	83,579	112,126
	United States Treasury Note/Bond	3.500%	2/15/39	58,194	69,715
	United States Treasury Note/Bond	4.250%	5/15/39	117,867	154,811
	United States Treasury Note/Bond	4.500%	8/15/39	100,656	136,279
	United States Treasury Note/Bond	4.375%	11/15/39	120,905	161,559
	United States Treasury Note/Bond	4.625%	2/15/40	84,805	116,885
	United States Treasury Note/Bond	1.125%	5/15/40	703,410	574,598
	United States Treasury Note/Bond	4.375%	5/15/40	109,320	146,557
	United States Treasury Note/Bond	1.125%	8/15/40	433,110	352,443
	United States Treasury Note/Bond	3.875%	8/15/40	140,325	176,963
[1]	United States Treasury Note/Bond	1.375%	11/15/40	769,870	655,352
	United States Treasury Note/Bond	4.250%	11/15/40	141,854	187,668
	United States Treasury Note/Bond	1.875%	2/15/41	467,986	435,812
	United States Treasury Note/Bond	4.750%	2/15/41	78,692	110,808
	United States Treasury Note/Bond	4.375%	5/15/41	117,000	157,639

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.750%	8/15/41	145,310	180,820
	United States Treasury Note/Bond	3.125%	11/15/41	138,056	157,298
	United States Treasury Note/Bond	3.125%	2/15/42	153,742	175,266
	United States Treasury Note/Bond	3.000%	5/15/42	138,000	154,172
	United States Treasury Note/Bond	2.750%	8/15/42	212,528	228,102
	United States Treasury Note/Bond	2.750%	11/15/42	243,319	260,922
	United States Treasury Note/Bond	3.125%	2/15/43	264,159	300,687
	United States Treasury Note/Bond	2.875%	5/15/43	365,700	400,213
	United States Treasury Note/Bond	3.625%	8/15/43	290,652	356,866
	United States Treasury Note/Bond	3.750%	11/15/43	237,806	297,629
	United States Treasury Note/Bond	3.625%	2/15/44	373,494	459,398
	United States Treasury Note/Bond	3.375%	5/15/44	314,400	372,417
	United States Treasury Note/Bond	3.125%	8/15/44	321,150	365,609
	United States Treasury Note/Bond	3.000%	11/15/44	295,089	329,209
	United States Treasury Note/Bond	2.500%	2/15/45	377,882	386,089
	United States Treasury Note/Bond	3.000%	5/15/45	489,154	545,712
	United States Treasury Note/Bond	2.875%	8/15/45	390,506	426,689
	United States Treasury Note/Bond	3.000%	11/15/45	167,327	186,936
	United States Treasury Note/Bond	2.500%	2/15/46	362,948	370,207
	United States Treasury Note/Bond	2.500%	5/15/46	372,873	380,272
	United States Treasury Note/Bond	2.250%	8/15/46	334,838	325,316
	United States Treasury Note/Bond	2.875%	11/15/46	291,990	319,364
	United States Treasury Note/Bond	3.000%	2/15/47	284,099	318,236
	United States Treasury Note/Bond	3.000%	5/15/47	217,051	243,199
	United States Treasury Note/Bond	2.750%	8/15/47	265,418	283,956
	United States Treasury Note/Bond	2.750%	11/15/47	310,732	332,678
	United States Treasury Note/Bond	3.000%	2/15/48	375,470	421,348
	United States Treasury Note/Bond	3.125%	5/15/48	411,233	472,211
	United States Treasury Note/Bond	3.000%	8/15/48	454,182	510,316
	United States Treasury Note/Bond	3.375%	11/15/48	336,303	404,352
	United States Treasury Note/Bond	3.000%	2/15/49	312,173	351,146
	United States Treasury Note/Bond	2.875%	5/15/49	463,731	509,814
	United States Treasury Note/Bond	2.250%	8/15/49	354,020	342,791
	United States Treasury Note/Bond	2.375%	11/15/49	240,699	239,420
	United States Treasury Note/Bond	2.000%	2/15/50	471,024	431,355
	United States Treasury Note/Bond	1.250%	5/15/50	713,574	539,306
	United States Treasury Note/Bond	1.375%	8/15/50	551,075	430,355
	United States Treasury Note/Bond	1.625%	11/15/50	626,284	522,360
	United States Treasury Note/Bond	1.875%	2/15/51	1,205,250	1,069,659
					97,809,209
Agency Bonds and Notes (1.4%)
[2]	AID-Iraq	2.149%	1/18/22	9,025	9,165
[2]	AID-Israel	5.500%	9/18/23	6,500	7,324
[2]	AID-Israel	5.500%	12/4/23	7,002	7,953
[2]	AID-Israel	5.500%	4/26/24	5,575	6,431
[2]	AID-Israel	5.500%	9/18/33	150	205
[2]	AID-Jordan	2.578%	6/30/22	3,180	3,274
[2]	AID-Jordan	3.000%	6/30/25	4,325	4,651
	Federal Farm Credit Banks	1.600%	12/28/21	10,300	10,418
	Federal Farm Credit Banks	2.600%	1/18/22	6,000	6,121
	Federal Farm Credit Banks	0.375%	4/8/22	40,000	40,109
	Federal Farm Credit Banks	0.125%	11/23/22	24,000	23,988
	Federal Farm Credit Banks	0.125%	2/3/23	20,870	20,850
	Federal Farm Credit Banks	1.770%	6/26/23	6,300	6,520
	Federal Farm Credit Banks	3.500%	12/20/23	5,100	5,540
	Federal Farm Credit Banks	0.250%	2/26/24	22,350	22,292
	Federal Home Loan Banks	1.625%	12/20/21	66,960	67,717
	Federal Home Loan Banks	0.250%	6/3/22	39,275	39,332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Home Loan Banks	2.125%	6/10/22	7,750	7,934
	Federal Home Loan Banks	0.125%	8/12/22	18,850	18,847
[3]	Federal Home Loan Banks	2.000%	9/9/22	11,665	11,976
	Federal Home Loan Banks	0.125%	10/21/22	42,250	42,236
	Federal Home Loan Banks	1.375%	2/17/23	40,000	40,898
	Federal Home Loan Banks	2.125%	3/10/23	28,800	29,887
	Federal Home Loan Banks	0.125%	3/17/23	30,300	30,270
	Federal Home Loan Banks	2.500%	2/13/24	44,590	47,335
	Federal Home Loan Banks	2.875%	6/14/24	200	216
	Federal Home Loan Banks	1.500%	8/15/24	19,940	20,620
	Federal Home Loan Banks	5.375%	8/15/24	1,585	1,844
	Federal Home Loan Banks	2.875%	9/13/24	1,000	1,081
	Federal Home Loan Banks	0.500%	4/14/25	39,015	38,736
	Federal Home Loan Banks	0.375%	9/4/25	8,000	7,853
	Federal Home Loan Banks	3.250%	6/9/28	19,510	21,835
	Federal Home Loan Banks	3.250%	11/16/28	62,645	70,443
	Federal Home Loan Banks	5.500%	7/15/36	20,850	30,028
[4]	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	70,985	72,270
[4]	Federal Home Loan Mortgage Corp.	0.250%	6/8/22	20,000	20,029
[3,4]	Federal Home Loan Mortgage Corp.	0.125%	7/25/22	25,350	25,350
[4]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	38,000	38,147
[4]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	34,000	34,127
[3,4]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	42,650	45,048
[4]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	42,000	42,041
[4]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	52,625	52,624
[4]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	48,000	47,976
[4]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	34,910	34,773
[4]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	86,460	86,370
[4]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	60,000	59,935
[4]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	60,000	61,944
[3,4]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	54,000	53,077
[4]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	108,000	106,081
[3,4]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	15,573	22,096
[4]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	35,301	51,102
[4]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	40,678	58,656
[4]	Federal National Mortgage Assn.	2.000%	1/5/22	101,000	102,488
[4]	Federal National Mortgage Assn.	2.625%	1/11/22	10,798	11,013
[4]	Federal National Mortgage Assn.	1.875%	4/5/22	61,000	62,090
[4]	Federal National Mortgage Assn.	2.250%	4/12/22	23,810	24,336
[4]	Federal National Mortgage Assn.	1.375%	9/6/22	15,115	15,380
[4]	Federal National Mortgage Assn.	2.000%	10/5/22	69,818	71,760
[4]	Federal National Mortgage Assn.	2.375%	1/19/23	25,381	26,383
[4]	Federal National Mortgage Assn.	0.250%	5/22/23	30,000	30,034
[4]	Federal National Mortgage Assn.	0.250%	7/10/23	30,000	30,006
[4]	Federal National Mortgage Assn.	2.875%	9/12/23	50,000	53,174
[4]	Federal National Mortgage Assn.	0.250%	11/27/23	69,000	68,926
[4]	Federal National Mortgage Assn.	2.500%	2/5/24	45,214	47,976
[4]	Federal National Mortgage Assn.	1.750%	7/2/24	41,103	42,827
[4]	Federal National Mortgage Assn.	2.625%	9/6/24	8,755	9,390
[4]	Federal National Mortgage Assn.	1.625%	10/15/24	38,890	40,382
[4]	Federal National Mortgage Assn.	1.625%	1/7/25	43,250	44,965
[4]	Federal National Mortgage Assn.	0.625%	4/22/25	2,200	2,196
[4]	Federal National Mortgage Assn.	0.500%	6/17/25	26,000	25,742
[4]	Federal National Mortgage Assn.	0.375%	8/25/25	86,500	85,026
[4]	Federal National Mortgage Assn.	0.500%	11/7/25	101,800	100,152
[4]	Federal National Mortgage Assn.	2.125%	4/24/26	42,302	44,733
[4]	Federal National Mortgage Assn.	1.875%	9/24/26	30,435	31,760
[4]	Federal National Mortgage Assn.	0.750%	10/8/27	98,140	94,505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Federal National Mortgage Assn.	6.250%	5/15/29	43,526	58,942
[4]	Federal National Mortgage Assn.	7.125%	1/15/30	17,956	25,867
[4]	Federal National Mortgage Assn.	7.250%	5/15/30	44,920	65,736
[4]	Federal National Mortgage Assn.	0.875%	8/5/30	121,835	112,631
[4]	Federal National Mortgage Assn.	6.625%	11/15/30	55,935	79,710
[4]	Federal National Mortgage Assn.	5.625%	7/15/37	3,396	5,013
[4]	Federal National Mortgage Assn.	6.210%	8/6/38	300	468
[2,3]	Private Export Funding Corp.	4.300%	12/15/21	7,760	7,979
[2,3]	Private Export Funding Corp.	2.800%	5/15/22	1,125	1,156
[2,3]	Private Export Funding Corp.	2.050%	11/15/22	15,525	15,962
[2,3]	Private Export Funding Corp.	3.550%	1/15/24	16,425	17,810
[2,3]	Private Export Funding Corp.	2.450%	7/15/24	4,955	5,262
[2]	Private Export Funding Corp.	1.750%	11/15/24	3,115	3,248
[2,3]	Private Export Funding Corp.	3.250%	6/15/25	3,250	3,560
	Tennessee Valley Authority	1.875%	8/15/22	3,875	3,963
	Tennessee Valley Authority	2.875%	9/15/24	12,231	13,186
	Tennessee Valley Authority	0.750%	5/15/25	3,000	2,986
[3]	Tennessee Valley Authority	6.750%	11/1/25	19,581	24,784
[3]	Tennessee Valley Authority	2.875%	2/1/27	25,750	28,210
	Tennessee Valley Authority	7.125%	5/1/30	9,625	13,837
[3]	Tennessee Valley Authority	4.700%	7/15/33	6,375	8,214
	Tennessee Valley Authority	4.650%	6/15/35	6,000	7,781
	Tennessee Valley Authority	5.880%	4/1/36	12,795	18,426
	Tennessee Valley Authority	6.150%	1/15/38	665	987
	Tennessee Valley Authority	5.500%	6/15/38	1,436	2,014
	Tennessee Valley Authority	5.250%	9/15/39	15,248	20,937
	Tennessee Valley Authority	4.875%	1/15/48	14,320	19,513
	Tennessee Valley Authority	5.375%	4/1/56	5,585	8,471
	Tennessee Valley Authority	4.625%	9/15/60	8,838	12,108
	Tennessee Valley Authority	4.250%	9/15/65	8,050	10,428
					3,280,008
Conventional Mortgage-Backed Securities (20.7%)
[3,4]	Fannie Mae Pool	6.000%	11/1/32	69	77
[3,4]	Fannie Mae Pool	6.500%	9/1/32	38	42
[3,4]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	27,010	27,733
[3,4]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/43	410,422	427,988
[3,4]	Freddie Mac Gold Pool	3.000%	10/1/26–4/1/48	1,265,763	1,334,726
[3,4]	Freddie Mac Gold Pool	3.500%	7/1/21–3/1/49	1,454,794	1,558,043
[3,4]	Freddie Mac Gold Pool	4.000%	5/1/23–2/1/49	920,483	1,002,513
[3,4]	Freddie Mac Gold Pool	4.500%	3/1/23–1/1/49	450,432	498,871
[3,4]	Freddie Mac Gold Pool	5.000%	9/1/21–11/1/48	150,799	170,257
[3,4]	Freddie Mac Gold Pool	5.500%	1/1/22–6/1/41	83,058	95,203
[3,4]	Freddie Mac Gold Pool	6.000%	10/1/21–5/1/40	40,759	47,270
[3,4]	Freddie Mac Gold Pool	6.500%	3/1/22–9/1/39	11,205	12,874
[3,4]	Freddie Mac Gold Pool	7.000%	3/1/26–12/1/38	4,101	4,628
[3,4]	Freddie Mac Gold Pool	7.500%	4/1/27–2/1/32	36	41
[3,4]	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	58	67
[3,4]	Freddie Mac Gold Pool	8.500%	6/1/25	10	11
[3,5]	Ginnie Mae I Pool	3.000%	1/15/26–4/15/51	2,739,248	2,876,883
[3,5]	Ginnie Mae I Pool	3.500%	9/20/25–4/15/51	2,600,616	2,783,633
[3]	Ginnie Mae I Pool	4.000%	6/15/24–5/20/50	1,394,880	1,516,229
[3]	Ginnie Mae I Pool	4.500%	10/15/24–1/20/50	718,920	792,415
[3]	Ginnie Mae I Pool	5.000%	12/15/32–12/20/49	272,830	304,193
[3]	Ginnie Mae I Pool	5.500%	8/20/23–8/20/49	60,644	69,266
[3]	Ginnie Mae I Pool	6.000%	1/15/26–9/20/41	36,233	41,638
[3]	Ginnie Mae I Pool	6.500%	5/15/24–11/20/39	10,487	11,949
[3]	Ginnie Mae I Pool	7.000%	7/15/23–11/20/38	989	1,176
[3]	Ginnie Mae I Pool	7.500%	12/15/23	4	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	17	19
[3,5]	Ginnie Mae II Pool	2.000%	11/20/50–4/15/51	1,292,408	1,305,628
[3,5]	Ginnie Mae II Pool	2.500%	6/20/27–4/15/51	1,536,630	1,587,395
[3,4,5]	UMBS Pool	1.500%	11/1/35–4/15/51	2,130,269	2,085,061
[3,4,5]	UMBS Pool	2.000%	11/1/27–4/15/51	8,065,239	8,096,255
[3,4,5]	UMBS Pool	2.500%	11/1/26–4/25/51	5,498,337	5,669,419
[3,4,5]	UMBS Pool	3.000%	11/1/23–4/25/51	5,745,253	6,042,017
[3,4,5]	UMBS Pool	3.500%	5/1/21–4/15/51	4,105,867	4,383,226
[3,4,5]	UMBS Pool	4.000%	4/1/24–4/25/51	3,016,293	3,278,857
[3,4]	UMBS Pool	4.500%	5/1/22–7/1/50	1,405,083	1,553,066
[3,4]	UMBS Pool	5.000%	6/1/21–3/1/50	464,879	523,914
[3,4]	UMBS Pool	5.500%	8/1/21–6/1/49	159,506	183,943
[3,4]	UMBS Pool	6.000%	7/1/21–5/1/41	112,802	130,742
[3,4]	UMBS Pool	6.500%	10/1/21–5/1/40	27,153	31,471
[3,4]	UMBS Pool	7.000%	8/1/27–12/1/38	6,908	8,003
[3,4]	UMBS Pool	7.500%	7/1/30–12/1/32	92	107
[3,4]	UMBS Pool	8.000%	12/1/29	9	10
					48,456,863
Nonconventional Mortgage-Backed Securities (0.0%)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	1.726%	12/1/41	455	473
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.893%	9/1/37	992	1,027
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.388%	2.002%	10/1/37–3/1/38	229	238
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.431%	2.065%	7/1/36	76	80
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.472%	1.847%	3/1/43	1,199	1,216
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	1.936%	12/1/43	487	525
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.553%	2.199%	9/1/43	143	144
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.302%	7/1/43	2,056	2,123
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.596%	2.096%	11/1/33	30	32
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.600%	2.242%	6/1/43	552	559
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.618%	2.326%	8/1/35–9/1/42	951	1,004
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	1.998%	2/1/36	94	97
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.624%	2.424%	10/1/37	187	194
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	2.135%	11/1/36	21	22
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.643%	2.018%	1/1/37	73	76
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.656%	2.444%	10/1/42	397	399
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	2.408%	7/1/35	174	184
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	2.207%	9/1/40	65	70
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	2.540%	6/1/36	10	10
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.668%	2.184%	11/1/39	206	217

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.682%	2.057%	4/1/36	57	60
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	2.329%	8/1/39	497	514
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	2.105%	12/1/33	57	61
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.686%	2.915%	6/1/42	609	638
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.689%	2.155%	2/1/41–1/1/42	759	795
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.212%	10/1/39	192	201
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.674%	5/1/40	177	186
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	2.445%	7/1/39	70	73
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	2.453%	8/1/40	154	162
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.075%	12/1/40	171	183
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.678%	7/1/37	133	143
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	2.248%	10/1/42	418	446
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	2.109%	11/1/39	84	88
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.722%	2.519%	5/1/42	553	583
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.729%	2.229%	9/1/34	70	73
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.730%	2.397%	9/1/43	920	953
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.738%	2.613%	6/1/41	76	80
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	2.604%	7/1/41	615	652
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.748%	2.123%	5/1/35	80	83
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.125%	2/1/36	91	96
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.447%	10/1/40	94	100
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.768%	2.430%	5/1/42	185	195
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.781%	2.460%	7/1/42	477	518
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.793%	3.360%	8/1/42	846	849
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	2.532%	3/1/42	473	512
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.170%	3/1/42	510	542
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.798%	2.505%	2/1/42	1,197	1,284
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.274%	11/1/41	445	481
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.185%	11/1/39–12/1/40	197	208
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.310%	11/1/33–10/1/40	587	626

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.201%	1/1/42	260	277
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.213%	11/1/41	271	289
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.553%	9/1/40	393	417
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.190%	2/1/41	273	292
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.224%	12/1/41	295	316
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.289%	12/1/40	169	177
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.315%	11/1/40	178	190
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.024%	5/1/41	240	257
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.195%	12/1/40–3/1/41	441	470
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.823%	2.292%	12/1/39	191	201
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.200%	2/1/41–3/1/41	494	521
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.826%	2.826%	7/1/38	77	79
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.828%	2.746%	2/1/42	356	384
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.205%	4/1/41	294	299
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.830%	6/1/41	347	370
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.210%	1/1/40	159	167
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.566%	8/1/39	186	198
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.864%	3.614%	5/1/40	57	60
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	2.504%	11/1/34	205	221
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	3.659%	4/1/37	181	193
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	2.787%	5/1/36	21	21
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.965%	2.340%	4/1/37	4	4
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 2.130%	2.547%	10/1/36	99	107
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.155%	2.280%	12/1/37	230	238
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.268%	2.393%	12/1/35	79	84
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	82	87
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.146%	1.396%	4/1/37	387	403
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.090%	8/1/37	133	140
[3,4]	Fannie Mae REMICS	2.413%	3/25/23	5,421	5,583
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.487%	1.987%	3/1/37	26	27
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.561%	2.390%	9/1/37	30	31
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.570%	1.945%	3/1/37	8	9

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	2.000%	1/1/38	36	39
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.015%	12/1/36	106	114
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.154%	11/1/43	451	472
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.662%	5/1/42	94	99
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	2.160%	10/1/37	250	260
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	2.040%	12/1/34	35	36
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.070%	2/1/37	74	79
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	2.102%	1/1/35	16	16
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	2.118%	12/1/36	141	147
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	2.120%	12/1/40	541	569
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.125%	12/1/41	322	344
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.500%	5/1/38	23	24
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	2.219%	12/1/36	39	42
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.802%	2.545%	6/1/37	237	256
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.822%	2.416%	3/1/42	280	299
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.830%	2.247%	12/1/35	107	115
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.831%	2.831%	1/1/37	37	40
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.840%	2.840%	6/1/37	25	27
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.850%	2.544%	8/1/37	70	73
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.854%	2.246%	2/1/42	97	103
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.255%	12/1/40–3/1/41	594	631
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.768%	6/1/40	126	133
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.814%	6/1/41	93	97
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.880%	6/1/40	135	140
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.044%	5/1/40	75	78
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.630%	5/1/40	32	33
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	2.281%	2/1/42	343	348
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.895%	2.519%	9/1/40	425	452
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.353%	11/1/40	211	221
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.797%	6/1/40	127	132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.285%	1/1/41–2/1/41	386	410
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.995%	2.370%	3/1/37	136	146
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.996%	3.309%	5/1/37	495	516
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.460%	3/1/38	23	25
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.375%	2/1/36	54	56
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.378%	11/1/34	247	260
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.542%	11/1/36	39	41
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.953%	5/1/36	67	70
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	2.537%	10/1/36	185	198
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.549%	4.048%	3/1/37	37	37
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	1.855%	6/1/37	86	88
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.570%	1.820%	3/1/37	7	7
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	1.915%	1/1/37	183	193
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.625%	7/20/38–12/20/40	414	437
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.125%	10/20/38–12/20/43	3,205	3,307
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.250%	7/20/41–8/20/41	1,763	1,823
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	6/20/29–6/20/43	2,760	2,883
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.000%	1/20/41–3/20/43	3,835	3,997
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	85	88
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	60	62
					52,250
Total U.S. Government and Agency Obligations (Cost $147,889,607)					149,598,330
Asset-Backed/Commercial Mortgage-Backed Securities (2.5%)
[3]	Ally Auto Receivables Trust Series 2017-4	1.960%	7/15/22	1,150	1,152
[3]	Ally Auto Receivables Trust Series 2018-1	2.350%	6/15/22	72	73
[3]	Ally Auto Receivables Trust Series 2018-1	2.530%	2/15/23	1,450	1,460
[3]	Ally Auto Receivables Trust Series 2018-3	3.000%	1/17/23	345	347
[3]	Ally Auto Receivables Trust Series 2018-3	3.120%	7/17/23	1,925	1,962
[3]	Ally Auto Receivables Trust Series 2019-2	2.230%	1/16/24	11,041	11,173
[3]	Ally Auto Receivables Trust Series 2019-2	2.260%	8/15/24	1,450	1,496
[3]	Ally Auto Receivables Trust Series 2019-4	1.840%	6/17/24	10,370	10,490
[3]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	1,250	1,283
[3]	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	4,925	4,943
	American Express Credit Account Master Trust Series 2019-3	2.000%	4/15/25	5,600	5,739
[3]	American Express Credit Account Master Trust Class A Series 2017-7	2.350%	5/15/25	9,825	10,136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	American Express Credit Account Master Trust Class A Series 2018-2	3.010%	10/15/25	11,025	11,596
[3]	American Express Credit Account Master Trust Class A Series 2018-4	2.990%	12/15/23	14,175	14,223
[3]	American Express Credit Account Master Trust Class A Series 2018-8	3.180%	4/15/24	9,000	9,122
[3]	American Express Credit Account Master Trust Class A Series 2019-1	2.870%	10/15/24	12,800	12,863
[3]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.070%	12/19/22	241	241
[3]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.260%	1/18/24	2,456	2,482
[3]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.500%	1/18/24	1,650	1,700
[3]	AmeriCredit Automobile Receivables Trust Series 2019-1	2.970%	11/20/23	2,623	2,650
[3]	AmeriCredit Automobile Receivables Trust Series 2020-1	1.110%	8/19/24	6,610	6,661
[3]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	700	703
[3]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.530%	6/18/25	1,000	1,001
[3]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	1,000	1,000
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.370%	8/18/25	2,775	2,772
	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	1,650	1,645
	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	1,025	1,021
[3]	BA Credit Card Trust Series 2018-A2	3.000%	9/15/23	18,200	18,219
[3]	BA Credit Card Trust Series 2018-A3	3.100%	12/15/23	6,750	6,806
[3]	BA Credit Card Trust Series 2019-A1	1.740%	1/15/25	8,125	8,286
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	1,298	1,379
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	2,525	2,748
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.116%	2/15/50	500	510
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.311%	2/15/50	425	458
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	7,560	8,297
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	2,800	3,046
[3]	BANK Series 2017-BNK4	3.625%	5/15/50	5,950	6,548
[3]	BANK Series 2017-BNK5	3.390%	6/15/60	7,000	7,625
[3]	BANK Series 2017-BNK5	3.624%	6/15/60	3,500	3,768
[3]	BANK Series 2017-BNK6	3.254%	7/15/60	3,650	3,910
[3]	BANK Series 2017-BNK6	3.518%	7/15/60	9,658	10,583
[3]	BANK Series 2017-BNK6	3.741%	7/15/60	9,929	10,769
[3]	BANK Series 2017-BNK7	3.175%	9/15/60	7,575	8,127
[3]	BANK Series 2017-BNK7	3.435%	9/15/60	4,965	5,416
[3]	BANK Series 2017-BNK7	3.748%	9/15/60	5,225	5,668
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	5,925	6,485
[3]	BANK Series 2017-BNK8	3.731%	11/15/50	1,000	1,091
	BANK Series 2017-BNK8	4.071%	11/15/50	2,800	2,939
[3]	BANK Series 2017-BNK9	3.279%	11/15/54	6,075	6,511
[3]	BANK Series 2017-BNK9	3.538%	11/15/54	5,925	6,493
[3]	BANK Series 2018-BN10	3.641%	2/15/61	1,425	1,563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	BANK Series 2018-BN10	3.688%	2/15/61	4,375	4,826
[3]	BANK Series 2018-BN10	3.898%	2/15/61	1,650	1,818
[3]	BANK Series 2018-BN11	4.046%	3/15/61	4,275	4,805
[3]	BANK Series 2018-BN12	4.255%	5/15/61	6,200	7,038
[3]	BANK Series 2018-BN12	4.357%	5/15/61	1,650	1,860
[3]	BANK Series 2018-BN13	3.953%	8/15/61	2,235	2,483
[3]	BANK Series 2018-BN13	4.217%	8/15/61	6,200	7,022
[3]	BANK Series 2018-BN14	4.128%	9/15/60	5,725	6,076
[3]	BANK Series 2018-BN14	4.231%	9/15/60	2,425	2,750
[3]	BANK Series 2018-BN14	4.481%	9/15/60	2,600	2,947
[3]	BANK Series 2018-BN15	4.407%	11/15/61	9,060	10,393
[3]	BANK Series 2019-BN16	4.005%	2/15/52	6,850	7,680
[3]	BANK Series 2019-BN17	3.714%	4/15/52	5,070	5,584
[3]	BANK Series 2019-BN17	3.976%	4/15/52	2,125	2,350
[3]	BANK Series 2019-BN18	3.584%	5/15/62	2,650	2,898
[3]	BANK Series 2019-BN18	3.826%	5/15/62	2,050	2,238
[3]	BANK Series 2019-BN19	3.183%	8/15/61	3,400	3,623
[3]	BANK Series 2019-BN19	4.033%	8/15/61	1,575	1,652
[3]	BANK Series 2019-BN20	3.011%	9/15/62	7,775	8,183
[3]	BANK Series 2019-BN21	2.851%	10/17/52	2,550	2,652
[3]	BANK Series 2019-BN21	3.093%	10/17/52	3,275	3,400
[3]	BANK Series 2019-BN22	2.978%	11/15/62	3,630	3,810
[3]	BANK Series 2019-BN23	2.920%	12/15/52	8,290	8,667
[3]	BANK Series 2019-BN23	3.203%	12/15/52	3,125	3,294
[3]	BANK Series 2019-BN24	2.960%	11/15/62	15,788	16,552
[3]	BANK Series 2019-BN24	3.283%	11/15/62	2,900	3,078
[3]	BANK Series 2020-BN25	2.649%	1/15/63	4,025	4,127
[3]	BANK Series 2020-BN25	2.841%	1/15/63	2,970	3,049
[3]	BANK Series 2020-BN26	2.403%	3/15/63	7,625	7,672
[3]	BANK Series 2020-BN26	2.687%	3/15/63	2,410	2,413
[3]	BANK Series 2020-BN27	2.144%	4/15/63	6,675	6,583
[3]	BANK Series 2020-BN27	2.551%	4/15/63	1,950	1,947
[3]	BANK Series 2020-BN28	1.844%	3/15/63	1,950	1,865
[3]	BANK Series 2020-BN29	1.997%	11/15/53	2,775	2,682
[3]	BANK Series 2020-BN30	1.925%	12/15/53	3,425	3,293
[3]	BANK Series 2020-BN30	2.111%	12/15/53	415	398
[3]	BANK Series 2021-BN31	2.036%	2/15/54	2,425	2,353
	BANK Series 2021-BN31	2.211%	2/15/54	1,425	1,369
[3]	BANK Series 2021-BN32	2.643%	4/15/54	4,200	4,290
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	17,100	18,710
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	12,600	13,169
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	1,050	1,103
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	6,750	7,129
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	4,150	4,397
[3]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	10,625	11,722
[3]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	2,900	3,168
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	10,125	11,561
[3]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	6,070	6,219
[3]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	1,600	1,641
[3]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	1,750	1,711
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	5,790	5,612
[3]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	1,205	1,189
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	7,175	7,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	4,700	5,191
[3]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	2,050	2,244
[3]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	4,150	4,333
[3]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	14,945	16,665
[3]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	5,675	6,300
[3]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	3,875	4,072
[3]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	10,250	11,532
[3]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	2,725	3,080
[3]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	4,000	4,459
[3]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	2,100	2,387
	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/51	1,750	1,985
[3]	Benchmark Mortgage Trust Series 2018-B6	4.203%	10/10/51	5,650	6,041
[3]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	7,075	8,057
[3]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	2,175	2,475
[3]	Benchmark Mortgage Trust Series 2018-B7	4.377%	5/15/53	2,225	2,396
[3]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	10,266	11,866
[3]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	2,800	3,188
[3]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	4,000	4,569
[3]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	7,425	8,190
[3]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	3,200	3,522
[3]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	2,550	2,783
[3]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	3,350	3,654
[3]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	11,697	12,246
[3]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	4,215	4,453
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	1,045	1,093
[3]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	6,509	7,311
[3]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	4,225	4,356
[3]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	1,035	1,068
[3]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	2,250	2,332
[3]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	14,279	14,214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	1,200	1,202
[3]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	2,350	2,258
[3]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	775	748
[3]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	4,725	4,592
[3]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	400	394
[3]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	5,950	5,750
[3]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	600	584
[3]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	4,375	4,215
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	6,365	6,536
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	2,125	2,156
[3]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	9,675	9,405
	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	3,225	3,107
[3]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	5,775	5,863
	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	1,250	1,268
[3]	BMW Vehicle Lease Trust Series 2021-1	0.290%	1/25/24	3,025	3,022
[3]	BMW Vehicle Lease Trust Series 2021-1	0.370%	7/25/24	950	947
[3]	BMW Vehicle Owner Trust Series 2018-A	2.510%	6/25/24	1,303	1,315
[3]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	975	977
[3]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	400	401
[3]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	5,705	6,295
[3]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	6,150	6,418
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	6,225	6,554
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	2,675	2,817
[3]	Capital One Multi-Asset Execution Trust Series 2017-A3	2.430%	1/15/25	7,025	7,172
[3]	Capital One Multi-Asset Execution Trust Series 2017-A6	2.290%	7/15/25	15,525	15,986
[3]	Capital One Multi-Asset Execution Trust Series 2018-A1	3.010%	2/15/24	5,250	5,255
[3]	Capital One Multi-Asset Execution Trust Series 2019-A1	2.840%	12/15/24	3,350	3,427
[3]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	4,238	4,297
[3]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	1,675	1,735
[3]	Capital One Prime Auto Receivables Trust Series 2020-1	1.600%	11/15/24	2,520	2,557
[3]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	630	645
[3]	CarMax Auto Owner Trust Series 2017-4	2.110%	10/17/22	324	324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CarMax Auto Owner Trust Series 2017-4	2.330%	5/15/23	2,350	2,374
[3]	CarMax Auto Owner Trust Series 2018-1	2.480%	11/15/22	806	810
[3]	CarMax Auto Owner Trust Series 2018-1	2.640%	6/15/23	900	916
[3]	CarMax Auto Owner Trust Series 2018-2	2.980%	1/17/23	1,144	1,153
[3]	CarMax Auto Owner Trust Series 2018-2	3.160%	7/17/23	2,025	2,077
[3]	CarMax Auto Owner Trust Series 2019-3	2.180%	8/15/24	1,935	1,975
[3]	CarMax Auto Owner Trust Series 2019-4	2.020%	11/15/24	8,250	8,427
[3]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	1,025	1,063
[3]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	7,489	7,657
[3]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	635	659
[3]	CarMax Auto Owner Trust Series 2020-2	1.700%	11/15/24	5,880	5,975
[3]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	5,350	5,372
[3]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	600	601
[3]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	2,950	2,953
[3]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	775	772
[3]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	200	200
[3]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	2,825	2,815
[3]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	625	618
[3]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	1,000	1,071
[3]	CD Mortgage Trust Series 2006-CD3	5.648%	10/15/48	1,116	1,126
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	5,650	5,967
[3]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	5,000	5,471
[3]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	1,862	2,007
[3]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	14,170	15,592
[3]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	3,706	3,978
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	4,400	4,809
[3]	CD Mortgage Trust Series 2017-CD4	3.747%	5/10/50	3,000	3,272
[3]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/50	3,500	3,811
[3]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	2,400	2,594
[3]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	4,715	5,133
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	2,825	3,040
[3]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	600	676
[3]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	12,700	14,422
[3]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	3,000	3,055
[3]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	8,400	8,728
[3]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	4,768	4,999
[3]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	3,650	4,016
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.091%	5/10/58	1,600	1,691
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	5,050	5,423
	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	3,600	3,887
[3]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	9,400	10,055
[3]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	3,000	3,265
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	9,900	10,781
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	1,950	2,112
[3]	Chase Issuance Trust Series 2012-A7	2.160%	9/15/24	16,005	16,448
[3]	Chase Issuance Trust Series 2020-A1	1.530%	1/15/25	21,035	21,508
[3]	Citibank Credit Card Issuance Trust Series 2014-A5	2.680%	6/7/23	6,525	6,555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Citibank Credit Card Issuance Trust Series 2016-A2	2.190%	11/20/23	7,175	7,265
[3]	Citibank Credit Card Issuance Trust Series 2018-A3	3.290%	5/23/25	20,500	21,766
	Citibank Credit Card Issuance Trust Series 2018-A6	3.210%	12/7/24	4,625	4,855
[3]	Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/10/45	3,638	3,718
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	2,300	2,395
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.422%	4/10/46	1,300	1,351
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	3.942%	9/10/46	406	423
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	1,200	1,298
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.649%	9/10/46	1,700	1,819
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	3.675%	11/10/46	304	315
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	1,825	1,966
	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	750	810
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	750	790
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/10/47	454	475
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	1,150	1,241
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/10/47	955	1,027
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.477%	5/10/47	234	245
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	1,675	1,818
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	1,350	1,425
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	2,725	2,940
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	6,215	6,711
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	7,425	7,912
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	3,025	3,211
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	2,675	2,866
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	2,937	3,084
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	2,925	3,203
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	3,375	3,703
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	2,075	2,190
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	3,950	4,258
[3]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/49	2,500	2,646

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Citigroup Commercial Mortgage Trust Series 2016-C3	2.984%	11/15/49	1,500	1,587
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	1,483	1,597
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	9,590	10,494
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	10,750	11,614
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	1,500	1,571
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	2,350	2,497
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	1,250	1,333
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	8,179	8,913
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	1,575	1,710
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	1,300	1,380
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	2,300	2,402
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	15,475	17,302
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	1,190	1,350
[3]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/51	1,900	2,169
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	10,500	10,953
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	12,365	13,052
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	10,880	11,196
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	2,100	2,144
[3]	COMM Mortgage Trust Series 2012-CR2	3.147%	8/15/45	1,285	1,319
[3]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	1,825	1,867
[3]	COMM Mortgage Trust Series 2012-CR3	2.822%	10/15/45	5,334	5,452
[3,7]	COMM Mortgage Trust Series 2012-CR3	3.416%	10/15/45	2,195	2,227
[3]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	6,262	6,435
[3]	COMM Mortgage Trust Series 2012-CR5	2.771%	12/10/45	1,500	1,540
[3]	COMM Mortgage Trust Series 2013-CR10	4.210%	8/10/46	660	710
[3]	COMM Mortgage Trust Series 2013-CR11	3.660%	8/10/50	735	763
[3]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	1,749	1,872
[3]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	7,820	8,440
[3]	COMM Mortgage Trust Series 2013-CR11	4.715%	8/10/50	1,310	1,417
[3]	COMM Mortgage Trust Series 2013-CR12	3.623%	10/10/46	595	618
[3]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	1,428	1,507
[3]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	1,125	1,210
[3]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	750	777

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	350	370
[3]	COMM Mortgage Trust Series 2013-CR13	3.706%	11/10/46	213	222
[3]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	3,700	4,012
[3]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	1,100	1,191
[3]	COMM Mortgage Trust Series 2013-CR6	3.101%	3/10/46	2,144	2,207
[3]	COMM Mortgage Trust Series 2013-CR7	3.213%	3/10/46	870	906
[3]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	1,888	1,993
[3]	COMM Mortgage Trust Series 2013-CR9	4.219%	7/10/45	3,595	3,840
[3]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	2,880	3,094
[3]	COMM Mortgage Trust Series 2013-LC6	2.941%	1/10/46	3,194	3,301
[3]	COMM Mortgage Trust Series 2013-LC6	3.282%	1/10/46	2,184	2,267
[3]	COMM Mortgage Trust Series 2013-LC6	4.242%	1/10/46	621	636
[3]	COMM Mortgage Trust Series 2014-CR14	3.147%	2/10/47	1,017	1,019
[3]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	2,450	2,658
[3]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	2,725	2,941
[3]	COMM Mortgage Trust Series 2014-CR14	4.619%	2/10/47	2,650	2,856
[3]	COMM Mortgage Trust Series 2014-CR15	2.928%	2/10/47	800	803
[3]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	572	596
[3]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	1,737	1,885
[3]	COMM Mortgage Trust Series 2014-CR15	4.691%	2/10/47	869	938
[3]	COMM Mortgage Trust Series 2014-CR15	4.741%	2/10/47	1,925	2,075
[3]	COMM Mortgage Trust Series 2014-CR16	3.653%	4/10/47	850	889
[3]	COMM Mortgage Trust Series 2014-CR16	4.278%	4/10/47	1,975	2,119
[3]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	597	623
[3]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	2,425	2,636
[3]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	955	999
[3]	COMM Mortgage Trust Series 2014-CR18	3.452%	7/15/47	1,684	1,742
[3]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	4,955	5,379
[3]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	1,281	1,375
[3]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	5,775	6,281
[3]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	1,550	1,682
[3]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	6,636	7,067
[3]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	1,995	2,142
[3]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	5,695	6,078

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	5,225	5,660
[3]	COMM Mortgage Trust Series 2014-LC17	3.164%	10/10/47	10	11
[3]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	1,550	1,683
[3]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	389	405
[3]	COMM Mortgage Trust Series 2014-UBS2	3.691%	3/10/47	6,000	6,357
[3]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	1,699	1,835
[3]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	475	510
	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	301	324
[3]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	3,882	4,210
[3]	COMM Mortgage Trust Series 2014-UBS4	3.420%	8/10/47	955	1,023
[3]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	6,000	6,471
[3]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	1,502	1,602
[3]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	4,575	4,976
[3]	COMM Mortgage Trust Series 2014-UBS6	2.935%	12/10/47	631	632
[3]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	2,882	3,019
[3]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	7,500	8,152
[3]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	2,275	2,456
[3]	COMM Mortgage Trust Series 2015-CR22	2.856%	3/10/48	544	545
[3]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	5,325	5,736
[3]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	6,785	7,310
[3]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	1,800	1,889
[3]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	3,750	4,075
[3]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	1,450	1,559
[3]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	522	563
[3]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	4,700	5,172
[3]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	10,875	11,897
[3]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	3,300	3,499
[3]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	3,775	4,125
	COMM Mortgage Trust Series 2015-CR27	4.339%	10/10/48	800	876
[3]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	8,545	9,199
[3]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	589	616

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	4,000	4,287
[3]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	2,125	2,276
[3]	COMM Mortgage Trust Series 2015-LC21	3.445%	7/10/48	400	425
[3]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	7,797	8,582
[3]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	10,945	12,064
[3]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	4,233	4,501
[3]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/50	500	540
[3]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	1,450	1,589
[3]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/51	2,500	2,794
[3]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	6,320	7,155
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	34,455	36,102
	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	2,408	2,541
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	3,750	4,043
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	1,900	2,049
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	1,525	1,599
[3]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	4,650	5,022
[3]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	1,800	1,882
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	2,389	2,515
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	6,550	7,143
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.128%	8/15/48	1,625	1,657
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	1,991	2,118
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	7,550	8,290
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	8,100	8,801
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	7,800	8,408
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	5,925	6,399
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	4,175	4,512
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	12,600	14,020
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	5,950	6,707
[3]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	15,450	17,263
[3]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	12,500	13,361
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	12,575	12,830

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	2,100	2,144
[3]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	5,872	6,746
[3]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	2,600	2,799
[3]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	6,575	6,982
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	5,700	6,180
[3]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	1,600	1,724
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	9/15/53	6,973	6,750
[3]	Discover Card Execution Note Trust Series 2017-A2	2.390%	7/15/24	7,300	7,428
[3]	Discover Card Execution Note Trust Series 2018-A1	3.030%	8/15/25	10,175	10,683
[3]	Discover Card Execution Note Trust Series 2019-A3	1.890%	10/15/24	12,000	12,289
[3]	Drive Auto Receivables Trust Series 2018-5	4.300%	4/15/26	1,640	1,718
	Drive Auto Receivables Trust Series 2019-1	4.090%	6/15/26	5,155	5,376
[3]	Drive Auto Receivables Trust Series 2020-1	2.080%	7/15/24	3,375	3,410
[3]	Drive Auto Receivables Trust Series 2020-1	2.360%	3/16/26	2,110	2,156
[3]	Drive Auto Receivables Trust Series 2020-2	1.420%	3/17/25	400	404
	Exeter Automobile Receivables Trust Series 2020-3A	1.320%	7/15/25	3,504	3,542
	Exeter Automobile Receivables Trust Series 2021-1A	0.500%	2/18/25	1,615	1,614
	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	3,910	3,898
[3,4]	Fannie Mae-Aces Series 2011-M4	3.726%	6/25/21	1,175	1,177
[3,4]	Fannie Mae-Aces Series 2013-M14	2.548%	4/25/23	1,305	1,310
[3,4]	Fannie Mae-Aces Series 2013-M14	3.329%	10/25/23	8,018	8,516
[3,4]	Fannie Mae-Aces Series 2013-M7	2.280%	12/27/22	1,845	1,891
[3,4]	Fannie Mae-Aces Series 2014-M12	2.614%	10/25/21	3,456	3,475
[3,4]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	5,167	5,519
[3,4]	Fannie Mae-Aces Series 2014-M2	3.513%	12/25/23	7,935	8,526
[3,4]	Fannie Mae-Aces Series 2014-M3	3.501%	1/25/24	3,237	3,470
[3,4]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	5,017	5,370
[3,4]	Fannie Mae-Aces Series 2014-M6	2.679%	5/25/21	871	871
[3,4]	Fannie Mae-Aces Series 2014-M7	3.234%	6/25/24	7,681	8,151
[3,4]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	4,753	5,082
[3,4]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	6,147	6,574
[3,4]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	9,306	9,821
[3,4]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	3,331	3,625
[3,4]	Fannie Mae-Aces Series 2015-M13	2.710%	6/25/25	3,453	3,695
[3,4]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	8,825	9,484
[3,4]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	5,411	5,724
[3,4]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	3,378	3,583
[3,4]	Fannie Mae-Aces Series 2015-M4	2.509%	7/25/22	2,751	2,783
[3,4]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	5,550	5,866
[3,4]	Fannie Mae-Aces Series 2015-M8	2.344%	1/25/25	1,024	1,045
[3,4]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	8,100	8,659
[3,4]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	9,650	10,160
[3,4]	Fannie Mae-Aces Series 2016-M12	2.442%	9/25/26	9,400	9,886
[3,4]	Fannie Mae-Aces Series 2016-M13	2.483%	9/25/26	9,700	10,287
[3,4]	Fannie Mae-Aces Series 2016-M2	2.152%	1/25/23	3,346	3,416
[3,4]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	3,570	3,807
[3,4]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	3,525	3,741

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	7,900	8,356
[3,4]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	5,150	5,452
[3,4]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	1,562	1,605
[3,4]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	2,825	2,933
[3,4]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	14,000	14,689
[3,4]	Fannie Mae-Aces Series 2017-M1	2.417%	10/25/26	9,555	10,100
[3,4]	Fannie Mae-Aces Series 2017-M10	2.553%	7/25/24	4,244	4,455
[3,4]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	5,100	5,507
[3,4]	Fannie Mae-Aces Series 2017-M12	3.085%	6/25/27	12,266	13,388
[3,4]	Fannie Mae-Aces Series 2017-M14	2.868%	11/25/27	4,065	4,391
[3,4]	Fannie Mae-Aces Series 2017-M15	3.136%	11/25/27	11,675	12,657
[3,4]	Fannie Mae-Aces Series 2017-M2	2.807%	2/25/27	7,310	7,882
[3,4]	Fannie Mae-Aces Series 2017-M3	2.477%	12/25/26	12,300	13,037
[3,4]	Fannie Mae-Aces Series 2017-M4	2.589%	12/25/26	11,189	11,928
[3,4]	Fannie Mae-Aces Series 2017-M5	3.161%	4/25/29	1,455	1,602
[3,4]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	8,240	8,919
[3,4]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	21,979	23,943
[3,4]	Fannie Mae-Aces Series 2018-M1	2.985%	12/25/27	570	620
[3,4]	Fannie Mae-Aces Series 2018-M10	3.370%	7/25/28	875	976
[3,4]	Fannie Mae-Aces Series 2018-M12	3.639%	8/25/30	15,800	18,051
[3,4]	Fannie Mae-Aces Series 2018-M13	3.697%	9/25/30	7,280	8,336
[3,4]	Fannie Mae-Aces Series 2018-M14	3.578%	8/25/28	9,025	10,228
[3,4]	Fannie Mae-Aces Series 2018-M2	2.902%	1/25/28	20,415	21,996
[3,4]	Fannie Mae-Aces Series 2018-M3	3.094%	2/25/30	3,700	4,062
[3,4]	Fannie Mae-Aces Series 2018-M4	3.045%	3/25/28	7,361	8,078
[3,4]	Fannie Mae-Aces Series 2018-M7	3.052%	3/25/28	4,100	4,480
[3,4]	Fannie Mae-Aces Series 2018-M8	3.325%	6/25/28	4,478	4,978
[3,4]	Fannie Mae-Aces Series 2019-M1	3.555%	9/25/28	13,565	15,290
[3,4]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	24,825	26,745
[3,4]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	11,000	11,542
[3,4]	Fannie Mae-Aces Series 2019-M2	3.631%	11/25/28	13,575	15,389
[3,4]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	15,300	16,135
[3,4]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	9,700	10,983
[3,4]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	8,325	9,192
[3,4]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	10,950	12,005
[3,4]	Fannie Mae-Aces Series 2019-M9	2.937%	4/25/29	5,250	5,683
[3,4]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/29	11,963	12,420
[3,4]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	6,330	6,634
[3,4]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	3,700	3,692
[3,4]	Fannie Mae-Aces Series 2020-M20	1.435%	10/25/29	800	775
[3,4]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	13,175	12,740
[3,4]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	14,300	13,542
[3,4]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	9,850	9,434
[3,4]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	5,785	5,910
[3,4]	Fannie Mae-Aces Series 2020-M52	1.320%	10/25/30	7,725	7,330
[3,4]	Fannie Mae-Aces Series 2021-M1	1.390%	11/25/30	9,985	9,634
[3,4]	Fannie Mae-Aces Series 2021-M4	1.466%	2/25/31	47,775	45,787
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K014	3.871%	4/25/21	230	230
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K017	2.873%	12/25/21	11,316	11,444
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K019	2.272%	3/25/22	5,143	5,219
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K020	2.373%	5/25/22	13,400	13,635
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K021	2.396%	6/25/22	8,300	8,475
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K022	2.355%	7/25/22	575	587

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K026	2.510%	11/25/22	11,500	11,852
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K028	3.111%	2/25/23	8,625	9,010
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K029	3.320%	2/25/23	11,425	11,998
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K030	2.779%	9/25/22	2,158	2,192
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K030	3.250%	4/25/23	11,425	12,000
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K031	3.300%	4/25/23	11,806	12,458
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K032	3.016%	2/25/23	1,741	1,785
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K032	3.310%	5/25/23	6,420	6,791
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K033	2.871%	2/25/23	4,095	4,216
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K033	3.060%	7/25/23	12,875	13,577
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K034	3.531%	7/25/23	10,633	11,328
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K035	3.458%	8/25/23	12,575	13,385
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	400	428
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	475	510
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	2.604%	10/25/23	924	943
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	5,425	5,839
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	2.683%	12/25/23	919	945
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	2,500	2,701
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	2,068	2,156
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	26,370	28,523
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	9,600	10,378
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	975	1,005
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	32,520	34,639
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	946	972
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	5,600	6,044
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	2.493%	11/25/24	2,178	2,249
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	5,800	6,260
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	5,800	6,308
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	1,077	1,124
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	4,450	4,867

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	11,350	12,392
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	3,850	4,168
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	6,375	6,989
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	4,150	4,526
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	2,450	2,657
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	6,350	6,818
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	7,500	8,034
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	5,325	5,668
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	9,375	10,001
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	9,400	10,071
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	5,000	5,474
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	8,000	8,842
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	17,600	19,500
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	18,250	20,288
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	16,200	18,022
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	15,580	17,170
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	17,557	19,380
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	5,840	6,408
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	3,902	4,303
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	7,823	8,652
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	13,875	15,307
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	7,875	8,746
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	11,050	12,258
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	4,525	5,066
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	7,025	7,825
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	10,275	11,591
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	6,975	7,895
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	28,500	32,721
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/28	12,500	14,311
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	5,200	5,953

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	23,650	27,210
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	2,814	3,138
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	10,090	11,616
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	16,400	18,861
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	13,500	15,549
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	14,770	17,151
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	19,686	22,364
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	9,975	11,528
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	1,213	1,339
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	8,100	9,265
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	12,725	14,488
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	10,000	11,281
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	9,625	10,754
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	3,100	3,483
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	10,450	11,592
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	18,350	19,943
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	12,550	13,568
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	12,600	13,510
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	10,925	11,495
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	18,540	19,371
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	11,680	12,353
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	16,600	17,460
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	15,400	16,215
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	12,550	13,323
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	20,545	21,207
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	4,105	4,117
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/30	17,400	17,736
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	6,725	6,560
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	8,275	8,086
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	4,875	4,734

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	9,875	9,479
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	10,750	10,316
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	13,710	13,165
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	13,350	12,840
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	17,650	17,079
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/30	2,500	2,434
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	12,360	11,953
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	1,372	1,310
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	7,850	7,622
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	608	584
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	7,830	7,580
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	24,050	23,490
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	11,675	11,435
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	17,640	17,931
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	21,425	21,801
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	3,300	3,774
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	12,200	13,983
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	4,150	4,722
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	10,275	11,586
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	25,260	26,570
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	10,025	10,603
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	13,000	12,467
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	9,825	9,126
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	18,200	16,933
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	4,200	3,964

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	22,025	21,160
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	3,500	3,832
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	14,900	16,499
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	8,100	8,801
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	1,500	1,679
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	2,175	2,429
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	4,100	4,692
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	8,900	10,170
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	2,925	3,422
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	3,775	4,391
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K716	3.130%	6/25/21	7,455	7,476
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K717	2.991%	9/25/21	12,271	12,352
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K718	2.791%	1/25/22	6,729	6,819
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K720	2.716%	6/25/22	4,550	4,648
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K722	2.183%	5/25/22	1,588	1,613
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K723	2.454%	8/25/23	4,650	4,842
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	9,200	9,733
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	16,500	17,525
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	7,033	7,446
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	14,700	15,641
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	16,750	17,923
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	50,325	54,144
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.452%	9/25/24	875	899
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	12,100	13,228
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	10,225	11,114
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	10,450	11,467
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	16,725	18,216
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	16,250	17,495
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	18,975	20,156
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/27	1,225	1,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	20,375	20,310
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	24,400	24,616
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	8,300	8,850
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	7,000	7,539
[3]	Fifth Third Auto Trust Series 2019-1	2.640%	12/15/23	4,737	4,808
[3]	Fifth Third Auto Trust Series 2019-1	2.690%	11/16/26	1,875	1,945
[3,4]	FNMA Multifamily Structured Pass-Through Certificates Series 2015-M12	2.797%	5/25/25	6,357	6,793
[3]	Ford Credit Auto Lease Trust Series 2019-A	2.900%	5/15/22	696	697
[3]	Ford Credit Auto Lease Trust Series 2019-A	2.980%	6/15/22	1,250	1,258
[3]	Ford Credit Auto Lease Trust Series 2020-B	0.620%	8/15/23	7,060	7,083
[3]	Ford Credit Auto Lease Trust Series 2021-A	0.260%	2/15/24	4,945	4,938
[3]	Ford Credit Auto Lease Trust Series 2021-A	0.300%	4/15/24	1,000	998
[3]	Ford Credit Auto Owner Trust Series 2017-B	1.870%	9/15/22	308	308
[3]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	5,917	6,009
[3]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	2,925	3,052
[3]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	575	580
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	6,675	6,698
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	1,375	1,385
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	3,175	3,179
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	1,350	1,345
[3]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	7,330	7,311
[3]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	2,680	2,658
[3]	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	14,510	14,960
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	10,200	10,233
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	9,275	9,769
[3]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	8,575	9,038
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	11,735	11,764
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	1,860	1,848
[3]	GM Financial Automobile Leasing Trust Series 2019-2	2.670%	3/21/22	971	976
[3]	GM Financial Automobile Leasing Trust Series 2019-2	2.720%	3/20/23	1,350	1,365
[3]	GM Financial Automobile Leasing Trust Series 2020-1	1.670%	12/20/22	1,160	1,171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	GM Financial Automobile Leasing Trust Series 2020-1	1.700%	12/20/23	420	427
[3]	GM Financial Automobile Leasing Trust Series 2020-2	0.800%	7/20/23	775	780
[3]	GM Financial Automobile Leasing Trust Series 2020-3	0.450%	8/21/23	21,895	21,943
[3]	GM Financial Automobile Leasing Trust Series 2020-3	0.510%	10/21/24	775	777
[3]	GM Financial Automobile Leasing Trust Series 2020-3	0.760%	10/21/24	400	401
[3]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	2.810%	12/16/22	1,595	1,609
[3]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	3.020%	12/18/23	4,075	4,172
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.840%	9/16/24	4,220	4,282
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	1,265	1,303
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	7,025	7,039
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	1,175	1,170
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	4,975	4,970
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	685	682
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	3,761	3,756
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	11,300	11,224
[3]	GM Financial Leasing Trust Series 2021-1	0.260%	2/20/24	3,360	3,356
[3]	GM Financial Leasing Trust Series 2021-1	0.330%	2/20/25	840	837
	GM Financial Leasing Trust Series 2021-1	0.540%	2/20/25	510	508
[3]	GS Mortgage Securities Corp. II Series 2013-GC10	2.943%	2/10/46	3,744	3,876
[3]	GS Mortgage Securities Corp. II Series 2013-GC10	3.279%	2/10/46	1,310	1,348
[3]	GS Mortgage Securities Trust Series 2011-GC5	3.707%	8/10/44	640	641
[3]	GS Mortgage Securities Trust Series 2012-GC6	3.482%	1/10/45	6,195	6,255
[3]	GS Mortgage Securities Trust Series 2012-GCJ7	3.377%	5/10/45	2,276	2,298
[3]	GS Mortgage Securities Trust Series 2012-GCJ9	2.773%	11/10/45	2,869	2,948
[3]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	2,255	2,354
[3]	GS Mortgage Securities Trust Series 2013-GC12	3.375%	6/10/46	966	1,008
[3]	GS Mortgage Securities Trust Series 2013-GC14	3.817%	8/10/46	619	640
[3]	GS Mortgage Securities Trust Series 2013-GC16	3.813%	11/10/46	417	437
[3]	GS Mortgage Securities Trust Series 2013-GC16	4.271%	11/10/46	6,450	6,979
[3]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	15,250	16,422

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	2,750	2,912
[3]	GS Mortgage Securities Trust Series 2014-GC20	3.998%	4/10/47	1,500	1,615
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.467%	6/10/47	906	945
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.516%	6/10/47	294	295
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	1,350	1,463
[3]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	6,282	6,805
[3]	GS Mortgage Securities Trust Series 2014-GC24	4.510%	9/10/47	1,175	1,222
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	1,675	1,757
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	7,475	8,067
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	1,325	1,424
[3]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	1,125	1,161
[3]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	4,150	4,458
[3]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	3,700	3,993
[3]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	3,207	3,383
[3]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	1,425	1,563
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	2,996	3,163
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	3,283	3,471
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	3,400	3,694
[3]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	2,700	2,878
[3]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	7,125	7,525
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.178%	11/10/49	750	803
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	2,450	2,663
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	1,825	1,964
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	5,750	6,327
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	2,300	2,504
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	6,375	6,940
[3]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	850	920
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	13,872	15,059
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	3,700	3,983
[3]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	5,775	6,297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	6,250	6,658
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	12,265	12,932
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/1/52	2,875	3,035
[3]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	5,525	5,814
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	5,900	6,173
[3]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	1,690	1,770
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	2,780	2,790
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	5,175	5,037
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	800	777
[3]	Honda Auto Receivables Owner Trust Series 2018-1	2.640%	2/15/22	780	781
[3]	Honda Auto Receivables Owner Trust Series 2018-1	2.830%	5/15/24	2,700	2,719
[3]	Honda Auto Receivables Owner Trust Series 2018-2	3.010%	5/18/22	596	599
[3]	Honda Auto Receivables Owner Trust Series 2018-2	3.160%	8/19/24	2,050	2,080
[3]	Honda Auto Receivables Owner Trust Series 2019-2	2.520%	6/21/23	6,427	6,522
[3]	Honda Auto Receivables Owner Trust Series 2019-2	2.540%	3/21/25	1,360	1,405
[3]	Honda Auto Receivables Owner Trust Series 2020-1	1.610%	4/22/24	5,045	5,132
[3]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	765	784
[3]	Honda Auto Receivables Owner Trust Series 2020-2	0.820%	7/15/24	3,100	3,115
[3]	Honda Auto Receivables Owner Trust Series 2020-3	0.370%	10/18/24	16,340	16,338
[3]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	875	874
[3]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	4,785	4,776
[3]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	2,040	2,024
[3]	Hyundai Auto Receivables Trust Series 2018-A	2.790%	7/15/22	467	469
[3]	Hyundai Auto Receivables Trust Series 2018-A	2.940%	6/17/24	3,250	3,297
[3]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	750	774
[3]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	480	488
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	1,975	1,977
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	775	776
[3]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	2,250	2,247
[3]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	600	596

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6	3.507%	5/15/45	3,220	3,297
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8	2.829%	10/15/45	8,694	8,912
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX	3.483%	6/15/45	3,003	3,041
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9	2.840%	12/15/47	1,789	1,838
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.143%	12/15/47	2,347	2,439
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.372%	12/15/47	1,042	1,080
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.674%	12/15/46	631	655
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	1,495	1,593
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	4,900	5,288
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	1,250	1,327
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.957%	12/15/46	1,250	1,312
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	6,766	7,047
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	1,725	1,690
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	2,045	2,208
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	2,825	3,126
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	8,900	9,406
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/49	1,225	1,279
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	3,675	4,034
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	2,950	3,207
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	1,982	2,092
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.044%	7/15/45	655	691

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	3.761%	8/15/46	472	490
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	2,640	2,784
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.409%	8/15/46	740	787
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	3.659%	11/15/45	255	265
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.131%	11/15/45	3,920	4,225
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	2,010	2,159
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	3.705%	1/15/47	647	675
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	4,320	4,682
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	775	836
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.889%	1/15/47	1,162	1,234
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	8,038	8,693
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	771	818
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.806%	2/15/47	935	989
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.046%	4/15/47	16	17
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.669%	4/15/47	1,900	1,908
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	1,900	2,054
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	1,525	1,640
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	619	646
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	950	1,030
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	575	619
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	5,850	6,335
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	1,550	1,666
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	2,919	3,178
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	1,722	1,853
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	2.940%	11/15/47	427	428
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	1,525	1,647
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	2,750	2,960
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	6,825	7,398
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	1,900	2,054
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	12,720	13,742

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	1,875	2,022
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	1,875	1,971
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	2,967	3,114
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.042%	10/15/48	1,113	1,162
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	1,125	1,195
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	2,372	2,495
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	2,900	3,155
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	2,993	3,139
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	3,600	3,961
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	1,850	2,040
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	1,473	1,563
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	14,650	16,010
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	3,814	4,033
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	3,575	3,879
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	2,610	2,875
[3]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/15/49	2,690	2,854
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	10,950	12,058
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/50	2,300	2,518
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.050%	7/15/50	1,076	1,094
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	8,500	9,262
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	2,800	3,036
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	1,250	1,360
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	13,405	15,044
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	9,375	10,091
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	825	892
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	2,580	2,756
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	1,250	1,327
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/50	3,182	3,399
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	12,950	14,224
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	3,975	4,306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	2,825	3,077
	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	1,775	1,936
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	10,300	11,649
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	1,250	1,417
[3]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	8,300	8,770
[3]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	2,750	2,719
[3]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.840%	12/15/22	2,950	2,982
[3]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.880%	9/15/25	1,250	1,273
[3]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	480	480
[3]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.250%	1/16/24	3,425	3,420
[3]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.320%	10/15/26	1,425	1,420
[3]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.550%	2/18/25	1,950	1,956
[3]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	400	402
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5	3.176%	8/15/45	2,890	2,956
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6	2.858%	11/15/45	3,167	3,246
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.081%	7/15/46	1,780	1,879
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.152%	8/15/46	990	1,062
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.352%	8/15/46	490	501
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	3.824%	10/15/46	369	382
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	3,360	3,615
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	2,200	2,374
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.746%	11/15/46	1,100	1,152
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	2.918%	2/15/46	1,707	1,764
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	3.214%	2/15/46	341	350
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.134%	12/15/48	2,100	2,180
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.376%	12/15/48	1,000	1,033
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.102%	5/15/46	1,275	1,335
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.456%	5/15/46	1,125	1,169
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	3,050	3,292
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.860%	2/15/47	1,150	1,245

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	487	508
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	2,875	3,104
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.343%	6/15/47	1,150	1,175
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	1,000	1,087
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.474%	10/15/47	1,150	1,234
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	1,495	1,566
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	3,275	3,541
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	1,472	1,536
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	6,650	7,142
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	1,500	1,618
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	3,119	3,260
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	2,950	3,165
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	1,875	1,949
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	885	929
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	3,650	3,991
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	4,965	5,448
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	3,522	3,720
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	4,575	5,003
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	2,124	2,240
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	2,625	2,870
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	1,672	1,773
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	2,175	2,390
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	2,379	2,496
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	7,000	7,616
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.140%	5/15/49	1,500	1,586
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	1,550	1,678
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	7,300	7,726
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	9,400	10,056
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	8,350	9,211
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	3,050	3,320

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	6,500	7,115
	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	3,800	4,156
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	3,600	3,857
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	5,250	5,743
[3]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	1,000	1,091
[3]	Morgan Stanley Capital I Trust Series 2012-C4	3.244%	3/15/45	5,985	6,056
[3]	Morgan Stanley Capital I Trust Series 2012-C4	3.773%	3/15/45	1,800	1,820
	Morgan Stanley Capital I Trust Series 2015-MS1	3.779%	5/15/48	1,360	1,489
[3]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	2,525	2,781
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	3,650	3,905
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	2,951	3,124
[3]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	7,300	7,728
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	7,350	8,003
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/49	3,000	3,191
[3]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	6,750	7,380
[3]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/51	9,975	11,223
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	11,660	12,582
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	1,450	1,550
[3]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	5,650	6,023
[3]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	3,000	3,294
[3]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	6,700	7,509
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	8,415	8,887
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	8,485	8,718
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	1,275	1,295
[3]	Nissan Auto Lease Trust Series 2020-A	1.840%	1/17/23	2,100	2,122
[3]	Nissan Auto Lease Trust Series 2020-A	1.880%	4/15/25	850	865
[3]	Nissan Auto Receivables Owner Trust Series 2017-B	1.950%	10/16/23	1,756	1,763
[3]	Nissan Auto Receivables Owner Trust Series 2018-A	2.650%	5/16/22	425	426
[3]	Nissan Auto Receivables Owner Trust Series 2018-A	2.890%	6/17/24	4,025	4,089
[3]	Nissan Auto Receivables Owner Trust Series 2019-B	2.500%	11/15/23	5,411	5,495
[3]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	1,455	1,517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Nissan Auto Receivables Owner Trust Series 2019-C	1.930%	7/15/24	7,000	7,128
[3]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	1,650	1,707
[3]	Nissan Auto Receivables Owner Trust Series 2020-A	1.380%	12/16/24	1,550	1,573
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	2,250	2,257
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	600	603
[3]	PSNH Funding LLC 3 Series 2018-1	3.094%	2/1/26	944	981
[3]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	975	1,064
[3]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	2,200	2,450
[3]	Santander Drive Auto Receivables Trust Series 2018-2	3.350%	7/17/23	786	789
[3]	Santander Drive Auto Receivables Trust Series 2018-3	3.510%	8/15/23	896	900
	Santander Drive Auto Receivables Trust Series 2020-1	4.110%	12/15/25	2,175	2,317
[3]	Santander Drive Auto Receivables Trust Series 2020-2	0.960%	11/15/24	1,175	1,181
[3]	Santander Drive Auto Receivables Trust Series 2020-2	1.460%	9/15/25	1,575	1,596
[3]	Santander Drive Auto Receivables Trust Series 2020-3	0.690%	3/17/25	1,575	1,579
[3]	Santander Drive Auto Receivables Trust Series 2020-3	1.120%	1/15/26	1,175	1,184
[3]	Santander Drive Auto Receivables Trust Series 2020-4	0.730%	3/17/25	1,190	1,195
[3]	Santander Drive Auto Receivables Trust Series 2020-4	1.010%	1/15/26	1,590	1,595
	Santander Drive Auto Receivables Trust Series 2021-1	0.500%	4/15/25	4,250	4,245
	Santander Drive Auto Receivables Trust Series 2021-1	0.750%	2/17/26	2,325	2,320
[3]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/48	5,975	6,282
[3]	Synchrony Card Funding LLC Series 2019-A2	2.340%	6/15/25	2,820	2,890
[3]	Synchrony Card Issuance Trust Series 2018-A1	3.380%	9/15/24	12,425	12,601
[3]	Synchrony Credit Card Master Note Trust Series 2016-2	2.210%	5/15/24	15,525	15,562
[3]	Synchrony Credit Card Master Note Trust Series 2017-2	2.620%	10/15/25	6,675	6,899
[3]	Synchrony Credit Card Master Note Trust Series 2018-2	3.470%	5/15/26	12,300	13,058
[3]	Toyota Auto Receivables Owner Trust Series 2018-A	2.350%	5/16/22	659	660
[3]	Toyota Auto Receivables Owner Trust Series 2018-A	2.520%	5/15/23	2,850	2,885
[3]	Toyota Auto Receivables Owner Trust Series 2018-B	2.960%	9/15/22	1,566	1,578
[3]	Toyota Auto Receivables Owner Trust Series 2018-B	3.110%	11/15/23	900	922
[3]	Toyota Auto Receivables Owner Trust Series 2020-A	1.660%	5/15/24	6,355	6,464
[3]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	4,015	4,123
[3]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	480	487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Toyota Auto Receivables Owner Trust Series 2020-C	0.440%	10/15/24	1,835	1,839
[3]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	3,315	3,312
[3]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	645	640
[3]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	2,750	2,744
[3]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	1,100	1,088
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	7,950	8,655
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	3,400	3,673
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	5,850	6,361
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	1,550	1,658
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	7,175	7,804
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	2,900	3,137
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	4,700	5,000
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	5,875	6,440
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	2,594	2,829
[3]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	3,950	4,280
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	5,700	6,305
[3]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	3,000	3,315
[3]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	8,250	9,383
[3]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	1,550	1,741
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	10,165	11,482
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/51	4,000	4,532
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	1,834	1,950
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	9,825	11,194
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	1,750	1,981
[3]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	10,250	11,717
[3]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	9,375	10,649
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	6,125	6,723
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	2,225	2,478
[3]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	3,250	3,636
[3]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	12,275	13,733

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	4,200	4,577
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	1,250	1,372
[3]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	4,910	5,096
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	2,850	2,975
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/52	1,700	1,781
[3]	UBS-Barclays Commercial Mortgage Trust Series 2012-C4	2.850%	12/10/45	10,200	10,514
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C5	3.185%	3/10/46	2,870	2,975
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	4,765	4,961
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	700	723
[3]	Volkswagen Auto Loan Enhanced Trust Series 2018-1	3.020%	11/21/22	932	940
[3]	Volkswagen Auto Loan Enhanced Trust Series 2018-1	3.150%	7/22/24	850	868
[3]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	1,200	1,211
[3]	Wells Fargo Commercial Mortgage Trust Series 2012-LC5	2.918%	10/15/45	4,389	4,509
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	500	522
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	12,090	13,031
	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	400	421
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.244%	12/15/47	1,046	1,096
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.271%	12/15/47	1,045	1,056
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	3,725	4,025
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	10,875	11,693
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	2,960	3,087
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	2,075	2,224
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	1,500	1,595
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	7,707	8,385
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	1,040	1,122
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	3,188	3,355
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.411%	9/15/58	932	1,008
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	3,015	3,303
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C31	3.695%	11/15/48	2,861	3,145
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	830	866

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	4,535	4,870
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	1,900	2,002
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	1,265	1,346
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	2,000	2,206
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	1,775	1,940
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.632%	5/15/48	219	219
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	2,044	2,115
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	1,500	1,607
	Wells Fargo Commercial Mortgage Trust Series 2015-NXS2	3.767%	7/15/58	5,000	5,491
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	2,736	2,912
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	1,800	1,989
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	7,714	8,347
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	8,875	9,338
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/49	1,200	1,233
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	1,864	1,975
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	4,200	4,592
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	1,450	1,578
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	2,900	3,044
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	1,475	1,544
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	3.065%	11/15/59	1,425	1,501
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	2,900	3,215
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	3,275	3,447
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	5,654	6,022
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	1,010	1,109
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	16,405	17,893
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	4,556	4,934
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	7,175	7,812
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	3,900	4,221
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	3,925	4,156
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	5,900	6,466

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	1,575	1,724
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	10,150	11,023
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/50	4,815	5,221
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	10,000	11,015
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	15,275	16,738
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	12,250	13,717
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	2,125	2,369
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	8,200	9,262
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	12,975	14,643
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	10,575	11,904
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	17,050	19,529
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	4,550	5,186
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	10,450	11,699
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	6,075	6,674
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	8,750	9,381
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	1,600	1,670
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	3,775	3,929
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	8,225	8,666
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	4,975	5,269
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	4,635	4,773
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	1,565	1,577
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	1,990	1,937
[3]	WFRBS Commercial Mortgage Trust Series 2012-C10	2.875%	12/15/45	8,500	8,756
[3]	WFRBS Commercial Mortgage Trust Series 2012-C6	3.440%	4/15/45	3,981	4,006
[3]	WFRBS Commercial Mortgage Trust Series 2012-C7	3.431%	6/15/45	3,511	3,593
[3]	WFRBS Commercial Mortgage Trust Series 2012-C7	4.090%	6/15/45	2,200	2,210
[3]	WFRBS Commercial Mortgage Trust Series 2012-C8	3.001%	8/15/45	1,600	1,640
[3]	WFRBS Commercial Mortgage Trust Series 2012-C9	2.870%	11/15/45	2,880	2,958
[3]	WFRBS Commercial Mortgage Trust Series 2013-C11	3.071%	3/15/45	2,414	2,505
[3]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.198%	3/15/48	1,045	1,087

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.560%	3/15/48	495	515
[3]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.001%	5/15/45	2,154	2,245
[3]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.345%	5/15/45	421	439
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.337%	6/15/46	3,250	3,418
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	1,725	1,792
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	3.720%	8/15/46	282	292
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	2,640	2,823
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	660	698
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	3.963%	9/15/46	798	831
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.415%	9/15/46	1,520	1,645
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.668%	9/15/46	2,530	2,732
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	3.558%	12/15/46	391	406
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.023%	12/15/46	925	995
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	725	769
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	725	766
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	7,268	7,880
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	375	403
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.862%	12/15/46	563	595
[3]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	4.079%	3/15/46	1,470	1,581
[3]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.040%	3/15/46	375	399
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	281	293
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.660%	3/15/47	463	479
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	1,450	1,575
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	475	509
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	480	504
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.723%	5/15/47	1,458	1,534
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	1,150	1,250
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	1,220	1,307
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	3,000	3,240
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	7,572	8,240

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	1,200	1,283
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	1,484	1,562
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	1,150	1,256
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	800	868
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.428%	11/15/47	858	920
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,075	2,244
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.522%	3/15/47	1,056	1,095
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	4,415	4,777
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	1,840	1,969
[3]	World Omni Auto Receivables Trust Series 2019-C	1.960%	12/16/24	5,050	5,131
[3]	World Omni Auto Receivables Trust Series 2019-C	2.030%	12/15/25	1,400	1,452
[3]	World Omni Auto Receivables Trust Series 2020-A	1.700%	1/17/23	2,225	2,265
[3]	World Omni Auto Receivables Trust Series 2020-A	1.100%	4/15/25	3,995	4,036
[3]	World Omni Auto Receivables Trust Series 2020-A	1.790%	6/16/25	1,275	1,304
[3]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	1,950	1,957
[3]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	425	428
[3]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	2,150	2,153
[3]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	775	774
[3]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	2,435	2,428
[3]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	675	668
[3]	World Omni Automobile Lease Securitization Trust Series 2018-B	3.190%	12/15/21	366	367
[3]	World Omni Automobile Lease Securitization Trust Series 2018-B	3.300%	3/15/24	2,500	2,505
[3]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.450%	2/15/24	3,900	3,905
[3]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	775	776
[3]	World Omni Select Auto Trust Series 2020-A	0.550%	7/15/25	575	576
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $5,682,895)					5,879,784
Corporate Bonds (28.7%)
Communications (2.7%)
	Activision Blizzard Inc.	3.400%	9/15/26	8,000	8,748
	Activision Blizzard Inc.	3.400%	6/15/27	1,700	1,857
	Activision Blizzard Inc.	1.350%	9/15/30	3,800	3,433
	Activision Blizzard Inc.	4.500%	6/15/47	3,880	4,572
	Activision Blizzard Inc.	2.500%	9/15/50	13,100	10,982
	Alphabet Inc.	0.450%	8/15/25	9,500	9,339
	Alphabet Inc.	1.998%	8/15/26	7,675	7,990

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alphabet Inc.	0.800%	8/15/27	12,295	11,770
	Alphabet Inc.	1.100%	8/15/30	20,600	18,897
	Alphabet Inc.	1.900%	8/15/40	18,000	15,545
	Alphabet Inc.	2.050%	8/15/50	24,100	19,821
	Alphabet Inc.	2.250%	8/15/60	18,000	14,602
	America Movil SAB de CV	3.125%	7/16/22	13,640	14,048
	America Movil SAB de CV	3.625%	4/22/29	7,600	8,148
	America Movil SAB de CV	2.875%	5/7/30	6,200	6,314
	America Movil SAB de CV	6.375%	3/1/35	8,615	11,882
	America Movil SAB de CV	6.125%	11/15/37	2,850	3,784
	America Movil SAB de CV	6.125%	3/30/40	18,536	25,132
	America Movil SAB de CV	4.375%	7/16/42	9,925	11,233
	America Movil SAB de CV	4.375%	4/22/49	19,480	22,217
	AT&T Inc.	3.000%	6/30/22	22,805	23,442
	AT&T Inc.	4.050%	12/15/23	4,340	4,733
	AT&T Inc.	0.900%	3/25/24	19,000	19,039
	AT&T Inc.	4.450%	4/1/24	12,219	13,412
	AT&T Inc.	3.950%	1/15/25	3,190	3,505
	AT&T Inc.	3.400%	5/15/25	21,699	23,532
	AT&T Inc.	3.600%	7/15/25	13,800	15,043
	AT&T Inc.	4.125%	2/17/26	25,836	28,914
	AT&T Inc.	1.700%	3/25/26	30,000	29,986
	AT&T Inc.	3.800%	2/15/27	17,613	19,444
	AT&T Inc.	4.250%	3/1/27	16,658	18,720
	AT&T Inc.	2.300%	6/1/27	22,330	22,795
	AT&T Inc.	1.650%	2/1/28	22,950	22,190
[3]	AT&T Inc.	4.100%	2/15/28	15,722	17,566
	AT&T Inc.	4.350%	3/1/29	31,933	36,027
[3]	AT&T Inc.	4.300%	2/15/30	27,031	30,377
	AT&T Inc.	2.750%	6/1/31	30,160	29,961
	AT&T Inc.	2.250%	2/1/32	33,500	31,719
[3,7]	AT&T Inc.	2.550%	12/1/33	39,570	37,362
	AT&T Inc.	4.500%	5/15/35	21,975	24,751
	AT&T Inc.	5.250%	3/1/37	17,720	21,379
	AT&T Inc.	4.900%	8/15/37	15,625	18,338
	AT&T Inc.	4.850%	3/1/39	9,600	11,139
	AT&T Inc.	5.350%	9/1/40	28,553	34,788
	AT&T Inc.	3.500%	6/1/41	25,500	25,118
	AT&T Inc.	5.550%	8/15/41	2,050	2,544
	AT&T Inc.	5.150%	3/15/42	10,734	12,874
	AT&T Inc.	4.900%	6/15/42	13,315	15,422
	AT&T Inc.	4.300%	12/15/42	16,890	18,405
	AT&T Inc.	3.100%	2/1/43	22,000	20,543
	AT&T Inc.	4.650%	6/1/44	9,105	10,192
	AT&T Inc.	4.350%	6/15/45	15,749	17,349
	AT&T Inc.	4.750%	5/15/46	30,443	35,047
[3]	AT&T Inc.	5.150%	11/15/46	6,241	7,562
	AT&T Inc.	5.450%	3/1/47	17,545	21,965
	AT&T Inc.	4.500%	3/9/48	19,700	21,706
	AT&T Inc.	4.550%	3/9/49	10,065	11,052
	AT&T Inc.	5.150%	2/15/50	14,600	17,452
	AT&T Inc.	3.650%	6/1/51	26,600	25,678
	AT&T Inc.	3.300%	2/1/52	22,200	20,007
[3,7]	AT&T Inc.	3.500%	9/15/53	75,996	69,966
[3,7]	AT&T Inc.	3.550%	9/15/55	70,600	64,665
[3,7]	AT&T Inc.	3.800%	12/1/57	55,309	52,643
[3,7]	AT&T Inc.	3.650%	9/15/59	59,357	54,291
	AT&T Inc.	3.850%	6/1/60	12,600	12,047

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	3.500%	2/1/61	13,100	11,891
	Baidu Inc.	2.875%	7/6/22	9,875	10,109
	Baidu Inc.	3.500%	11/28/22	7,325	7,626
	Baidu Inc.	3.875%	9/29/23	8,400	8,977
	Baidu Inc.	4.375%	5/14/24	7,300	8,010
	Baidu Inc.	3.075%	4/7/25	800	843
	Baidu Inc.	4.125%	6/30/25	100	110
	Baidu Inc.	1.720%	4/9/26	9,000	8,958
	Baidu Inc.	3.625%	7/6/27	5,375	5,846
	Baidu Inc.	4.375%	3/29/28	4,025	4,464
	Baidu Inc.	4.875%	11/14/28	2,400	2,757
	Baidu Inc.	3.425%	4/7/30	650	679
	Baidu Inc.	2.375%	10/9/30	3,000	2,884
	Bell Canada	4.300%	7/29/49	5,000	5,644
	Booking Holdings Inc.	2.750%	3/15/23	2,275	2,371
	Booking Holdings Inc.	3.650%	3/15/25	7,850	8,524
	Booking Holdings Inc.	4.100%	4/13/25	5,629	6,268
	Booking Holdings Inc.	3.600%	6/1/26	11,245	12,282
	Booking Holdings Inc.	4.500%	4/13/27	5,400	6,273
	Booking Holdings Inc.	3.550%	3/15/28	170	185
	Booking Holdings Inc.	4.625%	4/13/30	15,100	17,504
	British Telecommunications plc	4.500%	12/4/23	5,150	5,639
	British Telecommunications plc	5.125%	12/4/28	5,000	5,870
	British Telecommunications plc	9.625%	12/15/30	26,483	40,753
	Charter Communications Operating LLC	4.464%	7/23/22	32,000	33,375
[3]	Charter Communications Operating LLC	4.500%	2/1/24	11,655	12,748
	Charter Communications Operating LLC	4.908%	7/23/25	42,042	47,651
	Charter Communications Operating LLC	3.750%	2/15/28	26,330	28,552
	Charter Communications Operating LLC	4.200%	3/15/28	12,250	13,500
	Charter Communications Operating LLC	5.050%	3/30/29	15,917	18,248
	Charter Communications Operating LLC	2.800%	4/1/31	13,655	13,407
	Charter Communications Operating LLC	2.300%	2/1/32	11,000	10,218
	Charter Communications Operating LLC	6.384%	10/23/35	18,300	23,689
	Charter Communications Operating LLC	5.375%	4/1/38	8,925	10,432
	Charter Communications Operating LLC	3.500%	6/1/41	20,000	18,937
	Charter Communications Operating LLC	6.484%	10/23/45	30,934	40,393
	Charter Communications Operating LLC	5.375%	5/1/47	23,009	26,715
	Charter Communications Operating LLC	5.750%	4/1/48	23,850	29,097
	Charter Communications Operating LLC	5.125%	7/1/49	8,000	8,912
	Charter Communications Operating LLC	4.800%	3/1/50	28,360	30,057
	Charter Communications Operating LLC	3.700%	4/1/51	20,550	19,246
	Charter Communications Operating LLC	3.900%	6/1/52	11,700	11,227
	Charter Communications Operating LLC	6.834%	10/23/55	5,425	7,341
	Charter Communications Operating LLC	3.850%	4/1/61	28,000	25,694
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	2,075	2,379
	Comcast Corp.	3.000%	2/1/24	34,340	36,640
	Comcast Corp.	3.600%	3/1/24	4,475	4,865
	Comcast Corp.	3.700%	4/15/24	10,000	10,898
	Comcast Corp.	3.375%	2/15/25	10,866	11,774
	Comcast Corp.	3.100%	4/1/25	6,000	6,456
	Comcast Corp.	3.375%	8/15/25	29,213	31,741
	Comcast Corp.	3.950%	10/15/25	27,650	30,866
	Comcast Corp.	3.150%	3/1/26	13,800	14,917
	Comcast Corp.	2.350%	1/15/27	23,515	24,442
	Comcast Corp.	3.300%	2/1/27	28,195	30,583
	Comcast Corp.	3.300%	4/1/27	6,000	6,519
	Comcast Corp.	3.150%	2/15/28	21,300	22,877

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	4.150%	10/15/28	39,692	45,190
	Comcast Corp.	2.650%	2/1/30	21,500	21,970
	Comcast Corp.	3.400%	4/1/30	14,955	16,127
	Comcast Corp.	4.250%	10/15/30	16,050	18,378
	Comcast Corp.	1.950%	1/15/31	16,866	16,199
	Comcast Corp.	1.500%	2/15/31	9,100	8,420
	Comcast Corp.	4.250%	1/15/33	17,335	20,119
	Comcast Corp.	7.050%	3/15/33	2,200	3,113
	Comcast Corp.	4.200%	8/15/34	10,900	12,405
	Comcast Corp.	5.650%	6/15/35	6,890	8,990
	Comcast Corp.	4.400%	8/15/35	17,305	20,051
	Comcast Corp.	6.500%	11/15/35	13,950	19,664
	Comcast Corp.	3.200%	7/15/36	9,275	9,575
	Comcast Corp.	6.450%	3/15/37	8,723	12,255
	Comcast Corp.	6.950%	8/15/37	6,748	9,936
	Comcast Corp.	3.900%	3/1/38	11,000	12,121
	Comcast Corp.	6.400%	5/15/38	5,604	7,934
	Comcast Corp.	4.600%	10/15/38	31,065	37,379
	Comcast Corp.	6.550%	7/1/39	4,779	6,841
	Comcast Corp.	3.250%	11/1/39	16,000	16,395
	Comcast Corp.	6.400%	3/1/40	6,325	8,991
	Comcast Corp.	3.750%	4/1/40	20,050	21,833
	Comcast Corp.	4.650%	7/15/42	16,336	19,714
	Comcast Corp.	4.500%	1/15/43	6,150	7,218
	Comcast Corp.	4.600%	8/15/45	16,592	20,109
	Comcast Corp.	3.400%	7/15/46	13,423	13,884
	Comcast Corp.	4.000%	8/15/47	10,675	11,680
	Comcast Corp.	3.969%	11/1/47	25,986	28,972
	Comcast Corp.	4.000%	3/1/48	9,125	10,021
	Comcast Corp.	4.700%	10/15/48	27,772	34,357
	Comcast Corp.	3.999%	11/1/49	24,111	26,571
	Comcast Corp.	3.450%	2/1/50	15,950	16,474
	Comcast Corp.	2.800%	1/15/51	17,225	15,799
	Comcast Corp.	2.450%	8/15/52	22,000	18,485
	Comcast Corp.	4.049%	11/1/52	20,932	23,685
	Comcast Corp.	4.950%	10/15/58	27,478	35,891
	Comcast Corp.	2.650%	8/15/62	13,500	11,390
	Deutsche Telekom International Finance BV	8.750%	6/15/30	47,657	70,280
	Discovery Communications LLC	2.950%	3/20/23	7,900	8,243
	Discovery Communications LLC	3.800%	3/13/24	3,765	4,053
	Discovery Communications LLC	3.900%	11/15/24	7,525	8,213
	Discovery Communications LLC	3.450%	3/15/25	7,161	7,671
	Discovery Communications LLC	3.950%	6/15/25	4,768	5,211
	Discovery Communications LLC	4.900%	3/11/26	9,000	10,251
	Discovery Communications LLC	3.950%	3/20/28	21,714	23,670
	Discovery Communications LLC	4.125%	5/15/29	6,900	7,593
	Discovery Communications LLC	3.625%	5/15/30	11,650	12,461
	Discovery Communications LLC	5.000%	9/20/37	5,350	6,258
	Discovery Communications LLC	6.350%	6/1/40	8,215	10,992
	Discovery Communications LLC	4.875%	4/1/43	11,665	13,288
	Discovery Communications LLC	5.200%	9/20/47	18,054	21,210
	Discovery Communications LLC	5.300%	5/15/49	7,385	8,803
	Discovery Communications LLC	4.650%	5/15/50	15,335	16,920
[3,7]	Discovery Communications LLC	4.000%	9/15/55	17,656	17,296
	Electronic Arts Inc.	4.800%	3/1/26	3,090	3,562
	Electronic Arts Inc.	1.850%	2/15/31	8,500	8,003
	Electronic Arts Inc.	2.950%	2/15/51	8,500	7,855

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,7]	Expedia Group Inc.	3.600%	12/15/23	1,000	1,061
	Expedia Group Inc.	5.000%	2/15/26	8,955	10,097
[3,7]	Expedia Group Inc.	4.625%	8/1/27	7,000	7,779
	Expedia Group Inc.	3.800%	2/15/28	7,958	8,404
	Expedia Group Inc.	3.250%	2/15/30	14,355	14,443
[3,7]	Expedia Group Inc.	2.950%	3/15/31	9,800	9,657
	Fox Corp.	3.666%	1/25/22	5,580	5,728
	Fox Corp.	4.030%	1/25/24	15,984	17,347
	Fox Corp.	3.050%	4/7/25	5,105	5,437
	Fox Corp.	4.709%	1/25/29	16,325	18,670
	Fox Corp.	3.500%	4/8/30	8,648	9,193
	Fox Corp.	5.476%	1/25/39	15,500	19,159
	Fox Corp.	5.576%	1/25/49	14,020	17,806
	Grupo Televisa SAB	6.625%	3/18/25	2,025	2,407
	Grupo Televisa SAB	4.625%	1/30/26	5,420	6,076
	Grupo Televisa SAB	8.500%	3/11/32	275	393
	Grupo Televisa SAB	6.625%	1/15/40	4,845	6,267
	Grupo Televisa SAB	5.000%	5/13/45	20,160	22,299
	Grupo Televisa SAB	6.125%	1/31/46	2,000	2,544
	Grupo Televisa SAB	5.250%	5/24/49	9,000	10,390
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,660	5,108
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	2,855	3,266
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,300	6,126
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	4,000	3,903
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	5,000	4,870
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	6,300	7,763
	Koninklijke KPN NV	8.375%	10/1/30	5,000	6,951
	NBCUniversal Media LLC	6.400%	4/30/40	6,370	9,097
	NBCUniversal Media LLC	5.950%	4/1/41	5,644	7,867
	NBCUniversal Media LLC	4.450%	1/15/43	4,500	5,321
	Omnicom Group Inc.	3.625%	5/1/22	12,051	12,464
	Omnicom Group Inc.	3.650%	11/1/24	7,375	8,015
	Omnicom Group Inc.	3.600%	4/15/26	12,675	13,890
	Omnicom Group Inc.	2.450%	4/30/30	9,438	9,313
	Omnicom Group Inc.	4.200%	6/1/30	4,900	5,499
	Orange SA	9.000%	3/1/31	26,215	40,410
	Orange SA	5.375%	1/13/42	11,690	15,181
	Orange SA	5.500%	2/6/44	9,815	13,041
	Rogers Communications Inc.	3.000%	3/15/23	5,000	5,191
	Rogers Communications Inc.	4.100%	10/1/23	6,400	6,891
	Rogers Communications Inc.	3.625%	12/15/25	6,435	7,007
	Rogers Communications Inc.	2.900%	11/15/26	1,500	1,583
	Rogers Communications Inc.	7.500%	8/15/38	300	441
	Rogers Communications Inc.	4.500%	3/15/43	7,615	8,470
	Rogers Communications Inc.	5.450%	10/1/43	4,000	4,933
	Rogers Communications Inc.	5.000%	3/15/44	5,000	5,958
	Rogers Communications Inc.	4.300%	2/15/48	4,850	5,217
	Rogers Communications Inc.	4.350%	5/1/49	16,050	17,426
	Rogers Communications Inc.	3.700%	11/15/49	4,151	4,105
	TCI Communications Inc.	7.875%	2/15/26	4,775	6,174
	TCI Communications Inc.	7.125%	2/15/28	725	950
	Telefonica Emisiones SA	4.570%	4/27/23	5,875	6,329
	Telefonica Emisiones SA	4.103%	3/8/27	17,075	19,057
	Telefonica Emisiones SA	7.045%	6/20/36	21,899	30,343
	Telefonica Emisiones SA	4.665%	3/6/38	11,270	12,681
	Telefonica Emisiones SA	5.213%	3/8/47	24,482	28,583
	Telefonica Emisiones SA	4.895%	3/6/48	17,143	19,427
	Telefonica Emisiones SA	5.520%	3/1/49	15,095	18,422

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Telefonica Europe BV	8.250%	9/15/30	8,362	11,835
	TELUS Corp.	2.800%	2/16/27	8,525	8,966
	TELUS Corp.	4.300%	6/15/49	5,970	6,667
[3,7]	Tencent Holdings Ltd.	3.240%	6/3/50	1,340	1,234
[3]	Tencent Holdings Ltd.	3.240%	6/3/50	1,000	921
	Tencent Music Entertainment Group	2.000%	9/3/30	3,630	3,370
	Thomson Reuters Corp.	4.300%	11/23/23	6,515	7,045
	Thomson Reuters Corp.	3.350%	5/15/26	5,310	5,740
	Thomson Reuters Corp.	5.500%	8/15/35	3,075	3,822
	Thomson Reuters Corp.	5.850%	4/15/40	4,111	5,235
	Thomson Reuters Corp.	5.650%	11/23/43	2,750	3,499
	Time Warner Cable LLC	6.550%	5/1/37	14,905	19,316
	Time Warner Cable LLC	7.300%	7/1/38	10,248	14,224
	Time Warner Cable LLC	6.750%	6/15/39	18,092	24,264
	Time Warner Cable LLC	5.875%	11/15/40	15,510	19,171
	Time Warner Cable LLC	5.500%	9/1/41	16,070	18,976
	Time Warner Cable LLC	4.500%	9/15/42	14,785	15,789
	Time Warner Entertainment Co. LP	8.375%	7/15/33	6,275	9,019
[3,7]	T-Mobile USA Inc.	3.500%	4/15/25	30,500	32,901
[3,7]	T-Mobile USA Inc.	1.500%	2/15/26	10,073	9,963
[3,7]	T-Mobile USA Inc.	3.750%	4/15/27	56,247	61,477
[3,7]	T-Mobile USA Inc.	2.050%	2/15/28	20,006	19,618
[3,7]	T-Mobile USA Inc.	3.875%	4/15/30	70,215	76,169
[3,7]	T-Mobile USA Inc.	2.550%	2/15/31	24,278	23,719
[3,7]	T-Mobile USA Inc.	2.250%	11/15/31	9,000	8,512
[3,7]	T-Mobile USA Inc.	4.375%	4/15/40	32,252	35,697
[3,7]	T-Mobile USA Inc.	3.000%	2/15/41	28,210	26,221
[3,7]	T-Mobile USA Inc.	4.500%	4/15/50	30,805	34,547
[3,7]	T-Mobile USA Inc.	3.300%	2/15/51	31,112	28,953
[3,7]	T-Mobile USA Inc.	3.600%	11/15/60	13,500	12,989
[3]	TWDC Enterprises 18 Corp.	2.450%	3/4/22	8,125	8,288
[3]	TWDC Enterprises 18 Corp.	2.350%	12/1/22	2,300	2,373
[3]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	5,800	6,270
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	15,626	16,802
[3]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	21,720	22,218
[3]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	250	268
[3]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	6,925	9,660
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	3,310	3,817
[3]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	11,701	13,374
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	8,195	8,655
[3]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	4,000	4,482
[3]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	3,000	2,900
	Verizon Communications Inc.	5.150%	9/15/23	21,596	23,931
	Verizon Communications Inc.	0.750%	3/22/24	18,000	17,972
	Verizon Communications Inc.	3.500%	11/1/24	14,841	16,091
	Verizon Communications Inc.	3.376%	2/15/25	22,564	24,453
	Verizon Communications Inc.	0.850%	11/20/25	18,000	17,574
	Verizon Communications Inc.	1.450%	3/20/26	29,500	29,432
	Verizon Communications Inc.	2.625%	8/15/26	22,800	24,047
	Verizon Communications Inc.	4.125%	3/16/27	31,725	35,857
	Verizon Communications Inc.	3.000%	3/22/27	11,000	11,743
	Verizon Communications Inc.	2.100%	3/22/28	30,950	31,105
	Verizon Communications Inc.	4.329%	9/21/28	43,139	49,304
	Verizon Communications Inc.	4.016%	12/3/29	39,471	44,054
	Verizon Communications Inc.	3.150%	3/22/30	37,595	39,500
	Verizon Communications Inc.	1.500%	9/18/30	7,500	6,875
[3,7]	Verizon Communications Inc.	1.680%	10/30/30	15,668	14,536
	Verizon Communications Inc.	1.750%	1/20/31	22,075	20,560

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	2.550%	3/21/31	44,000	43,929
	Verizon Communications Inc.	4.500%	8/10/33	29,244	33,950
	Verizon Communications Inc.	4.400%	11/1/34	32,782	37,369
	Verizon Communications Inc.	4.272%	1/15/36	29,943	33,679
	Verizon Communications Inc.	5.250%	3/16/37	23,230	29,132
	Verizon Communications Inc.	4.812%	3/15/39	17,935	21,430
	Verizon Communications Inc.	2.650%	11/20/40	34,500	31,498
	Verizon Communications Inc.	3.400%	3/22/41	40,500	41,112
	Verizon Communications Inc.	4.750%	11/1/41	11,350	13,520
	Verizon Communications Inc.	3.850%	11/1/42	9,974	10,728
	Verizon Communications Inc.	4.125%	8/15/46	12,730	13,958
	Verizon Communications Inc.	4.862%	8/21/46	48,009	57,659
	Verizon Communications Inc.	4.522%	9/15/48	40,867	47,311
	Verizon Communications Inc.	5.012%	4/15/49	20,268	24,854
	Verizon Communications Inc.	4.000%	3/22/50	12,350	13,245
	Verizon Communications Inc.	2.875%	11/20/50	23,000	20,445
	Verizon Communications Inc.	3.550%	3/22/51	58,000	57,628
	Verizon Communications Inc.	4.672%	3/15/55	25,470	30,372
[3,7]	Verizon Communications Inc.	2.987%	10/30/56	43,105	37,710
	Verizon Communications Inc.	3.000%	11/20/60	19,500	16,962
	Verizon Communications Inc.	3.700%	3/22/61	37,300	36,649
	ViacomCBS Inc.	3.875%	4/1/24	5,113	5,503
	ViacomCBS Inc.	3.700%	8/15/24	10,225	11,056
	ViacomCBS Inc.	3.500%	1/15/25	5,196	5,582
	ViacomCBS Inc.	4.750%	5/15/25	21,000	23,738
	ViacomCBS Inc.	4.000%	1/15/26	7,225	7,938
	ViacomCBS Inc.	2.900%	1/15/27	17,869	18,764
	ViacomCBS Inc.	3.375%	2/15/28	4,150	4,396
	ViacomCBS Inc.	3.700%	6/1/28	4,019	4,339
	ViacomCBS Inc.	4.200%	6/1/29	4,000	4,439
	ViacomCBS Inc.	4.950%	1/15/31	20,150	23,748
	ViacomCBS Inc.	4.200%	5/19/32	15,670	17,507
	ViacomCBS Inc.	5.500%	5/15/33	5,200	6,219
	ViacomCBS Inc.	6.875%	4/30/36	10,910	14,969
	ViacomCBS Inc.	5.900%	10/15/40	3,375	4,194
	ViacomCBS Inc.	4.850%	7/1/42	10,293	11,673
	ViacomCBS Inc.	4.375%	3/15/43	16,940	18,304
	ViacomCBS Inc.	5.850%	9/1/43	15,499	19,832
	ViacomCBS Inc.	5.250%	4/1/44	800	950
	ViacomCBS Inc.	4.900%	8/15/44	6,115	7,087
	ViacomCBS Inc.	4.600%	1/15/45	1,400	1,562
	ViacomCBS Inc.	4.950%	5/19/50	13,000	15,248
	Vodafone Group plc	3.750%	1/16/24	16,625	18,020
	Vodafone Group plc	4.125%	5/30/25	16,425	18,312
	Vodafone Group plc	4.375%	5/30/28	32,955	37,855
	Vodafone Group plc	7.875%	2/15/30	1,163	1,628
	Vodafone Group plc	6.250%	11/30/32	5,145	6,812
	Vodafone Group plc	6.150%	2/27/37	6,136	8,118
	Vodafone Group plc	5.000%	5/30/38	21,219	25,483
	Vodafone Group plc	4.375%	2/19/43	14,155	15,840
	Vodafone Group plc	5.250%	5/30/48	27,504	34,380
	Vodafone Group plc	4.875%	6/19/49	20,949	24,992
	Vodafone Group plc	4.250%	9/17/50	17,765	19,522
	Vodafone Group plc	5.125%	6/19/59	5,750	6,978
	Walt Disney Co.	3.000%	9/15/22	23,079	23,958
	Walt Disney Co.	1.750%	8/30/24	3,120	3,221
	Walt Disney Co.	3.700%	9/15/24	10,326	11,275
	Walt Disney Co.	3.350%	3/24/25	18,990	20,579

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Walt Disney Co.	3.700%	10/15/25	8,810	9,708
Walt Disney Co.	1.750%	1/13/26	15,250	15,580
Walt Disney Co.	3.375%	11/15/26	8,225	9,007
Walt Disney Co.	3.700%	3/23/27	4,000	4,446
Walt Disney Co.	2.200%	1/13/28	10,400	10,599
Walt Disney Co.	2.000%	9/1/29	18,117	17,737
Walt Disney Co.	3.800%	3/22/30	12,585	13,989
Walt Disney Co.	2.650%	1/13/31	28,775	29,208
Walt Disney Co.	6.550%	3/15/33	2,415	3,288
Walt Disney Co.	6.200%	12/15/34	9,795	13,387
Walt Disney Co.	6.400%	12/15/35	13,125	18,445
Walt Disney Co.	6.150%	3/1/37	14,208	18,986
Walt Disney Co.	6.650%	11/15/37	6,876	9,941
Walt Disney Co.	4.625%	3/23/40	7,010	8,463
Walt Disney Co.	3.500%	5/13/40	16,033	16,925
Walt Disney Co.	5.400%	10/1/43	6,133	8,015
Walt Disney Co.	4.750%	9/15/44	11,795	14,369
Walt Disney Co.	4.950%	10/15/45	2,050	2,573
Walt Disney Co.	4.750%	11/15/46	6,268	7,689
Walt Disney Co.	2.750%	9/1/49	14,750	13,338
Walt Disney Co.	4.700%	3/23/50	17,545	21,993
Walt Disney Co.	3.600%	1/13/51	30,625	32,592
Walt Disney Co.	3.800%	5/13/60	15,283	16,488
Weibo Corp.	3.500%	7/5/24	8,375	8,809
Weibo Corp.	3.375%	7/8/30	8,565	8,484
WPP Finance 2010	3.625%	9/7/22	4,400	4,593
WPP Finance 2010	3.750%	9/19/24	6,490	7,069
				6,215,148
Consumer Discretionary (1.7%)
Advance Auto Parts Inc.	3.900%	4/15/30	11,800	12,804
Alibaba Group Holding Ltd.	2.800%	6/6/23	6,625	6,907
Alibaba Group Holding Ltd.	3.600%	11/28/24	20,485	22,218
Alibaba Group Holding Ltd.	3.400%	12/6/27	18,425	19,757
Alibaba Group Holding Ltd.	2.125%	2/9/31	10,778	10,252
Alibaba Group Holding Ltd.	4.500%	11/28/34	5,710	6,475
Alibaba Group Holding Ltd.	4.000%	12/6/37	10,760	11,588
Alibaba Group Holding Ltd.	4.200%	12/6/47	19,375	21,293
Alibaba Group Holding Ltd.	3.150%	2/9/51	12,544	11,731
Alibaba Group Holding Ltd.	4.400%	12/6/57	9,000	10,209
Alibaba Group Holding Ltd.	3.250%	2/9/61	7,500	6,957
Amazon.com Inc.	2.500%	11/29/22	8,505	8,768
Amazon.com Inc.	2.400%	2/22/23	16,319	16,932
Amazon.com Inc.	0.400%	6/3/23	16,815	16,855
Amazon.com Inc.	2.800%	8/22/24	2,000	2,140
Amazon.com Inc.	3.800%	12/5/24	5,049	5,590
Amazon.com Inc.	0.800%	6/3/25	10,160	10,113
Amazon.com Inc.	5.200%	12/3/25	11,460	13,459
Amazon.com Inc.	1.200%	6/3/27	24,193	23,636
Amazon.com Inc.	3.150%	8/22/27	32,883	35,937
Amazon.com Inc.	1.500%	6/3/30	24,125	22,972
Amazon.com Inc.	4.800%	12/5/34	13,670	17,178
Amazon.com Inc.	3.875%	8/22/37	28,490	32,459
Amazon.com Inc.	4.950%	12/5/44	14,326	18,492
Amazon.com Inc.	4.050%	8/22/47	35,830	41,874
Amazon.com Inc.	2.500%	6/3/50	25,355	22,700
Amazon.com Inc.	4.250%	8/22/57	21,475	25,692
Amazon.com Inc.	2.700%	6/3/60	21,300	18,702
American Honda Finance Corp.	1.950%	5/20/22	5,640	5,744

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	American Honda Finance Corp.	2.200%	6/27/22	6,400	6,543
[3]	American Honda Finance Corp.	0.400%	10/21/22	2,000	2,000
[3]	American Honda Finance Corp.	2.600%	11/16/22	4,865	5,033
[3]	American Honda Finance Corp.	1.950%	5/10/23	21,100	21,722
[3]	American Honda Finance Corp.	0.875%	7/7/23	12,300	12,377
[3]	American Honda Finance Corp.	3.450%	7/14/23	4,130	4,395
[3]	American Honda Finance Corp.	0.650%	9/8/23	15,826	15,846
[3]	American Honda Finance Corp.	3.625%	10/10/23	4,175	4,486
[3]	American Honda Finance Corp.	2.900%	2/16/24	6,400	6,791
[3]	American Honda Finance Corp.	2.400%	6/27/24	4,300	4,508
[3]	American Honda Finance Corp.	0.550%	7/12/24	10,000	9,884
[3]	American Honda Finance Corp.	2.150%	9/10/24	6,000	6,243
[3]	American Honda Finance Corp.	1.200%	7/8/25	5,000	4,982
[3]	American Honda Finance Corp.	1.000%	9/10/25	6,000	5,880
[3]	American Honda Finance Corp.	2.300%	9/9/26	3,700	3,830
[3]	American Honda Finance Corp.	2.350%	1/8/27	4,300	4,445
[3]	American Honda Finance Corp.	2.000%	3/24/28	7,000	6,996
[3]	American Honda Finance Corp.	1.800%	1/13/31	11,400	10,700
[3]	American University	3.672%	4/1/49	4,805	5,188
	Aptiv Corp.	4.150%	3/15/24	8,355	9,105
	Aptiv plc	4.250%	1/15/26	2,550	2,868
	Aptiv plc	4.350%	3/15/29	1,400	1,573
	Aptiv plc	4.400%	10/1/46	4,825	5,163
	Aptiv plc	5.400%	3/15/49	3,890	4,735
	AutoNation Inc.	3.500%	11/15/24	2,300	2,476
	AutoNation Inc.	4.500%	10/1/25	9,905	11,001
	AutoNation Inc.	3.800%	11/15/27	6,075	6,594
	AutoZone Inc.	3.700%	4/15/22	8,325	8,535
	AutoZone Inc.	2.875%	1/15/23	3,155	3,271
	AutoZone Inc.	3.125%	4/18/24	3,950	4,211
	AutoZone Inc.	3.250%	4/15/25	13,519	14,465
	AutoZone Inc.	3.625%	4/15/25	220	240
	AutoZone Inc.	3.125%	4/21/26	5,200	5,579
	AutoZone Inc.	3.750%	6/1/27	5,600	6,174
	AutoZone Inc.	3.750%	4/18/29	9,657	10,447
	AutoZone Inc.	4.000%	4/15/30	15,250	16,843
	AutoZone Inc.	1.650%	1/15/31	5,500	5,039
	Best Buy Co. Inc.	4.450%	10/1/28	9,000	10,245
	Best Buy Co. Inc.	1.950%	10/1/30	7,000	6,585
	Block Financial LLC	5.500%	11/1/22	5,000	5,241
	Block Financial LLC	5.250%	10/1/25	13,075	14,632
	Block Financial LLC	3.875%	8/15/30	6,950	7,150
	BorgWarner Inc.	3.375%	3/15/25	2,788	3,018
	BorgWarner Inc.	2.650%	7/1/27	1,000	1,038
	BorgWarner Inc.	4.375%	3/15/45	4,115	4,407
[3]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	4,650	4,751
[3]	California Endowment	2.498%	4/1/51	1,675	1,512
	California Institute of Technology	4.321%	8/1/45	1,521	1,869
	California Institute of Technology	4.700%	11/1/11	5,575	6,895
	California Institute of Technology	3.650%	9/1/19	7,704	7,776
	Choice Hotels International Inc.	3.700%	1/15/31	2,650	2,780
	Cleveland Clinic Foundation	4.858%	1/1/14	3,615	4,678
[3,7]	Daimler Finance North America LLC	0.750%	3/1/24	4,000	3,979
[3,7]	Daimler Finance North America LLC	2.625%	3/10/30	1,000	1,006
	Daimler Finance North America LLC	8.500%	1/18/31	8,820	12,989
[3,7]	Daimler Finance North America LLC	2.450%	3/2/31	4,000	3,925

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Darden Restaurants Inc.	3.850%	5/1/27	4,275	4,646
	Darden Restaurants Inc.	4.550%	2/15/48	3,850	4,075
	DR Horton Inc.	4.375%	9/15/22	9,706	10,159
	DR Horton Inc.	4.750%	2/15/23	3,675	3,917
	DR Horton Inc.	5.750%	8/15/23	4,050	4,475
	DR Horton Inc.	2.500%	10/15/24	5,030	5,279
	DR Horton Inc.	2.600%	10/15/25	4,410	4,629
	DR Horton Inc.	1.400%	10/15/27	2,000	1,946
[3]	Duke University	2.682%	10/1/44	5,500	5,368
[3]	Duke University	2.757%	10/1/50	1,000	967
[3]	Duke University	2.832%	10/1/55	10,650	10,464
	eBay Inc.	2.750%	1/30/23	7,400	7,704
	eBay Inc.	3.450%	8/1/24	2,502	2,693
	eBay Inc.	1.900%	3/11/25	15,879	16,295
	eBay Inc.	3.600%	6/5/27	10,250	11,153
	eBay Inc.	2.700%	3/11/30	23,295	23,466
	eBay Inc.	4.000%	7/15/42	7,336	7,754
[3]	Emory University	2.143%	9/1/30	6,300	6,272
[3]	Emory University	2.969%	9/1/50	1,300	1,290
[3]	Ford Foundation	2.415%	6/1/50	2,720	2,456
[3]	Ford Foundation	2.815%	6/1/70	8,638	7,736
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	9,750	10,520
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,350	4,797
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	5,802	6,049
	General Motors Co.	4.875%	10/2/23	23,293	25,490
	General Motors Co.	5.400%	10/2/23	11,000	12,153
	General Motors Co.	4.000%	4/1/25	11,564	12,526
	General Motors Co.	6.125%	10/1/25	32,763	38,502
	General Motors Co.	4.200%	10/1/27	6,794	7,450
	General Motors Co.	6.800%	10/1/27	10,888	13,540
	General Motors Co.	5.000%	10/1/28	6,075	6,941
	General Motors Co.	5.000%	4/1/35	7,431	8,557
	General Motors Co.	6.600%	4/1/36	7,436	9,671
	General Motors Co.	5.150%	4/1/38	11,779	13,496
	General Motors Co.	6.250%	10/2/43	13,700	17,495
	General Motors Co.	5.200%	4/1/45	13,396	15,391
	General Motors Co.	6.750%	4/1/46	18,947	25,699
	General Motors Co.	5.400%	4/1/48	11,275	13,331
	General Motors Co.	5.950%	4/1/49	7,350	9,318
	General Motors Financial Co. Inc.	3.550%	4/9/21	6,550	6,552
	General Motors Financial Co. Inc.	3.200%	7/6/21	14,317	14,369
	General Motors Financial Co. Inc.	4.375%	9/25/21	3,440	3,500
	General Motors Financial Co. Inc.	4.200%	11/6/21	4,150	4,238
	General Motors Financial Co. Inc.	3.450%	1/14/22	7,265	7,408
	General Motors Financial Co. Inc.	3.450%	4/10/22	20,239	20,720
	General Motors Financial Co. Inc.	3.150%	6/30/22	3,300	3,391
	General Motors Financial Co. Inc.	3.550%	7/8/22	10,000	10,345
	General Motors Financial Co. Inc.	3.250%	1/5/23	1,175	1,223
	General Motors Financial Co. Inc.	5.200%	3/20/23	19,074	20,693
	General Motors Financial Co. Inc.	3.700%	5/9/23	9,930	10,460
	General Motors Financial Co. Inc.	4.250%	5/15/23	9,918	10,600
	General Motors Financial Co. Inc.	4.150%	6/19/23	8,200	8,794
	General Motors Financial Co. Inc.	1.700%	8/18/23	11,000	11,204
	General Motors Financial Co. Inc.	5.100%	1/17/24	12,371	13,685
	General Motors Financial Co. Inc.	3.950%	4/13/24	3,903	4,194
	General Motors Financial Co. Inc.	3.500%	11/7/24	17,065	18,319
	General Motors Financial Co. Inc.	4.000%	1/15/25	9,278	10,056
	General Motors Financial Co. Inc.	2.900%	2/26/25	13,212	13,826

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	4.350%	4/9/25	10,600	11,609
	General Motors Financial Co. Inc.	2.750%	6/20/25	5,350	5,566
	General Motors Financial Co. Inc.	4.300%	7/13/25	276	302
	General Motors Financial Co. Inc.	1.250%	1/8/26	10,000	9,813
	General Motors Financial Co. Inc.	5.250%	3/1/26	9,535	10,897
	General Motors Financial Co. Inc.	4.000%	10/6/26	20,102	21,935
	General Motors Financial Co. Inc.	4.350%	1/17/27	18,050	20,014
	General Motors Financial Co. Inc.	2.700%	8/20/27	8,000	8,176
	General Motors Financial Co. Inc.	3.850%	1/5/28	7,207	7,767
	General Motors Financial Co. Inc.	5.650%	1/17/29	4,075	4,818
	General Motors Financial Co. Inc.	3.600%	6/21/30	9,800	10,344
	General Motors Financial Co. Inc.	2.350%	1/8/31	10,000	9,559
	Genuine Parts Co.	1.875%	11/1/30	6,000	5,522
[3]	George Washington University	4.300%	9/15/44	1,220	1,417
	George Washington University	4.868%	9/15/45	1,742	2,235
[3]	George Washington University	4.126%	9/15/48	11,446	13,369
[3]	Georgetown University	4.315%	4/1/49	4,837	5,725
[3]	Georgetown University	2.943%	4/1/50	4,750	4,414
[3]	Georgetown University	5.215%	10/1/18	2,589	3,276
	Global Payments Inc.	1.200%	3/1/26	8,800	8,617
	Harley-Davidson Inc.	3.500%	7/28/25	4,000	4,247
	Harley-Davidson Inc.	4.625%	7/28/45	7,485	7,790
	Hasbro Inc.	3.900%	11/19/29	9,500	10,171
	Hasbro Inc.	6.350%	3/15/40	4,625	5,893
	Hasbro Inc.	5.100%	5/15/44	4,413	4,859
	Home Depot Inc.	2.625%	6/1/22	8,669	8,885
	Home Depot Inc.	2.700%	4/1/23	3,425	3,564
	Home Depot Inc.	3.750%	2/15/24	1,934	2,100
	Home Depot Inc.	3.000%	4/1/26	14,400	15,586
	Home Depot Inc.	2.125%	9/15/26	300	313
	Home Depot Inc.	2.500%	4/15/27	17,915	18,877
	Home Depot Inc.	2.800%	9/14/27	5,480	5,874
	Home Depot Inc.	0.900%	3/15/28	5,000	4,772
	Home Depot Inc.	3.900%	12/6/28	2,290	2,621
	Home Depot Inc.	2.950%	6/15/29	15,455	16,334
	Home Depot Inc.	2.700%	4/15/30	40,205	41,651
	Home Depot Inc.	1.375%	3/15/31	12,000	11,094
	Home Depot Inc.	5.875%	12/16/36	29,531	40,861
	Home Depot Inc.	3.300%	4/15/40	28,150	29,578
	Home Depot Inc.	5.950%	4/1/41	8,402	11,682
	Home Depot Inc.	4.200%	4/1/43	10,625	12,234
	Home Depot Inc.	4.875%	2/15/44	936	1,177
	Home Depot Inc.	4.400%	3/15/45	7,525	9,026
	Home Depot Inc.	4.250%	4/1/46	11,580	13,493
	Home Depot Inc.	3.900%	6/15/47	8,805	9,873
	Home Depot Inc.	4.500%	12/6/48	13,173	16,024
	Home Depot Inc.	3.125%	12/15/49	28,055	27,518
	Home Depot Inc.	3.350%	4/15/50	18,762	19,429
	Home Depot Inc.	2.375%	3/15/51	12,100	10,357
	Home Depot Inc.	3.500%	9/15/56	8,195	8,492
	Hyatt Hotels Corp.	3.375%	7/15/23	4,185	4,372
	Hyatt Hotels Corp.	4.850%	3/15/26	3,629	4,010
	Hyatt Hotels Corp.	4.375%	9/15/28	6,805	7,257
	Hyatt Hotels Corp.	5.750%	4/23/30	5,000	5,824
	JD.com Inc.	3.125%	4/29/21	796	797
	JD.com Inc.	3.875%	4/29/26	9,577	10,397
	JD.com Inc.	3.375%	1/14/30	3,300	3,389
	JD.com Inc.	4.125%	1/14/50	3,050	3,124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Johns Hopkins University	4.083%	7/1/53	4,950	5,916
	Kohl's Corp.	3.250%	2/1/23	1,700	1,772
	Kohl's Corp.	4.750%	12/15/23	1,062	1,167
	Kohl's Corp.	4.250%	7/17/25	6,577	7,202
	Kohl's Corp.	3.375%	5/1/31	5,000	5,000
	Kohl's Corp.	5.550%	7/17/45	3,650	4,161
	Las Vegas Sands Corp.	3.200%	8/8/24	25,371	26,369
	Las Vegas Sands Corp.	2.900%	6/25/25	8,527	8,726
	Las Vegas Sands Corp.	3.500%	8/18/26	3,570	3,709
	Las Vegas Sands Corp.	3.900%	8/8/29	8,200	8,425
	Lear Corp.	4.250%	5/15/29	6,850	7,526
	Lear Corp.	3.500%	5/30/30	3,800	3,958
	Lear Corp.	5.250%	5/15/49	5,540	6,480
	Leggett & Platt Inc.	3.800%	11/15/24	3,725	4,014
	Leggett & Platt Inc.	3.500%	11/15/27	12,475	13,181
	Leland Stanford Junior University	1.289%	6/1/27	1,075	1,074
	Leland Stanford Junior University	3.647%	5/1/48	14,275	16,193
	Leland Stanford Junior University	2.413%	6/1/50	4,795	4,360
	Lennar Corp.	4.750%	11/15/22	6,700	7,048
	Lennar Corp.	4.875%	12/15/23	2,200	2,398
	Lennar Corp.	4.500%	4/30/24	12,500	13,596
	Lennar Corp.	4.750%	5/30/25	4,700	5,236
	Lennar Corp.	5.250%	6/1/26	5,700	6,537
	Lennar Corp.	4.750%	11/29/27	15,000	17,214
	Lowe's Cos. Inc.	3.120%	4/15/22	1,875	1,916
	Lowe's Cos. Inc.	3.875%	9/15/23	8,844	9,507
	Lowe's Cos. Inc.	3.125%	9/15/24	2,950	3,164
	Lowe's Cos. Inc.	4.000%	4/15/25	8,697	9,620
	Lowe's Cos. Inc.	3.375%	9/15/25	14,235	15,497
	Lowe's Cos. Inc.	2.500%	4/15/26	19,425	20,362
	Lowe's Cos. Inc.	3.100%	5/3/27	9,618	10,327
	Lowe's Cos. Inc.	1.300%	4/15/28	13,500	12,791
	Lowe's Cos. Inc.	6.500%	3/15/29	267	340
	Lowe's Cos. Inc.	3.650%	4/5/29	23,780	25,979
	Lowe's Cos. Inc.	4.500%	4/15/30	12,555	14,474
	Lowe's Cos. Inc.	1.700%	10/15/30	13,000	12,103
	Lowe's Cos. Inc.	2.625%	4/1/31	25,000	25,057
	Lowe's Cos. Inc.	5.000%	4/15/40	6,775	8,319
	Lowe's Cos. Inc.	4.250%	9/15/44	541	580
	Lowe's Cos. Inc.	3.700%	4/15/46	10,025	10,381
	Lowe's Cos. Inc.	4.050%	5/3/47	16,622	18,155
	Lowe's Cos. Inc.	4.550%	4/5/49	9,520	11,137
	Lowe's Cos. Inc.	5.125%	4/15/50	4,000	5,164
	Lowe's Cos. Inc.	3.000%	10/15/50	10,000	9,285
	Lowe's Cos. Inc.	3.500%	4/1/51	5,000	5,090
	Magna International Inc.	3.625%	6/15/24	9,445	10,182
	Magna International Inc.	4.150%	10/1/25	2,775	3,110
	Magna International Inc.	2.450%	6/15/30	8,000	7,982
[3]	Marriott International Inc.	3.125%	10/15/21	4,825	4,856
	Marriott International Inc.	3.250%	9/15/22	3,525	3,612
	Marriott International Inc.	3.600%	4/15/24	12,525	13,306
	Marriott International Inc.	3.750%	3/15/25	7,409	7,883
[3]	Marriott International Inc.	5.750%	5/1/25	15,667	17,958
	Marriott International Inc.	3.750%	10/1/25	4,190	4,477
[3]	Marriott International Inc.	3.125%	6/15/26	10,235	10,725
[3]	Marriott International Inc.	4.650%	12/1/28	1,500	1,663
[3]	Marriott International Inc.	4.625%	6/15/30	9,100	10,161
[3]	Marriott International Inc.	2.850%	4/15/31	16,500	16,144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Marriott International Inc.	3.500%	10/15/32	9,971	10,221
	Masco Corp.	3.500%	11/15/27	6,550	7,176
	Masco Corp.	1.500%	2/15/28	5,000	4,805
	Masco Corp.	7.750%	8/1/29	1,144	1,522
	Masco Corp.	2.000%	10/1/30	1,175	1,112
	Masco Corp.	2.000%	2/15/31	9,000	8,523
	Masco Corp.	4.500%	5/15/47	3,900	4,456
	Masco Corp.	3.125%	2/15/51	7,500	7,007
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	145	171
[3]	Massachusetts Institute of Technology	2.989%	7/1/50	3,080	3,161
	Massachusetts Institute of Technology	5.600%	7/1/11	8,881	13,600
	Massachusetts Institute of Technology	4.678%	7/1/14	15,582	20,106
	Massachusetts Institute of Technology	3.885%	7/1/16	1,125	1,219
[3]	McDonald's Corp.	3.350%	4/1/23	11,981	12,622
[3]	McDonald's Corp.	3.375%	5/26/25	11,655	12,628
[3]	McDonald's Corp.	3.300%	7/1/25	6,100	6,604
[3]	McDonald's Corp.	3.700%	1/30/26	22,615	24,937
[3]	McDonald's Corp.	3.500%	3/1/27	8,960	9,792
[3]	McDonald's Corp.	3.500%	7/1/27	9,000	9,879
[3]	McDonald's Corp.	3.800%	4/1/28	11,475	12,709
[3]	McDonald's Corp.	2.625%	9/1/29	13,110	13,381
[3]	McDonald's Corp.	2.125%	3/1/30	6,855	6,669
[3]	McDonald's Corp.	3.600%	7/1/30	25,716	27,975
[3]	McDonald's Corp.	4.700%	12/9/35	12,900	15,268
[3]	McDonald's Corp.	6.300%	10/15/37	425	588
[3]	McDonald's Corp.	6.300%	3/1/38	8,053	11,215
[3]	McDonald's Corp.	5.700%	2/1/39	7,793	10,190
[3]	McDonald's Corp.	3.700%	2/15/42	5,375	5,617
[3]	McDonald's Corp.	3.625%	5/1/43	4,300	4,478
[3]	McDonald's Corp.	4.600%	5/26/45	8,860	10,319
[3]	McDonald's Corp.	4.875%	12/9/45	15,500	18,811
[3]	McDonald's Corp.	4.450%	3/1/47	9,890	11,490
[3]	McDonald's Corp.	4.450%	9/1/48	7,755	9,049
[3]	McDonald's Corp.	3.625%	9/1/49	19,800	20,645
[3]	McDonald's Corp.	4.200%	4/1/50	10,000	11,361
	Mohawk Industries Inc.	3.850%	2/1/23	6,125	6,443
	Mohawk Industries Inc.	3.625%	5/15/30	5,625	6,013
	NIKE Inc.	2.250%	5/1/23	3,700	3,820
	NIKE Inc.	2.400%	3/27/25	4,125	4,338
	NIKE Inc.	2.375%	11/1/26	11,270	11,821
	NIKE Inc.	2.750%	3/27/27	12,374	13,185
	NIKE Inc.	2.850%	3/27/30	11,950	12,525
	NIKE Inc.	3.250%	3/27/40	8,750	9,144
	NIKE Inc.	3.625%	5/1/43	6,025	6,504
	NIKE Inc.	3.875%	11/1/45	10,575	12,029
	NIKE Inc.	3.375%	11/1/46	4,125	4,242
	NIKE Inc.	3.375%	3/27/50	14,000	14,721
[3,5,7]	Nordstrom Inc.	4.250%	8/1/31	9,000	9,011
	Nordstrom Inc.	5.000%	1/15/44	10,000	9,837
[3]	Northeastern University	2.894%	10/1/50	3,140	2,909
[3]	Northwestern University	4.643%	12/1/44	9,550	12,014
[3]	Northwestern University	2.640%	12/1/50	3,000	2,848
[3]	Northwestern University	3.662%	12/1/57	2,100	2,434
	NVR Inc.	3.950%	9/15/22	16,588	17,233
	NVR Inc.	3.000%	5/15/30	9,072	9,277
	O'Reilly Automotive Inc.	3.800%	9/1/22	4,979	5,180
	O'Reilly Automotive Inc.	3.850%	6/15/23	7,025	7,452
	O'Reilly Automotive Inc.	3.550%	3/15/26	1,525	1,665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	O'Reilly Automotive Inc.	3.600%	9/1/27	11,795	12,876
	O'Reilly Automotive Inc.	4.350%	6/1/28	1,675	1,894
	O'Reilly Automotive Inc.	3.900%	6/1/29	4,000	4,380
	O'Reilly Automotive Inc.	4.200%	4/1/30	5,500	6,189
	O'Reilly Automotive Inc.	1.750%	3/15/31	3,125	2,877
	President & Fellows of Harvard College	4.875%	10/15/40	3,680	4,793
	President & Fellows of Harvard College	3.150%	7/15/46	3,800	4,075
	President & Fellows of Harvard College	2.517%	10/15/50	6,465	6,130
	President & Fellows of Harvard College	3.300%	7/15/56	3,300	3,594
	PulteGroup Inc.	5.500%	3/1/26	5,400	6,277
	PulteGroup Inc.	5.000%	1/15/27	13,000	14,966
	PulteGroup Inc.	6.375%	5/15/33	6,462	8,207
	PulteGroup Inc.	6.000%	2/15/35	4,000	5,010
	Ralph Lauren Corp.	1.700%	6/15/22	2,500	2,540
	Ralph Lauren Corp.	3.750%	9/15/25	3,850	4,225
	Ralph Lauren Corp.	2.950%	6/15/30	6,000	6,176
[3]	Rockefeller Foundation	2.492%	10/1/50	10,100	9,269
	Ross Stores Inc.	4.600%	4/15/25	6,640	7,461
	Ross Stores Inc.	4.700%	4/15/27	6,100	6,941
	Ross Stores Inc.	1.875%	4/15/31	1,000	932
	Sands China Ltd.	4.600%	8/8/23	15,935	17,050
	Sands China Ltd.	5.125%	8/8/25	16,609	18,581
	Sands China Ltd.	3.800%	1/8/26	8,990	9,541
	Sands China Ltd.	5.400%	8/8/28	15,950	18,223
	Sands China Ltd.	4.375%	6/18/30	8,700	9,222
	Snap-on Inc.	6.125%	9/1/21	3,135	3,210
	Snap-on Inc.	3.250%	3/1/27	1,900	2,051
	Snap-on Inc.	4.100%	3/1/48	2,600	2,962
	Snap-on Inc.	3.100%	5/1/50	5,225	5,162
	Stanley Black & Decker Inc.	3.400%	3/1/26	4,724	5,186
	Stanley Black & Decker Inc.	4.250%	11/15/28	1,025	1,172
	Stanley Black & Decker Inc.	2.300%	3/15/30	13,300	13,338
	Stanley Black & Decker Inc.	5.200%	9/1/40	2,950	3,786
	Stanley Black & Decker Inc.	4.850%	11/15/48	6,200	7,731
	Stanley Black & Decker Inc.	2.750%	11/15/50	11,500	10,384
[3]	Stanley Black & Decker Inc.	4.000%	3/15/60	2,000	2,097
	Starbucks Corp.	1.300%	5/7/22	5,215	5,268
	Starbucks Corp.	2.700%	6/15/22	2,920	2,990
	Starbucks Corp.	3.100%	3/1/23	11,735	12,296
	Starbucks Corp.	3.850%	10/1/23	5,400	5,811
	Starbucks Corp.	3.800%	8/15/25	1,354	1,494
	Starbucks Corp.	2.450%	6/15/26	14,685	15,381
	Starbucks Corp.	3.500%	3/1/28	5,575	6,027
	Starbucks Corp.	4.000%	11/15/28	7,100	7,942
	Starbucks Corp.	3.550%	8/15/29	4,950	5,373
	Starbucks Corp.	2.550%	11/15/30	19,700	19,733
	Starbucks Corp.	4.300%	6/15/45	2,535	2,791
	Starbucks Corp.	3.750%	12/1/47	1,000	1,029
	Starbucks Corp.	4.500%	11/15/48	15,301	17,896
	Starbucks Corp.	4.450%	8/15/49	8,000	9,288
	Starbucks Corp.	3.350%	3/12/50	8,000	7,823
	Starbucks Corp.	3.500%	11/15/50	10,700	10,716
	Steelcase Inc.	5.125%	1/18/29	3,700	4,308
	Stellantis NV	5.250%	4/15/23	13,339	14,439
	Tapestry Inc.	3.000%	7/15/22	2,850	2,913
	Tapestry Inc.	4.250%	4/1/25	4,178	4,525
	Tapestry Inc.	4.125%	7/15/27	6,520	7,070
	TJX Cos. Inc.	2.500%	5/15/23	5,798	6,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TJX Cos. Inc.	3.500%	4/15/25	8,000	8,714
	TJX Cos. Inc.	2.250%	9/15/26	13,275	13,804
	TJX Cos. Inc.	3.750%	4/15/27	22,000	24,443
	TJX Cos. Inc.	1.150%	5/15/28	5,550	5,266
	TJX Cos. Inc.	3.875%	4/15/30	8,000	8,882
	TJX Cos. Inc.	1.600%	5/15/31	5,400	5,034
	Toyota Motor Corp.	2.157%	7/2/22	5,585	5,711
	Toyota Motor Corp.	3.419%	7/20/23	8,500	9,068
	Toyota Motor Corp.	0.681%	3/25/24	13,000	12,983
	Toyota Motor Corp.	2.358%	7/2/24	11,065	11,626
	Toyota Motor Corp.	1.339%	3/25/26	10,000	9,979
[3]	Toyota Motor Credit Corp.	2.600%	1/11/22	8,700	8,863
[3]	Toyota Motor Credit Corp.	3.300%	1/12/22	9,825	10,046
[3]	Toyota Motor Credit Corp.	2.650%	4/12/22	6,750	6,909
[3]	Toyota Motor Credit Corp.	1.150%	5/26/22	13,200	13,350
[3]	Toyota Motor Credit Corp.	2.800%	7/13/22	1,165	1,202
[3]	Toyota Motor Credit Corp.	0.450%	7/22/22	14,225	14,260
[3]	Toyota Motor Credit Corp.	2.150%	9/8/22	12,100	12,414
[3]	Toyota Motor Credit Corp.	0.350%	10/14/22	10,000	10,000
[3]	Toyota Motor Credit Corp.	2.625%	1/10/23	1,725	1,792
[3]	Toyota Motor Credit Corp.	2.700%	1/11/23	3,950	4,111
[3]	Toyota Motor Credit Corp.	0.500%	8/14/23	12,000	12,012
[3]	Toyota Motor Credit Corp.	1.350%	8/25/23	7,500	7,660
[3]	Toyota Motor Credit Corp.	3.450%	9/20/23	1,000	1,071
[3]	Toyota Motor Credit Corp.	2.250%	10/18/23	4,050	4,223
	Toyota Motor Credit Corp.	3.350%	1/8/24	200	216
[3]	Toyota Motor Credit Corp.	0.450%	1/11/24	10,000	9,988
[3]	Toyota Motor Credit Corp.	2.900%	4/17/24	4,600	4,887
[3]	Toyota Motor Credit Corp.	1.800%	2/13/25	13,580	13,922
[3]	Toyota Motor Credit Corp.	3.400%	4/14/25	3,025	3,288
[3]	Toyota Motor Credit Corp.	0.800%	10/16/25	8,000	7,844
[3]	Toyota Motor Credit Corp.	0.800%	1/9/26	10,000	9,792
[3]	Toyota Motor Credit Corp.	3.200%	1/11/27	7,032	7,640
[3]	Toyota Motor Credit Corp.	1.150%	8/13/27	9,277	8,975
[3]	Toyota Motor Credit Corp.	3.050%	1/11/28	13,475	14,364
	Toyota Motor Credit Corp.	3.650%	1/8/29	5,175	5,738
[3]	Toyota Motor Credit Corp.	2.150%	2/13/30	9,575	9,485
[3]	Toyota Motor Credit Corp.	3.375%	4/1/30	10,000	10,824
[3]	Toyota Motor Credit Corp.	1.650%	1/10/31	5,000	4,712
	Tractor Supply Co.	1.750%	11/1/30	5,750	5,309
[3]	Trustees of Boston College	3.129%	7/1/52	3,500	3,483
[3]	Trustees of Boston University	4.061%	10/1/48	3,035	3,596
	Trustees of Princeton University	5.700%	3/1/39	5,830	8,203
[3]	Trustees of Princeton University	2.516%	7/1/50	12,575	11,739
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/50	3,700	3,386
	Trustees of the University of Pennsylvania	4.674%	9/1/12	6,298	7,908
	Trustees of the University of Pennsylvania	3.610%	2/15/19	50	50
[3]	University of Chicago	2.547%	4/1/50	8,000	7,268
	University of Chicago	3.000%	10/1/52	2,175	2,139
[3]	University of Chicago	4.003%	10/1/53	5,300	6,115
[3]	University of Notre Dame du Lac	3.438%	2/15/45	8,925	9,910
[3]	University of Notre Dame du Lac	3.394%	2/15/48	2,700	2,955
[3]	University of Southern California	3.028%	10/1/39	8,151	8,665
[3]	University of Southern California	3.841%	10/1/47	9,550	10,873
	University of Southern California	5.250%	10/1/11	2,205	3,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	University of Southern California	3.226%	10/1/20	1,500	1,332
	VF Corp.	2.050%	4/23/22	5,000	5,081
	VF Corp.	2.400%	4/23/25	6,800	7,088
	VF Corp.	2.800%	4/23/27	2,000	2,111
	VF Corp.	2.950%	4/23/30	10,059	10,404
	Whirlpool Corp.	4.700%	6/1/22	6,700	7,011
	Whirlpool Corp.	4.000%	3/1/24	2,675	2,927
	Whirlpool Corp.	3.700%	5/1/25	800	874
	Whirlpool Corp.	4.750%	2/26/29	6,200	7,135
	Whirlpool Corp.	4.500%	6/1/46	4,675	5,194
	Whirlpool Corp.	4.600%	5/15/50	4,500	5,149
[3]	William Marsh Rice University	3.574%	5/15/45	20,700	23,349
[3]	Yale University	0.873%	4/15/25	4,650	4,645
[3]	Yale University	1.482%	4/15/30	5,300	5,064
[3]	Yale University	2.402%	4/15/50	5,825	5,372
					4,008,915
Consumer Staples (2.0%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,325	5,765
	Altria Group Inc.	2.850%	8/9/22	24,175	24,935
	Altria Group Inc.	4.000%	1/31/24	12,883	13,978
	Altria Group Inc.	3.800%	2/14/24	2,700	2,916
	Altria Group Inc.	2.350%	5/6/25	7,125	7,385
	Altria Group Inc.	4.400%	2/14/26	28,775	32,347
	Altria Group Inc.	2.625%	9/16/26	2,200	2,293
	Altria Group Inc.	4.800%	2/14/29	15,775	18,116
	Altria Group Inc.	3.400%	5/6/30	9,000	9,403
	Altria Group Inc.	2.450%	2/4/32	12,200	11,573
	Altria Group Inc.	5.800%	2/14/39	14,860	18,120
	Altria Group Inc.	3.400%	2/4/41	15,000	13,889
	Altria Group Inc.	4.250%	8/9/42	9,476	9,626
	Altria Group Inc.	4.500%	5/2/43	9,209	9,645
	Altria Group Inc.	5.375%	1/31/44	18,957	22,139
	Altria Group Inc.	3.875%	9/16/46	25,069	24,340
	Altria Group Inc.	5.950%	2/14/49	22,574	28,102
	Altria Group Inc.	4.450%	5/6/50	2,715	2,799
	Altria Group Inc.	3.700%	2/4/51	15,000	13,760
	Altria Group Inc.	6.200%	2/14/59	2,521	3,085
	Altria Group Inc.	4.000%	2/4/61	10,000	9,251
[3]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	41,399	45,372
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	65,511	76,676
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	109,073	129,628
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	7,575	8,866
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	12,425	12,962
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	9,086	10,268
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	17,992	21,139
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	19,025	21,138
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	22,072	24,545
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	45,427	53,080
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	25,430	27,526
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	3,440	4,106
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	13,325	14,932
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	7,575	11,966
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	17,201	21,471
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	15,000	16,905
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	21,276	25,567
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	10,357	10,677
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	36,215	41,447
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	31,657	35,514

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	24,088	31,083
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	41,735	47,520
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	18,160	20,954
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	11,655	13,175
Archer-Daniels-Midland Co.	2.750%	3/27/25	4,200	4,462
Archer-Daniels-Midland Co.	2.500%	8/11/26	8,750	9,230
Archer-Daniels-Midland Co.	3.250%	3/27/30	8,700	9,321
Archer-Daniels-Midland Co.	5.935%	10/1/32	530	707
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,395	3,159
Archer-Daniels-Midland Co.	3.750%	9/15/47	7,750	8,497
Archer-Daniels-Midland Co.	4.500%	3/15/49	5,325	6,754
BAT Capital Corp.	2.764%	8/15/22	11,750	12,069
BAT Capital Corp.	3.222%	8/15/24	21,910	23,263
BAT Capital Corp.	2.789%	9/6/24	826	869
BAT Capital Corp.	3.215%	9/6/26	9,250	9,772
BAT Capital Corp.	4.700%	4/2/27	8,425	9,474
BAT Capital Corp.	3.557%	8/15/27	27,770	29,557
BAT Capital Corp.	2.259%	3/25/28	15,625	15,388
BAT Capital Corp.	3.462%	9/6/29	7,693	7,961
BAT Capital Corp.	4.906%	4/2/30	15,805	17,971
BAT Capital Corp.	2.726%	3/25/31	11,000	10,644
BAT Capital Corp.	4.390%	8/15/37	17,325	18,211
BAT Capital Corp.	3.734%	9/25/40	3,000	2,854
BAT Capital Corp.	4.540%	8/15/47	26,893	26,978
BAT Capital Corp.	4.758%	9/6/49	6,025	6,090
BAT Capital Corp.	5.282%	4/2/50	9,950	10,913
BAT Capital Corp.	3.984%	9/25/50	6,575	6,167
BAT International Finance plc	1.668%	3/25/26	21,509	21,178
Beam Suntory Inc.	3.250%	5/15/22	600	615
Beam Suntory Inc.	3.250%	6/15/23	1,400	1,469
Brown-Forman Corp.	3.500%	4/15/25	3,978	4,312
Brown-Forman Corp.	4.500%	7/15/45	3,895	4,730
Bunge Ltd. Finance Corp.	3.000%	9/25/22	8,768	9,038
Bunge Ltd. Finance Corp.	4.350%	3/15/24	6,700	7,329
Bunge Ltd. Finance Corp.	1.630%	8/17/25	8,888	8,882
Bunge Ltd. Finance Corp.	3.250%	8/15/26	6,965	7,395
Bunge Ltd. Finance Corp.	3.750%	9/25/27	3,750	4,098
Campbell Soup Co.	2.500%	8/2/22	1,850	1,903
Campbell Soup Co.	3.650%	3/15/23	3,022	3,200
Campbell Soup Co.	3.950%	3/15/25	6,660	7,315
Campbell Soup Co.	3.300%	3/19/25	4,125	4,436
Campbell Soup Co.	4.150%	3/15/28	6,950	7,780
Campbell Soup Co.	2.375%	4/24/30	4,450	4,343
Campbell Soup Co.	4.800%	3/15/48	7,560	8,818
Campbell Soup Co.	3.125%	4/24/50	6,998	6,528
Church & Dwight Co. Inc.	2.450%	8/1/22	1,500	1,538
Church & Dwight Co. Inc.	3.150%	8/1/27	3,575	3,874
Church & Dwight Co. Inc.	3.950%	8/1/47	3,350	3,672
Clorox Co.	3.050%	9/15/22	4,675	4,822
Clorox Co.	3.500%	12/15/24	5,925	6,469
Clorox Co.	3.100%	10/1/27	6,100	6,612
Clorox Co.	3.900%	5/15/28	3,500	3,909
Clorox Co.	1.800%	5/15/30	1,500	1,428
Coca-Cola Co.	2.500%	4/1/23	10,229	10,685
Coca-Cola Co.	3.200%	11/1/23	9,850	10,565
Coca-Cola Co.	1.750%	9/6/24	8,625	8,961
Coca-Cola Co.	2.950%	3/25/25	8,595	9,255
Coca-Cola Co.	2.875%	10/27/25	21,266	22,994

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coca-Cola Co.	2.550%	6/1/26	7,825	8,306
	Coca-Cola Co.	2.250%	9/1/26	10,530	11,071
	Coca-Cola Co.	3.375%	3/25/27	6,029	6,650
	Coca-Cola Co.	2.900%	5/25/27	1,875	2,019
	Coca-Cola Co.	1.450%	6/1/27	17,848	17,742
	Coca-Cola Co.	1.500%	3/5/28	3,500	3,441
	Coca-Cola Co.	1.000%	3/15/28	8,000	7,580
	Coca-Cola Co.	2.125%	9/6/29	6,200	6,208
	Coca-Cola Co.	3.450%	3/25/30	10,125	11,130
	Coca-Cola Co.	1.650%	6/1/30	20,303	19,285
	Coca-Cola Co.	2.000%	3/5/31	15,000	14,674
	Coca-Cola Co.	1.375%	3/15/31	16,000	14,831
	Coca-Cola Co.	4.125%	3/25/40	3,880	4,481
	Coca-Cola Co.	2.500%	6/1/40	9,600	8,975
	Coca-Cola Co.	4.200%	3/25/50	5,775	6,774
	Coca-Cola Co.	2.600%	6/1/50	13,475	12,063
	Coca-Cola Co.	3.000%	3/5/51	4,500	4,368
	Coca-Cola Co.	2.500%	3/15/51	17,025	14,848
	Coca-Cola Co.	2.750%	6/1/60	6,300	5,673
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,117	8,891
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	7,600	7,647
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	2,600	2,387
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	7,800	9,799
[3]	Colgate-Palmolive Co.	2.250%	11/15/22	14,525	15,004
[3]	Colgate-Palmolive Co.	1.950%	2/1/23	4,200	4,326
[3]	Colgate-Palmolive Co.	3.250%	3/15/24	4,682	5,055
[3]	Colgate-Palmolive Co.	4.000%	8/15/45	6,045	7,137
[3]	Colgate-Palmolive Co.	3.700%	8/1/47	10,522	11,918
	Conagra Brands Inc.	3.250%	9/15/22	4,300	4,464
	Conagra Brands Inc.	3.200%	1/25/23	3,135	3,262
	Conagra Brands Inc.	4.300%	5/1/24	24,235	26,709
	Conagra Brands Inc.	4.600%	11/1/25	12,225	13,827
	Conagra Brands Inc.	1.375%	11/1/27	9,050	8,739
	Conagra Brands Inc.	7.000%	10/1/28	700	900
	Conagra Brands Inc.	4.850%	11/1/28	10,950	12,745
	Conagra Brands Inc.	8.250%	9/15/30	4,025	5,734
	Conagra Brands Inc.	5.300%	11/1/38	12,254	15,130
	Conagra Brands Inc.	5.400%	11/1/48	11,317	14,370
	Constellation Brands Inc.	2.700%	5/9/22	6,657	6,805
	Constellation Brands Inc.	2.650%	11/7/22	9,825	10,134
	Constellation Brands Inc.	3.200%	2/15/23	5,900	6,173
	Constellation Brands Inc.	4.250%	5/1/23	16,925	18,136
	Constellation Brands Inc.	4.750%	11/15/24	19,521	22,060
	Constellation Brands Inc.	4.400%	11/15/25	4,375	4,934
	Constellation Brands Inc.	4.750%	12/1/25	4,777	5,484
	Constellation Brands Inc.	3.700%	12/6/26	5,625	6,180
	Constellation Brands Inc.	3.500%	5/9/27	8,275	9,014
	Constellation Brands Inc.	3.600%	2/15/28	7,070	7,665
	Constellation Brands Inc.	3.150%	8/1/29	14,700	15,391
	Constellation Brands Inc.	2.875%	5/1/30	8,308	8,458
	Constellation Brands Inc.	4.500%	5/9/47	7,270	8,199
	Constellation Brands Inc.	4.100%	2/15/48	4,550	4,930
	Constellation Brands Inc.	5.250%	11/15/48	4,375	5,521
	Constellation Brands Inc.	3.750%	5/1/50	13,925	14,424
	Costco Wholesale Corp.	2.300%	5/18/22	10,375	10,593
	Costco Wholesale Corp.	2.750%	5/18/24	10,000	10,685
	Costco Wholesale Corp.	3.000%	5/18/27	6,532	7,101
	Costco Wholesale Corp.	1.375%	6/20/27	20,624	20,485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Costco Wholesale Corp.	1.600%	4/20/30	37,723	36,109
	Costco Wholesale Corp.	1.750%	4/20/32	9,400	8,945
	Delhaize America LLC	9.000%	4/15/31	1,930	2,933
	Diageo Capital plc	2.625%	4/29/23	11,470	11,942
	Diageo Capital plc	3.500%	9/18/23	2,000	2,145
	Diageo Capital plc	2.125%	10/24/24	9,400	9,805
	Diageo Capital plc	1.375%	9/29/25	7,500	7,551
	Diageo Capital plc	3.875%	5/18/28	1,000	1,117
	Diageo Capital plc	2.375%	10/24/29	8,800	8,854
	Diageo Capital plc	2.000%	4/29/30	12,140	11,819
	Diageo Capital plc	2.125%	4/29/32	9,824	9,463
	Diageo Capital plc	5.875%	9/30/36	500	677
	Diageo Capital plc	3.875%	4/29/43	5,469	6,157
	Diageo Investment Corp.	2.875%	5/11/22	15,854	16,310
	Diageo Investment Corp.	7.450%	4/15/35	1,450	2,214
	Diageo Investment Corp.	4.250%	5/11/42	3,512	4,087
	Dollar General Corp.	3.250%	4/15/23	9,468	9,918
	Dollar General Corp.	4.150%	11/1/25	7,180	7,994
	Dollar General Corp.	3.875%	4/15/27	5,525	6,121
	Dollar General Corp.	4.125%	5/1/28	4,475	5,001
	Dollar General Corp.	3.500%	4/3/30	9,464	10,137
	Dollar General Corp.	4.125%	4/3/50	21,657	23,695
	Dollar Tree Inc.	3.700%	5/15/23	4,800	5,094
	Dollar Tree Inc.	4.000%	5/15/25	12,815	14,138
	Dollar Tree Inc.	4.200%	5/15/28	6,270	7,029
	Estee Lauder Cos. Inc.	2.000%	12/1/24	150	156
	Estee Lauder Cos. Inc.	3.150%	3/15/27	4,300	4,653
	Estee Lauder Cos. Inc.	2.375%	12/1/29	6,000	6,068
	Estee Lauder Cos. Inc.	2.600%	4/15/30	15,600	16,007
	Estee Lauder Cos. Inc.	1.950%	3/15/31	7,000	6,772
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,650	2,248
	Estee Lauder Cos. Inc.	4.375%	6/15/45	4,375	5,179
	Estee Lauder Cos. Inc.	4.150%	3/15/47	1,880	2,178
	Estee Lauder Cos. Inc.	3.125%	12/1/49	6,552	6,591
	Flowers Foods Inc.	4.375%	4/1/22	2,950	3,036
	Flowers Foods Inc.	3.500%	10/1/26	3,500	3,780
	Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	600	623
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	3,550	4,005
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	26,700	26,343
	General Mills Inc.	3.150%	12/15/21	7,875	7,974
	General Mills Inc.	2.600%	10/12/22	9,550	9,853
	General Mills Inc.	3.700%	10/17/23	15,602	16,732
	General Mills Inc.	3.650%	2/15/24	5,885	6,361
	General Mills Inc.	4.000%	4/17/25	1,000	1,102
	General Mills Inc.	3.200%	2/10/27	7,500	8,110
	General Mills Inc.	4.200%	4/17/28	11,675	13,171
	General Mills Inc.	2.875%	4/15/30	14,891	15,342
[3,7]	General Mills Inc.	3.000%	2/1/51	18,265	17,079
	Hershey Co.	2.625%	5/1/23	2,750	2,867
	Hershey Co.	3.375%	5/15/23	10,050	10,657
	Hershey Co.	2.050%	11/15/24	2,291	2,397
	Hershey Co.	3.200%	8/21/25	5,028	5,431
	Hershey Co.	2.300%	8/15/26	500	525
	Hershey Co.	2.450%	11/15/29	5,381	5,559
	Hershey Co.	1.700%	6/1/30	7,720	7,342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hershey Co.	3.375%	8/15/46	300	310
	Hershey Co.	3.125%	11/15/49	4,035	3,993
	Hershey Co.	2.650%	6/1/50	7,595	6,850
	Hormel Foods Corp.	1.800%	6/11/30	8,575	8,211
	Ingredion Inc.	3.200%	10/1/26	4,000	4,314
	Ingredion Inc.	2.900%	6/1/30	8,075	8,248
	Ingredion Inc.	3.900%	6/1/50	3,750	3,960
	J M Smucker Co.	3.500%	3/15/25	6,034	6,558
	J M Smucker Co.	3.375%	12/15/27	4,220	4,573
	J M Smucker Co.	2.375%	3/15/30	3,875	3,821
	J M Smucker Co.	4.250%	3/15/35	4,750	5,313
	J M Smucker Co.	4.375%	3/15/45	1,960	2,201
	J M Smucker Co.	3.550%	3/15/50	6,750	6,829
	Kellogg Co.	2.650%	12/1/23	4,536	4,767
	Kellogg Co.	3.250%	4/1/26	5,025	5,417
	Kellogg Co.	3.400%	11/15/27	10,475	11,362
	Kellogg Co.	4.300%	5/15/28	4,850	5,493
	Kellogg Co.	2.100%	6/1/30	4,850	4,702
[3]	Kellogg Co.	7.450%	4/1/31	5,367	7,550
	Kellogg Co.	4.500%	4/1/46	7,650	8,820
	Keurig Dr Pepper Inc.	4.057%	5/25/23	8,202	8,784
	Keurig Dr Pepper Inc.	3.130%	12/15/23	7,725	8,192
	Keurig Dr Pepper Inc.	0.750%	3/15/24	5,000	5,000
	Keurig Dr Pepper Inc.	4.417%	5/25/25	11,061	12,383
	Keurig Dr Pepper Inc.	3.400%	11/15/25	6,485	7,040
	Keurig Dr Pepper Inc.	2.550%	9/15/26	5,500	5,789
	Keurig Dr Pepper Inc.	3.430%	6/15/27	8,500	9,283
	Keurig Dr Pepper Inc.	3.200%	5/1/30	19,750	20,893
	Keurig Dr Pepper Inc.	2.250%	3/15/31	7,000	6,863
	Keurig Dr Pepper Inc.	7.450%	5/1/38	305	435
	Keurig Dr Pepper Inc.	4.985%	5/25/38	7,233	8,905
	Keurig Dr Pepper Inc.	4.500%	11/15/45	11,525	13,174
	Keurig Dr Pepper Inc.	4.420%	12/15/46	3,000	3,422
	Keurig Dr Pepper Inc.	5.085%	5/25/48	265	329
	Keurig Dr Pepper Inc.	3.800%	5/1/50	7,100	7,548
	Keurig Dr Pepper Inc.	3.350%	3/15/51	3,750	3,729
	Kimberly-Clark Corp.	2.400%	6/1/23	1,600	1,667
	Kimberly-Clark Corp.	3.050%	8/15/25	3,075	3,314
	Kimberly-Clark Corp.	2.750%	2/15/26	3,625	3,877
	Kimberly-Clark Corp.	1.050%	9/15/27	1,750	1,693
	Kimberly-Clark Corp.	3.950%	11/1/28	3,575	4,025
	Kimberly-Clark Corp.	3.200%	4/25/29	3,875	4,170
	Kimberly-Clark Corp.	3.100%	3/26/30	6,060	6,525
	Kimberly-Clark Corp.	6.625%	8/1/37	300	446
	Kimberly-Clark Corp.	5.300%	3/1/41	8,275	10,735
	Kimberly-Clark Corp.	3.700%	6/1/43	2,525	2,679
	Kimberly-Clark Corp.	3.900%	5/4/47	2,774	3,148
	Kimberly-Clark Corp.	2.875%	2/7/50	10,605	10,435
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,123	2,777
	Kroger Co.	3.400%	4/15/22	4,102	4,198
	Kroger Co.	2.800%	8/1/22	2,800	2,881
	Kroger Co.	3.850%	8/1/23	9,757	10,431
	Kroger Co.	4.000%	2/1/24	9,309	10,114
	Kroger Co.	3.500%	2/1/26	2,783	3,039
	Kroger Co.	2.650%	10/15/26	5,605	5,912
	Kroger Co.	4.500%	1/15/29	1,435	1,658
[3]	Kroger Co.	7.700%	6/1/29	4,025	5,439
	Kroger Co.	8.000%	9/15/29	6,150	8,391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kroger Co.	2.200%	5/1/30	5,031	4,922
	Kroger Co.	1.700%	1/15/31	9,550	8,909
	Kroger Co.	7.500%	4/1/31	1,125	1,539
	Kroger Co.	6.900%	4/15/38	3,327	4,686
	Kroger Co.	5.400%	7/15/40	2,650	3,270
	Kroger Co.	5.000%	4/15/42	4,524	5,446
	Kroger Co.	5.150%	8/1/43	2,350	2,884
	Kroger Co.	3.875%	10/15/46	13,619	14,100
	Kroger Co.	4.450%	2/1/47	5,959	6,724
	Kroger Co.	4.650%	1/15/48	5,191	5,998
	Kroger Co.	5.400%	1/15/49	2,550	3,279
	Kroger Co.	3.950%	1/15/50	8,075	8,728
	McCormick & Co. Inc.	3.900%	7/15/21	875	877
	McCormick & Co. Inc.	2.700%	8/15/22	5,450	5,609
	McCormick & Co. Inc.	3.150%	8/15/24	9,275	9,910
	McCormick & Co. Inc.	0.900%	2/15/26	6,000	5,830
	McCormick & Co. Inc.	3.400%	8/15/27	10,500	11,365
	McCormick & Co. Inc.	2.500%	4/15/30	4,100	4,102
	McCormick & Co. Inc.	1.850%	2/15/31	12,390	11,636
	McCormick & Co. Inc.	4.200%	8/15/47	1,320	1,474
	Mead Johnson Nutrition Co.	4.125%	11/15/25	12,118	13,587
	Mead Johnson Nutrition Co.	5.900%	11/1/39	5,160	6,931
	Mead Johnson Nutrition Co.	4.600%	6/1/44	8,835	10,572
	Molson Coors Beverage Co.	3.500%	5/1/22	826	852
	Molson Coors Beverage Co.	3.000%	7/15/26	20,476	21,803
	Molson Coors Beverage Co.	5.000%	5/1/42	10,925	12,486
	Molson Coors Beverage Co.	4.200%	7/15/46	14,525	15,036
[3,7]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	3,800	3,895
	Mondelez International Inc.	0.625%	7/1/22	10,984	11,015
	Mondelez International Inc.	1.500%	5/4/25	4,500	4,547
	Mondelez International Inc.	2.750%	4/13/30	14,944	15,249
	Mondelez International Inc.	1.500%	2/4/31	5,100	4,652
	Mondelez International Inc.	1.875%	10/15/32	14,245	13,194
	Mondelez International Inc.	2.625%	9/4/50	14,025	12,059
	PepsiCo Inc.	2.250%	5/2/22	6,000	6,121
	PepsiCo Inc.	3.100%	7/17/22	3,425	3,534
	PepsiCo Inc.	2.750%	3/1/23	7,975	8,342
	PepsiCo Inc.	0.750%	5/1/23	9,225	9,307
	PepsiCo Inc.	3.600%	3/1/24	7,334	7,963
	PepsiCo Inc.	2.250%	3/19/25	12,188	12,807
	PepsiCo Inc.	2.750%	4/30/25	10,130	10,800
	PepsiCo Inc.	3.500%	7/17/25	4,000	4,383
	PepsiCo Inc.	2.850%	2/24/26	15,866	17,078
	PepsiCo Inc.	2.375%	10/6/26	17,000	17,986
	PepsiCo Inc.	2.625%	3/19/27	2,500	2,654
	PepsiCo Inc.	3.000%	10/15/27	13,525	14,639
	PepsiCo Inc.	7.000%	3/1/29	3,527	4,771
	PepsiCo Inc.	2.625%	7/29/29	7,984	8,336
	PepsiCo Inc.	2.750%	3/19/30	16,510	17,092
	PepsiCo Inc.	1.625%	5/1/30	15,350	14,602
	PepsiCo Inc.	1.400%	2/25/31	10,000	9,307
	PepsiCo Inc.	5.500%	1/15/40	1,300	1,763
	PepsiCo Inc.	3.500%	3/19/40	9,500	10,184
	PepsiCo Inc.	4.000%	3/5/42	9,800	11,085
	PepsiCo Inc.	3.600%	8/13/42	4,100	4,403
	PepsiCo Inc.	4.250%	10/22/44	8,525	9,852
	PepsiCo Inc.	4.600%	7/17/45	5,135	6,268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PepsiCo Inc.	4.450%	4/14/46	13,925	16,726
	PepsiCo Inc.	3.450%	10/6/46	14,075	14,893
	PepsiCo Inc.	3.375%	7/29/49	15,520	15,921
	PepsiCo Inc.	2.875%	10/15/49	9,400	9,097
	PepsiCo Inc.	3.625%	3/19/50	17,908	19,648
	PepsiCo Inc.	3.875%	3/19/60	10,070	11,313
	Philip Morris International Inc.	2.625%	2/18/22	5,000	5,093
	Philip Morris International Inc.	2.375%	8/17/22	7,400	7,590
	Philip Morris International Inc.	2.500%	8/22/22	3,000	3,090
	Philip Morris International Inc.	2.500%	11/2/22	5,900	6,087
	Philip Morris International Inc.	2.625%	3/6/23	2,970	3,096
	Philip Morris International Inc.	1.125%	5/1/23	5,025	5,099
	Philip Morris International Inc.	2.125%	5/10/23	4,230	4,366
	Philip Morris International Inc.	3.600%	11/15/23	7,660	8,263
	Philip Morris International Inc.	2.875%	5/1/24	11,625	12,335
	Philip Morris International Inc.	3.250%	11/10/24	10,600	11,478
	Philip Morris International Inc.	1.500%	5/1/25	3,687	3,728
	Philip Morris International Inc.	3.375%	8/11/25	4,625	5,014
	Philip Morris International Inc.	2.750%	2/25/26	17,069	18,066
	Philip Morris International Inc.	0.875%	5/1/26	6,750	6,560
	Philip Morris International Inc.	3.125%	8/17/27	4,500	4,849
	Philip Morris International Inc.	3.125%	3/2/28	4,230	4,490
	Philip Morris International Inc.	3.375%	8/15/29	5,730	6,176
	Philip Morris International Inc.	2.100%	5/1/30	8,250	7,953
	Philip Morris International Inc.	1.750%	11/1/30	4,500	4,201
	Philip Morris International Inc.	6.375%	5/16/38	7,600	10,396
	Philip Morris International Inc.	4.375%	11/15/41	10,418	11,817
	Philip Morris International Inc.	4.500%	3/20/42	7,090	8,081
	Philip Morris International Inc.	3.875%	8/21/42	7,802	8,195
	Philip Morris International Inc.	4.125%	3/4/43	9,990	10,852
	Philip Morris International Inc.	4.875%	11/15/43	7,750	9,269
	Philip Morris International Inc.	4.250%	11/10/44	13,935	15,489
	Procter & Gamble Co.	2.300%	2/6/22	7,164	7,289
	Procter & Gamble Co.	3.100%	8/15/23	8,250	8,796
	Procter & Gamble Co.	0.550%	10/29/25	11,450	11,253
	Procter & Gamble Co.	2.700%	2/2/26	15,050	16,187
	Procter & Gamble Co.	2.450%	11/3/26	11,110	11,781
	Procter & Gamble Co.	2.800%	3/25/27	11,395	12,228
	Procter & Gamble Co.	2.850%	8/11/27	6,575	7,123
	Procter & Gamble Co.	3.000%	3/25/30	25,907	27,798
	Procter & Gamble Co.	1.200%	10/29/30	10,631	9,813
	Procter & Gamble Co.	5.550%	3/5/37	4,500	6,191
	Procter & Gamble Co.	3.550%	3/25/40	8,422	9,309
	Procter & Gamble Co.	3.500%	10/25/47	3,075	3,395
	Procter & Gamble Co.	3.600%	3/25/50	8,606	9,786
	Reynolds American Inc.	4.850%	9/15/23	2,470	2,713
	Reynolds American Inc.	4.450%	6/12/25	35,592	39,485
	Reynolds American Inc.	5.700%	8/15/35	6,920	8,209
	Reynolds American Inc.	7.250%	6/15/37	4,800	6,182
[3]	Reynolds American Inc.	8.125%	5/1/40	2,239	3,092
[3]	Reynolds American Inc.	7.000%	8/4/41	2,040	2,650
	Reynolds American Inc.	6.150%	9/15/43	8,075	9,738
	Reynolds American Inc.	5.850%	8/15/45	20,590	24,293
	Sysco Corp.	2.600%	6/12/22	1,800	1,842
	Sysco Corp.	3.550%	3/15/25	2,000	2,161
	Sysco Corp.	3.750%	10/1/25	15,349	16,713
	Sysco Corp.	3.300%	7/15/26	8,450	9,098
	Sysco Corp.	3.250%	7/15/27	14,864	15,987

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sysco Corp.	2.400%	2/15/30	1,815	1,789
Sysco Corp.	5.950%	4/1/30	10,650	13,301
Sysco Corp.	6.600%	4/1/40	8,415	11,742
Sysco Corp.	4.850%	10/1/45	3,680	4,303
Sysco Corp.	4.500%	4/1/46	6,450	7,255
Sysco Corp.	4.450%	3/15/48	7,425	8,193
Sysco Corp.	3.300%	2/15/50	5,300	4,948
Sysco Corp.	6.600%	4/1/50	11,472	16,577
Target Corp.	3.500%	7/1/24	9,386	10,258
Target Corp.	2.250%	4/15/25	14,006	14,676
Target Corp.	2.500%	4/15/26	8,290	8,806
Target Corp.	3.375%	4/15/29	6,750	7,368
Target Corp.	2.350%	2/15/30	6,730	6,820
Target Corp.	2.650%	9/15/30	13,093	13,539
Target Corp.	6.500%	10/15/37	5,208	7,623
Target Corp.	7.000%	1/15/38	3,725	5,718
Target Corp.	4.000%	7/1/42	5,000	5,851
Target Corp.	3.625%	4/15/46	5,000	5,459
Target Corp.	3.900%	11/15/47	700	803
Tyson Foods Inc.	4.500%	6/15/22	13,525	14,044
Tyson Foods Inc.	3.900%	9/28/23	3,400	3,665
Tyson Foods Inc.	3.950%	8/15/24	19,035	20,768
Tyson Foods Inc.	4.000%	3/1/26	26,044	28,813
Tyson Foods Inc.	3.550%	6/2/27	11,175	12,169
Tyson Foods Inc.	4.350%	3/1/29	17,500	19,927
Tyson Foods Inc.	4.875%	8/15/34	4,325	5,162
Tyson Foods Inc.	5.150%	8/15/44	625	773
Tyson Foods Inc.	4.550%	6/2/47	8,625	10,028
Tyson Foods Inc.	5.100%	9/28/48	20,375	25,585
Unilever Capital Corp.	3.125%	3/22/23	200	211
Unilever Capital Corp.	0.375%	9/14/23	1,000	1,003
Unilever Capital Corp.	3.250%	3/7/24	13,175	14,157
Unilever Capital Corp.	2.600%	5/5/24	19,965	21,111
Unilever Capital Corp.	3.375%	3/22/25	1,706	1,844
Unilever Capital Corp.	3.100%	7/30/25	3,875	4,202
Unilever Capital Corp.	2.000%	7/28/26	6,200	6,398
Unilever Capital Corp.	2.900%	5/5/27	6,400	6,870
Unilever Capital Corp.	2.125%	9/6/29	19,366	19,249
Unilever Capital Corp.	1.375%	9/14/30	2,500	2,345
Unilever Capital Corp.	5.900%	11/15/32	8,600	11,568
Walgreen Co.	3.100%	9/15/22	7,185	7,446
Walgreen Co.	4.400%	9/15/42	4,276	4,490
Walgreens Boots Alliance Inc.	3.300%	11/18/21	6,250	6,328
Walgreens Boots Alliance Inc.	3.800%	11/18/24	11,087	12,069
Walgreens Boots Alliance Inc.	3.450%	6/1/26	18,555	20,054
Walgreens Boots Alliance Inc.	3.200%	4/15/30	5,000	5,176
Walgreens Boots Alliance Inc.	4.500%	11/18/34	5,000	5,570
Walgreens Boots Alliance Inc.	4.800%	11/18/44	22,146	24,528
Walgreens Boots Alliance Inc.	4.650%	6/1/46	6,095	6,538
Walgreens Boots Alliance Inc.	4.100%	4/15/50	9,150	9,266
Walmart Inc.	2.350%	12/15/22	11,600	11,990
Walmart Inc.	2.550%	4/11/23	12,735	13,233
Walmart Inc.	3.400%	6/26/23	16,350	17,411
Walmart Inc.	3.300%	4/22/24	16,825	18,112
Walmart Inc.	2.850%	7/8/24	16,905	18,132
Walmart Inc.	2.650%	12/15/24	16,397	17,549
Walmart Inc.	3.550%	6/26/25	20,470	22,560
Walmart Inc.	3.050%	7/8/26	8,035	8,730

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	5.875%	4/5/27	8,160	10,095
	Walmart Inc.	3.700%	6/26/28	12,146	13,645
	Walmart Inc.	3.250%	7/8/29	21,340	23,321
	Walmart Inc.	2.375%	9/24/29	7,455	7,643
	Walmart Inc.	7.550%	2/15/30	4,191	6,005
	Walmart Inc.	5.250%	9/1/35	20,935	27,409
	Walmart Inc.	6.500%	8/15/37	5,447	7,965
	Walmart Inc.	6.200%	4/15/38	13,580	19,500
	Walmart Inc.	3.950%	6/28/38	7,175	8,262
	Walmart Inc.	5.625%	4/1/40	8,185	11,290
	Walmart Inc.	4.875%	7/8/40	7,145	9,079
	Walmart Inc.	5.000%	10/25/40	2,755	3,554
	Walmart Inc.	5.625%	4/15/41	6,975	9,594
	Walmart Inc.	4.000%	4/11/43	11,385	13,122
	Walmart Inc.	4.300%	4/22/44	5,250	6,277
	Walmart Inc.	3.625%	12/15/47	13,874	15,002
	Walmart Inc.	4.050%	6/29/48	19,450	22,996
	Walmart Inc.	2.950%	9/24/49	26,870	26,214
					4,726,856
Energy (2.3%)
	Baker Hughes a GE Co. LLC	2.773%	12/15/22	16,280	16,890
	Baker Hughes a GE Co. LLC	3.337%	12/15/27	25,175	26,906
	Baker Hughes a GE Co. LLC	3.138%	11/7/29	5,100	5,323
	Baker Hughes a GE Co. LLC	4.486%	5/1/30	9,498	10,818
	Baker Hughes a GE Co. LLC	4.080%	12/15/47	14,800	15,711
	Baker Hughes Holdings LLC	5.125%	9/15/40	7,540	9,193
	Boardwalk Pipelines LP	3.375%	2/1/23	2,240	2,313
	Boardwalk Pipelines LP	4.950%	12/15/24	575	644
	Boardwalk Pipelines LP	5.950%	6/1/26	14,910	17,204
	Boardwalk Pipelines LP	4.450%	7/15/27	2,695	2,966
[3]	BP Capital Markets America Inc.	3.245%	5/6/22	11,075	11,428
[3]	BP Capital Markets America Inc.	2.520%	9/19/22	5,500	5,656
	BP Capital Markets America Inc.	2.937%	4/6/23	7,000	7,352
[3]	BP Capital Markets America Inc.	2.750%	5/10/23	20,495	21,463
[3]	BP Capital Markets America Inc.	3.216%	11/28/23	5,800	6,179
	BP Capital Markets America Inc.	3.790%	2/6/24	3,460	3,749
[3]	BP Capital Markets America Inc.	3.224%	4/14/24	6,697	7,179
	BP Capital Markets America Inc.	3.194%	4/6/25	9,500	10,212
	BP Capital Markets America Inc.	3.410%	2/11/26	13,500	14,644
[3]	BP Capital Markets America Inc.	3.119%	5/4/26	30,301	32,597
[3]	BP Capital Markets America Inc.	3.017%	1/16/27	7,247	7,732
	BP Capital Markets America Inc.	3.543%	4/6/27	8,471	9,271
	BP Capital Markets America Inc.	3.937%	9/21/28	7,750	8,611
	BP Capital Markets America Inc.	4.234%	11/6/28	21,680	24,547
	BP Capital Markets America Inc.	3.633%	4/6/30	22,910	24,970
	BP Capital Markets America Inc.	1.749%	8/10/30	6,316	5,956
	BP Capital Markets America Inc.	3.000%	2/24/50	16,664	15,231
	BP Capital Markets America Inc.	2.772%	11/10/50	18,500	16,143
	BP Capital Markets America Inc.	2.939%	6/4/51	19,300	17,120
	BP Capital Markets America Inc.	3.379%	2/8/61	12,000	11,146
	BP Capital Markets plc	2.500%	11/6/22	7,375	7,621
	BP Capital Markets plc	3.994%	9/26/23	4,700	5,106
	BP Capital Markets plc	3.814%	2/10/24	3,190	3,468
	BP Capital Markets plc	3.535%	11/4/24	12,326	13,457
	BP Capital Markets plc	3.506%	3/17/25	6,314	6,890
	BP Capital Markets plc	3.279%	9/19/27	22,573	24,332
	BP Capital Markets plc	3.723%	11/28/28	12,825	14,108
	Burlington Resources LLC	7.200%	8/15/31	7,062	9,887

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Resources LLC	7.400%	12/1/31	3,875	5,479
	Burlington Resources LLC	5.950%	10/15/36	6,071	8,032
	Canadian Natural Resources Ltd.	2.950%	1/15/23	8,000	8,300
	Canadian Natural Resources Ltd.	3.800%	4/15/24	20,765	22,245
	Canadian Natural Resources Ltd.	3.900%	2/1/25	2,286	2,460
	Canadian Natural Resources Ltd.	2.050%	7/15/25	12,848	12,985
	Canadian Natural Resources Ltd.	3.850%	6/1/27	14,325	15,507
	Canadian Natural Resources Ltd.	2.950%	7/15/30	9,000	8,982
	Canadian Natural Resources Ltd.	7.200%	1/15/32	3,875	5,144
	Canadian Natural Resources Ltd.	6.450%	6/30/33	3,845	4,821
	Canadian Natural Resources Ltd.	5.850%	2/1/35	3,212	3,883
	Canadian Natural Resources Ltd.	6.500%	2/15/37	7,965	10,046
	Canadian Natural Resources Ltd.	6.250%	3/15/38	11,343	14,434
	Canadian Natural Resources Ltd.	6.750%	2/1/39	9,035	11,813
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	7,500	8,709
	Cenovus Energy Inc.	3.800%	9/15/23	4,100	4,331
	Cenovus Energy Inc.	5.375%	7/15/25	22,900	25,762
	Cenovus Energy Inc.	4.250%	4/15/27	11,500	12,449
	Cenovus Energy Inc.	5.250%	6/15/37	7,200	7,758
	Cenovus Energy Inc.	6.750%	11/15/39	14,916	18,682
	Cenovus Energy Inc.	5.400%	6/15/47	12,200	13,588
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	7,000	8,059
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	14,000	15,942
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	23,654	27,113
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	16,250	17,025
	Chevron Corp.	2.411%	3/3/22	3,925	3,989
	Chevron Corp.	2.498%	3/3/22	4,350	4,431
	Chevron Corp.	2.355%	12/5/22	20,964	21,569
	Chevron Corp.	1.141%	5/11/23	10,200	10,364
	Chevron Corp.	3.191%	6/24/23	28,428	29,985
	Chevron Corp.	2.895%	3/3/24	14,000	14,915
	Chevron Corp.	1.554%	5/11/25	26,300	26,778
	Chevron Corp.	3.326%	11/17/25	8,799	9,601
	Chevron Corp.	2.954%	5/16/26	9,700	10,407
	Chevron Corp.	1.995%	5/11/27	7,286	7,442
	Chevron Corp.	2.236%	5/11/30	18,468	18,334
	Chevron Corp.	2.978%	5/11/40	6,600	6,527
	Chevron Corp.	3.078%	5/11/50	8,945	8,583
	Chevron USA Inc.	0.333%	8/12/22	3,000	3,000
	Chevron USA Inc.	3.900%	11/15/24	1,549	1,705
	Chevron USA Inc.	0.687%	8/12/25	13,352	13,095
	Chevron USA Inc.	1.018%	8/12/27	5,667	5,439
	Chevron USA Inc.	3.850%	1/15/28	4,789	5,318
	Chevron USA Inc.	3.250%	10/15/29	8,000	8,617
	Chevron USA Inc.	6.000%	3/1/41	9,925	13,752
	Chevron USA Inc.	5.250%	11/15/43	10,200	13,181
	Chevron USA Inc.	5.050%	11/15/44	13,545	17,140
	Chevron USA Inc.	4.950%	8/15/47	4,800	5,992
	Chevron USA Inc.	2.343%	8/12/50	9,100	7,600
	Cimarex Energy Co.	4.375%	6/1/24	7,900	8,591
	Cimarex Energy Co.	3.900%	5/15/27	6,055	6,570
	Cimarex Energy Co.	4.375%	3/15/29	3,280	3,620
	Columbia Pipeline Group Inc.	4.500%	6/1/25	10,448	11,707
	Columbia Pipeline Group Inc.	5.800%	6/1/45	4,985	6,110
	Conoco Funding Co.	7.250%	10/15/31	3,440	4,857
[3,7]	ConocoPhillips	3.750%	10/1/27	25,871	28,556
[3,7]	ConocoPhillips	4.300%	8/15/28	17,056	19,328
[3,7]	ConocoPhillips	2.400%	2/15/31	4,900	4,814

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ConocoPhillips	5.900%	10/15/32	2,825	3,680
	ConocoPhillips	5.900%	5/15/38	10,161	13,562
	ConocoPhillips	6.500%	2/1/39	25,463	36,201
[3,7]	ConocoPhillips	4.875%	10/1/47	11,489	13,877
[3,7]	ConocoPhillips	4.850%	8/15/48	5,202	6,292
	ConocoPhillips Co.	3.350%	11/15/24	2,675	2,894
	ConocoPhillips Co.	4.950%	3/15/26	10,353	11,977
	ConocoPhillips Co.	6.950%	4/15/29	6,300	8,364
	ConocoPhillips Co.	4.300%	11/15/44	8,848	10,111
	Devon Energy Corp.	5.850%	12/15/25	2,425	2,828
	Devon Energy Corp.	7.875%	9/30/31	7,950	10,772
	Devon Energy Corp.	7.950%	4/15/32	2,314	3,115
	Devon Energy Corp.	5.600%	7/15/41	9,995	11,532
	Devon Energy Corp.	4.750%	5/15/42	11,400	12,141
	Devon Energy Corp.	5.000%	6/15/45	8,250	9,034
	Diamondback Energy Inc.	0.900%	3/24/23	6,000	6,004
	Diamondback Energy Inc.	2.875%	12/1/24	9,475	9,984
	Diamondback Energy Inc.	3.250%	12/1/26	13,125	13,814
	Diamondback Energy Inc.	3.500%	12/1/29	19,250	19,948
	Diamondback Energy Inc.	3.125%	3/24/31	11,925	11,876
	Diamondback Energy Inc.	4.400%	3/24/51	5,700	5,809
	Enable Midstream Partners LP	3.900%	5/15/24	7,100	7,551
	Enable Midstream Partners LP	4.400%	3/15/27	8,500	9,182
	Enable Midstream Partners LP	4.950%	5/15/28	10,200	11,260
	Enable Midstream Partners LP	4.150%	9/15/29	3,000	3,101
	Enable Midstream Partners LP	5.000%	5/15/44	3,275	3,147
	Enbridge Energy Partners LP	5.875%	10/15/25	8,825	10,384
[3]	Enbridge Energy Partners LP	7.500%	4/15/38	4,725	6,422
	Enbridge Energy Partners LP	5.500%	9/15/40	3,573	4,200
	Enbridge Energy Partners LP	7.375%	10/15/45	5,880	8,353
	Enbridge Inc.	2.900%	7/15/22	8,200	8,425
	Enbridge Inc.	3.500%	6/10/24	6,425	6,873
	Enbridge Inc.	2.500%	1/15/25	4,500	4,678
	Enbridge Inc.	4.250%	12/1/26	15,400	17,152
	Enbridge Inc.	3.700%	7/15/27	6,675	7,261
	Enbridge Inc.	3.125%	11/15/29	19,295	20,042
	Enbridge Inc.	4.500%	6/10/44	6,495	7,044
	Enbridge Inc.	5.500%	12/1/46	2,000	2,425
	Enbridge Inc.	4.000%	11/15/49	5,750	5,836
	Energy Transfer Operating LP	3.600%	2/1/23	6,888	7,155
	Energy Transfer Operating LP	4.250%	3/15/23	18,860	19,897
[3]	Energy Transfer Operating LP	4.200%	9/15/23	5,680	6,085
	Energy Transfer Operating LP	5.875%	1/15/24	2,000	2,225
	Energy Transfer Operating LP	4.900%	2/1/24	1,620	1,766
	Energy Transfer Operating LP	4.050%	3/15/25	15,986	17,225
	Energy Transfer Operating LP	2.900%	5/15/25	10,200	10,608
	Energy Transfer Operating LP	4.750%	1/15/26	16,005	17,726
	Energy Transfer Operating LP	4.200%	4/15/27	6,900	7,538
	Energy Transfer Operating LP	5.500%	6/1/27	8,800	10,142
	Energy Transfer Operating LP	4.950%	6/15/28	12,760	14,227
	Energy Transfer Operating LP	5.250%	4/15/29	22,800	25,935
	Energy Transfer Operating LP	3.750%	5/15/30	25,180	25,935
	Energy Transfer Operating LP	4.900%	3/15/35	4,100	4,305
	Energy Transfer Operating LP	6.625%	10/15/36	2,650	3,240
[3]	Energy Transfer Operating LP	5.800%	6/15/38	5,790	6,579
	Energy Transfer Operating LP	7.500%	7/1/38	5,232	6,874
	Energy Transfer Operating LP	6.050%	6/1/41	5,690	6,394
	Energy Transfer Operating LP	6.500%	2/1/42	11,326	13,506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer Operating LP	5.150%	2/1/43	5,900	6,018
	Energy Transfer Operating LP	5.950%	10/1/43	2,300	2,533
	Energy Transfer Operating LP	5.150%	3/15/45	2,280	2,354
	Energy Transfer Operating LP	6.125%	12/15/45	13,950	15,990
	Energy Transfer Operating LP	5.300%	4/15/47	9,890	10,286
	Energy Transfer Operating LP	6.000%	6/15/48	11,300	12,953
	Energy Transfer Operating LP	6.250%	4/15/49	17,300	20,371
	Energy Transfer Operating LP	5.000%	5/15/50	22,700	23,523
	Energy Transfer Partners LP	5.875%	3/1/22	7,950	8,228
	Energy Transfer Partners LP	5.000%	10/1/22	14,300	15,015
	Energy Transfer Partners LP	4.500%	11/1/23	7,185	7,724
	Eni USA Inc.	7.300%	11/15/27	1,095	1,422
	Enterprise Products Operating LLC	3.500%	2/1/22	6,075	6,230
	Enterprise Products Operating LLC	3.350%	3/15/23	10,929	11,461
	Enterprise Products Operating LLC	3.900%	2/15/24	12,220	13,209
	Enterprise Products Operating LLC	3.750%	2/15/25	7,925	8,653
	Enterprise Products Operating LLC	3.700%	2/15/26	12,682	13,909
	Enterprise Products Operating LLC	3.950%	2/15/27	1,400	1,560
	Enterprise Products Operating LLC	4.150%	10/16/28	5,870	6,606
	Enterprise Products Operating LLC	3.125%	7/31/29	20,940	21,985
	Enterprise Products Operating LLC	2.800%	1/31/30	10,700	11,028
[3]	Enterprise Products Operating LLC	6.875%	3/1/33	8,843	11,788
[3]	Enterprise Products Operating LLC	6.650%	10/15/34	235	309
	Enterprise Products Operating LLC	7.550%	4/15/38	3,330	4,861
	Enterprise Products Operating LLC	6.125%	10/15/39	5,845	7,649
	Enterprise Products Operating LLC	5.950%	2/1/41	7,465	9,606
	Enterprise Products Operating LLC	5.700%	2/15/42	4,065	5,200
	Enterprise Products Operating LLC	4.850%	8/15/42	12,293	14,105
	Enterprise Products Operating LLC	4.450%	2/15/43	15,212	16,701
	Enterprise Products Operating LLC	4.850%	3/15/44	22,326	25,604
	Enterprise Products Operating LLC	5.100%	2/15/45	10,370	12,223
	Enterprise Products Operating LLC	4.900%	5/15/46	10,385	12,009
	Enterprise Products Operating LLC	4.250%	2/15/48	18,492	19,611
	Enterprise Products Operating LLC	4.800%	2/1/49	14,798	16,950
	Enterprise Products Operating LLC	4.200%	1/31/50	22,000	23,378
	Enterprise Products Operating LLC	3.700%	1/31/51	1,245	1,220
	Enterprise Products Operating LLC	3.200%	2/15/52	5,050	4,601
	Enterprise Products Operating LLC	4.950%	10/15/54	2,725	3,115
	Enterprise Products Operating LLC	3.950%	1/31/60	12,900	12,809
[3]	Enterprise Products Operating LLC	5.250%	8/16/77	2,100	2,100
[3]	Enterprise Products Operating LLC	5.375%	2/15/78	10,315	10,263
	EOG Resources Inc.	2.625%	3/15/23	15,165	15,751
	EOG Resources Inc.	3.150%	4/1/25	800	854
	EOG Resources Inc.	4.150%	1/15/26	6,750	7,579
	EOG Resources Inc.	4.375%	4/15/30	11,695	13,422
	EOG Resources Inc.	4.950%	4/15/50	10,000	12,243
	Exxon Mobil Corp.	2.397%	3/6/22	31,850	32,375
	Exxon Mobil Corp.	2.726%	3/1/23	43,075	44,832
	Exxon Mobil Corp.	1.571%	4/15/23	14,238	14,573
	Exxon Mobil Corp.	2.019%	8/16/24	6,300	6,557
	Exxon Mobil Corp.	2.992%	3/19/25	37,100	39,721
	Exxon Mobil Corp.	3.043%	3/1/26	27,373	29,495
	Exxon Mobil Corp.	2.275%	8/16/26	4,225	4,389
	Exxon Mobil Corp.	2.440%	8/16/29	9,750	9,897
	Exxon Mobil Corp.	3.482%	3/19/30	15,000	16,252
	Exxon Mobil Corp.	2.610%	10/15/30	27,455	27,908
	Exxon Mobil Corp.	2.995%	8/16/39	11,504	11,145
	Exxon Mobil Corp.	4.227%	3/19/40	25,850	28,952

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exxon Mobil Corp.	3.567%	3/6/45	14,153	14,404
	Exxon Mobil Corp.	4.114%	3/1/46	12,000	13,176
	Exxon Mobil Corp.	3.095%	8/16/49	16,034	15,063
	Exxon Mobil Corp.	4.327%	3/19/50	40,890	46,639
	Exxon Mobil Corp.	3.452%	4/15/51	25,630	25,759
	Halliburton Co.	3.500%	8/1/23	284	301
	Halliburton Co.	3.800%	11/15/25	1,510	1,661
	Halliburton Co.	2.920%	3/1/30	16,200	16,119
	Halliburton Co.	4.850%	11/15/35	16,325	18,345
	Halliburton Co.	6.700%	9/15/38	12,880	16,776
	Halliburton Co.	4.500%	11/15/41	2,500	2,609
	Halliburton Co.	4.750%	8/1/43	10,775	11,448
	Halliburton Co.	5.000%	11/15/45	24,117	26,860
[3]	Helmerich & Payne Inc.	4.650%	3/15/25	3,975	4,365
	Hess Corp.	3.500%	7/15/24	2,750	2,898
	Hess Corp.	4.300%	4/1/27	8,460	9,200
	Hess Corp.	7.875%	10/1/29	2,075	2,692
	Hess Corp.	7.300%	8/15/31	1,000	1,273
	Hess Corp.	7.125%	3/15/33	2,780	3,558
	Hess Corp.	6.000%	1/15/40	12,050	14,355
	Hess Corp.	5.600%	2/15/41	15,672	18,062
	Hess Corp.	5.800%	4/1/47	600	710
	HollyFrontier Corp.	2.625%	10/1/23	5,100	5,252
	HollyFrontier Corp.	5.875%	4/1/26	8,008	9,049
	HollyFrontier Corp.	4.500%	10/1/30	5,300	5,439
	Husky Energy Inc.	3.950%	4/15/22	5,000	5,114
	Husky Energy Inc.	4.000%	4/15/24	5,905	6,302
	Husky Energy Inc.	4.400%	4/15/29	6,500	6,955
	Husky Energy Inc.	6.800%	9/15/37	4,135	4,998
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	4,411	4,559
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	15,185	15,799
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	8,645	9,034
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	12,000	12,719
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	2,695	2,915
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	7,990	8,727
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	11,783	12,983
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,930	2,576
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,810	3,767
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,000	6,106
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,875	8,684
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	8,771	11,717
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	9,675	12,384
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	4,900	6,377
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,750	2,364
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	5,100	6,391
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	9,504	11,040
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	4,380	4,935
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	6,690	7,167
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	5,137	5,781
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	9,400	10,931
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	2,629	3,068
	Kinder Morgan Inc.	3.150%	1/15/23	1,620	1,691
	Kinder Morgan Inc.	4.300%	6/1/25	5,295	5,904
	Kinder Morgan Inc.	4.300%	3/1/28	5,000	5,580
	Kinder Morgan Inc.	2.000%	2/15/31	9,800	9,077
[3]	Kinder Morgan Inc.	7.800%	8/1/31	2,730	3,770
[3]	Kinder Morgan Inc.	7.750%	1/15/32	7,956	11,130
	Kinder Morgan Inc.	5.300%	12/1/34	7,244	8,524

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kinder Morgan Inc.	5.550%	6/1/45	21,725	25,927
Kinder Morgan Inc.	5.050%	2/15/46	8,935	10,033
Kinder Morgan Inc.	5.200%	3/1/48	2,100	2,431
Kinder Morgan Inc.	3.250%	8/1/50	9,200	8,109
Kinder Morgan Inc.	3.600%	2/15/51	10,000	9,331
Magellan Midstream Partners LP	5.000%	3/1/26	9,075	10,408
Magellan Midstream Partners LP	3.250%	6/1/30	11,150	11,658
Magellan Midstream Partners LP	5.150%	10/15/43	3,775	4,322
Magellan Midstream Partners LP	4.250%	9/15/46	5,285	5,374
Magellan Midstream Partners LP	4.200%	10/3/47	10,710	10,757
Magellan Midstream Partners LP	4.850%	2/1/49	500	553
Magellan Midstream Partners LP	3.950%	3/1/50	7,450	7,304
Marathon Oil Corp.	2.800%	11/1/22	2,714	2,785
Marathon Oil Corp.	3.850%	6/1/25	8,000	8,580
Marathon Oil Corp.	4.400%	7/15/27	15,100	16,553
Marathon Oil Corp.	6.800%	3/15/32	6,755	8,368
Marathon Oil Corp.	6.600%	10/1/37	8,457	10,529
Marathon Oil Corp.	5.200%	6/1/45	3,148	3,447
Marathon Petroleum Corp.	4.500%	5/1/23	11,900	12,748
Marathon Petroleum Corp.	4.750%	12/15/23	5,605	6,158
Marathon Petroleum Corp.	5.125%	4/1/24	4,057	4,092
Marathon Petroleum Corp.	3.625%	9/15/24	7,400	7,992
Marathon Petroleum Corp.	4.700%	5/1/25	12,000	13,485
Marathon Petroleum Corp.	5.125%	12/15/26	10,000	11,663
Marathon Petroleum Corp.	3.800%	4/1/28	3,825	4,136
Marathon Petroleum Corp.	6.500%	3/1/41	13,232	17,565
Marathon Petroleum Corp.	4.750%	9/15/44	6,695	7,457
Marathon Petroleum Corp.	4.500%	4/1/48	7,485	7,869
Marathon Petroleum Corp.	5.000%	9/15/54	4,425	4,696
MPLX LP	3.500%	12/1/22	2,050	2,140
MPLX LP	3.375%	3/15/23	4,000	4,195
MPLX LP	4.500%	7/15/23	18,455	19,839
MPLX LP	4.875%	12/1/24	23,158	25,879
MPLX LP	4.000%	2/15/25	3,000	3,274
MPLX LP	4.875%	6/1/25	11,424	12,852
MPLX LP	1.750%	3/1/26	15,519	15,480
MPLX LP	4.125%	3/1/27	8,525	9,452
MPLX LP	4.250%	12/1/27	10,960	12,275
MPLX LP	4.000%	3/15/28	13,650	15,032
MPLX LP	4.800%	2/15/29	7,643	8,723
MPLX LP	2.650%	8/15/30	24,841	24,406
MPLX LP	4.500%	4/15/38	11,050	12,058
MPLX LP	5.200%	3/1/47	16,110	18,466
MPLX LP	5.200%	12/1/47	11,225	12,740
MPLX LP	4.700%	4/15/48	12,545	13,533
MPLX LP	5.500%	2/15/49	11,690	13,823
MPLX LP	4.900%	4/15/58	4,500	4,770
NOV Inc.	3.600%	12/1/29	5,000	5,038
NOV Inc.	3.950%	12/1/42	2,700	2,457
ONEOK Inc.	4.250%	2/1/22	5,000	5,111
ONEOK Inc.	7.500%	9/1/23	4,293	4,883
ONEOK Inc.	2.750%	9/1/24	2,070	2,168
ONEOK Inc.	5.850%	1/15/26	3,367	3,941
ONEOK Inc.	4.000%	7/13/27	4,250	4,604
ONEOK Inc.	4.550%	7/15/28	12,150	13,258
ONEOK Inc.	4.350%	3/15/29	9,600	10,386
ONEOK Inc.	3.400%	9/1/29	13,025	13,334
ONEOK Inc.	6.350%	1/15/31	7,000	8,788

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ONEOK Inc.	6.000%	6/15/35	550	641
ONEOK Inc.	4.950%	7/13/47	9,164	9,556
ONEOK Inc.	5.200%	7/15/48	8,100	8,864
ONEOK Inc.	4.450%	9/1/49	8,210	8,164
ONEOK Inc.	4.500%	3/15/50	8,000	8,097
ONEOK Inc.	7.150%	1/15/51	2,900	3,835
ONEOK Partners LP	3.375%	10/1/22	17,409	17,975
ONEOK Partners LP	4.900%	3/15/25	5,039	5,603
ONEOK Partners LP	6.650%	10/1/36	10,153	12,586
ONEOK Partners LP	6.850%	10/15/37	6,725	8,467
ONEOK Partners LP	6.125%	2/1/41	750	877
ONEOK Partners LP	6.200%	9/15/43	4,185	5,033
Phillips 66	4.300%	4/1/22	14,230	14,760
Phillips 66	3.700%	4/6/23	3,000	3,179
Phillips 66	0.900%	2/15/24	4,000	4,001
Phillips 66	3.850%	4/9/25	7,700	8,408
Phillips 66	1.300%	2/15/26	2,800	2,770
Phillips 66	3.900%	3/15/28	7,250	7,950
Phillips 66	2.150%	12/15/30	17,000	16,088
Phillips 66	4.650%	11/15/34	9,650	11,025
Phillips 66	5.875%	5/1/42	16,587	21,349
Phillips 66	4.875%	11/15/44	14,925	17,580
Phillips 66 Partners LP	2.450%	12/15/24	1,964	2,042
Phillips 66 Partners LP	3.605%	2/15/25	5,400	5,782
Phillips 66 Partners LP	3.550%	10/1/26	6,075	6,501
Phillips 66 Partners LP	3.750%	3/1/28	2,000	2,138
Phillips 66 Partners LP	3.150%	12/15/29	5,275	5,327
Phillips 66 Partners LP	4.680%	2/15/45	4,740	5,002
Phillips 66 Partners LP	4.900%	10/1/46	6,680	7,304
Pioneer Natural Resources Co.	0.750%	1/15/24	2,800	2,789
Pioneer Natural Resources Co.	1.125%	1/15/26	6,400	6,275
Pioneer Natural Resources Co.	4.450%	1/15/26	10,085	11,358
Pioneer Natural Resources Co.	1.900%	8/15/30	11,165	10,338
Pioneer Natural Resources Co.	2.150%	1/15/31	9,000	8,488
Plains All American Pipeline LP	3.650%	6/1/22	3,940	4,034
Plains All American Pipeline LP	2.850%	1/31/23	6,697	6,879
Plains All American Pipeline LP	3.850%	10/15/23	2,596	2,749
Plains All American Pipeline LP	3.600%	11/1/24	15,150	16,119
Plains All American Pipeline LP	4.650%	10/15/25	9,466	10,389
Plains All American Pipeline LP	4.500%	12/15/26	10,450	11,445
Plains All American Pipeline LP	3.550%	12/15/29	9,800	9,789
Plains All American Pipeline LP	3.800%	9/15/30	7,300	7,416
Plains All American Pipeline LP	6.650%	1/15/37	4,100	4,758
Plains All American Pipeline LP	5.150%	6/1/42	5,875	5,939
Plains All American Pipeline LP	4.300%	1/31/43	6,220	5,660
Plains All American Pipeline LP	4.700%	6/15/44	6,580	6,261
Plains All American Pipeline LP	4.900%	2/15/45	5,289	5,188
Sabine Pass Liquefaction LLC	6.250%	3/15/22	12,110	12,577
Sabine Pass Liquefaction LLC	5.625%	4/15/23	14,309	15,518
Sabine Pass Liquefaction LLC	5.750%	5/15/24	26,178	29,560
Sabine Pass Liquefaction LLC	5.625%	3/1/25	21,505	24,580
Sabine Pass Liquefaction LLC	5.875%	6/30/26	12,000	14,070
Sabine Pass Liquefaction LLC	5.000%	3/15/27	16,000	18,234
Sabine Pass Liquefaction LLC	4.200%	3/15/28	18,500	20,304
Sabine Pass Liquefaction LLC	4.500%	5/15/30	19,795	22,202
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	5,000	4,990
Schlumberger Investment SA	3.650%	12/1/23	12,338	13,232
Schlumberger Investment SA	2.650%	6/26/30	15,060	15,127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shell International Finance BV	2.375%	8/21/22	8,765	9,012
	Shell International Finance BV	2.250%	1/6/23	4,505	4,651
	Shell International Finance BV	3.400%	8/12/23	8,580	9,168
	Shell International Finance BV	3.500%	11/13/23	9,800	10,545
	Shell International Finance BV	2.000%	11/7/24	18,275	19,021
	Shell International Finance BV	2.375%	4/6/25	29,650	31,115
	Shell International Finance BV	3.250%	5/11/25	24,400	26,404
	Shell International Finance BV	2.875%	5/10/26	13,980	14,917
	Shell International Finance BV	2.500%	9/12/26	7,897	8,284
	Shell International Finance BV	3.875%	11/13/28	13,825	15,411
	Shell International Finance BV	2.375%	11/7/29	42,879	43,174
	Shell International Finance BV	2.750%	4/6/30	21,705	22,415
	Shell International Finance BV	4.125%	5/11/35	23,141	26,210
	Shell International Finance BV	6.375%	12/15/38	22,523	32,152
	Shell International Finance BV	3.625%	8/21/42	12,227	13,140
	Shell International Finance BV	4.550%	8/12/43	15,425	18,154
	Shell International Finance BV	4.375%	5/11/45	28,387	33,187
	Shell International Finance BV	4.000%	5/10/46	26,425	29,173
	Shell International Finance BV	3.750%	9/12/46	6,150	6,564
	Shell International Finance BV	3.125%	11/7/49	9,195	8,828
	Shell International Finance BV	3.250%	4/6/50	15,515	15,299
[3,7]	Sinopec Group Overseas Development 2012 Ltd.	4.875%	5/17/42	450	532
	Spectra Energy Partners LP	4.750%	3/15/24	25,305	27,799
	Spectra Energy Partners LP	3.500%	3/15/25	9,100	9,748
	Spectra Energy Partners LP	3.375%	10/15/26	5,145	5,527
	Spectra Energy Partners LP	5.950%	9/25/43	3,140	3,900
	Spectra Energy Partners LP	4.500%	3/15/45	10,925	11,613
	Suncor Energy Inc.	2.800%	5/15/23	9,300	9,704
	Suncor Energy Inc.	3.600%	12/1/24	861	936
	Suncor Energy Inc.	3.100%	5/15/25	12,650	13,496
	Suncor Energy Inc.	7.150%	2/1/32	4,080	5,518
	Suncor Energy Inc.	5.350%	7/15/33	2,625	3,080
	Suncor Energy Inc.	5.950%	12/1/34	1,095	1,365
	Suncor Energy Inc.	5.950%	5/15/35	6,495	8,084
	Suncor Energy Inc.	6.800%	5/15/38	8,815	12,025
	Suncor Energy Inc.	6.500%	6/15/38	13,285	18,120
	Suncor Energy Inc.	6.850%	6/1/39	2,250	3,076
	Suncor Energy Inc.	4.000%	11/15/47	8,970	9,053
	Suncor Energy Inc.	3.750%	3/4/51	8,350	8,096
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	3,015	3,128
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	5,975	6,453
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	3,375	3,928
	Sunoco Logistics Partners Operations LP	3.900%	7/15/26	6,000	6,458
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	6,000	6,450
	Sunoco Logistics Partners Operations LP	6.100%	2/15/42	2,500	2,803
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	2,050	2,088
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	10,675	10,969
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	8,275	8,720

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	11,897	12,745
TC PipeLines LP	3.900%	5/25/27	7,100	7,721
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	825	1,028
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	200	271
Texas Eastern Transmission LP	7.000%	7/15/32	3,205	4,305
Total Capital Canada Ltd.	2.750%	7/15/23	11,342	11,936
Total Capital International SA	2.875%	2/17/22	11,175	11,426
Total Capital International SA	2.700%	1/25/23	11,340	11,822
Total Capital International SA	3.700%	1/15/24	12,666	13,758
Total Capital International SA	3.750%	4/10/24	4,000	4,369
Total Capital International SA	2.434%	1/10/25	11,442	11,963
Total Capital International SA	3.455%	2/19/29	18,685	20,316
Total Capital International SA	2.829%	1/10/30	11,000	11,400
Total Capital International SA	2.986%	6/29/41	12,578	12,088
Total Capital International SA	3.461%	7/12/49	1,400	1,385
Total Capital International SA	3.127%	5/29/50	29,000	27,159
Total Capital International SA	3.386%	6/29/60	7,000	6,653
Total Capital SA	3.883%	10/11/28	10,100	11,350
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,205	6,382
TransCanada PipeLines Ltd.	3.750%	10/16/23	4,575	4,886
TransCanada PipeLines Ltd.	4.875%	1/15/26	6,000	6,863
TransCanada PipeLines Ltd.	4.250%	5/15/28	10,100	11,337
TransCanada PipeLines Ltd.	4.100%	4/15/30	31,700	35,301
TransCanada PipeLines Ltd.	4.625%	3/1/34	20,031	22,553
TransCanada PipeLines Ltd.	5.600%	3/31/34	3,115	3,802
TransCanada PipeLines Ltd.	5.850%	3/15/36	4,125	5,160
TransCanada PipeLines Ltd.	6.200%	10/15/37	23,675	30,584
TransCanada PipeLines Ltd.	4.750%	5/15/38	13,400	15,227
TransCanada PipeLines Ltd.	7.250%	8/15/38	5,000	7,206
TransCanada PipeLines Ltd.	6.100%	6/1/40	11,834	15,389
TransCanada PipeLines Ltd.	5.000%	10/16/43	7,700	9,201
TransCanada PipeLines Ltd.	4.875%	5/15/48	19,300	22,580
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	10,000	12,660
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	4,200	4,652
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	14,546	15,290
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,050	1,257
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	2,723	2,978
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	3,250	3,694
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	7,000	7,165
Valero Energy Corp.	2.700%	4/15/23	20,627	21,397
Valero Energy Corp.	1.200%	3/15/24	3,000	3,004
Valero Energy Corp.	3.650%	3/15/25	100	107
Valero Energy Corp.	2.850%	4/15/25	9,490	9,898
Valero Energy Corp.	3.400%	9/15/26	17,436	18,606
Valero Energy Corp.	2.150%	9/15/27	11,000	10,772
Valero Energy Corp.	4.350%	6/1/28	16,488	18,142
Valero Energy Corp.	4.000%	4/1/29	6,000	6,481
Valero Energy Corp.	7.500%	4/15/32	7,131	9,535
Valero Energy Corp.	6.625%	6/15/37	18,035	23,291
Valero Energy Corp.	4.900%	3/15/45	4,500	5,033
Valero Energy Partners LP	4.375%	12/15/26	5,850	6,539
Valero Energy Partners LP	4.500%	3/15/28	3,090	3,414
Williams Cos. Inc.	4.000%	11/15/21	4,500	4,559
Williams Cos. Inc.	3.600%	3/15/22	10,530	10,792
Williams Cos. Inc.	3.350%	8/15/22	6,300	6,501
Williams Cos. Inc.	3.700%	1/15/23	6,950	7,271
Williams Cos. Inc.	4.500%	11/15/23	5,650	6,157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	4.300%	3/4/24	11,400	12,400
	Williams Cos. Inc.	4.550%	6/24/24	14,050	15,489
	Williams Cos. Inc.	3.900%	1/15/25	22,560	24,386
	Williams Cos. Inc.	4.000%	9/15/25	7,275	7,957
	Williams Cos. Inc.	3.750%	6/15/27	12,000	13,075
	Williams Cos. Inc.	3.500%	11/15/30	22,010	23,328
[3]	Williams Cos. Inc.	7.500%	1/15/31	550	726
	Williams Cos. Inc.	2.600%	3/15/31	14,000	13,645
	Williams Cos. Inc.	6.300%	4/15/40	12,920	16,630
	Williams Cos. Inc.	5.800%	11/15/43	8,000	9,744
	Williams Cos. Inc.	5.400%	3/4/44	9,250	10,926
	Williams Cos. Inc.	5.750%	6/24/44	7,700	9,471
	Williams Cos. Inc.	4.900%	1/15/45	6,678	7,359
	Williams Cos. Inc.	5.100%	9/15/45	9,738	11,179
	Williams Cos. Inc.	4.850%	3/1/48	3,000	3,346
	WPX Energy Inc.	5.250%	9/15/24	4,700	5,211
	WPX Energy Inc.	5.750%	6/1/26	3,800	3,981
	WPX Energy Inc.	5.250%	10/15/27	4,300	4,585
	WPX Energy Inc.	5.875%	6/15/28	5,128	5,654
	WPX Energy Inc.	4.500%	1/15/30	5,648	6,072
					5,476,614
Financials (7.9%)
	ACE Capital Trust II	9.700%	4/1/30	725	1,088
[3]	Aegon NV	5.500%	4/11/48	4,000	4,510
	AerCap Ireland Capital DAC	3.500%	5/26/22	428	439
	AerCap Ireland Capital DAC	4.625%	7/1/22	6,850	7,139
	AerCap Ireland Capital DAC	3.300%	1/23/23	5,045	5,228
	AerCap Ireland Capital DAC	4.125%	7/3/23	1,000	1,060
	AerCap Ireland Capital DAC	4.500%	9/15/23	4,200	4,509
	AerCap Ireland Capital DAC	4.875%	1/16/24	5,970	6,492
	AerCap Ireland Capital DAC	3.150%	2/15/24	5,000	5,211
	AerCap Ireland Capital DAC	3.500%	1/15/25	2,050	2,149
	AerCap Ireland Capital DAC	6.500%	7/15/25	19,204	22,359
	AerCap Ireland Capital DAC	4.450%	10/1/25	8,945	9,720
	AerCap Ireland Capital DAC	1.750%	1/30/26	10,000	9,702
	AerCap Ireland Capital DAC	4.450%	4/3/26	7,428	8,071
	AerCap Ireland Capital DAC	3.650%	7/21/27	12,210	12,785
	AerCap Ireland Capital DAC	4.625%	10/15/27	22,000	24,058
	AerCap Ireland Capital DAC	3.875%	1/23/28	15,650	16,243
	Affiliated Managers Group Inc.	4.250%	2/15/24	3,122	3,421
	Affiliated Managers Group Inc.	3.500%	8/1/25	5,908	6,402
	Affiliated Managers Group Inc.	3.300%	6/15/30	11,376	11,809
	Aflac Inc.	3.625%	6/15/23	12,280	13,145
	Aflac Inc.	3.625%	11/15/24	6,610	7,274
	Aflac Inc.	3.250%	3/17/25	5,175	5,563
	Aflac Inc.	1.125%	3/15/26	2,000	1,984
	Aflac Inc.	2.875%	10/15/26	7,775	8,299
	Aflac Inc.	3.600%	4/1/30	27,801	30,315
	Aflac Inc.	4.000%	10/15/46	1,700	1,857
	Aflac Inc.	4.750%	1/15/49	9,075	11,158
	Air Lease Corp.	3.750%	2/1/22	5,625	5,743
	Air Lease Corp.	2.625%	7/1/22	5,000	5,110
	Air Lease Corp.	2.250%	1/15/23	1,000	1,025
	Air Lease Corp.	2.750%	1/15/23	4,000	4,127
	Air Lease Corp.	3.875%	7/3/23	4,350	4,621
	Air Lease Corp.	3.000%	9/15/23	3,825	3,997
[3]	Air Lease Corp.	4.250%	2/1/24	10,350	11,201
[3]	Air Lease Corp.	0.700%	2/15/24	5,000	4,938

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Air Lease Corp.	4.250%	9/15/24	600	654
[3]	Air Lease Corp.	2.300%	2/1/25	4,500	4,571
	Air Lease Corp.	3.250%	3/1/25	11,202	11,740
	Air Lease Corp.	3.375%	7/1/25	7,000	7,394
[3]	Air Lease Corp.	2.875%	1/15/26	8,734	9,062
[3]	Air Lease Corp.	3.750%	6/1/26	2,000	2,131
	Air Lease Corp.	3.625%	4/1/27	7,957	8,384
	Air Lease Corp.	3.625%	12/1/27	6,800	7,112
	Air Lease Corp.	4.625%	10/1/28	6,300	6,875
	Air Lease Corp.	3.250%	10/1/29	4,265	4,241
[3]	Air Lease Corp.	3.000%	2/1/30	10,300	10,033
	Air Lease Corp.	3.125%	12/1/30	5,000	4,973
	Aircastle Ltd.	4.400%	9/25/23	5,800	6,163
	Aircastle Ltd.	4.250%	6/15/26	17,500	18,375
	Alleghany Corp.	4.950%	6/27/22	2,950	3,103
	Alleghany Corp.	4.900%	9/15/44	4,575	5,468
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,400	5,786
	Allstate Corp.	3.150%	6/15/23	9,742	10,306
	Allstate Corp.	0.750%	12/15/25	4,000	3,923
	Allstate Corp.	3.280%	12/15/26	7,950	8,735
	Allstate Corp.	1.450%	12/15/30	14,000	12,795
	Allstate Corp.	5.350%	6/1/33	1,700	2,147
	Allstate Corp.	5.550%	5/9/35	975	1,279
	Allstate Corp.	5.950%	4/1/36	925	1,218
	Allstate Corp.	4.500%	6/15/43	5,950	7,004
	Allstate Corp.	4.200%	12/15/46	2,265	2,597
	Allstate Corp.	3.850%	8/10/49	6,280	6,900
[3]	Allstate Corp.	5.750%	8/15/53	6,450	6,869
[3]	Allstate Corp.	6.500%	5/15/57	5,775	7,370
	Ally Financial Inc.	4.125%	2/13/22	15,030	15,481
	Ally Financial Inc.	1.450%	10/2/23	30,020	30,433
	Ally Financial Inc.	3.875%	5/21/24	10,700	11,543
	Ally Financial Inc.	5.125%	9/30/24	18,218	20,564
	Ally Financial Inc.	4.625%	3/30/25	2,075	2,308
[3]	Ally Financial Inc.	8.000%	11/1/31	26,625	37,009
	Ally Financial Inc.	8.000%	11/1/31	1,500	2,031
	American Equity Investment Life Holding Co.	5.000%	6/15/27	4,550	5,051
	American Express Co.	3.700%	11/5/21	7,229	7,352
	American Express Co.	2.500%	8/1/22	7,800	8,010
	American Express Co.	2.650%	12/2/22	12,750	13,224
	American Express Co.	3.400%	2/27/23	26,198	27,576
	American Express Co.	3.700%	8/3/23	13,100	14,011
	American Express Co.	3.400%	2/22/24	10,000	10,753
	American Express Co.	2.500%	7/30/24	8,300	8,754
	American Express Co.	3.000%	10/30/24	37,849	40,542
	American Express Co.	3.625%	12/5/24	19,560	21,274
	American Express Co.	4.200%	11/6/25	11,265	12,720
	American Express Co.	3.125%	5/20/26	2,748	2,956
	American Express Co.	4.050%	12/3/42	10,323	11,505
[3]	American Express Credit Corp.	2.700%	3/3/22	26,325	26,856
[3]	American Express Credit Corp.	3.300%	5/3/27	4,975	5,438
	American Financial Group Inc.	3.500%	8/15/26	2,825	3,062
	American Financial Group Inc.	5.250%	4/2/30	4,396	5,239
	American Financial Group Inc.	4.500%	6/15/47	5,830	6,512
	American International Group Inc.	4.125%	2/15/24	2,605	2,843
	American International Group Inc.	2.500%	6/30/25	31,682	33,014

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	3.750%	7/10/25	11,480	12,534
	American International Group Inc.	3.900%	4/1/26	10,473	11,526
	American International Group Inc.	4.200%	4/1/28	8,525	9,508
	American International Group Inc.	4.250%	3/15/29	8,700	9,761
	American International Group Inc.	3.400%	6/30/30	22,000	23,337
	American International Group Inc.	3.875%	1/15/35	13,601	14,816
	American International Group Inc.	4.700%	7/10/35	3,860	4,516
	American International Group Inc.	6.250%	5/1/36	12,905	17,333
	American International Group Inc.	4.500%	7/16/44	18,865	21,466
	American International Group Inc.	4.800%	7/10/45	15,577	18,531
	American International Group Inc.	4.750%	4/1/48	2,629	3,145
[3]	American International Group Inc.	5.750%	4/1/48	7,950	8,844
	American International Group Inc.	4.375%	6/30/50	3,645	4,178
	American International Group Inc.	4.375%	1/15/55	12,345	13,651
[3]	American International Group Inc.	8.175%	5/15/58	2,975	4,079
	Ameriprise Financial Inc.	4.000%	10/15/23	12,169	13,223
	Ameriprise Financial Inc.	3.700%	10/15/24	4,500	4,934
	Ameriprise Financial Inc.	3.000%	4/2/25	600	638
	Ameriprise Financial Inc.	2.875%	9/15/26	4,800	5,119
[3]	Aon Corp.	8.205%	1/1/27	3,000	3,923
	Aon Corp.	4.500%	12/15/28	8,500	9,731
	Aon Corp.	3.750%	5/2/29	1,280	1,405
	Aon Corp.	2.800%	5/15/30	16,672	17,028
	Aon Corp.	6.250%	9/30/40	4,650	6,336
	Aon plc	4.000%	11/27/23	2,675	2,889
	Aon plc	3.500%	6/14/24	10,100	10,870
	Aon plc	3.875%	12/15/25	5,774	6,379
	Aon plc	4.600%	6/14/44	6,455	7,633
	Aon plc	4.750%	5/15/45	6,100	7,383
	Arch Capital Finance LLC	4.011%	12/15/26	4,725	5,326
	Arch Capital Finance LLC	5.031%	12/15/46	4,725	5,751
	Arch Capital Group Ltd.	7.350%	5/1/34	1,100	1,562
	Arch Capital Group Ltd.	3.635%	6/30/50	8,110	8,081
	Arch Capital Group US Inc.	5.144%	11/1/43	8,337	10,194
	Ares Capital Corp.	3.500%	2/10/23	21,245	22,150
	Ares Capital Corp.	4.200%	6/10/24	6,610	7,131
	Ares Capital Corp.	4.250%	3/1/25	1,554	1,667
	Ares Capital Corp.	3.250%	7/15/25	13,468	13,889
	Ares Capital Corp.	3.875%	1/15/26	5,300	5,583
	Ares Capital Corp.	2.150%	7/15/26	6,000	5,828
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	11,780	12,839
	Associated Banc-Corp	4.250%	1/15/25	500	543
[3]	Associated Bank NA	3.500%	8/13/21	3,100	3,127
	Assurant Inc.	4.000%	3/15/23	6,975	7,423
	Assurant Inc.	4.200%	9/27/23	1,500	1,620
	Assurant Inc.	4.900%	3/27/28	1,600	1,822
	Assurant Inc.	3.700%	2/22/30	1,300	1,382
	Assurant Inc.	6.750%	2/15/34	917	1,138
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	4,450	4,997
	Athene Holding Ltd.	4.125%	1/12/28	8,525	9,247
	Athene Holding Ltd.	6.150%	4/3/30	15,225	18,545
	Athene Holding Ltd.	3.500%	1/15/31	10,000	10,265
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	5,900	5,988
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	4,150	4,259
[3]	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	16,850	17,476

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	1,197	1,327
	AXA SA	8.600%	12/15/30	9,320	14,248
	AXIS Specialty Finance LLC	3.900%	7/15/29	2,600	2,786
[3]	AXIS Specialty Finance LLC	4.900%	1/15/40	2,930	3,009
	AXIS Specialty Finance plc	4.000%	12/6/27	10,000	11,137
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	3,000	2,957
	Banco Santander SA	3.500%	4/11/22	400	412
	Banco Santander SA	3.125%	2/23/23	10,000	10,457
	Banco Santander SA	3.848%	4/12/23	14,850	15,768
	Banco Santander SA	2.706%	6/27/24	4,393	4,627
	Banco Santander SA	2.746%	5/28/25	5,000	5,217
	Banco Santander SA	5.179%	11/19/25	12,510	14,186
	Banco Santander SA	1.849%	3/25/26	26,116	25,992
	Banco Santander SA	4.250%	4/11/27	18,975	21,113
	Banco Santander SA	3.800%	2/23/28	12,800	13,797
	Banco Santander SA	4.379%	4/12/28	7,800	8,672
	Banco Santander SA	3.490%	5/28/30	6,000	6,285
	Banco Santander SA	2.749%	12/3/30	15,000	14,255
	Banco Santander SA	2.958%	3/25/31	15,400	15,259
	Bancolombia SA	3.000%	1/29/25	2,700	2,751
[3]	Bank of America Corp.	2.503%	10/21/22	41,925	42,395
[3]	Bank of America Corp.	3.300%	1/11/23	48,650	51,118
[3]	Bank of America Corp.	2.816%	7/21/23	32,850	33,834
	Bank of America Corp.	4.100%	7/24/23	22,253	23,991
[3]	Bank of America Corp.	3.004%	12/20/23	65,681	68,299
[3]	Bank of America Corp.	4.125%	1/22/24	2,000	2,187
[3]	Bank of America Corp.	3.550%	3/5/24	63,855	67,348
[3]	Bank of America Corp.	4.000%	4/1/24	2,000	2,187
[3]	Bank of America Corp.	3.864%	7/23/24	23,445	25,030
[3]	Bank of America Corp.	4.200%	8/26/24	45,489	50,016
[3]	Bank of America Corp.	0.810%	10/24/24	50,901	50,884
[3]	Bank of America Corp.	4.000%	1/22/25	50,180	54,941
[3]	Bank of America Corp.	3.458%	3/15/25	20,250	21,749
[3]	Bank of America Corp.	3.950%	4/21/25	12,350	13,541
[3]	Bank of America Corp.	3.875%	8/1/25	21,623	23,855
[3]	Bank of America Corp.	3.093%	10/1/25	30,925	32,941
[3]	Bank of America Corp.	2.456%	10/22/25	11,675	12,242
[3]	Bank of America Corp.	3.366%	1/23/26	37,994	40,821
[3]	Bank of America Corp.	2.015%	2/13/26	2,355	2,406
[3]	Bank of America Corp.	4.450%	3/3/26	22,051	24,703
[3]	Bank of America Corp.	3.500%	4/19/26	28,565	31,327
[3]	Bank of America Corp.	1.319%	6/19/26	17,500	17,439
[3]	Bank of America Corp.	4.250%	10/22/26	14,515	16,246
[3]	Bank of America Corp.	1.197%	10/24/26	15,000	14,771
[3]	Bank of America Corp.	3.559%	4/23/27	49,330	53,522
[3]	Bank of America Corp.	3.248%	10/21/27	43,700	46,897
[3]	Bank of America Corp.	4.183%	11/25/27	5,000	5,550
[3]	Bank of America Corp.	3.824%	1/20/28	22,992	25,204
[3]	Bank of America Corp.	3.705%	4/24/28	25,875	28,292
[3]	Bank of America Corp.	3.593%	7/21/28	45,625	49,574
[3]	Bank of America Corp.	3.419%	12/20/28	82,985	88,905
[3]	Bank of America Corp.	3.970%	3/5/29	10,000	10,983
[3]	Bank of America Corp.	4.271%	7/23/29	30,000	33,792
[3]	Bank of America Corp.	3.974%	2/7/30	10,000	11,033
[3]	Bank of America Corp.	3.194%	7/23/30	2,865	3,005
[3]	Bank of America Corp.	2.884%	10/22/30	38,825	39,966
[3]	Bank of America Corp.	2.496%	2/13/31	40,955	40,441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bank of America Corp.	2.592%	4/29/31	63,048	62,849
[3]	Bank of America Corp.	1.898%	7/23/31	18,000	16,864
[3]	Bank of America Corp.	1.922%	10/24/31	45,000	42,399
[3]	Bank of America Corp.	2.651%	3/11/32	12,900	12,926
	Bank of America Corp.	6.110%	1/29/37	21,337	27,948
[3]	Bank of America Corp.	4.244%	4/24/38	19,571	22,295
	Bank of America Corp.	7.750%	5/14/38	19,790	30,048
[3]	Bank of America Corp.	4.078%	4/23/40	22,905	25,260
[3]	Bank of America Corp.	2.676%	6/19/41	33,200	31,055
[3]	Bank of America Corp.	5.875%	2/7/42	13,775	18,691
[3]	Bank of America Corp.	5.000%	1/21/44	23,437	28,727
[3]	Bank of America Corp.	4.875%	4/1/44	11,687	14,172
[3]	Bank of America Corp.	4.750%	4/21/45	4,425	5,256
[3]	Bank of America Corp.	4.443%	1/20/48	25,398	29,674
[3]	Bank of America Corp.	3.946%	1/23/49	10,575	11,591
[3]	Bank of America Corp.	4.330%	3/15/50	2,600	2,999
[3]	Bank of America Corp.	4.083%	3/20/51	94,135	104,678
[3]	Bank of America Corp.	2.831%	10/24/51	1,775	1,637
[3]	Bank of America Corp.	3.483%	3/13/52	10,650	10,823
[3]	Bank of America NA	6.000%	10/15/36	7,400	10,141
[3]	Bank of Montreal	3.100%	4/13/21	17,000	17,011
[3]	Bank of Montreal	1.900%	8/27/21	17,600	17,715
[3]	Bank of Montreal	2.900%	3/26/22	27,150	27,844
[3]	Bank of Montreal	2.350%	9/11/22	1,503	1,549
[3]	Bank of Montreal	2.550%	11/6/22	928	958
	Bank of Montreal	0.450%	12/8/23	9,050	9,000
[3]	Bank of Montreal	3.300%	2/5/24	8,220	8,812
[3]	Bank of Montreal	2.500%	6/28/24	8,700	9,173
[3]	Bank of Montreal	1.850%	5/1/25	24,110	24,673
[3]	Bank of Montreal	4.338%	10/5/28	3,850	4,168
[3]	Bank of Montreal	3.803%	12/15/32	18,390	20,183
[3]	Bank of New York Mellon Corp.	2.600%	2/7/22	9,150	9,310
[3]	Bank of New York Mellon Corp.	1.850%	1/27/23	21,000	21,603
[3]	Bank of New York Mellon Corp.	2.950%	1/29/23	40,570	42,373
[3]	Bank of New York Mellon Corp.	3.500%	4/28/23	4,500	4,787
[3]	Bank of New York Mellon Corp.	2.661%	5/16/23	15,938	16,318
[3]	Bank of New York Mellon Corp.	3.450%	8/11/23	8,000	8,554
[3]	Bank of New York Mellon Corp.	2.200%	8/16/23	8,000	8,316
[3]	Bank of New York Mellon Corp.	3.650%	2/4/24	5,100	5,533
	Bank of New York Mellon Corp.	3.400%	5/15/24	2,875	3,111
[3]	Bank of New York Mellon Corp.	3.250%	9/11/24	12,422	13,482
[3]	Bank of New York Mellon Corp.	2.100%	10/24/24	2,000	2,106
[3]	Bank of New York Mellon Corp.	3.000%	2/24/25	4,702	5,032
[3]	Bank of New York Mellon Corp.	1.600%	4/24/25	3,584	3,645
[3]	Bank of New York Mellon Corp.	3.950%	11/18/25	422	472
[3]	Bank of New York Mellon Corp.	2.800%	5/4/26	3,075	3,285
[3]	Bank of New York Mellon Corp.	2.450%	8/17/26	4,500	4,730
[3]	Bank of New York Mellon Corp.	3.250%	5/16/27	12,900	14,031
[3]	Bank of New York Mellon Corp.	3.400%	1/29/28	6,200	6,774
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	6,975	7,645
[3]	Bank of New York Mellon Corp.	3.000%	10/30/28	3,700	3,918
[3]	Bank of New York Mellon Corp.	1.650%	1/28/31	3,113	2,963
	Bank of Nova Scotia	1.875%	4/26/21	5,225	5,230
	Bank of Nova Scotia	2.000%	11/15/22	3,750	3,852
	Bank of Nova Scotia	2.375%	1/18/23	17,350	17,946
	Bank of Nova Scotia	1.950%	2/1/23	23,841	24,493
	Bank of Nova Scotia	1.625%	5/1/23	2,000	2,042
	Bank of Nova Scotia	2.200%	2/3/25	28,180	29,285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Nova Scotia	1.300%	6/11/25	26,000	26,011
	Bank of Nova Scotia	4.500%	12/16/25	19,100	21,606
	Bank of Nova Scotia	2.700%	8/3/26	24,496	25,856
	Bank One Michigan	8.250%	11/1/24	6,000	7,420
	BankUnited Inc.	4.875%	11/17/25	1,284	1,449
	Barclays plc	3.200%	8/10/21	3,500	3,534
	Barclays plc	3.684%	1/10/23	18,925	19,366
[3]	Barclays plc	4.610%	2/15/23	26,484	27,322
[3]	Barclays plc	4.338%	5/16/24	14,800	15,844
	Barclays plc	1.007%	12/10/24	16,400	16,360
	Barclays plc	3.650%	3/16/25	15,176	16,312
[3]	Barclays plc	3.932%	5/7/25	47,460	51,096
	Barclays plc	4.375%	1/12/26	17,200	19,100
[3]	Barclays plc	2.852%	5/7/26	15,950	16,615
	Barclays plc	5.200%	5/12/26	19,105	21,587
	Barclays plc	4.337%	1/10/28	13,206	14,590
	Barclays plc	4.836%	5/9/28	26,410	29,454
[3]	Barclays plc	4.972%	5/16/29	14,400	16,525
[3]	Barclays plc	5.088%	6/20/30	10,530	11,893
	Barclays plc	2.645%	6/24/31	24,800	24,428
	Barclays plc	2.667%	3/10/32	14,250	13,827
	Barclays plc	3.564%	9/23/35	5,000	4,992
	Barclays plc	3.811%	3/10/42	7,600	7,378
	Barclays plc	5.250%	8/17/45	9,000	11,191
	Barclays plc	4.950%	1/10/47	8,800	10,585
[3]	BBVA USA	2.875%	6/29/22	14,100	14,501
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	4,025	4,152
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	2,000	1,946
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	5,000	4,644
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	580	788
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	3,575	4,256
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	11,979	13,910
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	25,450	29,326
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	19,555	22,585
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	20,000	18,336
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	10,000	8,582
	Berkshire Hathaway Inc.	3.750%	8/15/21	2,260	2,290
	Berkshire Hathaway Inc.	2.750%	3/15/23	17,279	18,043
	Berkshire Hathaway Inc.	3.125%	3/15/26	46,185	50,167
	Berkshire Hathaway Inc.	4.500%	2/11/43	6,765	8,170
	BGC Partners Inc.	3.750%	10/1/24	3,376	3,538
	BGC Partners Inc.	4.375%	12/15/25	7,500	7,964
	BlackRock Inc.	3.500%	3/18/24	7,650	8,354
	BlackRock Inc.	3.200%	3/15/27	6,000	6,569
	BlackRock Inc.	3.250%	4/30/29	3,000	3,245
	BlackRock Inc.	2.400%	4/30/30	11,000	11,101
	BlackRock Inc.	1.900%	1/28/31	13,575	13,105
[3,7]	Blackstone Secured Lending Fund	3.625%	1/15/26	5,000	5,171
[3]	BNP Paribas SA	3.250%	3/3/23	4,625	4,869
[3,7]	BNP Paribas SA	3.800%	1/10/24	500	538
[3]	BNP Paribas SA	4.250%	10/15/24	1,330	1,469
[3,7]	BNP Paribas SA	3.052%	1/13/31	7,955	8,160
[3]	BPCE SA	2.750%	12/2/21	13,750	13,974
[3,7]	BPCE SA	3.000%	5/22/22	5,700	5,865
	BPCE SA	4.000%	4/15/24	10,980	12,017
[3]	BPCE SA	3.375%	12/2/26	4,000	4,358
[3,7]	BPCE SA	3.250%	1/11/28	275	290
	Brighthouse Financial Inc.	3.700%	6/22/27	5,793	6,129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brighthouse Financial Inc.	5.625%	5/15/30	5,000	5,835
	Brighthouse Financial Inc.	4.700%	6/22/47	11,457	11,646
	Brookfield Asset Management Inc.	4.000%	1/15/25	4,796	5,247
	Brookfield Finance Inc.	4.000%	4/1/24	9,920	10,760
	Brookfield Finance Inc.	4.250%	6/2/26	1,015	1,140
	Brookfield Finance Inc.	3.900%	1/25/28	10,500	11,521
	Brookfield Finance Inc.	4.850%	3/29/29	8,625	9,957
	Brookfield Finance Inc.	4.350%	4/15/30	920	1,033
	Brookfield Finance Inc.	4.700%	9/20/47	8,175	9,319
	Brookfield Finance Inc.	3.500%	3/30/51	1,000	953
	Brookfield Finance LLC	3.450%	4/15/50	12,950	12,326
	Brown & Brown Inc.	4.200%	9/15/24	3,555	3,912
	Brown & Brown Inc.	4.500%	3/15/29	6,575	7,377
	Brown & Brown Inc.	2.375%	3/15/31	7,603	7,297
[3,7]	Business Development Corp. of America	3.250%	3/30/26	3,000	2,980
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	16,025	16,442
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	20,750	20,868
[3]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	10,401	11,167
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	7,000	6,946
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	10,625	11,308
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	5,445	5,643
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	2,500	2,458
	Capital One Bank USA NA	3.375%	2/15/23	15,110	15,864
	Capital One Financial Corp.	3.050%	3/9/22	7,350	7,516
	Capital One Financial Corp.	3.200%	1/30/23	22,000	23,042
	Capital One Financial Corp.	2.600%	5/11/23	5,000	5,199
	Capital One Financial Corp.	3.500%	6/15/23	1,378	1,466
	Capital One Financial Corp.	3.900%	1/29/24	4,000	4,326
	Capital One Financial Corp.	3.750%	4/24/24	8,070	8,711
	Capital One Financial Corp.	3.300%	10/30/24	29,194	31,385
	Capital One Financial Corp.	3.200%	2/5/25	7,000	7,457
	Capital One Financial Corp.	4.250%	4/30/25	1,530	1,689
	Capital One Financial Corp.	4.200%	10/29/25	8,037	8,895
	Capital One Financial Corp.	3.750%	7/28/26	12,700	13,765
	Capital One Financial Corp.	3.750%	3/9/27	21,750	23,815
	Capital One Financial Corp.	3.650%	5/11/27	18,040	19,707
	Capital One Financial Corp.	3.800%	1/31/28	20,375	22,368
	Cboe Global Markets Inc.	3.650%	1/12/27	4,910	5,391
	Cboe Global Markets Inc.	1.625%	12/15/30	5,830	5,420
	CBRE Services Inc.	4.875%	3/1/26	8,208	9,419
	CBRE Services Inc.	2.500%	4/1/31	5,000	4,868
	Charles Schwab Corp.	3.225%	9/1/22	4,464	4,645
	Charles Schwab Corp.	2.650%	1/25/23	7,225	7,511
	Charles Schwab Corp.	3.550%	2/1/24	10,180	10,974
	Charles Schwab Corp.	4.200%	3/24/25	5,000	5,585
	Charles Schwab Corp.	3.850%	5/21/25	2,000	2,206
	Charles Schwab Corp.	3.450%	2/13/26	3,225	3,523
	Charles Schwab Corp.	0.900%	3/11/26	16,475	16,246
	Charles Schwab Corp.	3.200%	3/2/27	3,500	3,799
	Charles Schwab Corp.	3.200%	1/25/28	5,350	5,789
	Charles Schwab Corp.	4.000%	2/1/29	5,550	6,252
	Charles Schwab Corp.	3.250%	5/22/29	5,990	6,428
	Charles Schwab Corp.	4.625%	3/22/30	1,030	1,221
	Charles Schwab Corp.	1.650%	3/11/31	7,200	6,739
	Chubb Corp.	6.000%	5/11/37	4,200	5,825
[3]	Chubb Corp.	6.500%	5/15/38	7,955	11,525
	Chubb INA Holdings Inc.	2.875%	11/3/22	21,344	22,057

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chubb INA Holdings Inc.	2.700%	3/13/23	5,060	5,272
	Chubb INA Holdings Inc.	3.350%	5/15/24	7,900	8,500
	Chubb INA Holdings Inc.	3.150%	3/15/25	7,654	8,228
	Chubb INA Holdings Inc.	3.350%	5/3/26	12,270	13,352
	Chubb INA Holdings Inc.	1.375%	9/15/30	14,400	13,152
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,810	2,595
	Chubb INA Holdings Inc.	4.150%	3/13/43	6,100	6,969
	Chubb INA Holdings Inc.	4.350%	11/3/45	19,327	22,784
	CI Financial Corp.	3.200%	12/17/30	7,000	6,946
[3]	Cincinnati Financial Corp.	6.920%	5/15/28	6,363	8,109
	Citigroup Inc.	2.350%	8/2/21	7,850	7,909
	Citigroup Inc.	2.900%	12/8/21	34,850	35,416
	Citigroup Inc.	2.750%	4/25/22	21,100	21,575
	Citigroup Inc.	4.050%	7/30/22	9,500	9,927
	Citigroup Inc.	2.700%	10/27/22	5,000	5,156
[3]	Citigroup Inc.	2.312%	11/4/22	8,025	8,105
	Citigroup Inc.	3.375%	3/1/23	1,925	2,025
	Citigroup Inc.	3.500%	5/15/23	22,865	24,205
[3]	Citigroup Inc.	2.876%	7/24/23	7,650	7,880
	Citigroup Inc.	3.875%	10/25/23	41,844	45,354
[3]	Citigroup Inc.	1.678%	5/15/24	5,750	5,850
[3]	Citigroup Inc.	4.044%	6/1/24	4,900	5,246
	Citigroup Inc.	3.750%	6/16/24	2,400	2,617
	Citigroup Inc.	4.000%	8/5/24	5,525	6,029
	Citigroup Inc.	0.776%	10/30/24	17,000	16,959
	Citigroup Inc.	3.875%	3/26/25	20,019	21,682
[3]	Citigroup Inc.	3.352%	4/24/25	2,000	2,140
	Citigroup Inc.	3.300%	4/27/25	1,950	2,097
	Citigroup Inc.	4.400%	6/10/25	49,525	54,932
	Citigroup Inc.	5.500%	9/13/25	4,400	5,100
	Citigroup Inc.	3.700%	1/12/26	13,478	14,770
	Citigroup Inc.	4.600%	3/9/26	37,650	42,375
[3]	Citigroup Inc.	3.106%	4/8/26	47,000	50,043
	Citigroup Inc.	3.400%	5/1/26	10,250	11,131
	Citigroup Inc.	3.200%	10/21/26	31,250	33,532
	Citigroup Inc.	4.300%	11/20/26	32,850	36,556
	Citigroup Inc.	1.122%	1/28/27	18,425	17,966
	Citigroup Inc.	4.450%	9/29/27	30,500	34,286
[3]	Citigroup Inc.	3.887%	1/10/28	35,125	38,573
	Citigroup Inc.	6.625%	1/15/28	25	31
[3]	Citigroup Inc.	3.668%	7/24/28	48,950	53,551
	Citigroup Inc.	4.125%	7/25/28	600	664
[3]	Citigroup Inc.	3.520%	10/27/28	30,050	32,503
[3]	Citigroup Inc.	3.980%	3/20/30	8,075	8,904
[3]	Citigroup Inc.	2.976%	11/5/30	38,100	39,368
[3]	Citigroup Inc.	2.666%	1/29/31	3,680	3,696
[3]	Citigroup Inc.	4.412%	3/31/31	78,600	88,996
[3]	Citigroup Inc.	2.572%	6/3/31	5,000	4,984
	Citigroup Inc.	6.625%	6/15/32	3,535	4,647
	Citigroup Inc.	5.875%	2/22/33	3,000	3,788
	Citigroup Inc.	6.000%	10/31/33	5,485	7,006
	Citigroup Inc.	6.125%	8/25/36	10,318	13,417
[3]	Citigroup Inc.	3.878%	1/24/39	13,125	14,211
	Citigroup Inc.	8.125%	7/15/39	14,836	24,441
[3]	Citigroup Inc.	5.316%	3/26/41	41,050	52,863
	Citigroup Inc.	5.875%	1/30/42	13,339	18,097
	Citigroup Inc.	6.675%	9/13/43	1,780	2,585
	Citigroup Inc.	4.950%	11/7/43	8,250	9,335

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	5.300%	5/6/44	8,700	10,959
	Citigroup Inc.	4.650%	7/30/45	8,275	9,914
	Citigroup Inc.	4.750%	5/18/46	4,658	5,505
[3]	Citigroup Inc.	4.281%	4/24/48	2,125	2,481
	Citigroup Inc.	4.650%	7/23/48	24,245	29,754
[3]	Citizens Bank NA	3.250%	2/14/22	12,000	12,270
[3]	Citizens Bank NA	2.650%	5/26/22	5,600	5,726
[3]	Citizens Bank NA	3.700%	3/29/23	9,000	9,528
[3]	Citizens Bank NA	3.750%	2/18/26	11,241	12,362
	Citizens Financial Group Inc.	2.850%	7/27/26	950	1,006
	Citizens Financial Group Inc.	2.500%	2/6/30	11,045	10,974
	Citizens Financial Group Inc.	3.250%	4/30/30	7,000	7,417
[3,7]	Citizens Financial Group Inc.	4.300%	2/11/31	2,000	2,163
[3,7]	Citizens Financial Group Inc.	2.638%	9/30/32	6,700	6,411
	CME Group Inc.	3.000%	9/15/22	20,055	20,798
	CME Group Inc.	3.750%	6/15/28	2,671	2,960
	CME Group Inc.	5.300%	9/15/43	7,140	9,761
	CME Group Inc.	4.150%	6/15/48	9,762	11,698
	CNA Financial Corp.	3.950%	5/15/24	7,955	8,648
	CNA Financial Corp.	4.500%	3/1/26	2,650	3,000
	CNA Financial Corp.	3.450%	8/15/27	5,000	5,438
	CNA Financial Corp.	3.900%	5/1/29	11,450	12,634
	CNA Financial Corp.	2.050%	8/15/30	7,445	7,040
	CNO Financial Group Inc.	5.250%	5/30/25	2,000	2,270
	CNO Financial Group Inc.	5.250%	5/30/29	4,500	5,198
[3]	Comerica Bank	4.000%	7/27/25	3,332	3,690
	Comerica Inc.	3.700%	7/31/23	19,887	21,286
	Comerica Inc.	3.800%	7/22/26	850	935
	Comerica Inc.	4.000%	2/1/29	300	334
[3,7]	Commonwealth Bank of Australia	2.750%	3/10/22	2,600	2,661
[3,7]	Commonwealth Bank of Australia	2.625%	9/6/26	500	531
	Cooperatieve Rabobank UA	3.875%	2/8/22	19,821	20,425
	Cooperatieve Rabobank UA	3.950%	11/9/22	43,693	46,007
	Cooperatieve Rabobank UA	2.750%	1/10/23	550	573
	Cooperatieve Rabobank UA	4.625%	12/1/23	18,410	20,158
	Cooperatieve Rabobank UA	0.375%	1/12/24	26,450	26,359
[3]	Cooperatieve Rabobank UA	3.375%	5/21/25	12,076	13,143
	Cooperatieve Rabobank UA	4.375%	8/4/25	9,175	10,158
[3]	Cooperatieve Rabobank UA	3.750%	7/21/26	11,935	12,997
[3]	Cooperatieve Rabobank UA	5.250%	5/24/41	663	858
	Cooperatieve Rabobank UA	5.750%	12/1/43	13,315	17,835
	Cooperatieve Rabobank UA	5.250%	8/4/45	29,173	37,515
	Credit Suisse AG	3.000%	10/29/21	12,050	12,215
	Credit Suisse AG	2.100%	11/12/21	6,900	6,960
	Credit Suisse AG	1.000%	5/5/23	42,944	43,154
	Credit Suisse AG	0.495%	2/2/24	2,500	2,468
[3]	Credit Suisse AG	3.625%	9/9/24	7,847	8,485
	Credit Suisse AG	2.950%	4/9/25	2,072	2,185
[3,7]	Credit Suisse Group AG	3.574%	1/9/23	26,470	27,062
	Credit Suisse Group AG	3.800%	6/9/23	21,815	23,110
	Credit Suisse Group AG	3.750%	3/26/25	32,302	34,738
	Credit Suisse Group AG	4.550%	4/17/26	27,406	30,667
[3,7]	Credit Suisse Group AG	4.282%	1/9/28	5,700	6,255
[3,7]	Credit Suisse Group AG	4.194%	4/1/31	23,143	25,011
	Credit Suisse Group AG	4.875%	5/15/45	13,580	16,042
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	1,450	1,513
	Credit Suisse USA Inc.	7.125%	7/15/32	4,791	6,723

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Deutsche Bank AG	4.250%	10/14/21	20,575	20,959
[3]	Deutsche Bank AG	5.000%	2/14/22	3,425	3,546
[3]	Deutsche Bank AG	3.300%	11/16/22	5,900	6,136
	Deutsche Bank AG	3.950%	2/27/23	17,000	17,927
[3]	Deutsche Bank AG	3.700%	5/30/24	4,700	5,023
[3]	Deutsche Bank AG	2.222%	9/18/24	9,295	9,533
[5]	Deutsche Bank AG	1.447%	4/1/25	3,550	3,550
[3]	Deutsche Bank AG	3.961%	11/26/25	15,000	16,233
[3]	Deutsche Bank AG	4.100%	1/13/26	7,825	8,556
	Deutsche Bank AG	2.129%	11/24/26	10,500	10,487
[3]	Deutsche Bank AG	3.547%	9/18/31	6,000	6,186
[3]	Discover Bank	3.200%	8/9/21	1,400	1,410
[3]	Discover Bank	3.350%	2/6/23	9,300	9,729
[3]	Discover Bank	4.200%	8/8/23	9,475	10,227
	Discover Bank	2.450%	9/12/24	11,400	11,926
[3]	Discover Bank	4.250%	3/13/26	6,203	6,939
[3]	Discover Bank	3.450%	7/27/26	21,250	22,924
[3]	Discover Bank	4.682%	8/9/28	3,190	3,389
[3]	Discover Bank	2.700%	2/6/30	8,000	8,066
	Discover Financial Services	5.200%	4/27/22	1,050	1,101
	Discover Financial Services	3.850%	11/21/22	5,630	5,914
	Discover Financial Services	3.950%	11/6/24	15,810	17,231
	Discover Financial Services	3.750%	3/4/25	12,486	13,523
	Discover Financial Services	4.500%	1/30/26	18,350	20,701
	Discover Financial Services	4.100%	2/9/27	15,300	16,947
	E*TRADE Financial Corp.	2.950%	8/24/22	4,262	4,402
	E*TRADE Financial Corp.	3.800%	8/24/27	5,250	5,814
	E*TRADE Financial Corp.	4.500%	6/20/28	3,630	4,114
	Eaton Vance Corp.	3.625%	6/15/23	2,875	3,064
	Eaton Vance Corp.	3.500%	4/6/27	2,600	2,826
	Enstar Group Ltd.	4.950%	6/1/29	7,960	8,833
	Equitable Holdings Inc.	3.900%	4/20/23	1,559	1,657
	Equitable Holdings Inc.	7.000%	4/1/28	1,860	2,367
	Equitable Holdings Inc.	4.350%	4/20/28	21,650	24,133
	Equitable Holdings Inc.	5.000%	4/20/48	20,180	24,437
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,225	3,867
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	9,000	8,783
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	6,000	6,611
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	5,000	5,453
[3,7]	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	5,000	4,958
	Fidelity National Financial Inc.	3.400%	6/15/30	4,311	4,497
	Fidelity National Financial Inc.	2.450%	3/15/31	7,000	6,765
	Fifth Third Bancorp	3.500%	3/15/22	7,725	7,937
	Fifth Third Bancorp	4.300%	1/16/24	7,050	7,699
	Fifth Third Bancorp	3.650%	1/25/24	13,138	14,155
	Fifth Third Bancorp	2.375%	1/28/25	3,825	3,976
	Fifth Third Bancorp	2.550%	5/5/27	2,208	2,290
	Fifth Third Bancorp	3.950%	3/14/28	9,400	10,620
	Fifth Third Bancorp	8.250%	3/1/38	13,138	21,238
[3]	Fifth Third Bank NA	1.800%	1/30/23	5,285	5,417
[3]	Fifth Third Bank NA	3.950%	7/28/25	14,197	15,799
[3]	Fifth Third Bank NA	3.850%	3/15/26	22,432	24,637
[3]	Fifth Third Bank NA	2.250%	2/1/27	3,400	3,514
	First American Financial Corp.	4.600%	11/15/24	4,650	5,174
	First American Financial Corp.	4.000%	5/15/30	3,130	3,381
	First Horizon Corp.	4.000%	5/26/25	3,000	3,293
[3]	First Republic Bank	2.500%	6/6/22	9,800	10,016
[3]	First Republic Bank	1.912%	2/12/24	3,000	3,070

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	First Republic Bank	4.375%	8/1/46	1,725	1,970
[3]	First Republic Bank	4.625%	2/13/47	2,675	3,167
	FirstMerit Bank NA	4.270%	11/25/26	2,150	2,408
	Franklin Resources Inc.	2.800%	9/15/22	6,875	7,114
	Franklin Resources Inc.	2.850%	3/30/25	3,000	3,181
	Franklin Resources Inc.	1.600%	10/30/30	6,000	5,545
	FS KKR Capital Corp.	4.750%	5/15/22	3,125	3,230
	FS KKR Capital Corp.	4.625%	7/15/24	4,375	4,648
	FS KKR Capital Corp.	4.125%	2/1/25	3,800	3,906
	FS KKR Capital Corp.	3.400%	1/15/26	10,767	10,678
	GATX Corp.	3.250%	3/30/25	2,300	2,461
	GATX Corp.	3.250%	9/15/26	2,800	3,008
	GATX Corp.	3.850%	3/30/27	4,000	4,410
	GATX Corp.	3.500%	3/15/28	7,000	7,541
	GATX Corp.	4.550%	11/7/28	2,585	2,964
	GATX Corp.	4.700%	4/1/29	4,000	4,603
	GATX Corp.	4.000%	6/30/30	3,315	3,663
	GATX Corp.	1.900%	6/1/31	6,000	5,525
	GATX Corp.	5.200%	3/15/44	325	397
	GATX Corp.	4.500%	3/30/45	2,175	2,392
	GATX Corp.	3.100%	6/1/51	6,000	5,426
[3,7]	GE Capital Funding LLC	3.450%	5/15/25	17,350	18,760
[3,7]	GE Capital Funding LLC	4.050%	5/15/27	6,000	6,683
[3,7]	GE Capital Funding LLC	4.400%	5/15/30	45,255	51,225
[3,7]	GE Capital Funding LLC	4.550%	5/15/32	7,130	8,183
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	3,544	3,842
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	113,139	129,517
	Global Payments Inc.	3.750%	6/1/23	5,450	5,772
	Global Payments Inc.	4.000%	6/1/23	4,595	4,919
	Global Payments Inc.	2.650%	2/15/25	19,825	20,828
	Global Payments Inc.	4.800%	4/1/26	6,500	7,404
	Global Payments Inc.	4.450%	6/1/28	9,060	10,291
	Global Payments Inc.	3.200%	8/15/29	20,743	21,755
	Global Payments Inc.	2.900%	5/15/30	8,205	8,351
	Global Payments Inc.	4.150%	8/15/49	12,635	13,685
	Globe Life Inc.	4.550%	9/15/28	3,200	3,679
	Globe Life Inc.	2.150%	8/15/30	4,450	4,268
	Goldman Sachs BDC Inc.	2.875%	1/15/26	4,801	4,852
	Goldman Sachs Capital I	6.345%	2/15/34	9,435	12,537
	Goldman Sachs Group Inc.	3.000%	4/26/22	36,220	36,265
[3]	Goldman Sachs Group Inc.	2.876%	10/31/22	46,102	46,717
	Goldman Sachs Group Inc.	3.625%	1/22/23	23,459	24,752
[3]	Goldman Sachs Group Inc.	0.481%	1/27/23	31,925	31,846
	Goldman Sachs Group Inc.	3.200%	2/23/23	20,315	21,259
[3]	Goldman Sachs Group Inc.	2.908%	6/5/23	35,139	36,054
[3]	Goldman Sachs Group Inc.	2.905%	7/24/23	23,844	24,542
[3]	Goldman Sachs Group Inc.	0.627%	11/17/23	9,250	9,241
	Goldman Sachs Group Inc.	3.625%	2/20/24	33,000	35,512
	Goldman Sachs Group Inc.	4.000%	3/3/24	29,950	32,654
	Goldman Sachs Group Inc.	0.673%	3/8/24	15,000	14,983
[3]	Goldman Sachs Group Inc.	3.850%	7/8/24	7,878	8,544
	Goldman Sachs Group Inc.	3.500%	1/23/25	19,600	21,145
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,330	1,439
	Goldman Sachs Group Inc.	3.750%	5/22/25	9,456	10,301
	Goldman Sachs Group Inc.	4.250%	10/21/25	4,388	4,892
	Goldman Sachs Group Inc.	3.750%	2/25/26	41,600	45,608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	3.500%	11/16/26	53,115	57,571
[3]	Goldman Sachs Group Inc.	1.093%	12/9/26	20,000	19,556
	Goldman Sachs Group Inc.	5.950%	1/15/27	3,845	4,643
	Goldman Sachs Group Inc.	3.850%	1/26/27	41,026	44,973
	Goldman Sachs Group Inc.	1.431%	3/9/27	9,250	9,176
[3]	Goldman Sachs Group Inc.	3.691%	6/5/28	34,575	37,732
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	31,494	34,415
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	53,375	59,524
	Goldman Sachs Group Inc.	2.600%	2/7/30	4,000	4,049
	Goldman Sachs Group Inc.	3.800%	3/15/30	37,960	41,836
	Goldman Sachs Group Inc.	1.992%	1/27/32	26,275	24,865
	Goldman Sachs Group Inc.	6.450%	5/1/36	8,400	11,387
	Goldman Sachs Group Inc.	6.750%	10/1/37	44,524	62,786
[3]	Goldman Sachs Group Inc.	4.017%	10/31/38	40,082	44,651
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	31,354	36,528
	Goldman Sachs Group Inc.	6.250%	2/1/41	14,791	20,980
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	33,720	41,320
	Goldman Sachs Group Inc.	5.150%	5/22/45	24,225	30,311
	Goldman Sachs Group Inc.	4.750%	10/21/45	3,700	4,538
	Hanover Insurance Group Inc.	4.500%	4/15/26	3,120	3,521
	Hanover Insurance Group Inc.	2.500%	9/1/30	7,610	7,484
	Hartford Financial Services Group Inc.	2.800%	8/19/29	10,106	10,412
	Hartford Financial Services Group Inc.	5.950%	10/15/36	120	158
	Hartford Financial Services Group Inc.	6.100%	10/1/41	6,380	8,730
	Hartford Financial Services Group Inc.	6.625%	4/15/42	1,793	2,406
	Hartford Financial Services Group Inc.	4.300%	4/15/43	490	556
	Hartford Financial Services Group Inc.	4.400%	3/15/48	5,070	5,799
	Hartford Financial Services Group Inc.	3.600%	8/19/49	12,000	12,371
[3]	HSBC Bank USA NA	5.875%	11/1/34	500	644
[3]	HSBC Bank USA NA	7.000%	1/15/39	7,726	11,442
[3]	HSBC Holdings plc	3.262%	3/13/23	32,815	33,640
	HSBC Holdings plc	3.600%	5/25/23	15,300	16,282
[3]	HSBC Holdings plc	3.033%	11/22/23	4,000	4,164
	HSBC Holdings plc	4.250%	3/14/24	10,600	11,531
[3]	HSBC Holdings plc	3.950%	5/18/24	49,700	52,962
[3]	HSBC Holdings plc	3.803%	3/11/25	13,625	14,679
	HSBC Holdings plc	4.250%	8/18/25	7,500	8,262
[3]	HSBC Holdings plc	2.633%	11/7/25	13,475	14,064
	HSBC Holdings plc	4.300%	3/8/26	34,435	38,496
[3]	HSBC Holdings plc	1.645%	4/18/26	30,000	29,890
	HSBC Holdings plc	3.900%	5/25/26	58,300	64,289
[3]	HSBC Holdings plc	2.099%	6/4/26	28,327	28,829
[3]	HSBC Holdings plc	4.292%	9/12/26	41,045	45,408
	HSBC Holdings plc	4.375%	11/23/26	23,330	26,034
	HSBC Holdings plc	1.589%	5/24/27	25,000	24,512
[3]	HSBC Holdings plc	4.041%	3/13/28	12,700	13,879
[3]	HSBC Holdings plc	2.013%	9/22/28	31,992	31,509
[3]	HSBC Holdings plc	4.583%	6/19/29	48,192	54,058
	HSBC Holdings plc	4.950%	3/31/30	36,705	42,635
[3]	HSBC Holdings plc	3.973%	5/22/30	13,815	14,939
[3]	HSBC Holdings plc	2.848%	6/4/31	31,600	31,419
[3]	HSBC Holdings plc	2.357%	8/18/31	20,000	19,138
[3]	HSBC Holdings plc	7.625%	5/17/32	575	795
[3]	HSBC Holdings plc	7.350%	11/27/32	600	808
	HSBC Holdings plc	6.500%	5/2/36	18,965	24,866
	HSBC Holdings plc	6.500%	9/15/37	27,201	36,202
	HSBC Holdings plc	6.800%	6/1/38	5,908	8,134
	HSBC Holdings plc	6.100%	1/14/42	4,325	5,927

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	5.250%	3/14/44	28,738	35,035
	HSBC USA Inc.	3.500%	6/23/24	11,475	12,405
	Huntington Bancshares Inc.	2.625%	8/6/24	4,500	4,738
	Huntington Bancshares Inc.	4.000%	5/15/25	16,518	18,239
	Huntington Bancshares Inc.	2.550%	2/4/30	1,935	1,939
[3]	Huntington National Bank	3.125%	4/1/22	4,500	4,617
[3]	Huntington National Bank	2.500%	8/7/22	10,000	10,275
	Huntington National Bank	1.800%	2/3/23	10,675	10,925
[3]	Huntington National Bank	3.550%	10/6/23	5,700	6,127
	Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	6,250	6,457
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	9,212	10,173
	ING Groep NV	4.100%	10/2/23	21,000	22,727
	ING Groep NV	3.550%	4/9/24	7,200	7,743
	ING Groep NV	3.950%	3/29/27	10,500	11,679
[5]	ING Groep NV	1.726%	4/1/27	6,400	6,402
	ING Groep NV	4.550%	10/2/28	4,000	4,577
	ING Groep NV	4.050%	4/9/29	10,160	11,295
[5]	ING Groep NV	2.727%	4/1/32	3,000	2,982
	Intercontinental Exchange Inc.	2.350%	9/15/22	5,375	5,507
	Intercontinental Exchange Inc.	4.000%	10/15/23	9,975	10,804
	Intercontinental Exchange Inc.	3.750%	12/1/25	13,115	14,380
	Intercontinental Exchange Inc.	3.100%	9/15/27	5,100	5,526
	Intercontinental Exchange Inc.	3.750%	9/21/28	4,375	4,811
	Intercontinental Exchange Inc.	2.100%	6/15/30	15,740	15,116
	Intercontinental Exchange Inc.	1.850%	9/15/32	14,400	13,182
	Intercontinental Exchange Inc.	2.650%	9/15/40	13,000	12,018
	Intercontinental Exchange Inc.	4.250%	9/21/48	1,115	1,238
	Intercontinental Exchange Inc.	3.000%	6/15/50	19,875	18,520
	Intercontinental Exchange Inc.	3.000%	9/15/60	19,000	16,846
	International Lease Finance Corp.	5.875%	8/15/22	8,212	8,761
[3,7]	Intesa Sanpaolo SpA	4.700%	9/23/49	2,000	2,218
	Invesco Finance plc	3.125%	11/30/22	16,300	17,011
	Invesco Finance plc	4.000%	1/30/24	14,250	15,548
	Invesco Finance plc	3.750%	1/15/26	10	11
	Invesco Finance plc	5.375%	11/30/43	7,125	8,800
	Janus Capital Group Inc.	4.875%	8/1/25	2,689	3,033
	Jefferies Financial Group Inc.	5.500%	10/18/23	7,200	7,808
	Jefferies Group LLC	5.125%	1/20/23	2,400	2,589
	Jefferies Group LLC	4.850%	1/15/27	11,425	13,142
	Jefferies Group LLC	6.450%	6/8/27	1,235	1,540
	Jefferies Group LLC	4.150%	1/23/30	13,010	14,295
	Jefferies Group LLC	2.750%	10/15/32	4,000	3,934
	Jefferies Group LLC	6.250%	1/15/36	3,055	3,938
	Jefferies Group LLC	6.500%	1/20/43	4,305	5,530
	Jones Lang LaSalle Inc.	4.400%	11/15/22	1,150	1,205
	JPMorgan Chase & Co.	3.250%	9/23/22	24,350	25,354
	JPMorgan Chase & Co.	2.972%	1/15/23	18,995	19,377
	JPMorgan Chase & Co.	3.200%	1/25/23	8,799	9,235
[3]	JPMorgan Chase & Co.	3.207%	4/1/23	14,900	15,292
[3]	JPMorgan Chase & Co.	2.776%	4/25/23	15,450	15,815
	JPMorgan Chase & Co.	3.375%	5/1/23	6,000	6,352
	JPMorgan Chase & Co.	2.700%	5/18/23	15,475	16,152
	JPMorgan Chase & Co.	0.697%	3/16/24	10,395	10,435
[3]	JPMorgan Chase & Co.	3.559%	4/23/24	63,292	66,780
	JPMorgan Chase & Co.	3.625%	5/13/24	6,066	6,611
[3]	JPMorgan Chase & Co.	1.514%	6/1/24	24,450	24,943

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JPMorgan Chase & Co.	3.797%	7/23/24	34,537	36,960
	JPMorgan Chase & Co.	3.875%	9/10/24	43,814	47,985
[3]	JPMorgan Chase & Co.	4.023%	12/5/24	30,550	33,025
	JPMorgan Chase & Co.	3.125%	1/23/25	28,191	30,142
	JPMorgan Chase & Co.	0.563%	2/16/25	17,785	17,598
[3]	JPMorgan Chase & Co.	3.220%	3/1/25	30,010	32,042
	JPMorgan Chase & Co.	3.900%	7/15/25	25,341	27,904
[3]	JPMorgan Chase & Co.	2.301%	10/15/25	10,900	11,307
[3]	JPMorgan Chase & Co.	2.005%	3/13/26	30,000	30,842
	JPMorgan Chase & Co.	3.300%	4/1/26	53,000	57,523
	JPMorgan Chase & Co.	3.200%	6/15/26	30,100	32,403
	JPMorgan Chase & Co.	2.950%	10/1/26	51,625	54,919
	JPMorgan Chase & Co.	7.625%	10/15/26	875	1,139
	JPMorgan Chase & Co.	1.045%	11/19/26	30,500	29,765
	JPMorgan Chase & Co.	4.125%	12/15/26	28,750	32,178
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	6,929	7,648
	JPMorgan Chase & Co.	8.000%	4/29/27	2,500	3,379
	JPMorgan Chase & Co.	4.250%	10/1/27	11,592	13,071
	JPMorgan Chase & Co.	3.625%	12/1/27	9,750	10,591
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	39,075	43,052
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	17,490	19,067
[3]	JPMorgan Chase & Co.	2.182%	6/1/28	24,300	24,520
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	68,991	74,213
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	43,930	48,906
[3]	JPMorgan Chase & Co.	4.203%	7/23/29	27,925	31,584
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	15,000	17,166
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	6,864	7,463
[3]	JPMorgan Chase & Co.	8.750%	9/1/30	240	353
[3]	JPMorgan Chase & Co.	2.739%	10/15/30	6,000	6,088
[3]	JPMorgan Chase & Co.	4.493%	3/24/31	90,587	104,255
[3]	JPMorgan Chase & Co.	2.522%	4/22/31	22,000	21,882
[3]	JPMorgan Chase & Co.	2.956%	5/13/31	30,000	30,484
	JPMorgan Chase & Co.	1.764%	11/19/31	15,945	14,898
	JPMorgan Chase & Co.	1.953%	2/4/32	26,000	24,562
	JPMorgan Chase & Co.	6.400%	5/15/38	12,465	17,587
[3]	JPMorgan Chase & Co.	3.882%	7/24/38	37,770	41,755
	JPMorgan Chase & Co.	5.500%	10/15/40	25,084	32,903
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	31,375	31,227
	JPMorgan Chase & Co.	5.600%	7/15/41	500	665
	JPMorgan Chase & Co.	2.525%	11/19/41	14,800	13,549
	JPMorgan Chase & Co.	5.400%	1/6/42	3,575	4,724
	JPMorgan Chase & Co.	5.625%	8/16/43	26,010	34,473
	JPMorgan Chase & Co.	4.850%	2/1/44	3,500	4,380
	JPMorgan Chase & Co.	4.950%	6/1/45	14,600	18,336
[3]	JPMorgan Chase & Co.	4.260%	2/22/48	24,500	28,482
[3]	JPMorgan Chase & Co.	4.032%	7/24/48	4,000	4,493
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	55,200	60,815
[3]	JPMorgan Chase & Co.	3.897%	1/23/49	11,870	13,045
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	39,000	38,194
	Kemper Corp.	4.350%	2/15/25	1,500	1,635
	Kemper Corp.	2.400%	9/30/30	5,000	4,782
[3]	KeyBank NA	2.500%	11/22/21	11,000	11,163
[3]	KeyBank NA	3.180%	5/22/22	2,625	2,691
[3]	KeyBank NA	2.400%	6/9/22	1,550	1,588
[3]	KeyBank NA	2.300%	9/14/22	9,550	9,813
[3]	KeyBank NA	3.375%	3/7/23	4,000	4,232
[3]	KeyBank NA	0.423%	1/3/24	8,000	7,988
[3]	KeyBank NA	3.300%	6/1/25	5,283	5,748

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	KeyBank NA	3.400%	5/20/26	2,000	2,151
[3]	KeyBank NA	6.950%	2/1/28	500	623
[3]	KeyCorp	4.150%	10/29/25	6,750	7,544
[3]	KeyCorp	4.100%	4/30/28	18,000	20,311
[3]	KeyCorp	2.550%	10/1/29	6,400	6,461
	Lazard Group LLC	3.750%	2/13/25	100	108
	Lazard Group LLC	3.625%	3/1/27	5,075	5,495
	Lazard Group LLC	4.500%	9/19/28	9,350	10,555
	Legg Mason Inc.	4.750%	3/15/26	4,501	5,184
	Legg Mason Inc.	5.625%	1/15/44	4,875	6,440
	Lincoln National Corp.	4.000%	9/1/23	3,200	3,457
	Lincoln National Corp.	3.350%	3/9/25	225	244
	Lincoln National Corp.	3.625%	12/12/26	9,925	10,942
	Lincoln National Corp.	3.800%	3/1/28	9,750	10,739
	Lincoln National Corp.	3.050%	1/15/30	9,625	9,994
	Lincoln National Corp.	3.400%	1/15/31	4,217	4,479
	Lincoln National Corp.	6.300%	10/9/37	4,150	5,508
	Lincoln National Corp.	7.000%	6/15/40	1,070	1,546
	Lincoln National Corp.	4.350%	3/1/48	4,100	4,554
	Lincoln National Corp.	4.375%	6/15/50	2,267	2,548
[3]	Lloyds Banking Group plc	2.858%	3/17/23	43,585	44,461
	Lloyds Banking Group plc	4.050%	8/16/23	34,800	37,537
[3]	Lloyds Banking Group plc	2.907%	11/7/23	18,670	19,319
	Lloyds Banking Group plc	3.900%	3/12/24	28,500	30,913
	Lloyds Banking Group plc	0.695%	5/11/24	8,000	7,987
	Lloyds Banking Group plc	4.450%	5/8/25	7,067	7,898
[3]	Lloyds Banking Group plc	3.870%	7/9/25	14,000	15,239
	Lloyds Banking Group plc	4.582%	12/10/25	24,433	27,256
[3]	Lloyds Banking Group plc	2.438%	2/5/26	19,785	20,466
	Lloyds Banking Group plc	4.650%	3/24/26	25,864	28,896
	Lloyds Banking Group plc	3.750%	1/11/27	9,750	10,681
	Lloyds Banking Group plc	1.627%	5/11/27	10,000	9,876
	Lloyds Banking Group plc	4.375%	3/22/28	20,510	23,043
	Lloyds Banking Group plc	4.550%	8/16/28	4,150	4,729
[3]	Lloyds Banking Group plc	3.574%	11/7/28	21,225	22,812
	Lloyds Banking Group plc	5.300%	12/1/45	11,574	14,242
	Lloyds Banking Group plc	4.344%	1/9/48	5,525	6,032
	Loews Corp.	2.625%	5/15/23	9,675	10,057
	Loews Corp.	3.200%	5/15/30	6,500	6,844
	Loews Corp.	6.000%	2/1/35	3,025	3,993
	Loews Corp.	4.125%	5/15/43	4,315	4,645
	M&T Bank Corp.	3.550%	7/26/23	4,500	4,813
	Main Street Capital Corp.	3.000%	7/14/26	3,000	2,982
[3]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,425	7,928
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	7,000	7,664
	Manulife Financial Corp.	4.150%	3/4/26	8,850	9,914
	Manulife Financial Corp.	2.484%	5/19/27	6,000	6,224
[3]	Manulife Financial Corp.	4.061%	2/24/32	7,120	7,835
	Manulife Financial Corp.	5.375%	3/4/46	8,075	10,647
	Markel Corp.	4.900%	7/1/22	4,665	4,912
	Markel Corp.	3.500%	11/1/27	6,175	6,741
	Markel Corp.	3.350%	9/17/29	2,555	2,705
	Markel Corp.	5.000%	4/5/46	4,650	5,658
	Markel Corp.	4.300%	11/1/47	2,200	2,453
	Markel Corp.	5.000%	5/20/49	5,941	7,262
	Markel Corp.	4.150%	9/17/50	620	679
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	8,212	8,628
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	17,595	19,256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	5,600	6,031
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	4,225	4,578
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,150	5,679
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	18,967	21,714
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	15,910	15,571
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,025	5,244
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	13,400	16,454
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,225	3,757
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,350	1,543
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	16,924	21,493
	Mastercard Inc.	2.000%	11/21/21	5,230	5,280
	Mastercard Inc.	3.375%	4/1/24	13,395	14,545
	Mastercard Inc.	2.000%	3/3/25	20,794	21,625
	Mastercard Inc.	2.950%	11/21/26	7,850	8,469
	Mastercard Inc.	3.300%	3/26/27	17,500	19,194
	Mastercard Inc.	3.500%	2/26/28	3,720	4,087
	Mastercard Inc.	2.950%	6/1/29	8,575	9,192
	Mastercard Inc.	3.350%	3/26/30	14,000	15,340
	Mastercard Inc.	1.900%	3/15/31	5,575	5,476
	Mastercard Inc.	3.800%	11/21/46	5,700	6,285
	Mastercard Inc.	3.950%	2/26/48	5,110	5,750
	Mastercard Inc.	3.650%	6/1/49	3,030	3,341
	Mastercard Inc.	3.850%	3/26/50	18,706	21,223
	Mastercard Inc.	2.950%	3/15/51	7,000	6,891
	Mercury General Corp.	4.400%	3/15/27	3,265	3,684
	MetLife Inc.	3.048%	12/15/22	8,950	9,336
[3]	MetLife Inc.	4.368%	9/15/23	3,275	3,576
	MetLife Inc.	3.600%	4/10/24	15,943	17,311
	MetLife Inc.	3.000%	3/1/25	8,475	9,036
	MetLife Inc.	3.600%	11/13/25	7,891	8,653
	MetLife Inc.	4.550%	3/23/30	22,524	26,218
	MetLife Inc.	6.375%	6/15/34	3,445	4,840
	MetLife Inc.	5.700%	6/15/35	2,709	3,657
[3]	MetLife Inc.	6.400%	12/15/36	16,231	20,451
[3]	MetLife Inc.	10.750%	8/1/39	500	840
	MetLife Inc.	5.875%	2/6/41	12,142	16,632
	MetLife Inc.	4.125%	8/13/42	10,475	11,787
	MetLife Inc.	4.875%	11/13/43	10,919	13,733
	MetLife Inc.	4.721%	12/15/44	9,535	11,752
	MetLife Inc.	4.050%	3/1/45	1,835	2,060
[3,7]	Metropolitan Life Global Funding I	3.450%	12/18/26	1,080	1,186
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	11,625	11,895
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	22,750	23,351
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	27,575	28,336
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	6,800	6,997
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	12,780	13,469
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	20,000	21,422
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,000	3,136
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	28,300	30,321
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	14,800	15,682
[3]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	15,000	14,963
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	16,045	16,524
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	11,160	12,179
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	499
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	652	720
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	4,500	4,755
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	8,619	9,547
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	37,480	40,752

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	18,650	20,720
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	4,870	5,448
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	10,000	10,885
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	29,225	30,621
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	13,855	13,812
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	13,000	12,458
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	9,100	10,326
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	750	842
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	16,450	17,621
	Mizuho Financial Group Inc.	3.549%	3/5/23	3,175	3,359
[3]	Mizuho Financial Group Inc.	2.721%	7/16/23	17,775	18,254
[3]	Mizuho Financial Group Inc.	3.922%	9/11/24	4,506	4,831
[3]	Mizuho Financial Group Inc.	2.839%	7/16/25	17,775	18,748
[3]	Mizuho Financial Group Inc.	2.555%	9/13/25	4,275	4,346
	Mizuho Financial Group Inc.	1.234%	5/22/27	20,000	19,419
	Mizuho Financial Group Inc.	4.018%	3/5/28	14,250	15,827
[3]	Mizuho Financial Group Inc.	4.254%	9/11/29	5,600	6,270
[3]	Mizuho Financial Group Inc.	3.153%	7/16/30	17,200	17,952
[3]	Mizuho Financial Group Inc.	2.591%	5/25/31	5,000	4,998
[3]	Mizuho Financial Group Inc.	1.979%	9/8/31	21,902	20,727
	Mizuho Financial Group Inc.	2.172%	5/22/32	10,000	9,555
[3]	Morgan Stanley	2.625%	11/17/21	10,435	10,591
	Morgan Stanley	2.750%	5/19/22	25,475	26,170
	Morgan Stanley	4.875%	11/1/22	16,525	17,611
[3]	Morgan Stanley	3.125%	1/23/23	25,025	26,202
[3]	Morgan Stanley	4.100%	5/22/23	20,525	21,934
[3]	Morgan Stanley	0.560%	11/10/23	29,750	29,728
[3]	Morgan Stanley	0.529%	1/25/24	39,711	39,606
[3]	Morgan Stanley	3.737%	4/24/24	8,446	8,972
[3]	Morgan Stanley	3.875%	4/29/24	26,540	28,895
[3]	Morgan Stanley	3.700%	10/23/24	26,815	29,302
[3]	Morgan Stanley	2.720%	7/22/25	1,700	1,790
[3]	Morgan Stanley	4.000%	7/23/25	51,975	57,782
	Morgan Stanley	5.000%	11/24/25	50,940	58,340
[3]	Morgan Stanley	3.875%	1/27/26	45,564	50,712
[3]	Morgan Stanley	2.188%	4/28/26	9,400	9,710
[3]	Morgan Stanley	3.125%	7/27/26	52,700	56,708
[3]	Morgan Stanley	6.250%	8/9/26	9,650	11,827
[3]	Morgan Stanley	4.350%	9/8/26	35,070	39,631
	Morgan Stanley	0.985%	12/10/26	12,225	11,912
	Morgan Stanley	3.625%	1/20/27	19,278	21,162
	Morgan Stanley	3.950%	4/23/27	8,255	9,089
[3]	Morgan Stanley	3.591%	7/22/28	31,795	34,645
[3]	Morgan Stanley	3.772%	1/24/29	2,725	2,971
[3]	Morgan Stanley	4.431%	1/23/30	11,000	12,602
[3]	Morgan Stanley	2.699%	1/22/31	14,555	14,826
[3]	Morgan Stanley	3.622%	4/1/31	131,400	142,467
[3]	Morgan Stanley	1.794%	2/13/32	40,000	37,245
	Morgan Stanley	7.250%	4/1/32	7,000	9,825
[3]	Morgan Stanley	1.928%	4/28/32	13,850	13,080
[3]	Morgan Stanley	3.971%	7/22/38	4,600	5,147
	Morgan Stanley	6.375%	7/24/42	29,625	43,065
	Morgan Stanley	4.300%	1/27/45	32,394	38,083
	Morgan Stanley	4.375%	1/22/47	225	269
[3]	Morgan Stanley	5.597%	3/24/51	33,386	46,739
[3]	Morgan Stanley	2.802%	1/25/52	20,000	18,400
	MUFG Americas Holdings Corp.	3.500%	6/18/22	5,600	5,808
	MUFG Americas Holdings Corp.	3.000%	2/10/25	3,700	3,925

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	MUFG Union Bank NA	3.150%	4/1/22	31,800	32,636
[3]	MUFG Union Bank NA	2.100%	12/9/22	19,290	19,802
[3]	Munich Re America Corp.	7.450%	12/15/26	1,200	1,573
	Nasdaq Inc.	4.250%	6/1/24	4,325	4,724
	Nasdaq Inc.	3.850%	6/30/26	4,350	4,801
	Nasdaq Inc.	1.650%	1/15/31	6,450	5,885
	Nasdaq Inc.	2.500%	12/21/40	9,500	8,343
	Nasdaq Inc.	3.250%	4/28/50	2,225	2,094
	National Australia Bank Ltd.	3.700%	11/4/21	6,000	6,122
[3]	National Australia Bank Ltd.	2.500%	5/22/22	7,600	7,792
	National Australia Bank Ltd.	1.875%	12/13/22	4,816	4,931
	National Australia Bank Ltd.	3.000%	1/20/23	3,200	3,349
	National Australia Bank Ltd.	3.375%	1/14/26	3,350	3,663
[3]	National Australia Bank Ltd.	2.500%	7/12/26	12,175	12,786
[3]	National Bank of Canada	2.100%	2/1/23	13,165	13,522
[3]	National Bank of Canada	0.550%	11/15/24	7,000	6,971
[3,7]	Nationwide Building Society	3.900%	7/21/25	2,000	2,205
[3]	Nationwide Financial Services Inc.	6.750%	5/15/37	750	891
[3]	Natwest Group plc	3.498%	5/15/23	10,050	10,335
	Natwest Group plc	3.875%	9/12/23	32,180	34,448
	Natwest Group plc	6.000%	12/19/23	4,530	5,117
	Natwest Group plc	5.125%	5/28/24	10,893	12,088
[3]	Natwest Group plc	4.519%	6/25/24	22,000	23,757
[3]	Natwest Group plc	4.269%	3/22/25	16,500	17,931
	Natwest Group plc	4.800%	4/5/26	1,700	1,924
[3]	Natwest Group plc	3.073%	5/22/28	27,871	28,974
[3]	Natwest Group plc	4.892%	5/18/29	15,800	17,964
[3]	Natwest Group plc	3.754%	11/1/29	2,825	3,002
[3]	Natwest Group plc	5.076%	1/27/30	30,500	35,241
[3]	Natwest Group plc	4.445%	5/8/30	2,155	2,395
[3]	Natwest Group plc	3.032%	11/28/35	5,000	4,781
	Nomura Holdings Inc.	2.648%	1/16/25	400	412
	Nomura Holdings Inc.	1.851%	7/16/25	13,300	13,273
	Nomura Holdings Inc.	3.103%	1/16/30	22,365	22,723
	Northern Trust Corp.	2.375%	8/2/22	5,480	5,638
	Northern Trust Corp.	3.950%	10/30/25	8,750	9,740
	Northern Trust Corp.	3.650%	8/3/28	3,425	3,795
	Northern Trust Corp.	3.150%	5/3/29	4,200	4,496
[3]	Northern Trust Corp.	3.375%	5/8/32	4,950	5,260
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,000	2,056
	Old Republic International Corp.	4.875%	10/1/24	5,266	5,938
	Old Republic International Corp.	3.875%	8/26/26	4,560	5,059
	Omega Healthcare Investors Inc.	5.250%	1/15/26	5,250	5,948
	Omega Healthcare Investors Inc.	3.375%	2/1/31	22,979	22,650
	ORIX Corp.	2.900%	7/18/22	2,950	3,038
	ORIX Corp.	3.250%	12/4/24	2,000	2,159
	ORIX Corp.	3.700%	7/18/27	8,150	9,038
	ORIX Corp.	2.250%	3/9/31	8,600	8,320
	Owl Rock Capital Corp.	5.250%	4/15/24	1,000	1,091
	Owl Rock Capital Corp.	4.000%	3/30/25	4,725	4,943
	Owl Rock Capital Corp.	3.750%	7/22/25	10,347	10,733
	Owl Rock Capital Corp.	4.250%	1/15/26	3,316	3,479
	PartnerRe Finance B LLC	3.700%	7/2/29	4,600	4,999
	PartnerRe Finance B LLC	4.500%	10/1/50	2,000	2,048
	PayPal Holdings Inc.	2.200%	9/26/22	11,200	11,494
	PayPal Holdings Inc.	1.350%	6/1/23	5,000	5,086
	PayPal Holdings Inc.	2.400%	10/1/24	8,104	8,513
	PayPal Holdings Inc.	1.650%	6/1/25	5,575	5,667

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PayPal Holdings Inc.	2.650%	10/1/26	10,300	10,886
	PayPal Holdings Inc.	2.850%	10/1/29	16,109	16,746
	PayPal Holdings Inc.	2.300%	6/1/30	6,750	6,673
	PayPal Holdings Inc.	3.250%	6/1/50	13,000	12,929
	People's United Bank NA	4.000%	7/15/24	3,000	3,237
	People's United Financial Inc.	3.650%	12/6/22	5,695	5,932
[3]	PNC Bank NA	2.550%	12/9/21	17,100	17,320
[3]	PNC Bank NA	2.625%	2/17/22	20,800	21,163
[3]	PNC Bank NA	2.450%	7/28/22	925	950
[3]	PNC Bank NA	2.700%	11/1/22	16,088	16,632
[3]	PNC Bank NA	2.028%	12/9/22	6,440	6,510
[3]	PNC Bank NA	2.950%	1/30/23	4,500	4,689
[3]	PNC Bank NA	3.300%	10/30/24	3,850	4,188
[3]	PNC Bank NA	2.950%	2/23/25	5,750	6,134
[3]	PNC Bank NA	3.250%	6/1/25	14,133	15,252
[3]	PNC Bank NA	4.200%	11/1/25	9,374	10,571
[3]	PNC Bank NA	3.100%	10/25/27	275	297
[3]	PNC Bank NA	3.250%	1/22/28	10,775	11,628
[3]	PNC Bank NA	4.050%	7/26/28	13,750	15,369
[3]	PNC Bank NA	2.700%	10/22/29	3,500	3,575
	PNC Financial Services Group Inc.	2.854%	11/9/22	5,300	5,503
	PNC Financial Services Group Inc.	3.500%	1/23/24	17,328	18,696
	PNC Financial Services Group Inc.	3.900%	4/29/24	21,223	23,102
	PNC Financial Services Group Inc.	3.150%	5/19/27	19,075	20,587
	PNC Financial Services Group Inc.	3.450%	4/23/29	13,400	14,477
	PNC Financial Services Group Inc.	2.550%	1/22/30	16,955	17,181
	Primerica Inc.	4.750%	7/15/22	1,900	1,996
	Principal Financial Group Inc.	3.400%	5/15/25	9,000	9,726
	Principal Financial Group Inc.	3.100%	11/15/26	18,485	19,961
	Principal Financial Group Inc.	3.700%	5/15/29	3,000	3,281
	Principal Financial Group Inc.	2.125%	6/15/30	6,000	5,774
	Principal Financial Group Inc.	6.050%	10/15/36	425	564
	Principal Financial Group Inc.	4.625%	9/15/42	3,000	3,475
	Principal Financial Group Inc.	4.350%	5/15/43	4,960	5,589
	Principal Financial Group Inc.	4.300%	11/15/46	3,219	3,621
	Progressive Corp.	6.625%	3/1/29	2,150	2,776
	Progressive Corp.	3.200%	3/26/30	7,617	8,182
	Progressive Corp.	4.350%	4/25/44	3,219	3,774
	Progressive Corp.	4.125%	4/15/47	10,509	12,090
	Progressive Corp.	4.200%	3/15/48	4,196	4,886
	Progressive Corp.	3.950%	3/26/50	12,359	13,934
	Prospect Capital Corp.	5.875%	3/15/23	98	104
	Prospect Capital Corp.	3.706%	1/22/26	3,000	2,964
[3]	Prudential Financial Inc.	3.500%	5/15/24	1,175	1,280
[3]	Prudential Financial Inc.	3.878%	3/27/28	6,200	7,002
[3]	Prudential Financial Inc.	2.100%	3/10/30	2,000	1,981
[3]	Prudential Financial Inc.	5.750%	7/15/33	2,630	3,396
[3]	Prudential Financial Inc.	5.700%	12/14/36	4,720	6,380
[3]	Prudential Financial Inc.	6.625%	12/1/37	3,250	4,603
[3]	Prudential Financial Inc.	3.000%	3/10/40	10,830	10,573
[3]	Prudential Financial Inc.	6.625%	6/21/40	8,020	11,503
[3]	Prudential Financial Inc.	6.200%	11/15/40	1,065	1,394
[3]	Prudential Financial Inc.	5.875%	9/15/42	10,936	11,565
[3]	Prudential Financial Inc.	5.625%	6/15/43	15,725	16,727
[3]	Prudential Financial Inc.	5.100%	8/15/43	2,775	3,170
[3]	Prudential Financial Inc.	5.200%	3/15/44	7,875	8,387
[3]	Prudential Financial Inc.	4.600%	5/15/44	15,600	18,592
[3]	Prudential Financial Inc.	5.375%	5/15/45	4,850	5,323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Prudential Financial Inc.	4.500%	9/15/47	1,500	1,598
	Prudential Financial Inc.	3.905%	12/7/47	22,333	23,916
[3]	Prudential Financial Inc.	4.418%	3/27/48	250	289
[3]	Prudential Financial Inc.	5.700%	9/15/48	3,000	3,413
	Prudential Financial Inc.	3.935%	12/7/49	14,404	15,768
[3]	Prudential Financial Inc.	3.700%	10/1/50	7,000	7,053
[3]	Prudential Financial Inc.	3.700%	3/13/51	5,700	6,032
	Prudential plc	3.125%	4/14/30	8,340	8,790
	Raymond James Financial Inc.	3.625%	9/15/26	3,491	3,869
	Raymond James Financial Inc.	4.650%	4/1/30	19,795	22,832
	Raymond James Financial Inc.	4.950%	7/15/46	11,055	13,685
[5]	Raymond James Financial Inc.	3.750%	4/1/51	8,000	8,256
	Realty Income Corp.	4.650%	8/1/23	1,825	1,978
	Realty Income Corp.	3.875%	4/15/25	6,840	7,498
	Realty Income Corp.	0.750%	3/15/26	3,811	3,672
	Realty Income Corp.	4.125%	10/15/26	10,420	11,738
[3]	Regions Bank	6.450%	6/26/37	1,514	2,023
	Regions Financial Corp.	3.800%	8/14/23	7,000	7,506
	Regions Financial Corp.	2.250%	5/18/25	8,100	8,379
	Regions Financial Corp.	7.375%	12/10/37	7,000	10,164
[3]	Reinsurance Group of America Inc.	4.700%	9/15/23	1,500	1,641
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,500	1,667
	Reinsurance Group of America Inc.	3.900%	5/15/29	8,350	9,079
	Reinsurance Group of America Inc.	3.150%	6/15/30	4,300	4,440
	RenaissanceRe Finance Inc.	3.700%	4/1/25	2,500	2,699
	RenaissanceRe Finance Inc.	3.450%	7/1/27	3,525	3,809
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,020	1,092
[3]	Royal Bank of Canada	3.200%	4/30/21	25,100	25,152
[3]	Royal Bank of Canada	2.750%	2/1/22	13,000	13,260
[3]	Royal Bank of Canada	2.800%	4/29/22	24,000	24,652
[3]	Royal Bank of Canada	1.950%	1/17/23	7,745	7,945
[3]	Royal Bank of Canada	1.600%	4/17/23	3,125	3,199
[3]	Royal Bank of Canada	3.700%	10/5/23	8,800	9,480
[3]	Royal Bank of Canada	0.425%	1/19/24	11,625	11,511
[3]	Royal Bank of Canada	2.550%	7/16/24	7,800	8,233
[3]	Royal Bank of Canada	2.250%	11/1/24	35,000	36,627
[3]	Royal Bank of Canada	1.150%	6/10/25	18,345	18,278
[3]	Royal Bank of Canada	0.875%	1/20/26	12,800	12,513
[3]	Royal Bank of Canada	4.650%	1/27/26	6,400	7,305
	Sabra Health Care LP	3.900%	10/15/29	8,975	9,170
	Santander Holdings USA Inc.	3.400%	1/18/23	11,400	11,888
	Santander Holdings USA Inc.	3.500%	6/7/24	5,000	5,327
	Santander Holdings USA Inc.	4.500%	7/17/25	18,500	20,304
	Santander Holdings USA Inc.	3.244%	10/5/26	21,818	23,003
	Santander Holdings USA Inc.	4.400%	7/13/27	37,150	41,210
	Santander UK Group Holdings plc	2.875%	8/5/21	7,375	7,435
	Santander UK Group Holdings plc	3.571%	1/10/23	7,000	7,146
[3]	Santander UK Group Holdings plc	3.373%	1/5/24	7,300	7,624
	Santander UK Group Holdings plc	1.089%	3/15/25	10,370	10,364
[3]	Santander UK Group Holdings plc	1.532%	8/21/26	10,000	9,889
[3]	Santander UK Group Holdings plc	3.823%	11/3/28	4,000	4,354
	Santander UK Group Holdings plc	2.896%	3/15/32	8,000	7,919
	Santander UK plc	2.100%	1/13/23	21,196	21,841
	Santander UK plc	4.000%	3/13/24	14,850	16,210
	Santander UK plc	2.875%	6/18/24	6,697	7,126
	Selective Insurance Group Inc.	5.375%	3/1/49	2,685	3,158
[3]	Signature Bank	4.000%	10/15/30	2,000	2,045
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	2,800	2,925

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	12,500	12,788
[3,7]	Societe Generale SA	3.000%	1/22/30	2,000	2,016
	Sompo International Holdings Ltd.	4.700%	10/15/22	5,375	5,677
[3,7]	Standard Chartered plc	4.644%	4/1/31	2,000	2,278
[3]	State Street Corp.	2.653%	5/15/23	12,000	12,301
	State Street Corp.	3.100%	5/15/23	19,007	20,044
	State Street Corp.	3.700%	11/20/23	373	405
[3]	State Street Corp.	3.776%	12/3/24	5,800	6,253
	State Street Corp.	3.300%	12/16/24	5,000	5,440
	State Street Corp.	3.550%	8/18/25	24,325	26,687
[3]	State Street Corp.	2.354%	11/1/25	15,115	15,841
	State Street Corp.	2.901%	3/30/26	2,000	2,125
	State Street Corp.	2.650%	5/19/26	4,725	5,018
[3]	State Street Corp.	4.141%	12/3/29	2,250	2,569
	State Street Corp.	2.400%	1/24/30	16,130	16,398
	State Street Corp.	2.200%	3/3/31	5,000	4,849
[3]	State Street Corp.	3.031%	11/1/34	4,850	5,000
	Stifel Financial Corp.	4.250%	7/18/24	9,738	10,786
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	1,725	1,783
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	574
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	5,350	5,754
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	5,875	6,395
[3]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	9,400	10,199
[3]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,609	2,849
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	8,950	9,057
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	22,063	22,714
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	8,000	8,257
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	7,300	7,633
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	10,000	10,712
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	7,262	7,855
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	10,000	9,950
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	41,428	43,734
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	33,700	35,327
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	4,715	4,885
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	9,577	9,304
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	20,330	22,332
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	17,900	18,740
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	16,425	17,513
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	2,000	2,174
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	5,350	5,785
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,400	15,581
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	8,775	9,696
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,575	4,040
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	25,415	26,432
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	14,400	14,840
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	3,600	3,654
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	7,955	8,076
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	19,585	18,949
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	5,000	4,620
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	5,000	4,419
	SVB Financial Group	3.500%	1/29/25	3,611	3,904
	SVB Financial Group	3.125%	6/5/30	3,000	3,105
	SVB Financial Group	1.800%	2/2/31	7,700	7,100
	Swiss Re America Holding Corp.	7.000%	2/15/26	2,175	2,710
[3]	Synchrony Bank	3.000%	6/15/22	2,375	2,437
	Synchrony Financial	3.750%	8/15/21	7,450	7,504
	Synchrony Financial	2.850%	7/25/22	1,900	1,951
	Synchrony Financial	4.375%	3/19/24	1,625	1,767

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Synchrony Financial	4.250%	8/15/24	2,350	2,552
	Synchrony Financial	4.500%	7/23/25	18,295	20,219
	Synchrony Financial	3.700%	8/4/26	4,325	4,630
	Synchrony Financial	3.950%	12/1/27	12,415	13,375
	Synchrony Financial	5.150%	3/19/29	6,250	7,235
[3]	Synovus Bank	2.289%	2/10/23	1,750	1,765
	Synovus Financial Corp.	3.125%	11/1/22	2,775	2,869
	TD Ameritrade Holding Corp.	2.950%	4/1/22	10,775	11,018
	TD Ameritrade Holding Corp.	3.625%	4/1/25	6,231	6,783
	TD Ameritrade Holding Corp.	3.300%	4/1/27	13,850	15,045
	TD Ameritrade Holding Corp.	2.750%	10/1/29	2,590	2,682
[3]	Toronto-Dominion Bank	2.125%	4/7/21	23,600	23,602
[3]	Toronto-Dominion Bank	1.900%	12/1/22	10,700	10,976
[3]	Toronto-Dominion Bank	0.250%	1/6/23	12,550	12,520
[3]	Toronto-Dominion Bank	0.750%	6/12/23	27,545	27,730
[3]	Toronto-Dominion Bank	3.500%	7/19/23	7,036	7,543
	Toronto-Dominion Bank	0.550%	3/4/24	15,000	14,974
[3]	Toronto-Dominion Bank	3.250%	3/11/24	19,900	21,400
[3]	Toronto-Dominion Bank	2.650%	6/12/24	7,500	7,929
[3]	Toronto-Dominion Bank	1.150%	6/12/25	12,000	11,990
[3]	Toronto-Dominion Bank	0.750%	9/11/25	8,000	7,838
[3]	Toronto-Dominion Bank	0.750%	1/6/26	8,350	8,128
[3]	Toronto-Dominion Bank	3.625%	9/15/31	6,400	7,024
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,125	6,043
	Travelers Cos. Inc.	6.750%	6/20/36	1,125	1,627
[3]	Travelers Cos. Inc.	6.250%	6/15/37	8,380	11,761
	Travelers Cos. Inc.	5.350%	11/1/40	5,390	7,130
	Travelers Cos. Inc.	4.600%	8/1/43	6,920	8,463
	Travelers Cos. Inc.	4.300%	8/25/45	1,250	1,465
	Travelers Cos. Inc.	3.750%	5/15/46	12,570	13,759
	Travelers Cos. Inc.	4.000%	5/30/47	12,600	14,306
	Travelers Cos. Inc.	4.100%	3/4/49	1,680	1,966
	Travelers Cos. Inc.	2.550%	4/27/50	2,280	2,060
	Travelers Property Casualty Corp.	6.375%	3/15/33	535	736
	Trinity Acquisition plc	4.400%	3/15/26	6,788	7,623
[3]	Truist Bank	2.800%	5/17/22	4,000	4,105
[3]	Truist Bank	2.450%	8/1/22	8,583	8,818
[3]	Truist Bank	3.502%	8/2/22	4,400	4,443
[3]	Truist Bank	3.000%	2/2/23	6,675	6,971
[3]	Truist Bank	2.750%	5/1/23	2,150	2,249
[3]	Truist Bank	3.200%	4/1/24	49,615	53,185
[3]	Truist Bank	3.689%	8/2/24	8,900	9,492
[3]	Truist Bank	2.150%	12/6/24	10,310	10,749
[3]	Truist Bank	1.500%	3/10/25	400	405
[3]	Truist Bank	3.625%	9/16/25	9,909	10,798
[3]	Truist Bank	4.050%	11/3/25	14,588	16,325
[3]	Truist Bank	3.300%	5/15/26	3,000	3,247
[3]	Truist Bank	3.800%	10/30/26	3,450	3,836
[3]	Truist Bank	2.636%	9/17/29	250	261
[3]	Truist Bank	2.250%	3/11/30	11,444	11,165
[3]	Truist Financial Corp.	2.750%	4/1/22	7,000	7,158
[3]	Truist Financial Corp.	3.050%	6/20/22	7,000	7,217
[3]	Truist Financial Corp.	3.750%	12/6/23	4,100	4,440
[3]	Truist Financial Corp.	2.500%	8/1/24	12,525	13,189
[3]	Truist Financial Corp.	2.850%	10/26/24	19,544	20,843
	Truist Financial Corp.	4.000%	5/1/25	9,092	10,035
[3]	Truist Financial Corp.	3.700%	6/5/25	15,098	16,518
[3]	Truist Financial Corp.	1.200%	8/5/25	6,451	6,422

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Truist Financial Corp.	1.267%	3/2/27	9,270	9,131
[3]	Truist Financial Corp.	1.125%	8/3/27	18,585	17,842
[3]	Truist Financial Corp.	3.875%	3/19/29	6,609	7,319
[3]	Truist Financial Corp.	1.950%	6/5/30	6,643	6,423
[3,7]	UBS Group AG	3.126%	8/13/30	3,955	4,136
	Unum Group	4.000%	3/15/24	3,300	3,584
	Unum Group	5.750%	8/15/42	6,143	7,153
	Unum Group	4.500%	12/15/49	4,839	4,849
[3]	US Bancorp	3.000%	3/15/22	4,225	4,325
[3]	US Bancorp	2.950%	7/15/22	11,225	11,575
[3]	US Bancorp	3.700%	1/30/24	13,050	14,136
	US Bancorp	3.375%	2/5/24	11,500	12,393
	US Bancorp	2.400%	7/30/24	13,750	14,494
[3]	US Bancorp	3.600%	9/11/24	2,490	2,711
	US Bancorp	1.450%	5/12/25	8,400	8,493
[3]	US Bancorp	3.950%	11/17/25	17,746	19,787
[3]	US Bancorp	3.100%	4/27/26	4,450	4,806
[3]	US Bancorp	2.375%	7/22/26	17,025	17,736
[3]	US Bancorp	3.150%	4/27/27	11,275	12,204
[3]	US Bancorp	3.900%	4/26/28	4,475	5,019
[3]	US Bancorp	3.000%	7/30/29	9,425	9,837
[3]	US Bancorp	1.375%	7/22/30	8,575	7,909
[3]	US Bank NA	3.450%	11/16/21	3,700	3,764
[3]	US Bank NA	2.650%	5/23/22	10,250	10,506
	US Bank NA	1.950%	1/9/23	10,950	11,247
[3]	US Bank NA	2.850%	1/23/23	4,625	4,832
[3]	US Bank NA	3.400%	7/24/23	7,825	8,354
[3]	US Bank NA	2.050%	1/21/25	8,000	8,275
[3]	US Bank NA	2.800%	1/27/25	23,016	24,528
	VEREIT Operating Partnership LP	4.600%	2/6/24	2,550	2,793
	VEREIT Operating Partnership LP	3.400%	1/15/28	6,000	6,339
	VEREIT Operating Partnership LP	2.200%	6/15/28	3,500	3,434
	Visa Inc.	2.150%	9/15/22	8,000	8,197
	Visa Inc.	2.800%	12/14/22	16,775	17,413
	Visa Inc.	3.150%	12/14/25	49,932	54,403
	Visa Inc.	1.900%	4/15/27	10,800	11,038
	Visa Inc.	0.750%	8/15/27	7,500	7,180
	Visa Inc.	2.750%	9/15/27	10,550	11,267
	Visa Inc.	2.050%	4/15/30	19,105	19,005
	Visa Inc.	1.100%	2/15/31	8,200	7,438
	Visa Inc.	4.150%	12/14/35	18,630	21,861
	Visa Inc.	2.700%	4/15/40	11,626	11,272
	Visa Inc.	4.300%	12/14/45	34,060	41,109
	Visa Inc.	3.650%	9/15/47	6,950	7,598
	Visa Inc.	2.000%	8/15/50	16,869	13,646
	Voya Financial Inc.	3.125%	7/15/24	11,284	12,054
	Voya Financial Inc.	3.650%	6/15/26	3,050	3,373
	Voya Financial Inc.	5.700%	7/15/43	4,550	5,890
	Voya Financial Inc.	4.800%	6/15/46	1,935	2,261
[3]	Voya Financial Inc.	4.700%	1/23/48	12,000	12,150
	W R Berkley Corp.	6.250%	2/15/37	150	188
	W R Berkley Corp.	4.750%	8/1/44	3,280	3,820
	W R Berkley Corp.	4.000%	5/12/50	4,000	4,266
	W R Berkley Corp.	3.550%	3/30/52	5,000	5,024
	Wachovia Corp.	6.605%	10/1/25	1,150	1,382
	Wachovia Corp.	7.500%	4/15/35	500	680
	Wachovia Corp.	5.500%	8/1/35	5,725	7,109
	Wachovia Corp.	6.550%	10/15/35	250	317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wells Fargo & Co.	3.450%	2/13/23	23,387	24,640
	Wells Fargo & Co.	4.125%	8/15/23	26,812	28,994
	Wells Fargo & Co.	4.480%	1/16/24	6,800	7,488
[3]	Wells Fargo & Co.	3.750%	1/24/24	24,710	26,725
[3]	Wells Fargo & Co.	1.654%	6/2/24	52,875	53,876
[3]	Wells Fargo & Co.	3.550%	9/29/25	12,672	13,788
[3]	Wells Fargo & Co.	2.406%	10/30/25	56,150	58,499
[3]	Wells Fargo & Co.	2.164%	2/11/26	40,526	41,795
	Wells Fargo & Co.	3.000%	4/22/26	54,060	57,657
[3]	Wells Fargo & Co.	2.188%	4/30/26	10,000	10,305
[3]	Wells Fargo & Co.	4.100%	6/3/26	27,600	30,616
	Wells Fargo & Co.	3.000%	10/23/26	35,748	38,119
[3]	Wells Fargo & Co.	3.196%	6/17/27	20,000	21,379
[3]	Wells Fargo & Co.	4.300%	7/22/27	2,625	2,971
[3]	Wells Fargo & Co.	3.584%	5/22/28	879	959
[3]	Wells Fargo & Co.	2.393%	6/2/28	18,480	18,888
[3]	Wells Fargo & Co.	4.150%	1/24/29	2,705	3,040
[3]	Wells Fargo & Co.	2.879%	10/30/30	9,511	9,800
[3]	Wells Fargo & Co.	2.572%	2/11/31	8,855	8,936
[3]	Wells Fargo & Co.	4.478%	4/4/31	108,605	124,683
[3]	Wells Fargo & Co.	5.950%	12/15/36	2,025	2,686
[3]	Wells Fargo & Co.	3.068%	4/30/41	65,250	63,988
	Wells Fargo & Co.	5.375%	11/2/43	31,354	38,988
	Wells Fargo & Co.	5.606%	1/15/44	17,195	21,788
[3]	Wells Fargo & Co.	4.650%	11/4/44	20,718	23,861
	Wells Fargo & Co.	3.900%	5/1/45	13,742	15,131
[3]	Wells Fargo & Co.	4.900%	11/17/45	20,371	24,356
[3]	Wells Fargo & Co.	4.400%	6/14/46	7,400	8,231
[3]	Wells Fargo & Co.	4.750%	12/7/46	17,941	21,196
[3]	Wells Fargo & Co.	5.013%	4/4/51	63,000	80,836
[3]	Wells Fargo Bank NA	3.550%	8/14/23	24,875	26,617
	Wells Fargo Bank NA	5.950%	8/26/36	3,700	4,833
[3]	Wells Fargo Bank NA	5.850%	2/1/37	11,275	14,803
[3]	Wells Fargo Bank NA	6.600%	1/15/38	10,645	15,124
	Welltower Inc.	4.250%	4/1/26	12,775	14,322
	Western Union Co.	3.600%	3/15/22	4,725	4,860
	Western Union Co.	2.850%	1/10/25	5,025	5,271
	Western Union Co.	1.350%	3/15/26	6,000	5,849
	Western Union Co.	2.750%	3/15/31	4,000	3,804
	Western Union Co.	6.200%	11/17/36	5,040	6,228
	Western Union Co.	6.200%	6/21/40	1,430	1,723
	Westpac Banking Corp.	2.000%	8/19/21	8,750	8,811
	Westpac Banking Corp.	2.500%	6/28/22	32,869	33,766
	Westpac Banking Corp.	2.750%	1/11/23	9,900	10,326
	Westpac Banking Corp.	2.000%	1/13/23	9,500	9,765
	Westpac Banking Corp.	3.650%	5/15/23	7,400	7,888
	Westpac Banking Corp.	3.300%	2/26/24	2,250	2,421
	Westpac Banking Corp.	2.350%	2/19/25	6,208	6,496
	Westpac Banking Corp.	2.850%	5/13/26	37,366	39,892
	Westpac Banking Corp.	2.700%	8/19/26	6,550	7,004
	Westpac Banking Corp.	3.350%	3/8/27	11,900	13,048
	Westpac Banking Corp.	3.400%	1/25/28	150	164
	Westpac Banking Corp.	2.650%	1/16/30	9,250	9,577
[3]	Westpac Banking Corp.	2.894%	2/4/30	22,925	23,498
[3]	Westpac Banking Corp.	4.322%	11/23/31	21,460	23,767
	Westpac Banking Corp.	4.110%	7/24/34	9,021	9,638
	Westpac Banking Corp.	2.668%	11/15/35	15,000	14,230
	Westpac Banking Corp.	4.421%	7/24/39	125	141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westpac Banking Corp.	2.963%	11/16/40	23,000	21,356
	Willis North America Inc.	3.600%	5/15/24	5,910	6,354
	Willis North America Inc.	4.500%	9/15/28	5,800	6,595
	Willis North America Inc.	2.950%	9/15/29	4,753	4,908
	Willis North America Inc.	5.050%	9/15/48	4,093	5,072
	Willis North America Inc.	3.875%	9/15/49	7,925	8,411
	XLIT Ltd.	4.450%	3/31/25	2,150	2,393
	XLIT Ltd.	5.250%	12/15/43	4,850	6,311
	XLIT Ltd.	5.500%	3/31/45	4,350	5,557
	Zions Bancorp NA	3.250%	10/29/29	3,090	3,126
					18,446,370
Health Care (3.3%)
	Abbott Laboratories	3.400%	11/30/23	19,185	20,506
	Abbott Laboratories	2.950%	3/15/25	13,868	14,818
	Abbott Laboratories	3.875%	9/15/25	12,146	13,460
	Abbott Laboratories	3.750%	11/30/26	15,486	17,348
	Abbott Laboratories	1.150%	1/30/28	6,500	6,209
	Abbott Laboratories	1.400%	6/30/30	4,000	3,724
	Abbott Laboratories	4.750%	11/30/36	22,460	27,683
	Abbott Laboratories	6.150%	11/30/37	3,830	5,479
	Abbott Laboratories	6.000%	4/1/39	450	639
	Abbott Laboratories	5.300%	5/27/40	1,951	2,565
	Abbott Laboratories	4.750%	4/15/43	4,425	5,561
	Abbott Laboratories	4.900%	11/30/46	42,572	55,487
	AbbVie Inc.	3.250%	10/1/22	31,214	32,246
	AbbVie Inc.	2.900%	11/6/22	36,362	37,691
	AbbVie Inc.	3.200%	11/6/22	26,491	27,467
	AbbVie Inc.	2.300%	11/21/22	26,825	27,573
	AbbVie Inc.	2.800%	3/15/23	650	675
	AbbVie Inc.	2.850%	5/14/23	13,825	14,398
	AbbVie Inc.	3.750%	11/14/23	13,300	14,295
	AbbVie Inc.	3.850%	6/15/24	17,975	19,505
	AbbVie Inc.	2.600%	11/21/24	31,465	33,106
	AbbVie Inc.	3.800%	3/15/25	33,973	37,023
	AbbVie Inc.	3.600%	5/14/25	34,698	37,679
	AbbVie Inc.	3.200%	5/14/26	17,230	18,524
	AbbVie Inc.	2.950%	11/21/26	32,215	34,161
	AbbVie Inc.	4.250%	11/14/28	5,945	6,764
	AbbVie Inc.	3.200%	11/21/29	70,593	74,565
	AbbVie Inc.	4.550%	3/15/35	15,987	18,467
	AbbVie Inc.	4.500%	5/14/35	25,825	30,042
	AbbVie Inc.	4.300%	5/14/36	16,275	18,666
	AbbVie Inc.	4.050%	11/21/39	41,411	45,178
	AbbVie Inc.	4.625%	10/1/42	7,810	8,926
	AbbVie Inc.	4.400%	11/6/42	29,693	34,425
	AbbVie Inc.	4.850%	6/15/44	13,816	16,310
	AbbVie Inc.	4.750%	3/15/45	9,083	10,790
	AbbVie Inc.	4.700%	5/14/45	28,503	33,776
	AbbVie Inc.	4.450%	5/14/46	25,578	29,587
	AbbVie Inc.	4.875%	11/14/48	5,041	6,161
	AbbVie Inc.	4.250%	11/21/49	65,685	74,325
	Adventist Health System	2.952%	3/1/29	4,420	4,598
	Adventist Health System	3.630%	3/1/49	4,745	4,904
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,300	2,551
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	775	764
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	4,050	4,878
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	3,275	3,375
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	3,000	2,898

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aetna Inc.	2.750%	11/15/22	10,160	10,452
	Aetna Inc.	2.800%	6/15/23	14,700	15,333
	Aetna Inc.	3.500%	11/15/24	6,500	7,015
	Aetna Inc.	6.625%	6/15/36	5,400	7,548
	Aetna Inc.	6.750%	12/15/37	5,000	7,044
	Aetna Inc.	4.500%	5/15/42	4,325	4,904
	Aetna Inc.	4.125%	11/15/42	8,525	9,213
	Aetna Inc.	4.750%	3/15/44	3,520	4,097
	Aetna Inc.	3.875%	8/15/47	17,227	18,241
	Agilent Technologies Inc.	3.200%	10/1/22	4,511	4,670
	Agilent Technologies Inc.	3.875%	7/15/23	3,975	4,235
	Agilent Technologies Inc.	3.050%	9/22/26	6,700	7,212
	Agilent Technologies Inc.	2.750%	9/15/29	1,000	1,014
	Agilent Technologies Inc.	2.100%	6/4/30	3,175	3,074
	AHS Hospital Corp.	5.024%	7/1/45	3,300	4,220
[3]	AHS Hospital Corp.	2.780%	7/1/51	5,000	4,609
[3]	Allina Health System	3.887%	4/15/49	3,750	4,079
	AmerisourceBergen Corp.	0.737%	3/15/23	4,000	4,006
	AmerisourceBergen Corp.	3.400%	5/15/24	17,375	18,607
	AmerisourceBergen Corp.	3.250%	3/1/25	5,725	6,152
	AmerisourceBergen Corp.	3.450%	12/15/27	6,525	7,106
	AmerisourceBergen Corp.	2.800%	5/15/30	9,950	10,124
	AmerisourceBergen Corp.	4.250%	3/1/45	6,882	7,540
	AmerisourceBergen Corp.	4.300%	12/15/47	7,675	8,461
	Amgen Inc.	2.700%	5/1/22	3,850	3,930
	Amgen Inc.	2.650%	5/11/22	13,372	13,680
	Amgen Inc.	3.625%	5/15/22	11,075	11,376
	Amgen Inc.	2.250%	8/19/23	7,100	7,358
	Amgen Inc.	3.625%	5/22/24	17,688	19,069
	Amgen Inc.	1.900%	2/21/25	4,125	4,253
	Amgen Inc.	3.125%	5/1/25	3,100	3,325
	Amgen Inc.	2.600%	8/19/26	16,425	17,234
	Amgen Inc.	2.200%	2/21/27	16,307	16,669
	Amgen Inc.	3.200%	11/2/27	4,430	4,778
	Amgen Inc.	2.450%	2/21/30	10,955	11,027
	Amgen Inc.	2.300%	2/25/31	19,172	18,840
	Amgen Inc.	3.150%	2/21/40	24,544	24,354
	Amgen Inc.	4.950%	10/1/41	8,860	10,961
	Amgen Inc.	5.150%	11/15/41	3,478	4,357
	Amgen Inc.	4.400%	5/1/45	18,705	21,632
	Amgen Inc.	4.563%	6/15/48	26,167	31,262
	Amgen Inc.	3.375%	2/21/50	31,625	31,668
	Amgen Inc.	4.663%	6/15/51	30,193	36,616
[3,7]	Amgen Inc.	2.770%	9/1/53	8,543	7,646
	Anthem Inc.	3.125%	5/15/22	10,275	10,579
	Anthem Inc.	2.950%	12/1/22	6,500	6,754
	Anthem Inc.	3.300%	1/15/23	11,621	12,195
	Anthem Inc.	3.500%	8/15/24	15,182	16,407
	Anthem Inc.	3.350%	12/1/24	8,272	8,945
	Anthem Inc.	2.375%	1/15/25	6,000	6,262
	Anthem Inc.	3.650%	12/1/27	31,571	34,754
	Anthem Inc.	4.101%	3/1/28	13,000	14,477
	Anthem Inc.	2.875%	9/15/29	6,955	7,200
	Anthem Inc.	2.250%	5/15/30	24,531	24,064
	Anthem Inc.	2.550%	3/15/31	7,500	7,472
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	1,200	1,533
	Anthem Inc.	6.375%	6/15/37	5,865	7,903

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anthem Inc.	4.625%	5/15/42	9,815	11,597
	Anthem Inc.	4.650%	1/15/43	10,195	11,951
	Anthem Inc.	5.100%	1/15/44	10,855	13,339
	Anthem Inc.	4.650%	8/15/44	9,592	11,137
	Anthem Inc.	4.375%	12/1/47	14,777	16,858
	Anthem Inc.	4.550%	3/1/48	5,240	6,135
	Anthem Inc.	3.125%	5/15/50	17,675	16,685
	Anthem Inc.	3.600%	3/15/51	9,500	9,752
	Anthem Inc.	4.850%	8/15/54	2,720	3,231
[3]	Ascension Health	2.532%	11/15/29	12,426	12,745
[3]	Ascension Health	3.106%	11/15/39	9,450	9,675
	Ascension Health	3.945%	11/15/46	8,010	9,131
[3]	Ascension Health	4.847%	11/15/53	6,500	8,610
	AstraZeneca plc	2.375%	6/12/22	7,875	8,042
	AstraZeneca plc	3.500%	8/17/23	12,260	13,057
	AstraZeneca plc	3.375%	11/16/25	21,737	23,669
	AstraZeneca plc	0.700%	4/8/26	11,125	10,709
	AstraZeneca plc	4.000%	1/17/29	5,400	6,048
	AstraZeneca plc	1.375%	8/6/30	13,038	11,941
	AstraZeneca plc	6.450%	9/15/37	24,447	34,852
	AstraZeneca plc	4.000%	9/18/42	11,275	12,564
	AstraZeneca plc	4.375%	11/16/45	10,900	12,652
	AstraZeneca plc	4.375%	8/17/48	12,800	15,088
	AstraZeneca plc	2.125%	8/6/50	5,700	4,633
	Banner Health	2.338%	1/1/30	5,000	5,005
	Banner Health	1.897%	1/1/31	1,000	949
[3]	Banner Health	3.181%	1/1/50	2,900	2,893
	Banner Health	2.913%	1/1/51	3,150	2,886
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	5,250	5,327
	Baxalta Inc.	3.600%	6/23/22	3,605	3,716
	Baxalta Inc.	4.000%	6/23/25	8,678	9,578
	Baxalta Inc.	5.250%	6/23/45	4,188	5,228
	Baxter International Inc.	1.700%	8/15/21	3,675	3,688
	Baxter International Inc.	2.600%	8/15/26	2,025	2,144
[3,7]	Baxter International Inc.	3.950%	4/1/30	6,025	6,736
[3,7]	Baxter International Inc.	1.730%	4/1/31	7,800	7,292
	Baxter International Inc.	3.500%	8/15/46	5,725	5,840
[3]	BayCare Health System Inc.	3.831%	11/15/50	1,500	1,704
[3]	Baylor Scott & White Holdings	1.777%	11/15/30	3,310	3,146
	Baylor Scott & White Holdings	4.185%	11/15/45	4,230	4,933
[3]	Baylor Scott & White Holdings	2.839%	11/15/50	10,475	9,798
	Becton Dickinson & Co.	2.894%	6/6/22	17,609	18,050
	Becton Dickinson & Co.	3.300%	3/1/23	3,000	3,122
	Becton Dickinson & Co.	3.875%	5/15/24	1,231	1,323
	Becton Dickinson & Co.	3.363%	6/6/24	16,062	17,207
	Becton Dickinson & Co.	3.734%	12/15/24	13,479	14,645
	Becton Dickinson & Co.	3.700%	6/6/27	20,860	22,959
	Becton Dickinson & Co.	2.823%	5/20/30	3,840	3,914
	Becton Dickinson & Co.	1.957%	2/11/31	10,000	9,502
	Becton Dickinson & Co.	4.875%	5/15/44	940	1,070
	Becton Dickinson & Co.	4.685%	12/15/44	9,915	11,675
	Becton Dickinson & Co.	4.669%	6/6/47	13,895	16,477
	Becton Dickinson & Co.	3.794%	5/20/50	5,000	5,295
	Biogen Inc.	3.625%	9/15/22	11,316	11,816
	Biogen Inc.	4.050%	9/15/25	24,320	27,004
	Biogen Inc.	2.250%	5/1/30	24,575	23,738
	Biogen Inc.	3.150%	5/1/50	13,809	12,703

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,7]	Biogen Inc.	3.250%	2/15/51	18,380	17,418
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	3,443	3,713
[3]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	2,725	2,624
[3]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	3,250	3,182
	Boston Scientific Corp.	3.375%	5/15/22	1,487	1,535
	Boston Scientific Corp.	3.450%	3/1/24	8,370	8,977
	Boston Scientific Corp.	3.850%	5/15/25	5,075	5,593
	Boston Scientific Corp.	1.900%	6/1/25	5,700	5,847
	Boston Scientific Corp.	3.750%	3/1/26	26,753	29,489
	Boston Scientific Corp.	4.000%	3/1/29	15,115	16,745
	Boston Scientific Corp.	2.650%	6/1/30	9,425	9,458
	Boston Scientific Corp.	7.000%	11/15/35	5,295	7,313
	Boston Scientific Corp.	4.550%	3/1/39	8,175	9,527
	Boston Scientific Corp.	7.375%	1/15/40	1,150	1,743
	Boston Scientific Corp.	4.700%	3/1/49	15,545	18,951
	Bristol-Myers Squibb Co.	2.600%	5/16/22	6,325	6,479
	Bristol-Myers Squibb Co.	2.000%	8/1/22	7,950	8,129
	Bristol-Myers Squibb Co.	3.250%	8/15/22	5,000	5,186
	Bristol-Myers Squibb Co.	3.550%	8/15/22	14,987	15,628
	Bristol-Myers Squibb Co.	2.750%	2/15/23	9,365	9,753
	Bristol-Myers Squibb Co.	3.250%	11/1/23	4,250	4,543
	Bristol-Myers Squibb Co.	0.537%	11/13/23	12,614	12,624
	Bristol-Myers Squibb Co.	2.900%	7/26/24	51,635	55,229
	Bristol-Myers Squibb Co.	3.875%	8/15/25	43,749	48,431
	Bristol-Myers Squibb Co.	0.750%	11/13/25	8,500	8,347
	Bristol-Myers Squibb Co.	3.200%	6/15/26	44,750	48,633
	Bristol-Myers Squibb Co.	1.125%	11/13/27	6,585	6,356
	Bristol-Myers Squibb Co.	3.450%	11/15/27	15,341	16,784
	Bristol-Myers Squibb Co.	3.900%	2/20/28	21,583	24,192
	Bristol-Myers Squibb Co.	3.400%	7/26/29	40,212	43,773
	Bristol-Myers Squibb Co.	1.450%	11/13/30	7,000	6,448
	Bristol-Myers Squibb Co.	4.125%	6/15/39	15,175	17,637
	Bristol-Myers Squibb Co.	2.350%	11/13/40	7,000	6,337
	Bristol-Myers Squibb Co.	3.250%	8/1/42	10,865	11,046
	Bristol-Myers Squibb Co.	5.000%	8/15/45	12,948	16,451
	Bristol-Myers Squibb Co.	4.350%	11/15/47	13,950	16,587
	Bristol-Myers Squibb Co.	4.550%	2/20/48	19,598	24,004
	Bristol-Myers Squibb Co.	4.250%	10/26/49	45,446	53,530
	Bristol-Myers Squibb Co.	2.550%	11/13/50	13,500	11,695
	Cardinal Health Inc.	2.616%	6/15/22	8,550	8,751
	Cardinal Health Inc.	3.200%	6/15/22	4,012	4,136
	Cardinal Health Inc.	3.200%	3/15/23	4,450	4,664
	Cardinal Health Inc.	3.079%	6/15/24	4,312	4,579
	Cardinal Health Inc.	3.500%	11/15/24	4,000	4,315
	Cardinal Health Inc.	3.750%	9/15/25	1,975	2,160
	Cardinal Health Inc.	3.410%	6/15/27	4,520	4,876
	Cardinal Health Inc.	4.600%	3/15/43	4,150	4,506
	Cardinal Health Inc.	4.500%	11/15/44	3,275	3,506
	Cardinal Health Inc.	4.900%	9/15/45	3,580	4,072
	Cardinal Health Inc.	4.368%	6/15/47	4,950	5,345
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	5,900	5,717
	Children's Health System of Texas	2.511%	8/15/50	4,150	3,699
[3]	Children's Hospital	2.928%	7/15/50	4,575	4,205
[3]	Children's Hospital Corp.	4.115%	1/1/47	1,575	1,868
[3]	Children's Hospital Corp.	2.585%	2/1/50	2,000	1,806
	Children's Hospital Medical Center	4.268%	5/15/44	1,050	1,225
[3]	Children's Hospital of Philadelphia	2.704%	7/1/50	4,125	3,783

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CHRISTUS Health	4.341%	7/1/28	5,100	5,753
[3]	Cigna Corp.	3.050%	11/30/22	5,500	5,705
[3]	Cigna Corp.	3.000%	7/15/23	14,000	14,693
	Cigna Corp.	3.750%	7/15/23	8,438	9,022
[3]	Cigna Corp.	3.500%	6/15/24	6,330	6,820
[3]	Cigna Corp.	3.250%	4/15/25	21,352	22,851
	Cigna Corp.	4.125%	11/15/25	7,510	8,382
[3]	Cigna Corp.	4.500%	2/25/26	19,300	21,825
	Cigna Corp.	1.250%	3/15/26	2,500	2,468
[3]	Cigna Corp.	3.400%	3/1/27	22,690	24,562
[3]	Cigna Corp.	7.875%	5/15/27	362	475
	Cigna Corp.	4.375%	10/15/28	31,571	36,035
	Cigna Corp.	2.400%	3/15/30	30,170	29,901
	Cigna Corp.	2.375%	3/15/31	6,750	6,608
	Cigna Corp.	4.800%	8/15/38	26,555	31,634
	Cigna Corp.	3.200%	3/15/40	10,600	10,552
[3]	Cigna Corp.	6.125%	11/15/41	4,034	5,404
[3]	Cigna Corp.	5.375%	2/15/42	550	640
[3]	Cigna Corp.	4.800%	7/15/46	13,715	16,235
[3]	Cigna Corp.	3.875%	10/15/47	8,154	8,474
	Cigna Corp.	4.900%	12/15/48	24,015	29,439
	Cigna Corp.	3.400%	3/15/50	24,205	23,923
	Cigna Corp.	3.400%	3/15/51	13,250	13,129
[3]	City of Hope	5.623%	11/15/43	2,000	2,699
[3]	City of Hope	4.378%	8/15/48	7,375	8,579
	CommonSpirit Health	2.950%	11/1/22	3,225	3,345
	CommonSpirit Health	2.760%	10/1/24	5,000	5,295
	CommonSpirit Health	1.547%	10/1/25	3,285	3,306
	CommonSpirit Health	3.347%	10/1/29	7,925	8,405
	CommonSpirit Health	2.782%	10/1/30	3,375	3,396
[3]	CommonSpirit Health	4.350%	11/1/42	8,635	9,550
	CommonSpirit Health	3.817%	10/1/49	6,270	6,654
	CommonSpirit Health	4.187%	10/1/49	10,300	11,113
	CommonSpirit Health	3.910%	10/1/50	4,615	4,702
[3]	Community Health Network Inc.	3.099%	5/1/50	8,000	7,428
[3]	Cottage Health Obligated Group	3.304%	11/1/49	5,185	5,291
	CVS Health Corp.	3.500%	7/20/22	12,345	12,766
	CVS Health Corp.	2.750%	12/1/22	10,490	10,822
	CVS Health Corp.	4.750%	12/1/22	9,000	9,523
	CVS Health Corp.	3.700%	3/9/23	35,063	37,154
	CVS Health Corp.	3.375%	8/12/24	16,365	17,562
	CVS Health Corp.	3.875%	7/20/25	39,564	43,722
	CVS Health Corp.	2.875%	6/1/26	18,860	19,952
	CVS Health Corp.	3.000%	8/15/26	7,000	7,457
	CVS Health Corp.	3.625%	4/1/27	6,100	6,702
	CVS Health Corp.	1.300%	8/21/27	27,339	26,327
	CVS Health Corp.	4.300%	3/25/28	76,745	86,867
	CVS Health Corp.	3.250%	8/15/29	34,630	36,372
	CVS Health Corp.	3.750%	4/1/30	18,347	20,003
	CVS Health Corp.	1.750%	8/21/30	16,925	15,723
	CVS Health Corp.	1.875%	2/28/31	10,000	9,381
	CVS Health Corp.	4.875%	7/20/35	8,475	9,967
	CVS Health Corp.	4.780%	3/25/38	50,600	59,680
	CVS Health Corp.	6.125%	9/15/39	3,950	5,272
	CVS Health Corp.	4.125%	4/1/40	18,475	20,295
	CVS Health Corp.	2.700%	8/21/40	11,350	10,478
	CVS Health Corp.	5.300%	12/5/43	11,043	13,573
	CVS Health Corp.	5.125%	7/20/45	33,835	41,423

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	5.050%	3/25/48	92,730	113,797
	CVS Health Corp.	4.250%	4/1/50	3,900	4,411
	Danaher Corp.	3.350%	9/15/25	4,300	4,666
	Danaher Corp.	4.375%	9/15/45	4,975	5,764
	Danaher Corp.	2.600%	10/1/50	11,850	10,461
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/48	3,100	3,427
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,500	6,767
	DH Europe Finance II Sarl	2.050%	11/15/22	11,115	11,392
	DH Europe Finance II Sarl	2.200%	11/15/24	9,727	10,126
	DH Europe Finance II Sarl	2.600%	11/15/29	12,000	12,233
	DH Europe Finance II Sarl	3.250%	11/15/39	9,480	9,626
	DH Europe Finance II Sarl	3.400%	11/15/49	1,000	1,010
	Dignity Health	3.125%	11/1/22	950	982
	Dignity Health	3.812%	11/1/24	5,150	5,563
	Dignity Health	4.500%	11/1/42	6,000	6,830
	Dignity Health	5.267%	11/1/64	1,075	1,327
[3]	Duke University Health System Inc.	3.920%	6/1/47	4,300	4,864
	Edwards Lifesciences Corp.	4.300%	6/15/28	4,750	5,335
	Eli Lilly & Co.	2.350%	5/15/22	6,533	6,686
	Eli Lilly & Co.	2.750%	6/1/25	3,158	3,361
	Eli Lilly & Co.	3.375%	3/15/29	11,775	12,935
	Eli Lilly & Co.	3.950%	3/15/49	29,628	33,368
	Eli Lilly & Co.	2.250%	5/15/50	16,237	13,856
	Eli Lilly & Co.	4.150%	3/15/59	5,525	6,544
	Eli Lilly & Co.	2.500%	9/15/60	9,700	8,239
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	2,000	2,157
	Gilead Sciences Inc.	3.250%	9/1/22	8,635	8,929
	Gilead Sciences Inc.	2.500%	9/1/23	17,775	18,534
	Gilead Sciences Inc.	0.750%	9/29/23	8,000	8,000
	Gilead Sciences Inc.	3.700%	4/1/24	6,216	6,695
	Gilead Sciences Inc.	3.500%	2/1/25	3,809	4,122
	Gilead Sciences Inc.	3.650%	3/1/26	24,046	26,401
	Gilead Sciences Inc.	2.950%	3/1/27	15,100	16,041
	Gilead Sciences Inc.	1.200%	10/1/27	4,500	4,297
	Gilead Sciences Inc.	1.650%	10/1/30	6,000	5,603
	Gilead Sciences Inc.	4.600%	9/1/35	9,394	11,027
	Gilead Sciences Inc.	4.000%	9/1/36	6,425	7,077
	Gilead Sciences Inc.	2.600%	10/1/40	4,000	3,675
	Gilead Sciences Inc.	5.650%	12/1/41	8,810	11,723
	Gilead Sciences Inc.	4.800%	4/1/44	18,011	21,398
	Gilead Sciences Inc.	4.500%	2/1/45	15,825	18,490
	Gilead Sciences Inc.	4.750%	3/1/46	30,034	36,246
	Gilead Sciences Inc.	4.150%	3/1/47	21,979	24,517
	Gilead Sciences Inc.	2.800%	10/1/50	17,975	16,065
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	4,956	5,182
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	11,925	12,654
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	21,892	24,021
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	24,150	27,154
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,400	4,465
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	24,939	36,308
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	4,250	4,977
	GlaxoSmithKline Capital plc	2.850%	5/8/22	10,800	11,102
	GlaxoSmithKline Capital plc	2.875%	6/1/22	28,275	29,066
	GlaxoSmithKline Capital plc	0.534%	10/1/23	6,750	6,758
	GlaxoSmithKline Capital plc	3.000%	6/1/24	5,500	5,872
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/41	4,900	4,594
	Hackensack Meridian Health Inc.	4.211%	7/1/48	4,000	4,700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/50	4,900	4,546
	Hackensack Meridian Health Inc.	4.500%	7/1/57	2,100	2,601
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	3,205	3,132
	HCA Inc.	4.750%	5/1/23	11,816	12,732
	HCA Inc.	5.000%	3/15/24	18,690	20,769
	HCA Inc.	5.250%	4/15/25	18,743	21,390
	HCA Inc.	5.250%	6/15/26	19,522	22,426
	HCA Inc.	4.500%	2/15/27	3,975	4,452
	HCA Inc.	4.125%	6/15/29	21,024	23,232
	HCA Inc.	5.125%	6/15/39	11,085	13,302
	HCA Inc.	5.500%	6/15/47	30,650	37,814
	HCA Inc.	5.250%	6/15/49	6,500	7,946
	Humana Inc.	3.150%	12/1/22	4,825	4,998
	Humana Inc.	3.850%	10/1/24	21,575	23,558
	Humana Inc.	4.500%	4/1/25	4,105	4,598
	Humana Inc.	3.950%	3/15/27	10,450	11,646
	Humana Inc.	3.125%	8/15/29	4,600	4,796
	Humana Inc.	4.875%	4/1/30	6,150	7,186
	Humana Inc.	4.625%	12/1/42	4,730	5,482
	Humana Inc.	4.950%	10/1/44	9,205	11,076
	Humana Inc.	4.800%	3/15/47	120	144
	Humana Inc.	3.950%	8/15/49	981	1,052
	IHC Health Services Inc.	4.131%	5/15/48	3,500	4,152
	Illumina Inc.	0.550%	3/23/23	1,800	1,798
	Illumina Inc.	2.550%	3/23/31	5,000	4,955
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	5,450	6,231
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	6,000	6,354
[3]	Iowa Health System	3.665%	2/15/50	5,000	5,275
	Johns Hopkins Health System Corp.	3.837%	5/15/46	3,925	4,384
	Johnson & Johnson	2.050%	3/1/23	5,969	6,146
	Johnson & Johnson	6.730%	11/15/23	1,203	1,393
	Johnson & Johnson	3.375%	12/5/23	6,875	7,426
	Johnson & Johnson	2.625%	1/15/25	12,418	13,231
	Johnson & Johnson	0.550%	9/1/25	10,200	10,083
	Johnson & Johnson	2.450%	3/1/26	37,425	39,660
	Johnson & Johnson	2.950%	3/3/27	8,550	9,291
	Johnson & Johnson	0.950%	9/1/27	6,000	5,814
	Johnson & Johnson	2.900%	1/15/28	12,537	13,479
	Johnson & Johnson	6.950%	9/1/29	2,650	3,663
	Johnson & Johnson	1.300%	9/1/30	12,590	11,792
	Johnson & Johnson	4.950%	5/15/33	6,100	7,783
	Johnson & Johnson	4.375%	12/5/33	13,079	15,767
	Johnson & Johnson	3.550%	3/1/36	8,500	9,481
	Johnson & Johnson	3.625%	3/3/37	18,356	20,546
	Johnson & Johnson	5.950%	8/15/37	5,039	7,064
	Johnson & Johnson	3.400%	1/15/38	8,000	8,772
	Johnson & Johnson	5.850%	7/15/38	3,797	5,279
	Johnson & Johnson	2.100%	9/1/40	17,017	15,262
	Johnson & Johnson	4.500%	9/1/40	5,000	6,157
	Johnson & Johnson	4.850%	5/15/41	825	1,050
	Johnson & Johnson	4.500%	12/5/43	7,620	9,397
	Johnson & Johnson	3.700%	3/1/46	23,372	26,356
	Johnson & Johnson	3.750%	3/3/47	7,150	8,151
	Johnson & Johnson	3.500%	1/15/48	6,699	7,254
	Johnson & Johnson	2.250%	9/1/50	10,400	9,258
	Johnson & Johnson	2.450%	9/1/60	5,950	5,275
	Kaiser Foundation Hospitals	3.500%	4/1/22	1,835	1,892

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kaiser Foundation Hospitals	3.150%	5/1/27	4,900	5,360
	Kaiser Foundation Hospitals	4.875%	4/1/42	5,300	6,738
	Kaiser Foundation Hospitals	4.150%	5/1/47	12,400	14,506
[3]	Kaiser Foundation Hospitals	3.266%	11/1/49	9,150	9,423
	Koninklijke Philips NV	6.875%	3/11/38	4,600	6,747
	Koninklijke Philips NV	5.000%	3/15/42	12,775	16,223
	Laboratory Corp. of America Holdings	3.200%	2/1/22	6,075	6,215
	Laboratory Corp. of America Holdings	3.750%	8/23/22	550	570
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,550	2,741
	Laboratory Corp. of America Holdings	3.250%	9/1/24	7,500	8,011
	Laboratory Corp. of America Holdings	2.300%	12/1/24	5,625	5,876
	Laboratory Corp. of America Holdings	3.600%	2/1/25	15,186	16,382
	Laboratory Corp. of America Holdings	3.600%	9/1/27	5,275	5,780
	Laboratory Corp. of America Holdings	2.950%	12/1/29	5,775	5,946
	Laboratory Corp. of America Holdings	4.700%	2/1/45	8,760	9,918
[3]	Mass General Brigham Inc.	3.765%	7/1/48	1,000	1,095
[3]	Mass General Brigham Inc.	3.192%	7/1/49	3,275	3,271
[3]	Mass General Brigham Inc.	4.117%	7/1/55	2,550	2,915
[3]	Mass General Brigham Inc.	3.342%	7/1/60	10,400	10,576
[3]	Mayo Clinic	3.774%	11/15/43	5,125	5,647
[3]	Mayo Clinic	4.000%	11/15/47	1,875	2,196
[3]	Mayo Clinic	4.128%	11/15/52	1,150	1,379
[3,5]	Mayo Clinic	3.196%	11/15/61	6,000	5,922
	McKesson Corp.	2.700%	12/15/22	11,300	11,649
	McKesson Corp.	2.850%	3/15/23	1,500	1,555
	McKesson Corp.	3.796%	3/15/24	364	394
	McKesson Corp.	0.900%	12/3/25	14,700	14,348
	McKesson Corp.	3.950%	2/16/28	5,350	5,941
	McKesson Corp.	4.750%	5/30/29	7,275	8,442
	McKesson Corp.	6.000%	3/1/41	375	480
	McKesson Corp.	4.883%	3/15/44	1,679	1,978
[3]	McLaren Health Care Corp.	4.386%	5/15/48	3,583	4,235
[3]	MedStar Health Inc.	3.626%	8/15/49	4,000	4,130
	Medtronic Inc.	3.500%	3/15/25	9,651	10,573
	Medtronic Inc.	4.375%	3/15/35	37,819	45,373
	Medtronic Inc.	4.625%	3/15/45	13,242	16,750
	Memorial Health Services	3.447%	11/1/49	5,000	5,257
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	700	899
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	2,000	1,907
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,605	14,761
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,700	2,040
	Merck & Co. Inc.	2.350%	2/10/22	11,034	11,224
	Merck & Co. Inc.	2.400%	9/15/22	10,820	11,095
	Merck & Co. Inc.	2.800%	5/18/23	15,925	16,741
	Merck & Co. Inc.	2.900%	3/7/24	6,750	7,229
	Merck & Co. Inc.	2.750%	2/10/25	23,921	25,475
	Merck & Co. Inc.	0.750%	2/24/26	13,970	13,751
	Merck & Co. Inc.	3.400%	3/7/29	15,470	17,048
	Merck & Co. Inc.	1.450%	6/24/30	9,555	9,029
	Merck & Co. Inc.	6.500%	12/1/33	5,650	8,131
	Merck & Co. Inc.	3.900%	3/7/39	5,610	6,382
	Merck & Co. Inc.	2.350%	6/24/40	12,663	11,740
	Merck & Co. Inc.	3.600%	9/15/42	8,670	9,369
	Merck & Co. Inc.	4.150%	5/18/43	14,489	17,031
	Merck & Co. Inc.	3.700%	2/10/45	27,584	30,267
	Merck & Co. Inc.	4.000%	3/7/49	6,248	7,196
	Merck & Co. Inc.	2.450%	6/24/50	10,925	9,670
[3]	Mercy Health	4.302%	7/1/28	1,750	2,011

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Methodist Hospital	2.705%	12/1/50	4,600	4,255
[3]	MidMichigan Health	3.409%	6/1/50	2,875	2,854
[3]	Montefiore Obligated Group	5.246%	11/1/48	6,800	7,764
[3]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	2,150	2,293
[3]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	5,100	5,218
[3]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	6,200	6,087
	MultiCare Health System	2.803%	8/15/50	2,250	2,057
[3,7]	Mylan Inc.	3.125%	1/15/23	325	339
	Mylan Inc.	4.200%	11/29/23	8,205	8,842
	Mylan Inc.	4.550%	4/15/28	3,538	3,987
	Mylan Inc.	5.400%	11/29/43	4,970	5,824
	Mylan Inc.	5.200%	4/15/48	4,775	5,499
	New York & Presbyterian Hospital	2.256%	8/1/40	1,225	1,104
	New York & Presbyterian Hospital	4.024%	8/1/45	4,390	5,052
	New York & Presbyterian Hospital	4.063%	8/1/56	4,575	5,380
	New York & Presbyterian Hospital	2.606%	8/1/60	1,925	1,682
[3]	New York & Presbyterian Hospital	3.954%	8/1/19	5,685	6,108
	Northwell Healthcare Inc.	3.979%	11/1/46	7,270	7,788
	Northwell Healthcare Inc.	4.260%	11/1/47	8,325	9,286
	Northwell Healthcare Inc.	3.809%	11/1/49	4,195	4,361
	Novartis Capital Corp.	2.400%	5/17/22	24,250	24,742
	Novartis Capital Corp.	2.400%	9/21/22	5,794	5,973
	Novartis Capital Corp.	3.400%	5/6/24	15,653	16,957
	Novartis Capital Corp.	1.750%	2/14/25	4,685	4,816
	Novartis Capital Corp.	3.000%	11/20/25	15,077	16,255
	Novartis Capital Corp.	2.000%	2/14/27	5,000	5,142
	Novartis Capital Corp.	3.100%	5/17/27	10,875	11,763
	Novartis Capital Corp.	2.200%	8/14/30	18,485	18,591
	Novartis Capital Corp.	3.700%	9/21/42	5,175	5,707
	Novartis Capital Corp.	4.400%	5/6/44	15,218	18,490
	Novartis Capital Corp.	4.000%	11/20/45	14,011	16,160
	Novartis Capital Corp.	2.750%	8/14/50	10,815	10,225
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	3,210	2,850
[3]	NYU Langone Hospitals	5.750%	7/1/43	3,100	4,224
	NYU Langone Hospitals	4.784%	7/1/44	3,425	4,169
[3]	NYU Langone Hospitals	4.368%	7/1/47	4,775	5,405
[3]	NYU Langone Hospitals	3.380%	7/1/55	7,245	7,030
	Ochsner Clinic Foundation	5.897%	5/15/45	275	371
[3]	OhioHealth Corp.	3.042%	11/15/50	3,025	3,004
	Orlando Health Obligated Group	4.089%	10/1/48	2,200	2,468
	Orlando Health Obligated Group	3.327%	10/1/50	2,750	2,703
[3]	PeaceHealth Obligated Group	1.375%	11/15/25	1,830	1,830
[3]	PeaceHealth Obligated Group	4.787%	11/15/48	3,300	4,141
[3]	PeaceHealth Obligated Group	3.218%	11/15/50	5,400	5,274
	PerkinElmer Inc.	3.300%	9/15/29	11,350	11,964
	PerkinElmer Inc.	2.550%	3/15/31	6,000	5,940
	PerkinElmer Inc.	3.625%	3/15/51	3,500	3,608
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	7,600	8,089
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	6,980	7,563
	Perrigo Finance Unlimited Co.	3.150%	6/15/30	3,750	3,669
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	3,011	2,958
	Pfizer Inc.	3.000%	6/15/23	5,760	6,089
	Pfizer Inc.	3.200%	9/15/23	6,225	6,638
	Pfizer Inc.	2.950%	3/15/24	8,000	8,587
	Pfizer Inc.	3.400%	5/15/24	650	705
	Pfizer Inc.	0.800%	5/28/25	4,500	4,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	2.750%	6/3/26	18,942	20,290
	Pfizer Inc.	3.000%	12/15/26	13,225	14,380
	Pfizer Inc.	3.600%	9/15/28	8,025	8,872
	Pfizer Inc.	3.450%	3/15/29	16,800	18,431
	Pfizer Inc.	2.625%	4/1/30	14,105	14,570
	Pfizer Inc.	1.700%	5/28/30	15,925	15,210
	Pfizer Inc.	4.000%	12/15/36	10,550	11,995
	Pfizer Inc.	4.100%	9/15/38	9,275	10,627
	Pfizer Inc.	3.900%	3/15/39	6,505	7,396
	Pfizer Inc.	7.200%	3/15/39	19,540	30,404
	Pfizer Inc.	2.550%	5/28/40	8,500	8,067
	Pfizer Inc.	5.600%	9/15/40	1,700	2,307
	Pfizer Inc.	4.300%	6/15/43	8,010	9,331
	Pfizer Inc.	4.400%	5/15/44	13,075	15,584
	Pfizer Inc.	4.125%	12/15/46	11,900	13,883
	Pfizer Inc.	4.200%	9/15/48	13,152	15,295
	Pfizer Inc.	4.000%	3/15/49	5,087	5,870
	Pfizer Inc.	2.700%	5/28/50	18,775	17,508
	Pharmacia LLC	6.600%	12/1/28	5,248	6,901
[3]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	1,250	1,328
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	6,900	7,025
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	3,125	3,328
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	4,100	4,514
	Quest Diagnostics Inc.	4.250%	4/1/24	3,300	3,604
	Quest Diagnostics Inc.	3.500%	3/30/25	1,250	1,351
	Quest Diagnostics Inc.	3.450%	6/1/26	16,025	17,381
	Quest Diagnostics Inc.	4.200%	6/30/29	2,740	3,096
	Quest Diagnostics Inc.	2.950%	6/30/30	10,245	10,499
	Quest Diagnostics Inc.	2.800%	6/30/31	4,550	4,609
	Quest Diagnostics Inc.	5.750%	1/30/40	876	1,066
	Quest Diagnostics Inc.	4.700%	3/30/45	2,050	2,346
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	11,750	10,841
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	8,755	7,350
[3,7]	Royalty Pharma plc	0.750%	9/2/23	13,087	13,030
[3,7]	Royalty Pharma plc	1.200%	9/2/25	15,125	14,820
[3,7]	Royalty Pharma plc	1.750%	9/2/27	12,850	12,515
[3,7]	Royalty Pharma plc	2.200%	9/2/30	10,200	9,724
[3,7]	Royalty Pharma plc	3.300%	9/2/40	13,000	12,565
[3,7]	Royalty Pharma plc	3.550%	9/2/50	7,812	7,509
[3]	Rush Obligated Group	3.922%	11/15/29	2,875	3,210
	RWJ Barnabas Health Inc.	3.949%	7/1/46	3,500	3,805
	RWJ Barnabas Health Inc.	3.477%	7/1/49	1,400	1,417
	Sanofi	3.375%	6/19/23	15,000	15,962
	Sanofi	3.625%	6/19/28	10,775	11,991
[3]	Seattle Children's Hospital	2.719%	10/1/50	5,000	4,622
[3]	Sharp HealthCare	2.680%	8/1/50	3,000	2,703
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	44,882	47,182
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	28,636	30,832
	Smith & Nephew plc	2.032%	10/14/30	9,235	8,686
[3]	Spectrum Health System Obligated Group	3.487%	7/15/49	2,855	2,932
[3]	SSM Health Care Corp.	3.688%	6/1/23	7,600	8,050
[3]	SSM Health Care Corp.	3.823%	6/1/27	3,600	4,050

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Stanford Health Care	3.795%	11/15/48	5,075	5,643
[5]	STERIS Irish FinCo UnLtd Co.	2.700%	3/15/31	6,850	6,778
[5]	STERIS Irish FinCo UnLtd Co.	3.750%	3/15/51	13,050	13,085
	Stryker Corp.	0.600%	12/1/23	1,750	1,749
	Stryker Corp.	3.375%	5/15/24	5,425	5,827
	Stryker Corp.	1.150%	6/15/25	3,400	3,388
	Stryker Corp.	3.375%	11/1/25	6,265	6,788
	Stryker Corp.	3.500%	3/15/26	8,747	9,566
	Stryker Corp.	3.650%	3/7/28	5,300	5,832
	Stryker Corp.	1.950%	6/15/30	8,350	8,053
	Stryker Corp.	4.100%	4/1/43	3,725	4,156
	Stryker Corp.	4.375%	5/15/44	6,830	7,919
	Stryker Corp.	4.625%	3/15/46	3,440	4,157
	Stryker Corp.	2.900%	6/15/50	10,500	9,935
[3]	Sutter Health	1.321%	8/15/25	2,635	2,628
[3]	Sutter Health	3.695%	8/15/28	3,025	3,310
[3]	Sutter Health	2.294%	8/15/30	6,325	6,207
[3]	Sutter Health	3.161%	8/15/40	3,625	3,608
[3]	Sutter Health	4.091%	8/15/48	4,400	4,896
[3]	Sutter Health	3.361%	8/15/50	5,500	5,440
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	25,050	27,363
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	28,050	33,081
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	25,257	24,283
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	14,000	13,512
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	20,925	19,935
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	15,829	15,199
	Texas Health Resources	2.328%	11/15/50	3,454	2,815
[3]	Texas Health Resources	4.330%	11/15/55	925	1,123
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	10,573	11,726
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	6,075	6,650
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	9,995	10,675
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	7,600	8,163
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	8,906	9,061
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	10,095	11,753
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	4,390	5,767
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	4,600	5,386
[3]	Toledo Hospital	5.325%	11/15/28	2,935	3,382
	Toledo Hospital	5.750%	11/15/38	3,350	3,908
	Toledo Hospital	6.015%	11/15/48	3,450	4,146
[3]	Trinity Health Corp.	2.632%	12/1/40	2,500	2,338
	Trinity Health Corp.	4.125%	12/1/45	5,070	5,852
	UnitedHealth Group Inc.	2.875%	12/15/21	4,400	4,481
	UnitedHealth Group Inc.	3.350%	7/15/22	8,575	8,907
	UnitedHealth Group Inc.	2.375%	10/15/22	4,000	4,123
	UnitedHealth Group Inc.	2.750%	2/15/23	3,990	4,138
	UnitedHealth Group Inc.	2.875%	3/15/23	8,005	8,380
	UnitedHealth Group Inc.	3.500%	6/15/23	4,000	4,261
	UnitedHealth Group Inc.	2.375%	8/15/24	4,730	4,971
	UnitedHealth Group Inc.	3.750%	7/15/25	41,104	45,441
	UnitedHealth Group Inc.	3.700%	12/15/25	11,143	12,324
	UnitedHealth Group Inc.	1.250%	1/15/26	13,195	13,161
	UnitedHealth Group Inc.	3.100%	3/15/26	26,094	28,251
	UnitedHealth Group Inc.	3.450%	1/15/27	13,000	14,404
	UnitedHealth Group Inc.	3.850%	6/15/28	7,000	7,844
	UnitedHealth Group Inc.	3.875%	12/15/28	3,325	3,732
	UnitedHealth Group Inc.	2.875%	8/15/29	17,965	18,889
	UnitedHealth Group Inc.	2.000%	5/15/30	22,115	21,666
	UnitedHealth Group Inc.	5.800%	3/15/36	4,000	5,361

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	6.500%	6/15/37	1,085	1,570
	UnitedHealth Group Inc.	6.625%	11/15/37	5,100	7,495
	UnitedHealth Group Inc.	6.875%	2/15/38	13,845	20,608
	UnitedHealth Group Inc.	3.500%	8/15/39	17,505	18,866
	UnitedHealth Group Inc.	2.750%	5/15/40	15,110	14,820
	UnitedHealth Group Inc.	5.950%	2/15/41	2,700	3,723
	UnitedHealth Group Inc.	4.375%	3/15/42	1,775	2,068
	UnitedHealth Group Inc.	3.950%	10/15/42	4,900	5,531
	UnitedHealth Group Inc.	4.250%	3/15/43	10,557	12,401
	UnitedHealth Group Inc.	4.750%	7/15/45	22,738	28,527
	UnitedHealth Group Inc.	4.200%	1/15/47	24,950	29,030
	UnitedHealth Group Inc.	4.250%	4/15/47	11,935	13,773
	UnitedHealth Group Inc.	3.750%	10/15/47	3,860	4,146
	UnitedHealth Group Inc.	4.250%	6/15/48	13,053	15,141
	UnitedHealth Group Inc.	4.450%	12/15/48	9,075	10,928
	UnitedHealth Group Inc.	3.700%	8/15/49	8,000	8,483
	UnitedHealth Group Inc.	2.900%	5/15/50	9,565	9,252
	UnitedHealth Group Inc.	3.875%	8/15/59	11,931	13,132
	UnitedHealth Group Inc.	3.125%	5/15/60	8,450	8,186
[3,7]	Universal Health Services Inc.	2.650%	10/15/30	8,200	7,913
[3]	UPMC	3.600%	4/3/25	5,000	5,467
	Utah Acquisition Sub Inc.	3.950%	6/15/26	19,103	20,972
	Utah Acquisition Sub Inc.	5.250%	6/15/46	15,450	18,156
[3,7]	Viatris Inc.	1.125%	6/22/22	8,600	8,650
[3,7]	Viatris Inc.	1.650%	6/22/25	6,500	6,523
[3,7]	Viatris Inc.	2.300%	6/22/27	14,000	14,134
[3,7]	Viatris Inc.	2.700%	6/22/30	20,500	20,229
[3,7]	Viatris Inc.	3.850%	6/22/40	21,025	21,507
[3,7]	Viatris Inc.	4.000%	6/22/50	30,408	31,000
[3]	West Virginia United Health System Obligated Group	3.129%	6/1/50	3,900	3,663
[3]	Willis-Knighton Medical Center	4.813%	9/1/48	2,925	3,539
[3]	Willis-Knighton Medical Center	3.065%	3/1/51	7,400	7,007
	Wyeth LLC	7.250%	3/1/23	2,000	2,257
	Wyeth LLC	6.450%	2/1/24	10,991	12,742
	Wyeth LLC	6.500%	2/1/34	14,080	20,083
	Wyeth LLC	6.000%	2/15/36	1,680	2,298
	Wyeth LLC	5.950%	4/1/37	17,010	23,676
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	4,075	3,534
	Zeneca Wilmington Inc.	7.000%	11/15/23	5,100	5,929
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	8,400	8,581
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	2,425	2,560
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	16,070	17,401
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	2,250	2,906
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	6,710	7,408
	Zoetis Inc.	3.250%	2/1/23	16,023	16,702
	Zoetis Inc.	4.500%	11/13/25	8,925	10,114
	Zoetis Inc.	3.000%	9/12/27	11,040	11,729
	Zoetis Inc.	3.900%	8/20/28	4,950	5,497
	Zoetis Inc.	2.000%	5/15/30	14,870	14,239
	Zoetis Inc.	4.700%	2/1/43	10,790	12,983
	Zoetis Inc.	3.950%	9/12/47	4,375	4,823
	Zoetis Inc.	4.450%	8/20/48	3,700	4,406
	Zoetis Inc.	3.000%	5/15/50	2,775	2,668
					7,648,546
Industrials (2.3%)
[3]	3M Co.	2.000%	6/26/22	1,982	2,023
	3M Co.	1.750%	2/14/23	5,300	5,436

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	3M Co.	2.250%	3/15/23	2,050	2,122
[3]	3M Co.	3.250%	2/14/24	3,075	3,313
	3M Co.	2.000%	2/14/25	6,425	6,674
	3M Co.	2.650%	4/15/25	11,674	12,392
	3M Co.	2.875%	10/15/27	5,150	5,520
[3]	3M Co.	3.625%	9/14/28	9,136	10,169
[3]	3M Co.	3.375%	3/1/29	8,725	9,396
	3M Co.	2.375%	8/26/29	8,375	8,530
	3M Co.	3.050%	4/15/30	6,855	7,268
[3]	3M Co.	3.875%	6/15/44	1,000	1,098
[3]	3M Co.	3.125%	9/19/46	11,425	11,231
[3]	3M Co.	3.625%	10/15/47	8,625	9,244
[3]	3M Co.	4.000%	9/14/48	7,550	8,557
	3M Co.	3.250%	8/26/49	4,809	4,880
	3M Co.	3.700%	4/15/50	11,465	12,446
	ABB Finance USA Inc.	2.875%	5/8/22	8,285	8,516
	Acuity Brands Lighting Inc.	2.150%	12/15/30	3,875	3,665
	Agilent Technologies Inc.	2.300%	3/12/31	10,000	9,725
	Allegion plc	3.500%	10/1/29	3,455	3,622
	Allegion US Holding Co. Inc.	3.200%	10/1/24	2,053	2,177
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,100	3,283
[3]	American Airlines Pass-Through Trust Class A Series 2016-3	3.250%	10/15/28	1,828	1,759
[3]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	801	807
[3]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	2,475	2,488
[3]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	4,339	4,307
[3]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	5,761	5,691
[3]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	2,254	2,273
[3]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	4,756	4,720
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	3,050	3,016
	Amphenol Corp.	2.050%	3/1/25	6,244	6,431
	Amphenol Corp.	4.350%	6/1/29	4,000	4,506
	Amphenol Corp.	2.800%	2/15/30	2,405	2,457
	Boeing Co.	2.125%	3/1/22	5,075	5,137
	Boeing Co.	2.700%	5/1/22	4,425	4,519
	Boeing Co.	1.167%	2/4/23	13,000	13,038
	Boeing Co.	2.800%	3/1/23	7,820	8,104
	Boeing Co.	4.508%	5/1/23	30,095	32,232
	Boeing Co.	1.875%	6/15/23	6,100	6,211
	Boeing Co.	1.950%	2/1/24	8,500	8,707
	Boeing Co.	1.433%	2/4/24	23,000	23,019
	Boeing Co.	2.800%	3/1/24	2,000	2,084
	Boeing Co.	2.850%	10/30/24	4,740	4,958
	Boeing Co.	2.500%	3/1/25	1,672	1,713
	Boeing Co.	4.875%	5/1/25	36,905	41,108
	Boeing Co.	7.250%	6/15/25	325	391
	Boeing Co.	2.750%	2/1/26	6,000	6,158
	Boeing Co.	2.196%	2/4/26	58,600	58,305
	Boeing Co.	3.100%	5/1/26	4,875	5,080
	Boeing Co.	2.250%	6/15/26	4,025	4,029
	Boeing Co.	2.700%	2/1/27	7,965	8,074
	Boeing Co.	2.800%	3/1/27	8,800	8,944

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	5.040%	5/1/27	20,260	22,991
	Boeing Co.	3.250%	2/1/28	9,250	9,548
	Boeing Co.	3.250%	3/1/28	2,926	2,993
	Boeing Co.	3.450%	11/1/28	3,092	3,183
	Boeing Co.	2.950%	2/1/30	4,905	4,848
	Boeing Co.	5.150%	5/1/30	46,490	53,510
	Boeing Co.	3.625%	2/1/31	14,475	15,071
	Boeing Co.	6.125%	2/15/33	5,775	7,032
	Boeing Co.	3.600%	5/1/34	18,041	18,033
	Boeing Co.	3.250%	2/1/35	11,075	10,715
	Boeing Co.	6.625%	2/15/38	1,000	1,255
	Boeing Co.	3.550%	3/1/38	2,322	2,236
	Boeing Co.	3.500%	3/1/39	8,415	8,014
	Boeing Co.	6.875%	3/15/39	5,430	7,240
	Boeing Co.	5.875%	2/15/40	3,905	4,722
	Boeing Co.	5.705%	5/1/40	33,635	41,148
	Boeing Co.	3.375%	6/15/46	7,000	6,203
	Boeing Co.	3.650%	3/1/47	6,800	6,166
	Boeing Co.	3.850%	11/1/48	2,903	2,809
	Boeing Co.	3.900%	5/1/49	8,345	8,077
	Boeing Co.	3.750%	2/1/50	10,900	10,402
	Boeing Co.	5.805%	5/1/50	56,020	70,619
	Boeing Co.	3.825%	3/1/59	2,300	2,133
	Boeing Co.	3.950%	8/1/59	3,000	2,882
	Boeing Co.	5.930%	5/1/60	39,030	49,972
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	6,360	6,560
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	6,190	6,459
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	9,785	10,492
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	9,983	10,815
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	8,460	9,156
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,300	13,217
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	3,200	3,512
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	4,132	5,209
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	14,050	15,228
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,650	2,277
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	8,775	11,780
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	5,600	6,958
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	5,225	6,745
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	3,680	4,540
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	7,304	8,460
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	9,591	11,116
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	9,803	11,558
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	7,337	9,354
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	7,380	9,233
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,305	7,490
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	11,241	12,709
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	7,722	9,456
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	8,975	9,781
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	3,135	3,521
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	11,915	13,264
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	14,195	16,073
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	9,575	9,291
[5]	Burlington Northern Santa Fe LLC	3.300%	9/15/51	14,425	14,378
	Canadian National Railway Co.	2.850%	12/15/21	13,385	13,537
	Canadian National Railway Co.	2.950%	11/21/24	1,319	1,412
	Canadian National Railway Co.	2.750%	3/1/26	1,800	1,909
	Canadian National Railway Co.	6.900%	7/15/28	300	396
	Canadian National Railway Co.	6.250%	8/1/34	1,370	1,916

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian National Railway Co.	6.200%	6/1/36	5,425	7,418
	Canadian National Railway Co.	6.375%	11/15/37	145	207
	Canadian National Railway Co.	3.200%	8/2/46	9,400	9,447
	Canadian National Railway Co.	3.650%	2/3/48	15,785	17,102
	Canadian National Railway Co.	4.450%	1/20/49	2,360	2,898
	Canadian National Railway Co.	2.450%	5/1/50	15,161	13,268
	Canadian Pacific Railway Co.	4.500%	1/15/22	3,291	3,388
	Canadian Pacific Railway Co.	4.450%	3/15/23	4,630	4,917
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,625	5,965
	Canadian Pacific Railway Co.	4.000%	6/1/28	3,000	3,346
	Canadian Pacific Railway Co.	2.050%	3/5/30	10,100	9,743
	Canadian Pacific Railway Co.	7.125%	10/15/31	2,431	3,369
	Canadian Pacific Railway Co.	5.750%	3/15/33	100	128
	Canadian Pacific Railway Co.	4.800%	9/15/35	2,900	3,476
	Canadian Pacific Railway Co.	5.950%	5/15/37	11,860	15,878
	Canadian Pacific Railway Co.	4.800%	8/1/45	100	122
	Canadian Pacific Railway Co.	6.125%	9/15/15	10,100	14,756
	Carrier Global Corp.	2.242%	2/15/25	17,395	17,974
	Carrier Global Corp.	2.493%	2/15/27	11,725	12,184
	Carrier Global Corp.	2.722%	2/15/30	28,474	28,706
	Carrier Global Corp.	2.700%	2/15/31	2,148	2,143
	Carrier Global Corp.	3.377%	4/5/40	17,210	17,160
	Carrier Global Corp.	3.577%	4/5/50	21,652	21,384
[3]	Caterpillar Financial Services Corp.	2.950%	2/26/22	8,050	8,240
[3]	Caterpillar Financial Services Corp.	0.950%	5/13/22	13,321	13,428
[3]	Caterpillar Financial Services Corp.	2.850%	6/1/22	1,604	1,649
[3]	Caterpillar Financial Services Corp.	2.400%	6/6/22	7,000	7,164
[3]	Caterpillar Financial Services Corp.	1.950%	11/18/22	15,520	15,918
[3]	Caterpillar Financial Services Corp.	2.550%	11/29/22	8,000	8,289
	Caterpillar Financial Services Corp.	0.250%	3/1/23	10,000	9,996
[3]	Caterpillar Financial Services Corp.	2.625%	3/1/23	1,100	1,146
[3]	Caterpillar Financial Services Corp.	3.450%	5/15/23	5,350	5,687
	Caterpillar Financial Services Corp.	0.650%	7/7/23	4,625	4,638
[3]	Caterpillar Financial Services Corp.	0.450%	9/14/23	13,000	12,977
[3]	Caterpillar Financial Services Corp.	3.650%	12/7/23	3,000	3,243
[3]	Caterpillar Financial Services Corp.	2.850%	5/17/24	4,100	4,371
[3]	Caterpillar Financial Services Corp.	3.300%	6/9/24	7,175	7,751
[3]	Caterpillar Financial Services Corp.	2.150%	11/8/24	2,749	2,873
[3]	Caterpillar Financial Services Corp.	3.250%	12/1/24	6,320	6,843
[3]	Caterpillar Financial Services Corp.	1.450%	5/15/25	4,400	4,466
[3]	Caterpillar Financial Services Corp.	0.800%	11/13/25	16,945	16,620
	Caterpillar Financial Services Corp.	0.900%	3/2/26	10,000	9,814
	Caterpillar Financial Services Corp.	2.400%	8/9/26	6,800	7,126
[3]	Caterpillar Financial Services Corp.	1.100%	9/14/27	3,750	3,606
	Caterpillar Inc.	3.400%	5/15/24	3,500	3,776
	Caterpillar Inc.	2.600%	4/9/30	19,806	20,252
	Caterpillar Inc.	1.900%	3/12/31	5,000	4,808
	Caterpillar Inc.	5.300%	9/15/35	7,100	9,172
	Caterpillar Inc.	6.050%	8/15/36	9,241	12,706
	Caterpillar Inc.	5.200%	5/27/41	5,147	6,658
	Caterpillar Inc.	3.803%	8/15/42	11,854	13,262
	Caterpillar Inc.	4.300%	5/15/44	2,830	3,346
	Caterpillar Inc.	3.250%	9/19/49	17,771	18,203
	Caterpillar Inc.	3.250%	4/9/50	10,100	10,199
	Caterpillar Inc.	4.750%	5/15/64	2,575	3,348
	CH Robinson Worldwide Inc.	4.200%	4/15/28	4,175	4,693
	CNH Industrial Capital LLC	4.375%	4/5/22	2,750	2,849
	CNH Industrial Capital LLC	1.950%	7/2/23	3,075	3,153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CNH Industrial Capital LLC	4.200%	1/15/24	11,865	12,900
	CNH Industrial Capital LLC	1.875%	1/15/26	10,200	10,291
	CNH Industrial NV	4.500%	8/15/23	5,025	5,439
[3]	CNH Industrial NV	3.850%	11/15/27	4,500	4,977
[3]	Continental Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	4,914	5,125
[3]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	894	920
	Crane Co.	4.450%	12/15/23	5,690	6,183
	Crane Co.	4.200%	3/15/48	3,925	3,930
	CSX Corp.	3.400%	8/1/24	4,000	4,322
	CSX Corp.	3.350%	11/1/25	5,400	5,872
	CSX Corp.	2.600%	11/1/26	6,400	6,767
	CSX Corp.	3.250%	6/1/27	12,250	13,265
	CSX Corp.	3.800%	3/1/28	18,350	20,233
	CSX Corp.	4.250%	3/15/29	15,539	17,653
	CSX Corp.	2.400%	2/15/30	11,965	12,033
	CSX Corp.	6.000%	10/1/36	150	201
	CSX Corp.	6.150%	5/1/37	4,600	6,283
	CSX Corp.	6.220%	4/30/40	7,279	10,093
	CSX Corp.	5.500%	4/15/41	5,700	7,342
	CSX Corp.	4.750%	5/30/42	790	946
	CSX Corp.	4.100%	3/15/44	8,325	9,214
	CSX Corp.	3.800%	11/1/46	5,240	5,538
	CSX Corp.	4.300%	3/1/48	10,325	11,752
	CSX Corp.	4.750%	11/15/48	3,500	4,209
	CSX Corp.	4.500%	3/15/49	15,133	17,510
	CSX Corp.	3.800%	4/15/50	12,625	13,422
	CSX Corp.	2.500%	5/15/51	9,500	7,987
	CSX Corp.	4.500%	8/1/54	1,300	1,525
	CSX Corp.	4.250%	11/1/66	6,625	7,512
	CSX Corp.	4.650%	3/1/68	3,145	3,800
	Cummins Inc.	3.650%	10/1/23	2,790	2,988
	Cummins Inc.	0.750%	9/1/25	2,500	2,459
	Cummins Inc.	1.500%	9/1/30	6,600	6,131
	Cummins Inc.	4.875%	10/1/43	7,390	9,282
	Cummins Inc.	2.600%	9/1/50	4,050	3,621
	Deere & Co.	2.600%	6/8/22	6,165	6,298
	Deere & Co.	2.750%	4/15/25	1,263	1,345
	Deere & Co.	5.375%	10/16/29	6,170	7,638
	Deere & Co.	3.100%	4/15/30	4,138	4,405
	Deere & Co.	3.900%	6/9/42	7,237	8,156
	Deere & Co.	2.875%	9/7/49	5,000	4,813
	Deere & Co.	3.750%	4/15/50	10,906	12,219
[3,7]	Delta Air Lines Inc.	7.000%	5/1/25	10,000	11,513
[3]	Delta Air Lines Pass-Through Trust Class A Series 2007-1	6.821%	8/10/22	4,922	5,098
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2015-1	3.625%	7/30/27	799	845
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	4,000	4,129
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	7,761	7,782
	Dover Corp.	3.150%	11/15/25	5,900	6,340
	Dover Corp.	2.950%	11/4/29	2,600	2,710
	Dover Corp.	5.375%	10/15/35	300	371
	Dover Corp.	6.600%	3/15/38	2,050	2,722
	Dover Corp.	5.375%	3/1/41	2,220	2,690
	Eaton Corp.	2.750%	11/2/22	12,994	13,473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eaton Corp.	3.103%	9/15/27	7,765	8,348
	Eaton Corp.	4.000%	11/2/32	7,729	8,740
	Eaton Corp.	4.150%	11/2/42	3,011	3,402
	Eaton Corp.	3.915%	9/15/47	4,950	5,367
	Emerson Electric Co.	2.625%	12/1/21	11,025	11,180
	Emerson Electric Co.	2.625%	2/15/23	3,500	3,629
	Emerson Electric Co.	3.150%	6/1/25	1,800	1,941
	Emerson Electric Co.	0.875%	10/15/26	12,545	12,159
	Emerson Electric Co.	1.800%	10/15/27	9,550	9,585
	Emerson Electric Co.	1.950%	10/15/30	4,250	4,139
	Emerson Electric Co.	5.250%	11/15/39	440	572
	Emerson Electric Co.	2.750%	10/15/50	6,175	5,636
	FedEx Corp.	2.625%	8/1/22	7,317	7,529
	FedEx Corp.	3.200%	2/1/25	3,500	3,767
	FedEx Corp.	3.800%	5/15/25	7,000	7,702
	FedEx Corp.	3.250%	4/1/26	3,637	3,924
	FedEx Corp.	3.300%	3/15/27	3,775	4,077
	FedEx Corp.	3.400%	2/15/28	10,000	10,773
	FedEx Corp.	3.100%	8/5/29	16,125	16,827
	FedEx Corp.	4.250%	5/15/30	6,300	7,158
	FedEx Corp.	4.900%	1/15/34	1,700	2,045
	FedEx Corp.	3.900%	2/1/35	4,100	4,473
	FedEx Corp.	3.875%	8/1/42	275	288
	FedEx Corp.	4.100%	4/15/43	2,275	2,447
	FedEx Corp.	5.100%	1/15/44	8,447	10,253
	FedEx Corp.	4.750%	11/15/45	13,900	16,035
	FedEx Corp.	4.550%	4/1/46	16,199	18,361
	FedEx Corp.	4.400%	1/15/47	9,400	10,468
	FedEx Corp.	4.050%	2/15/48	10,500	11,258
	FedEx Corp.	4.950%	10/17/48	9,578	11,698
	FedEx Corp.	5.250%	5/15/50	17,281	22,002
	FedEx Corp.	4.500%	2/1/65	785	846
[3]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	16,108	15,508
	Flowserve Corp.	3.500%	9/15/22	12,705	13,096
	Flowserve Corp.	4.000%	11/15/23	4,575	4,808
	Flowserve Corp.	3.500%	10/1/30	3,920	3,979
	Fortive Corp.	3.150%	6/15/26	7,547	8,145
	Fortive Corp.	4.300%	6/15/46	6,250	6,998
	General Dynamics Corp.	2.250%	11/15/22	4,722	4,847
	General Dynamics Corp.	3.375%	5/15/23	8,500	9,018
	General Dynamics Corp.	1.875%	8/15/23	18,200	18,796
	General Dynamics Corp.	2.375%	11/15/24	5,019	5,299
	General Dynamics Corp.	3.250%	4/1/25	8,314	8,991
	General Dynamics Corp.	3.500%	5/15/25	9,993	10,916
	General Dynamics Corp.	2.125%	8/15/26	8,000	8,291
	General Dynamics Corp.	3.500%	4/1/27	3,815	4,206
	General Dynamics Corp.	2.625%	11/15/27	10,440	11,048
	General Dynamics Corp.	3.750%	5/15/28	7,135	7,950
	General Dynamics Corp.	3.625%	4/1/30	11,994	13,227
	General Dynamics Corp.	4.250%	4/1/40	6,400	7,487
	General Dynamics Corp.	3.600%	11/15/42	3,689	3,981
	General Dynamics Corp.	4.250%	4/1/50	5,980	7,151
[3]	General Electric Co.	3.150%	9/7/22	7,206	7,476
[3]	General Electric Co.	3.100%	1/9/23	3,973	4,144
[3]	General Electric Co.	3.450%	5/15/24	4,892	5,250
	General Electric Co.	3.450%	5/1/27	9,950	10,816
	General Electric Co.	3.625%	5/1/30	18,455	19,837

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	General Electric Co.	6.750%	3/15/32	24,809	32,857
[3]	General Electric Co.	6.150%	8/7/37	10,296	13,298
[3]	General Electric Co.	5.875%	1/14/38	26,675	34,461
[3]	General Electric Co.	6.875%	1/10/39	18,378	25,737
	General Electric Co.	4.250%	5/1/40	26,104	28,642
	General Electric Co.	4.125%	10/9/42	14,492	15,325
	General Electric Co.	4.500%	3/11/44	4,100	4,530
	General Electric Co.	4.350%	5/1/50	39,125	43,434
	Honeywell International Inc.	2.150%	8/8/22	3,500	3,582
	Honeywell International Inc.	0.483%	8/19/22	6,000	6,003
	Honeywell International Inc.	3.350%	12/1/23	10,140	10,934
	Honeywell International Inc.	2.300%	8/15/24	7,425	7,833
	Honeywell International Inc.	1.350%	6/1/25	16,993	17,232
	Honeywell International Inc.	2.500%	11/1/26	14,375	15,251
	Honeywell International Inc.	2.700%	8/15/29	4,901	5,110
	Honeywell International Inc.	1.950%	6/1/30	24,660	24,265
	Honeywell International Inc.	5.700%	3/15/36	4,705	6,244
	Honeywell International Inc.	5.700%	3/15/37	4,945	6,464
	Honeywell International Inc.	5.375%	3/1/41	6,045	7,972
	Honeywell International Inc.	3.812%	11/21/47	1,800	1,993
	Honeywell International Inc.	2.800%	6/1/50	8,625	8,186
	Hubbell Inc.	3.350%	3/1/26	2,800	3,007
	Hubbell Inc.	3.150%	8/15/27	3,425	3,667
	Hubbell Inc.	3.500%	2/15/28	4,645	4,969
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	3,500	3,819
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,608	4,988
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	7,100	7,865
	IDEX Corp.	3.000%	5/1/30	2,995	3,082
	Illinois Tool Works Inc.	3.375%	9/15/21	2,895	2,917
	Illinois Tool Works Inc.	3.500%	3/1/24	7,912	8,529
	Illinois Tool Works Inc.	2.650%	11/15/26	14,550	15,479
	Illinois Tool Works Inc.	4.875%	9/15/41	350	443
	Illinois Tool Works Inc.	3.900%	9/1/42	10,803	12,282
	JB Hunt Transport Services Inc.	3.300%	8/15/22	6,000	6,208
	JB Hunt Transport Services Inc.	3.875%	3/1/26	9,500	10,489
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	4,875	5,259
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	9,634	9,574
[3]	John Deere Capital Corp.	3.900%	7/12/21	8,268	8,346
[3]	John Deere Capital Corp.	2.650%	1/6/22	7,350	7,476
[3]	John Deere Capital Corp.	2.750%	3/15/22	2,250	2,305
[3]	John Deere Capital Corp.	2.150%	9/8/22	10,350	10,630
[3]	John Deere Capital Corp.	2.700%	1/6/23	300	312
[3]	John Deere Capital Corp.	0.250%	1/17/23	4,900	4,902
	John Deere Capital Corp.	2.800%	1/27/23	7,615	7,945
[3]	John Deere Capital Corp.	2.800%	3/6/23	10,950	11,472
[3]	John Deere Capital Corp.	3.450%	6/7/23	800	851
[3]	John Deere Capital Corp.	0.700%	7/5/23	8,550	8,609
[3]	John Deere Capital Corp.	0.400%	10/10/23	3,500	3,501
	John Deere Capital Corp.	3.650%	10/12/23	6,341	6,841
[3]	John Deere Capital Corp.	0.450%	1/17/24	10,000	9,992
[3]	John Deere Capital Corp.	2.600%	3/7/24	3,000	3,172
[3]	John Deere Capital Corp.	3.350%	6/12/24	9,931	10,756
[3]	John Deere Capital Corp.	2.650%	6/24/24	4,421	4,700
[3]	John Deere Capital Corp.	2.050%	1/9/25	11,150	11,584
[3]	John Deere Capital Corp.	3.450%	3/13/25	10,705	11,704
[3]	John Deere Capital Corp.	3.400%	9/11/25	1,750	1,914

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	John Deere Capital Corp.	0.700%	1/15/26	10,000	9,756
[3]	John Deere Capital Corp.	2.650%	6/10/26	4,200	4,464
[3]	John Deere Capital Corp.	2.250%	9/14/26	7,865	8,239
[3]	John Deere Capital Corp.	1.750%	3/9/27	4,300	4,341
[3]	John Deere Capital Corp.	2.800%	9/8/27	8,100	8,589
[3]	John Deere Capital Corp.	3.050%	1/6/28	7,700	8,240
[3]	John Deere Capital Corp.	1.500%	3/6/28	5,500	5,357
[3]	John Deere Capital Corp.	3.450%	3/7/29	4,475	4,903
[3]	John Deere Capital Corp.	2.800%	7/18/29	5,575	5,843
[3]	John Deere Capital Corp.	2.450%	1/9/30	8,380	8,541
	John Deere Capital Corp.	1.450%	1/15/31	9,200	8,509
[3]	Johnson Controls International plc	3.625%	7/2/24	4,302	4,653
[3]	Johnson Controls International plc	3.900%	2/14/26	4,082	4,517
	Johnson Controls International plc	1.750%	9/15/30	7,575	7,100
[3]	Johnson Controls International plc	6.000%	1/15/36	954	1,262
[3]	Johnson Controls International plc	4.625%	7/2/44	7,850	9,235
[3]	Johnson Controls International plc	5.125%	9/14/45	2,045	2,548
	Johnson Controls International plc	4.500%	2/15/47	5,495	6,422
[3]	Johnson Controls International plc	4.950%	7/2/64	4,158	5,011
[3]	Kansas City Southern	3.000%	5/15/23	3,949	4,113
	Kansas City Southern	2.875%	11/15/29	4,000	4,089
[3]	Kansas City Southern	4.300%	5/15/43	4,140	4,470
[3]	Kansas City Southern	4.950%	8/15/45	10,525	12,450
	Kansas City Southern	4.700%	5/1/48	5,730	6,638
	Kansas City Southern	3.500%	5/1/50	8,745	8,733
	Kansas City Southern	4.200%	11/15/69	6,886	7,148
	Kennametal Inc.	4.625%	6/15/28	6,620	7,352
	Keysight Technologies Inc.	4.550%	10/30/24	9,145	10,200
	Keysight Technologies Inc.	4.600%	4/6/27	5,600	6,407
	Keysight Technologies Inc.	3.000%	10/30/29	4,750	4,929
	Kirby Corp.	4.200%	3/1/28	9,217	9,966
	L3Harris Technologies Inc.	3.850%	6/15/23	10,366	11,061
	L3Harris Technologies Inc.	3.950%	5/28/24	1,040	1,128
	L3Harris Technologies Inc.	3.832%	4/27/25	12,600	13,807
	L3Harris Technologies Inc.	3.850%	12/15/26	5,500	6,083
[3]	L3Harris Technologies Inc.	4.400%	6/15/28	9,605	10,840
	L3Harris Technologies Inc.	2.900%	12/15/29	5,630	5,803
	L3Harris Technologies Inc.	1.800%	1/15/31	19,275	18,053
	L3Harris Technologies Inc.	4.854%	4/27/35	3,350	4,045
	L3Harris Technologies Inc.	6.150%	12/15/40	5,325	7,364
	L3Harris Technologies Inc.	5.054%	4/27/45	5,870	7,224
	Legrand France SA	8.500%	2/15/25	3,350	4,239
	Lennox International Inc.	3.000%	11/15/23	1,000	1,056
	Lennox International Inc.	1.350%	8/1/25	7,366	7,343
	Lennox International Inc.	1.700%	8/1/27	2,300	2,268
	Lockheed Martin Corp.	3.100%	1/15/23	9,780	10,214
	Lockheed Martin Corp.	2.900%	3/1/25	6,252	6,659
	Lockheed Martin Corp.	3.550%	1/15/26	18,749	20,641
	Lockheed Martin Corp.	1.850%	6/15/30	8,986	8,729
	Lockheed Martin Corp.	3.600%	3/1/35	9,240	10,184
	Lockheed Martin Corp.	4.500%	5/15/36	5,475	6,593
[3]	Lockheed Martin Corp.	6.150%	9/1/36	11,685	16,294
	Lockheed Martin Corp.	5.720%	6/1/40	3,376	4,514
	Lockheed Martin Corp.	4.850%	9/15/41	622	755
	Lockheed Martin Corp.	4.070%	12/15/42	14,965	17,237
	Lockheed Martin Corp.	3.800%	3/1/45	10,165	11,176
	Lockheed Martin Corp.	4.700%	5/15/46	12,833	16,074
	Lockheed Martin Corp.	2.800%	6/15/50	9,355	8,830

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	4.090%	9/15/52	13,861	16,065
[3,7]	Mileage Plus Holdings LLC	6.500%	6/20/27	2,000	2,188
	Norfolk Southern Corp.	3.250%	12/1/21	4,000	4,048
	Norfolk Southern Corp.	3.000%	4/1/22	5,180	5,280
	Norfolk Southern Corp.	2.903%	2/15/23	9,180	9,548
	Norfolk Southern Corp.	3.850%	1/15/24	3,341	3,607
	Norfolk Southern Corp.	3.650%	8/1/25	3,525	3,860
	Norfolk Southern Corp.	2.900%	6/15/26	250	267
	Norfolk Southern Corp.	7.800%	5/15/27	1,345	1,800
	Norfolk Southern Corp.	3.150%	6/1/27	4,793	5,177
	Norfolk Southern Corp.	3.800%	8/1/28	8,058	8,925
	Norfolk Southern Corp.	2.550%	11/1/29	11,009	11,149
	Norfolk Southern Corp.	7.050%	5/1/37	539	737
	Norfolk Southern Corp.	4.837%	10/1/41	11,598	14,151
	Norfolk Southern Corp.	3.950%	10/1/42	3,125	3,429
	Norfolk Southern Corp.	4.450%	6/15/45	6,620	7,635
	Norfolk Southern Corp.	4.650%	1/15/46	9,150	10,816
	Norfolk Southern Corp.	3.942%	11/1/47	1,156	1,249
	Norfolk Southern Corp.	4.150%	2/28/48	7,400	8,194
	Norfolk Southern Corp.	4.100%	5/15/49	3,550	3,901
	Norfolk Southern Corp.	3.400%	11/1/49	1,500	1,478
	Norfolk Southern Corp.	3.050%	5/15/50	14,025	13,267
	Norfolk Southern Corp.	4.050%	8/15/52	5,000	5,433
	Norfolk Southern Corp.	3.155%	5/15/55	7,714	7,169
	Northrop Grumman Corp.	3.250%	8/1/23	11,375	12,119
	Northrop Grumman Corp.	2.930%	1/15/25	11,576	12,279
	Northrop Grumman Corp.	3.200%	2/1/27	8,000	8,641
	Northrop Grumman Corp.	3.250%	1/15/28	11,949	12,784
	Northrop Grumman Corp.	4.400%	5/1/30	9,817	11,300
	Northrop Grumman Corp.	5.150%	5/1/40	9,865	12,282
	Northrop Grumman Corp.	5.050%	11/15/40	9,525	11,807
	Northrop Grumman Corp.	4.750%	6/1/43	8,890	10,574
	Northrop Grumman Corp.	3.850%	4/15/45	4,975	5,316
	Northrop Grumman Corp.	4.030%	10/15/47	32,882	36,516
	Northrop Grumman Corp.	5.250%	5/1/50	10,395	13,504
	Northrop Grumman Systems Corp.	7.750%	2/15/31	3,120	4,442
	nVent Finance Sarl	3.950%	4/15/23	2,100	2,200
	nVent Finance Sarl	4.550%	4/15/28	3,850	4,057
	Oshkosh Corp.	4.600%	5/15/28	7,375	8,306
	Oshkosh Corp.	3.100%	3/1/30	600	617
	Otis Worldwide Corp.	2.056%	4/5/25	8,933	9,199
	Otis Worldwide Corp.	2.293%	4/5/27	14,000	14,359
	Otis Worldwide Corp.	2.565%	2/15/30	41,877	42,154
	Otis Worldwide Corp.	3.112%	2/15/40	14,398	14,203
	Otis Worldwide Corp.	3.362%	2/15/50	8,755	8,567
[3]	PACCAR Financial Corp.	2.650%	5/10/22	5,000	5,123
[3]	PACCAR Financial Corp.	2.300%	8/10/22	2,300	2,360
[3]	PACCAR Financial Corp.	2.000%	9/26/22	1,000	1,023
	PACCAR Financial Corp.	3.400%	8/9/23	7,000	7,484
[3]	PACCAR Financial Corp.	0.350%	8/11/23	4,000	3,992
[3]	PACCAR Financial Corp.	0.350%	2/2/24	4,000	3,980
[3]	PACCAR Financial Corp.	2.150%	8/15/24	3,500	3,665
[3]	PACCAR Financial Corp.	1.800%	2/6/25	6,156	6,312
[3]	Parker-Hannifin Corp.	3.500%	9/15/22	5,646	5,898
	Parker-Hannifin Corp.	2.700%	6/14/24	4,840	5,128
[3]	Parker-Hannifin Corp.	3.300%	11/21/24	11,650	12,531
	Parker-Hannifin Corp.	3.250%	3/1/27	13,825	14,943
	Parker-Hannifin Corp.	3.250%	6/14/29	6,875	7,334

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Parker-Hannifin Corp.	4.200%	11/21/34	3,900	4,409
[3]	Parker-Hannifin Corp.	6.250%	5/15/38	3,650	4,956
[3]	Parker-Hannifin Corp.	4.450%	11/21/44	4,870	5,656
	Parker-Hannifin Corp.	4.100%	3/1/47	5,825	6,481
	Parker-Hannifin Corp.	4.000%	6/14/49	7,100	7,850
	Precision Castparts Corp.	2.500%	1/15/23	13,970	14,422
	Precision Castparts Corp.	3.250%	6/15/25	9,300	10,038
	Precision Castparts Corp.	3.900%	1/15/43	6,650	7,025
	Precision Castparts Corp.	4.375%	6/15/45	3,512	3,964
	Raytheon Technologies Corp.	2.800%	3/15/22	8,550	8,734
	Raytheon Technologies Corp.	2.500%	12/15/22	18,875	19,411
	Raytheon Technologies Corp.	3.700%	12/15/23	2,775	2,982
	Raytheon Technologies Corp.	3.200%	3/15/24	12,107	12,921
	Raytheon Technologies Corp.	3.950%	8/16/25	15,518	17,231
	Raytheon Technologies Corp.	3.500%	3/15/27	15,360	16,777
	Raytheon Technologies Corp.	3.125%	5/4/27	11,479	12,325
	Raytheon Technologies Corp.	7.200%	8/15/27	1,010	1,320
	Raytheon Technologies Corp.	6.700%	8/1/28	400	512
	Raytheon Technologies Corp.	4.125%	11/16/28	37,383	42,076
	Raytheon Technologies Corp.	7.500%	9/15/29	4,125	5,623
	Raytheon Technologies Corp.	2.250%	7/1/30	9,125	8,956
	Raytheon Technologies Corp.	5.400%	5/1/35	3,225	4,068
	Raytheon Technologies Corp.	6.050%	6/1/36	7,390	9,926
	Raytheon Technologies Corp.	6.125%	7/15/38	8,750	11,873
	Raytheon Technologies Corp.	4.450%	11/16/38	13,735	15,919
	Raytheon Technologies Corp.	5.700%	4/15/40	13,350	17,553
	Raytheon Technologies Corp.	4.875%	10/15/40	450	539
	Raytheon Technologies Corp.	4.700%	12/15/41	7,075	8,339
	Raytheon Technologies Corp.	4.500%	6/1/42	35,498	41,473
	Raytheon Technologies Corp.	4.800%	12/15/43	2,325	2,763
	Raytheon Technologies Corp.	4.200%	12/15/44	795	845
	Raytheon Technologies Corp.	4.150%	5/15/45	12,650	13,922
	Raytheon Technologies Corp.	3.750%	11/1/46	17,252	18,174
	Raytheon Technologies Corp.	4.350%	4/15/47	10,125	11,518
	Raytheon Technologies Corp.	4.050%	5/4/47	13,250	14,745
	Raytheon Technologies Corp.	4.625%	11/16/48	1,843	2,207
	Raytheon Technologies Corp.	3.125%	7/1/50	11,400	10,928
	Republic Services Inc.	4.750%	5/15/23	1,323	1,429
	Republic Services Inc.	2.500%	8/15/24	4,500	4,730
	Republic Services Inc.	3.200%	3/15/25	7,059	7,563
	Republic Services Inc.	0.875%	11/15/25	5,000	4,877
	Republic Services Inc.	2.900%	7/1/26	4,275	4,555
	Republic Services Inc.	3.375%	11/15/27	75	82
	Republic Services Inc.	2.300%	3/1/30	9,075	8,928
	Republic Services Inc.	1.450%	2/15/31	11,000	9,997
	Republic Services Inc.	1.750%	2/15/32	13,925	12,910
	Republic Services Inc.	6.200%	3/1/40	3,790	5,152
	Republic Services Inc.	5.700%	5/15/41	5,665	7,455
	Republic Services Inc.	3.050%	3/1/50	3,917	3,713
	Rockwell Automation Inc.	3.500%	3/1/29	3,975	4,368
	Rockwell Automation Inc.	4.200%	3/1/49	5,150	6,091
[3]	Ryder System Inc.	2.875%	6/1/22	6,820	6,995
[3]	Ryder System Inc.	3.400%	3/1/23	5,400	5,672
[3]	Ryder System Inc.	3.750%	6/9/23	12,000	12,789
[3]	Ryder System Inc.	3.650%	3/18/24	7,775	8,391
[3]	Ryder System Inc.	2.500%	9/1/24	4,375	4,585
[3]	Ryder System Inc.	4.625%	6/1/25	5,051	5,693
[3]	Ryder System Inc.	2.900%	12/1/26	7,000	7,423

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwest Airlines Co.	2.750%	11/16/22	1,000	1,028
	Southwest Airlines Co.	4.750%	5/4/23	20,196	21,805
	Southwest Airlines Co.	5.250%	5/4/25	21,300	24,231
	Southwest Airlines Co.	3.000%	11/15/26	3,475	3,650
	Southwest Airlines Co.	5.125%	6/15/27	19,646	22,477
	Southwest Airlines Co.	3.450%	11/16/27	2,650	2,814
	Southwest Airlines Co.	2.625%	2/10/30	6,000	5,896
[3]	Southwest Airlines Co. Pass-Through Trust Series 2007-1	6.150%	8/1/22	975	1,002
[3]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,841	1,832
	Teledyne Technologies Inc.	0.650%	4/1/23	5,100	5,098
	Teledyne Technologies Inc.	0.950%	4/1/24	5,100	5,078
	Teledyne Technologies Inc.	1.600%	4/1/26	6,000	5,945
	Teledyne Technologies Inc.	2.250%	4/1/28	7,000	6,968
	Teledyne Technologies Inc.	2.750%	4/1/31	10,000	9,931
	Textron Inc.	4.300%	3/1/24	2,625	2,856
	Textron Inc.	3.875%	3/1/25	7,665	8,284
	Textron Inc.	4.000%	3/15/26	6,200	6,768
	Textron Inc.	3.650%	3/15/27	11,961	12,911
	Textron Inc.	3.375%	3/1/28	5,500	5,757
	Textron Inc.	2.450%	3/15/31	3,145	3,035
	Timken Co.	3.875%	9/1/24	1,000	1,063
	Timken Co.	4.500%	12/15/28	7,320	7,797
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	7,625	8,238
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	8,050	8,824
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	715	969
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,750	1,963
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	9,605	10,395
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	3,170	3,445
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	10,715	11,748
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	3,050	3,585
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	3,475	4,036
	Trimble Inc.	4.150%	6/15/23	1,025	1,095
	Trimble Inc.	4.750%	12/1/24	3,826	4,280
	Trimble Inc.	4.900%	6/15/28	4,000	4,609
	Tyco Electronics Group SA	3.450%	8/1/24	1,425	1,537
	Tyco Electronics Group SA	3.700%	2/15/26	3,100	3,372
	Tyco Electronics Group SA	3.125%	8/15/27	2,950	3,171
	Tyco Electronics Group SA	7.125%	10/1/37	7,145	10,432
	Union Pacific Corp.	2.950%	3/1/22	2,700	2,767
	Union Pacific Corp.	4.163%	7/15/22	9,996	10,392
	Union Pacific Corp.	2.750%	4/15/23	7,240	7,545
	Union Pacific Corp.	3.500%	6/8/23	10,025	10,648
	Union Pacific Corp.	3.646%	2/15/24	6,303	6,783
	Union Pacific Corp.	3.150%	3/1/24	4,300	4,596
	Union Pacific Corp.	3.250%	1/15/25	4,200	4,507
	Union Pacific Corp.	3.750%	7/15/25	10,950	12,063
	Union Pacific Corp.	3.250%	8/15/25	4,652	5,031
	Union Pacific Corp.	2.750%	3/1/26	7,208	7,648

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	2.150%	2/5/27	2,090	2,152
	Union Pacific Corp.	3.000%	4/15/27	2,275	2,435
	Union Pacific Corp.	3.950%	9/10/28	12,310	13,775
	Union Pacific Corp.	3.700%	3/1/29	12,119	13,278
	Union Pacific Corp.	2.400%	2/5/30	9,655	9,668
	Union Pacific Corp.	3.375%	2/1/35	4,400	4,652
	Union Pacific Corp.	3.600%	9/15/37	9,304	9,897
[3]	Union Pacific Corp.	3.550%	8/15/39	200	213
	Union Pacific Corp.	4.150%	1/15/45	350	386
	Union Pacific Corp.	4.050%	11/15/45	7,785	8,360
	Union Pacific Corp.	4.050%	3/1/46	840	917
	Union Pacific Corp.	3.350%	8/15/46	6,900	6,859
	Union Pacific Corp.	3.250%	2/5/50	39,070	38,478
	Union Pacific Corp.	3.799%	10/1/51	16,224	17,025
	Union Pacific Corp.	3.875%	2/1/55	2,069	2,179
	Union Pacific Corp.	3.950%	8/15/59	4,650	4,932
	Union Pacific Corp.	3.839%	3/20/60	12,132	12,927
[3,7]	Union Pacific Corp.	2.973%	9/16/62	10,375	9,186
	Union Pacific Corp.	4.375%	11/15/65	10,960	12,530
	Union Pacific Corp.	4.100%	9/15/67	4,445	4,762
	Union Pacific Corp.	3.750%	2/5/70	3,000	3,068
[3]	Union Pacific Railroad Co. Pass-Through Trust Series 2007-3	6.176%	1/2/31	258	311
[3]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	1,779	1,839
[3]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,621	2,708
[3]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	1,795	1,845
[3]	United Airlines Pass-Through Trust Class A Series 2015-1	3.700%	12/1/22	1,750	1,767
[3]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	2,038	2,045
[3]	United Airlines Pass-Through Trust Class A Series 2016-2	3.100%	10/7/28	1,073	1,089
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	31,944	35,231
[3]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	3,267	3,381
[3]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	19,262	19,550
[3]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	3,719	3,771
[3]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	287	287
[3]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	5,055	5,382
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	4,729	4,614
[3]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	4,700	4,876
	United Parcel Service Inc.	2.350%	5/16/22	6,000	6,123
	United Parcel Service Inc.	2.450%	10/1/22	14,776	15,237
	United Parcel Service Inc.	2.500%	4/1/23	15,756	16,419
	United Parcel Service Inc.	2.800%	11/15/24	4,500	4,814
	United Parcel Service Inc.	3.900%	4/1/25	14,360	15,880
	United Parcel Service Inc.	2.400%	11/15/26	10,550	11,149
	United Parcel Service Inc.	3.400%	3/15/29	7,550	8,184
	United Parcel Service Inc.	2.500%	9/1/29	4,450	4,536
	United Parcel Service Inc.	4.450%	4/1/30	2,000	2,340

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Parcel Service Inc.	6.200%	1/15/38	5,975	8,348
	United Parcel Service Inc.	5.200%	4/1/40	13,700	17,546
	United Parcel Service Inc.	4.875%	11/15/40	5,002	6,206
	United Parcel Service Inc.	3.625%	10/1/42	6,400	6,803
	United Parcel Service Inc.	3.400%	11/15/46	4,725	4,866
	United Parcel Service Inc.	3.750%	11/15/47	375	405
	United Parcel Service Inc.	4.250%	3/15/49	2,420	2,829
	United Parcel Service Inc.	3.400%	9/1/49	8,435	8,827
	United Parcel Service Inc.	5.300%	4/1/50	22,500	30,183
	United Parcel Service of America Inc.	7.620%	4/1/30	500	697
	Valmont Industries Inc.	5.000%	10/1/44	5,944	6,515
	Valmont Industries Inc.	5.250%	10/1/54	3,275	3,616
[3,7]	Vontier Corp.	1.800%	4/1/26	3,500	3,471
[3,7]	Vontier Corp.	2.400%	4/1/28	5,000	4,916
[3,7]	Vontier Corp.	2.950%	4/1/31	6,000	5,825
	Waste Connections Inc.	4.250%	12/1/28	4,400	4,945
	Waste Connections Inc.	3.500%	5/1/29	9,370	10,097
	Waste Connections Inc.	2.600%	2/1/30	7,400	7,428
	Waste Connections Inc.	3.050%	4/1/50	2,075	1,948
	Waste Management Inc.	2.900%	9/15/22	100	103
	Waste Management Inc.	2.400%	5/15/23	9,676	10,026
	Waste Management Inc.	3.500%	5/15/24	10,074	10,871
	Waste Management Inc.	3.125%	3/1/25	11,035	11,816
	Waste Management Inc.	0.750%	11/15/25	8,862	8,650
	Waste Management Inc.	3.150%	11/15/27	2,021	2,182
	Waste Management Inc.	1.150%	3/15/28	5,000	4,734
	Waste Management Inc.	1.500%	3/15/31	10,895	10,055
	Waste Management Inc.	3.900%	3/1/35	4,785	5,361
	Waste Management Inc.	4.100%	3/1/45	10,450	11,642
	Waste Management Inc.	4.150%	7/15/49	10,225	11,662
	Waste Management Inc.	2.500%	11/15/50	3,845	3,323
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	8,205	8,929
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	2,030	2,146
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	10,800	11,631
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	10,675	12,169
	WW Grainger Inc.	1.850%	2/15/25	4,040	4,153
	WW Grainger Inc.	4.600%	6/15/45	9,268	11,147
	WW Grainger Inc.	3.750%	5/15/46	3,707	3,881
	WW Grainger Inc.	4.200%	5/15/47	3,075	3,475
	Xylem Inc.	3.250%	11/1/26	5,950	6,450
	Xylem Inc.	1.950%	1/30/28	8,000	7,988
	Xylem Inc.	2.250%	1/30/31	4,275	4,183
	Xylem Inc.	4.375%	11/1/46	4,180	4,671
					5,385,665
Materials (0.9%)
	Air Products and Chemicals Inc.	2.750%	2/3/23	75	78
	Air Products and Chemicals Inc.	3.350%	7/31/24	11,545	12,470
	Air Products and Chemicals Inc.	1.500%	10/15/25	8,003	8,087
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,000	5,057
	Air Products and Chemicals Inc.	2.050%	5/15/30	8,150	8,014
	Air Products and Chemicals Inc.	2.700%	5/15/40	8,207	7,826
	Air Products and Chemicals Inc.	2.800%	5/15/50	14,550	13,467
	Albemarle Corp.	4.150%	12/1/24	6,265	6,888
	Albemarle Corp.	5.450%	12/1/44	3,240	3,748

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amcor Finance USA Inc.	4.500%	5/15/28	4,450	5,081
[3]	Amcor Flexibles North America Inc.	4.500%	10/15/21	2,597	2,626
[3]	Amcor Flexibles North America Inc.	3.100%	9/15/26	2,450	2,611
	Amcor Flexibles North America Inc.	2.630%	6/19/30	6,500	6,471
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	6,481	6,499
	Avery Dennison Corp.	4.875%	12/6/28	3,160	3,680
	Avery Dennison Corp.	2.650%	4/30/30	8,200	8,231
	Barrick Gold Corp.	6.450%	10/15/35	1,050	1,381
	Barrick Gold Corp.	5.250%	4/1/42	9,727	11,964
	Barrick North America Finance LLC	5.700%	5/30/41	15,650	20,039
	Barrick North America Finance LLC	5.750%	5/1/43	1,600	2,089
	Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	10,764	14,119
[3,7]	Berry Global Inc.	0.950%	2/15/24	2,000	1,995
[3,7]	Berry Global Inc.	1.570%	1/15/26	19,000	18,691
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	7,525	8,155
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	100	124
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	8,290	9,468
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	31,140	40,227
	Cabot Corp.	3.700%	7/15/22	400	413
	Cabot Corp.	4.000%	7/1/29	2,800	2,937
	Carlisle Cos. Inc.	3.750%	11/15/22	1,605	1,679
	Carlisle Cos. Inc.	3.500%	12/1/24	3,623	3,929
	Carlisle Cos. Inc.	3.750%	12/1/27	3,050	3,360
	Carlisle Cos. Inc.	2.750%	3/1/30	10,955	11,019
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	5,866	6,321
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	8,500	9,875
	Dow Chemical Co.	3.500%	10/1/24	5,541	5,964
	Dow Chemical Co.	4.550%	11/30/25	9,495	10,746
	Dow Chemical Co.	3.625%	5/15/26	125	137
	Dow Chemical Co.	4.800%	11/30/28	4,000	4,646
	Dow Chemical Co.	7.375%	11/1/29	8,426	11,409
	Dow Chemical Co.	2.100%	11/15/30	21,383	20,667
	Dow Chemical Co.	4.250%	10/1/34	9,180	10,168
	Dow Chemical Co.	9.400%	5/15/39	9,960	16,702
	Dow Chemical Co.	5.250%	11/15/41	6,060	7,484
	Dow Chemical Co.	4.375%	11/15/42	17,789	20,050
	Dow Chemical Co.	4.625%	10/1/44	6,019	6,869
	Dow Chemical Co.	5.550%	11/30/48	5,975	7,899
	Dow Chemical Co.	4.800%	5/15/49	5,200	6,161
	Dow Chemical Co.	3.600%	11/15/50	7,000	7,049
	DuPont de Nemours Inc.	2.169%	5/1/23	10,000	10,038
	DuPont de Nemours Inc.	4.205%	11/15/23	26,200	28,399
	DuPont de Nemours Inc.	4.493%	11/15/25	14,000	15,810
	DuPont de Nemours Inc.	4.725%	11/15/28	20,925	24,249
	DuPont de Nemours Inc.	5.319%	11/15/38	17,953	22,562
	DuPont de Nemours Inc.	5.419%	11/15/48	22,540	29,048
	Eagle Materials Inc.	4.500%	8/1/26	4,700	4,847
	Eastman Chemical Co.	3.600%	8/15/22	7,095	7,337
	Eastman Chemical Co.	3.800%	3/15/25	11,142	12,110
	Eastman Chemical Co.	4.500%	12/1/28	2,989	3,425
	Eastman Chemical Co.	4.800%	9/1/42	5,150	6,073
	Eastman Chemical Co.	4.650%	10/15/44	8,926	10,339
	Ecolab Inc.	2.375%	8/10/22	7,285	7,472
	Ecolab Inc.	3.250%	1/14/23	2,325	2,427
	Ecolab Inc.	2.700%	11/1/26	8,100	8,617
	Ecolab Inc.	3.250%	12/1/27	4,225	4,588
	Ecolab Inc.	4.800%	3/24/30	6,500	7,719
	Ecolab Inc.	1.300%	1/30/31	5,500	4,997

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ecolab Inc.	5.500%	12/8/41	2,156	2,808
	Ecolab Inc.	3.950%	12/1/47	10,946	12,157
	Ecolab Inc.	2.125%	8/15/50	2,500	2,046
	EI du Pont de Nemours & Co.	1.700%	7/15/25	9,165	9,292
	EI du Pont de Nemours & Co.	2.300%	7/15/30	5,000	4,949
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	4,725	5,227
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	3,800	4,076
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	4,325	4,925
	FMC Corp.	3.950%	2/1/22	3,000	3,063
	FMC Corp.	4.100%	2/1/24	6,500	7,013
	FMC Corp.	3.450%	10/1/29	11,277	11,919
	FMC Corp.	4.500%	10/1/49	4,000	4,457
	Georgia-Pacific LLC	8.000%	1/15/24	8,030	9,656
[3,7]	Georgia-Pacific LLC	0.625%	5/15/24	3,000	2,986
[3,7]	Georgia-Pacific LLC	1.750%	9/30/25	2,800	2,846
	Georgia-Pacific LLC	7.375%	12/1/25	2,500	3,150
[3,7]	Georgia-Pacific LLC	0.950%	5/15/26	3,000	2,905
	Georgia-Pacific LLC	7.250%	6/1/28	1,000	1,294
	Georgia-Pacific LLC	7.750%	11/15/29	1,750	2,462
[3,7]	Georgia-Pacific LLC	2.300%	4/30/30	3,000	2,982
	Georgia-Pacific LLC	8.875%	5/15/31	4,460	6,739
	Huntsman International LLC	4.500%	5/1/29	6,479	7,150
	International Flavors & Fragrances Inc.	3.200%	5/1/23	1,475	1,542
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,050	2,321
	International Flavors & Fragrances Inc.	4.375%	6/1/47	4,300	4,764
	International Flavors & Fragrances Inc.	5.000%	9/26/48	5,300	6,527
	International Paper Co.	3.800%	1/15/26	488	539
	International Paper Co.	5.000%	9/15/35	4,094	4,962
	International Paper Co.	7.300%	11/15/39	3,787	5,644
	International Paper Co.	6.000%	11/15/41	3,232	4,374
	International Paper Co.	4.800%	6/15/44	15,873	19,029
	International Paper Co.	5.150%	5/15/46	9,293	11,716
	International Paper Co.	4.400%	8/15/47	11,281	13,210
	International Paper Co.	4.350%	8/15/48	6,000	6,930
	Kinross Gold Corp.	5.950%	3/15/24	3,091	3,466
	Kinross Gold Corp.	4.500%	7/15/27	467	525
	Linde Inc.	2.450%	2/15/22	15,971	16,188
	Linde Inc.	2.200%	8/15/22	10,243	10,459
	Linde Inc.	2.650%	2/5/25	3,589	3,787
	Linde Inc.	3.200%	1/30/26	5,000	5,411
	Linde Inc.	1.100%	8/10/30	5,500	4,996
	Linde Inc.	3.550%	11/7/42	3,800	4,075
	Linde Inc.	2.000%	8/10/50	5,000	3,930
	Lubrizol Corp.	6.500%	10/1/34	420	596
	LYB International Finance BV	4.000%	7/15/23	12,856	13,817
	LYB International Finance BV	5.250%	7/15/43	9,574	11,607
	LYB International Finance BV	4.875%	3/15/44	7,000	8,104
	LYB International Finance II BV	3.500%	3/2/27	11,000	11,909
	LYB International Finance III LLC	2.875%	5/1/25	5,750	6,078
	LYB International Finance III LLC	1.250%	10/1/25	2,500	2,464
	LYB International Finance III LLC	3.375%	5/1/30	6,615	7,008
	LYB International Finance III LLC	2.250%	10/1/30	5,100	4,899
	LYB International Finance III LLC	3.375%	10/1/40	3,900	3,868
	LYB International Finance III LLC	4.200%	10/15/49	6,460	6,867
	LYB International Finance III LLC	4.200%	5/1/50	11,060	11,784
	LYB International Finance III LLC	3.625%	4/1/51	24,018	23,675
	LYB International Finance III LLC	3.800%	10/1/60	4,500	4,388
	LyondellBasell Industries NV	5.750%	4/15/24	8,658	9,771

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LyondellBasell Industries NV	4.625%	2/26/55	7,050	7,871
	Martin Marietta Materials Inc.	4.250%	7/2/24	2,985	3,270
	Martin Marietta Materials Inc.	3.450%	6/1/27	3,225	3,512
	Martin Marietta Materials Inc.	3.500%	12/15/27	3,707	4,056
[3]	Martin Marietta Materials Inc.	2.500%	3/15/30	4,200	4,173
	Martin Marietta Materials Inc.	4.250%	12/15/47	7,450	8,213
	Mosaic Co.	3.750%	11/15/21	3,875	3,920
	Mosaic Co.	3.250%	11/15/22	10,450	10,848
	Mosaic Co.	4.250%	11/15/23	12,507	13,494
	Mosaic Co.	4.050%	11/15/27	3,260	3,622
	Mosaic Co.	5.450%	11/15/33	1,805	2,166
	Mosaic Co.	4.875%	11/15/41	4,945	5,546
	Mosaic Co.	5.625%	11/15/43	4,100	5,096
	NewMarket Corp.	2.700%	3/18/31	5,000	4,873
	Newmont Corp.	3.625%	6/9/21	2,145	2,146
	Newmont Corp.	3.700%	3/15/23	2,872	2,994
	Newmont Corp.	2.800%	10/1/29	15,830	16,260
	Newmont Corp.	2.250%	10/1/30	19,300	18,743
[3]	Newmont Corp.	5.875%	4/1/35	780	1,022
	Newmont Corp.	6.250%	10/1/39	7,126	9,843
	Newmont Corp.	4.875%	3/15/42	11,939	14,504
	Newmont Corp.	5.450%	6/9/44	5,894	7,603
	Nucor Corp.	4.125%	9/15/22	3,426	3,573
	Nucor Corp.	4.000%	8/1/23	8,027	8,584
	Nucor Corp.	2.000%	6/1/25	12,204	12,524
	Nucor Corp.	3.950%	5/1/28	2,700	3,006
	Nucor Corp.	2.700%	6/1/30	2,200	2,232
[3,7]	Nucor Corp.	2.979%	12/15/55	16,137	14,591
	Nutrien Ltd.	3.150%	10/1/22	4,135	4,269
	Nutrien Ltd.	1.900%	5/13/23	4,300	4,409
	Nutrien Ltd.	3.500%	6/1/23	6,664	7,029
	Nutrien Ltd.	3.625%	3/15/24	500	537
	Nutrien Ltd.	3.375%	3/15/25	5,500	5,909
	Nutrien Ltd.	3.000%	4/1/25	4,000	4,248
	Nutrien Ltd.	4.000%	12/15/26	4,800	5,370
	Nutrien Ltd.	2.950%	5/13/30	9,542	9,831
	Nutrien Ltd.	4.125%	3/15/35	5,525	6,065
	Nutrien Ltd.	7.125%	5/23/36	200	282
	Nutrien Ltd.	5.625%	12/1/40	4,875	6,268
	Nutrien Ltd.	6.125%	1/15/41	1,455	1,936
	Nutrien Ltd.	4.900%	6/1/43	6,410	7,555
	Nutrien Ltd.	5.250%	1/15/45	4,520	5,658
	Nutrien Ltd.	5.000%	4/1/49	11,246	13,993
	Nutrien Ltd.	3.950%	5/13/50	4,000	4,315
	Owens Corning	4.200%	12/1/24	6,030	6,656
	Owens Corning	3.400%	8/15/26	2,025	2,197
	Owens Corning	3.950%	8/15/29	4,100	4,509
	Owens Corning	3.875%	6/1/30	4,275	4,661
	Owens Corning	7.000%	12/1/36	1,787	2,405
	Owens Corning	4.300%	7/15/47	8,075	8,704
	Owens Corning	4.400%	1/30/48	4,100	4,478
	Packaging Corp. of America	4.500%	11/1/23	8,345	9,087
	Packaging Corp. of America	3.650%	9/15/24	6,570	7,137
	Packaging Corp. of America	3.400%	12/15/27	3,700	4,036
	Packaging Corp. of America	3.000%	12/15/29	12,703	13,238
	Packaging Corp. of America	4.050%	12/15/49	2,100	2,321
	PPG Industries Inc.	2.400%	8/15/24	10,920	11,414
	PPG Industries Inc.	1.200%	3/15/26	5,500	5,405

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
PPG Industries Inc.	2.550%	6/15/30	5,000	5,036
Reliance Steel & Aluminum Co.	4.500%	4/15/23	4,225	4,509
Reliance Steel & Aluminum Co.	1.300%	8/15/25	1,500	1,482
Reliance Steel & Aluminum Co.	2.150%	8/15/30	14,511	13,883
Rio Tinto Alcan Inc.	6.125%	12/15/33	3,229	4,430
Rio Tinto Alcan Inc.	5.750%	6/1/35	3,935	5,278
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	33,719	36,962
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	375	502
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	5,485	7,080
Rio Tinto Finance USA plc	4.750%	3/22/42	5,975	7,435
Rio Tinto Finance USA plc	4.125%	8/21/42	6,941	7,926
Rohm & Haas Co.	7.850%	7/15/29	5,275	7,043
RPM International Inc.	3.450%	11/15/22	3,275	3,393
RPM International Inc.	3.750%	3/15/27	3,875	4,261
RPM International Inc.	4.550%	3/1/29	2,575	2,895
RPM International Inc.	5.250%	6/1/45	3,892	4,447
RPM International Inc.	4.250%	1/15/48	10,630	10,807
Sherwin-Williams Co.	2.750%	6/1/22	796	815
Sherwin-Williams Co.	3.125%	6/1/24	4,375	4,658
Sherwin-Williams Co.	3.450%	8/1/25	5,425	5,866
Sherwin-Williams Co.	3.950%	1/15/26	11,644	12,860
Sherwin-Williams Co.	3.450%	6/1/27	20,800	22,616
Sherwin-Williams Co.	2.950%	8/15/29	20,000	20,821
Sherwin-Williams Co.	4.000%	12/15/42	1,000	1,070
Sherwin-Williams Co.	4.550%	8/1/45	1,590	1,843
Sherwin-Williams Co.	4.500%	6/1/47	15,367	17,910
Sherwin-Williams Co.	3.800%	8/15/49	8,138	8,539
Sherwin-Williams Co.	3.300%	5/15/50	8,000	7,837
Sonoco Products Co.	3.125%	5/1/30	4,175	4,289
Sonoco Products Co.	5.750%	11/1/40	4,560	5,600
Southern Copper Corp.	3.500%	11/8/22	2,400	2,502
Southern Copper Corp.	3.875%	4/23/25	3,600	3,946
Southern Copper Corp.	7.500%	7/27/35	3,725	5,261
Southern Copper Corp.	6.750%	4/16/40	8,550	11,746
Southern Copper Corp.	5.250%	11/8/42	14,845	17,935
Southern Copper Corp.	5.875%	4/23/45	19,912	26,185
Steel Dynamics Inc.	2.800%	12/15/24	8,598	9,060
Steel Dynamics Inc.	2.400%	6/15/25	3,000	3,127
Steel Dynamics Inc.	1.650%	10/15/27	3,200	3,137
Steel Dynamics Inc.	3.450%	4/15/30	16,595	17,715
Steel Dynamics Inc.	3.250%	1/15/31	7,000	7,411
Steel Dynamics Inc.	3.250%	10/15/50	6,513	5,987
Suzano Austria GmbH	6.000%	1/15/29	18,350	21,576
Suzano Austria GmbH	5.000%	1/15/30	6,700	7,380
Suzano Austria GmbH	3.750%	1/15/31	11,400	11,763
Teck Resources Ltd.	3.900%	7/15/30	1,500	1,557
Teck Resources Ltd.	6.125%	10/1/35	10,541	12,862
Teck Resources Ltd.	6.000%	8/15/40	4,630	5,538
Teck Resources Ltd.	6.250%	7/15/41	10,800	13,271
Vale Canada Ltd.	7.200%	9/15/32	2,712	3,421
Vale Overseas Ltd.	6.250%	8/10/26	20,860	24,719
Vale Overseas Ltd.	3.750%	7/8/30	19,400	20,221
Vale Overseas Ltd.	8.250%	1/17/34	500	703
Vale Overseas Ltd.	6.875%	11/21/36	17,119	22,683
Vale Overseas Ltd.	6.875%	11/10/39	15,015	20,026
Vale SA	5.625%	9/11/42	4,597	5,534
Vulcan Materials Co.	4.500%	4/1/25	2,750	3,076
Vulcan Materials Co.	3.500%	6/1/30	7,954	8,509

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Vulcan Materials Co.	4.500%	6/15/47	9,737	11,051
Westlake Chemical Corp.	3.600%	8/15/26	2,804	3,033
Westlake Chemical Corp.	3.375%	6/15/30	3,000	3,104
Westlake Chemical Corp.	5.000%	8/15/46	13,210	15,547
Westlake Chemical Corp.	4.375%	11/15/47	675	726
WestRock MWV LLC	8.200%	1/15/30	5,804	7,932
WestRock MWV LLC	7.950%	2/15/31	3,000	4,109
WestRock RKT LLC	4.000%	3/1/23	2,865	3,019
WRKCo Inc.	3.000%	9/15/24	4,620	4,920
WRKCo Inc.	3.750%	3/15/25	4,789	5,204
WRKCo Inc.	4.650%	3/15/26	10,545	11,948
WRKCo Inc.	3.375%	9/15/27	9,950	10,767
WRKCo Inc.	4.000%	3/15/28	5,375	5,960
WRKCo Inc.	3.900%	6/1/28	2,300	2,527
WRKCo Inc.	4.900%	3/15/29	7,040	8,246
WRKCo Inc.	4.200%	6/1/32	4,550	5,107
WRKCo Inc.	3.000%	6/15/33	4,000	4,031
				2,008,341
Real Estate (0.9%)
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	17,199	18,616
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	9,089	10,191
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	3,000	3,315
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,030	4,484
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,375	2,727
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,046	1,069
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,725	7,835
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	6,213	7,346
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	8,500	8,935
Alexandria Real Estate Equities Inc.	2.000%	5/18/32	5,900	5,465
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	16,767	15,157
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	2,525	3,020
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	5,500	5,867
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	7,000	6,370
American Assets Trust LP	3.375%	2/1/31	4,996	4,908
American Campus Communities Operating Partnership LP	4.125%	7/1/24	3,575	3,901
American Campus Communities Operating Partnership LP	3.300%	7/15/26	1,000	1,076
American Campus Communities Operating Partnership LP	3.625%	11/15/27	3,075	3,356
American Campus Communities Operating Partnership LP	2.850%	2/1/30	8,030	8,040
American Campus Communities Operating Partnership LP	3.875%	1/30/31	2,750	2,956
American Homes 4 Rent LP	4.250%	2/15/28	1,220	1,339
American Homes 4 Rent LP	4.900%	2/15/29	3,625	4,140
American Tower Corp.	4.700%	3/15/22	5,000	5,200
American Tower Corp.	3.500%	1/31/23	27,228	28,643
American Tower Corp.	0.600%	1/15/24	5,515	5,490
American Tower Corp.	5.000%	2/15/24	14,707	16,368
American Tower Corp.	3.375%	5/15/24	9,545	10,225
American Tower Corp.	2.950%	1/15/25	2,500	2,649
American Tower Corp.	2.400%	3/15/25	7,485	7,799
American Tower Corp.	4.000%	6/1/25	3,822	4,191
American Tower Corp.	1.300%	9/15/25	4,270	4,245
American Tower Corp.	1.600%	4/15/26	7,300	7,317
American Tower Corp.	3.375%	10/15/26	18,670	20,119
American Tower Corp.	3.125%	1/15/27	4,590	4,883

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	3.550%	7/15/27	7,860	8,515
	American Tower Corp.	3.600%	1/15/28	2,219	2,397
	American Tower Corp.	1.500%	1/31/28	6,680	6,364
	American Tower Corp.	3.950%	3/15/29	10,750	11,822
	American Tower Corp.	3.800%	8/15/29	14,110	15,238
	American Tower Corp.	2.900%	1/15/30	7,000	7,076
	American Tower Corp.	2.100%	6/15/30	7,000	6,661
	American Tower Corp.	1.875%	10/15/30	7,000	6,525
	American Tower Corp.	2.700%	4/15/31	7,450	7,439
	American Tower Corp.	3.700%	10/15/49	7,082	7,058
	American Tower Corp.	3.100%	6/15/50	9,075	8,349
	American Tower Corp.	2.950%	1/15/51	2,500	2,221
[3]	AvalonBay Communities Inc.	2.950%	9/15/22	75	77
[3]	AvalonBay Communities Inc.	2.850%	3/15/23	4,890	5,073
[3]	AvalonBay Communities Inc.	4.200%	12/15/23	1,680	1,831
[3]	AvalonBay Communities Inc.	3.500%	11/15/24	2,447	2,662
[3]	AvalonBay Communities Inc.	3.450%	6/1/25	4,295	4,672
[3]	AvalonBay Communities Inc.	2.950%	5/11/26	7,000	7,492
[3]	AvalonBay Communities Inc.	2.900%	10/15/26	4,750	4,914
[3]	AvalonBay Communities Inc.	3.350%	5/15/27	5,000	5,439
[3]	AvalonBay Communities Inc.	3.200%	1/15/28	4,175	4,427
[3]	AvalonBay Communities Inc.	2.300%	3/1/30	11,600	11,486
[3]	AvalonBay Communities Inc.	2.450%	1/15/31	2,360	2,357
[3]	AvalonBay Communities Inc.	3.900%	10/15/46	2,755	3,012
[3]	AvalonBay Communities Inc.	4.150%	7/1/47	1,000	1,130
	Boston Properties LP	3.850%	2/1/23	8,325	8,733
	Boston Properties LP	3.125%	9/1/23	1,771	1,863
	Boston Properties LP	3.800%	2/1/24	4,551	4,899
	Boston Properties LP	3.200%	1/15/25	15,121	16,143
	Boston Properties LP	3.650%	2/1/26	7,250	7,919
	Boston Properties LP	2.750%	10/1/26	2,300	2,420
	Boston Properties LP	4.500%	12/1/28	4,700	5,337
	Boston Properties LP	3.400%	6/21/29	5,940	6,260
	Boston Properties LP	2.900%	3/15/30	10,914	11,002
	Boston Properties LP	3.250%	1/30/31	8,430	8,719
	Brandywine Operating Partnership LP	3.950%	2/15/23	5,475	5,722
	Brandywine Operating Partnership LP	3.950%	11/15/27	16,505	17,643
	Brixmor Operating Partnership LP	3.250%	9/15/23	1,475	1,560
	Brixmor Operating Partnership LP	3.850%	2/1/25	12,425	13,435
	Brixmor Operating Partnership LP	4.125%	6/15/26	15,188	16,781
	Brixmor Operating Partnership LP	3.900%	3/15/27	7,225	7,857
	Brixmor Operating Partnership LP	2.250%	4/1/28	3,394	3,326
	Brixmor Operating Partnership LP	4.050%	7/1/30	14,500	15,578
	Camden Property Trust	2.950%	12/15/22	5,575	5,777
	Camden Property Trust	4.100%	10/15/28	5,475	6,133
	Camden Property Trust	3.150%	7/1/29	10,165	10,710
	Camden Property Trust	2.800%	5/15/30	17,145	17,575
	Camden Property Trust	3.350%	11/1/49	1,550	1,584
	CC Holdings GS V LLC	3.849%	4/15/23	9,550	10,162
	Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	5,535	5,820
	Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	5,675	5,809
	Corporate Office Properties LP	2.250%	3/15/26	1,500	1,526
	Corporate Office Properties LP	2.750%	4/15/31	4,500	4,344
	Crown Castle International Corp.	3.150%	7/15/23	5,525	5,829
	Crown Castle International Corp.	3.200%	9/1/24	7,750	8,292
	Crown Castle International Corp.	1.350%	7/15/25	4,000	3,990

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle International Corp.	4.450%	2/15/26	12,670	14,237
	Crown Castle International Corp.	3.700%	6/15/26	19,130	20,857
	Crown Castle International Corp.	1.050%	7/15/26	10,000	9,659
	Crown Castle International Corp.	4.000%	3/1/27	2,275	2,509
	Crown Castle International Corp.	3.650%	9/1/27	10,000	10,890
	Crown Castle International Corp.	3.800%	2/15/28	16,200	17,639
	Crown Castle International Corp.	4.300%	2/15/29	5,827	6,514
	Crown Castle International Corp.	3.100%	11/15/29	5,175	5,313
	Crown Castle International Corp.	3.300%	7/1/30	6,780	7,060
	Crown Castle International Corp.	2.250%	1/15/31	7,371	7,060
	Crown Castle International Corp.	2.100%	4/1/31	12,000	11,297
	Crown Castle International Corp.	2.900%	4/1/41	12,500	11,487
	Crown Castle International Corp.	4.750%	5/15/47	4,200	4,760
	Crown Castle International Corp.	5.200%	2/15/49	7,750	9,451
	Crown Castle International Corp.	4.150%	7/1/50	4,671	5,028
	Crown Castle International Corp.	3.250%	1/15/51	7,900	7,296
	CubeSmart LP	4.375%	12/15/23	6,650	7,232
	CubeSmart LP	4.000%	11/15/25	1,375	1,514
	CubeSmart LP	3.125%	9/1/26	2,425	2,580
	CubeSmart LP	4.375%	2/15/29	1,925	2,141
	CubeSmart LP	3.000%	2/15/30	1,850	1,876
	CubeSmart LP	2.000%	2/15/31	1,250	1,171
	CyrusOne LP	2.900%	11/15/24	5,370	5,668
	CyrusOne LP	3.450%	11/15/29	5,625	5,755
	CyrusOne LP	2.150%	11/1/30	3,790	3,498
	Digital Realty Trust LP	4.750%	10/1/25	5,102	5,790
	Digital Realty Trust LP	3.700%	8/15/27	5,350	5,879
	Digital Realty Trust LP	4.450%	7/15/28	8,283	9,370
	Digital Realty Trust LP	3.600%	7/1/29	18,375	19,804
	Duke Realty LP	3.625%	4/15/23	1,740	1,829
	Duke Realty LP	3.750%	12/1/24	2,179	2,384
	Duke Realty LP	3.250%	6/30/26	4,050	4,379
	Duke Realty LP	4.000%	9/15/28	2,025	2,245
	Duke Realty LP	2.875%	11/15/29	1,000	1,027
	Duke Realty LP	1.750%	7/1/30	4,000	3,741
	Duke Realty LP	1.750%	2/1/31	2,000	1,861
	Duke Realty LP	3.050%	3/1/50	4,675	4,338
	Equinix Inc.	2.625%	11/18/24	13,750	14,482
	Equinix Inc.	1.250%	7/15/25	4,000	3,964
	Equinix Inc.	1.000%	9/15/25	3,000	2,945
	Equinix Inc.	2.900%	11/18/26	10,000	10,549
	Equinix Inc.	5.375%	5/15/27	1,916	2,002
	Equinix Inc.	1.800%	7/15/27	13,000	12,768
	Equinix Inc.	1.550%	3/15/28	3,000	2,869
	Equinix Inc.	3.200%	11/18/29	11,000	11,384
	Equinix Inc.	2.150%	7/15/30	12,000	11,371
	Equinix Inc.	3.000%	7/15/50	5,500	4,792
	Equinix Inc.	2.950%	9/15/51	5,485	4,835
	ERP Operating LP	3.000%	4/15/23	1,675	1,749
	ERP Operating LP	3.375%	6/1/25	300	324
	ERP Operating LP	2.850%	11/1/26	9,175	9,735
	ERP Operating LP	3.500%	3/1/28	7,000	7,560
	ERP Operating LP	4.150%	12/1/28	8,100	9,091
	ERP Operating LP	3.000%	7/1/29	6,195	6,444
	ERP Operating LP	4.500%	7/1/44	4,700	5,567
	ERP Operating LP	4.500%	6/1/45	3,750	4,450
	ERP Operating LP	4.000%	8/1/47	2,775	3,050
[3]	Essex Portfolio LP	3.375%	1/15/23	1,000	1,041

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Essex Portfolio LP	3.250%	5/1/23	1,425	1,493
	Essex Portfolio LP	3.875%	5/1/24	1,575	1,705
	Essex Portfolio LP	3.500%	4/1/25	8,950	9,655
	Essex Portfolio LP	3.375%	4/15/26	3,485	3,768
	Essex Portfolio LP	1.700%	3/1/28	4,000	3,839
	Essex Portfolio LP	4.000%	3/1/29	5,795	6,398
	Essex Portfolio LP	3.000%	1/15/30	9,630	9,825
	Essex Portfolio LP	1.650%	1/15/31	2,500	2,279
	Essex Portfolio LP	2.650%	3/15/32	7,260	7,127
	Essex Portfolio LP	4.500%	3/15/48	6,335	7,236
	Essex Portfolio LP	2.650%	9/1/50	4,089	3,437
	Federal Realty Investment Trust	2.750%	6/1/23	2,650	2,753
	Federal Realty Investment Trust	3.950%	1/15/24	5,000	5,395
	Federal Realty Investment Trust	3.250%	7/15/27	4,725	5,027
	Federal Realty Investment Trust	3.200%	6/15/29	3,350	3,454
	Federal Realty Investment Trust	3.500%	6/1/30	2,000	2,109
	Federal Realty Investment Trust	4.500%	12/1/44	6,600	7,344
	GLP Capital LP	5.375%	11/1/23	5,000	5,459
	GLP Capital LP	5.250%	6/1/25	9,354	10,473
	GLP Capital LP	5.375%	4/15/26	10,406	11,682
	GLP Capital LP	5.750%	6/1/28	2,750	3,158
	GLP Capital LP	5.300%	1/15/29	8,225	9,204
	GLP Capital LP	4.000%	1/15/30	6,750	7,000
	GLP Capital LP	4.000%	1/15/31	6,000	6,188
	Healthcare Realty Trust Inc.	3.625%	1/15/28	4,810	5,153
	Healthcare Realty Trust Inc.	2.400%	3/15/30	4,000	3,900
	Healthcare Realty Trust Inc.	2.050%	3/15/31	2,500	2,341
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	3,300	3,601
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,475	4,947
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	3,405	3,508
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	14,900	13,845
	Healthpeak Properties Inc.	3.400%	2/1/25	4,850	5,207
	Healthpeak Properties Inc.	4.000%	6/1/25	775	854
	Healthpeak Properties Inc.	3.250%	7/15/26	5,000	5,393
	Healthpeak Properties Inc.	3.500%	7/15/29	11,270	12,115
	Healthpeak Properties Inc.	3.000%	1/15/30	10,300	10,582
	Healthpeak Properties Inc.	2.875%	1/15/31	5,000	5,041
	Healthpeak Properties Inc.	6.750%	2/1/41	1,496	2,044
	Highwoods Realty LP	3.875%	3/1/27	3,850	4,168
	Highwoods Realty LP	4.125%	3/15/28	3,000	3,255
	Highwoods Realty LP	3.050%	2/15/30	4,000	4,017
	Highwoods Realty LP	2.600%	2/1/31	11,053	10,776
[3]	Host Hotels & Resorts LP	3.750%	10/15/23	6,034	6,362
[3]	Host Hotels & Resorts LP	4.000%	6/15/25	6,328	6,719
[3]	Host Hotels & Resorts LP	3.375%	12/15/29	5,270	5,225
[3]	Host Hotels & Resorts LP	3.500%	9/15/30	14,000	14,039
	Hudson Pacific Properties LP	3.950%	11/1/27	2,500	2,691
	Hudson Pacific Properties LP	4.650%	4/1/29	1,500	1,668
	Hudson Pacific Properties LP	3.250%	1/15/30	2,585	2,591
	Kilroy Realty LP	3.800%	1/15/23	9,250	9,655
	Kilroy Realty LP	3.450%	12/15/24	2,000	2,140
	Kilroy Realty LP	4.375%	10/1/25	800	878
	Kilroy Realty LP	4.750%	12/15/28	2,150	2,433
	Kilroy Realty LP	4.250%	8/15/29	2,975	3,266
	Kilroy Realty LP	3.050%	2/15/30	10,025	10,088
	Kilroy Realty LP	2.500%	11/15/32	6,350	5,972
	Kimco Realty Corp.	3.400%	11/1/22	7,275	7,563
	Kimco Realty Corp.	3.125%	6/1/23	875	917

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kimco Realty Corp.	3.300%	2/1/25	3,125	3,336
Kimco Realty Corp.	2.800%	10/1/26	1,893	1,995
Kimco Realty Corp.	1.900%	3/1/28	16,200	15,958
Kimco Realty Corp.	2.700%	10/1/30	4,000	3,997
Kimco Realty Corp.	4.250%	4/1/45	325	353
Kimco Realty Corp.	4.125%	12/1/46	400	424
Kimco Realty Corp.	4.450%	9/1/47	3,050	3,394
Kimco Realty Corp.	3.700%	10/1/49	6,021	6,009
Kite Realty Group LP	4.000%	10/1/26	7,900	8,176
Lexington Realty Trust	2.700%	9/15/30	2,500	2,442
Life Storage LP	3.500%	7/1/26	9,625	10,455
Life Storage LP	3.875%	12/15/27	1,000	1,110
Life Storage LP	4.000%	6/15/29	1,950	2,108
Life Storage LP	2.200%	10/15/30	2,500	2,359
Mid-America Apartments LP	4.300%	10/15/23	2,400	2,589
Mid-America Apartments LP	3.750%	6/15/24	2,725	2,950
Mid-America Apartments LP	4.000%	11/15/25	75	83
Mid-America Apartments LP	3.600%	6/1/27	7,770	8,470
Mid-America Apartments LP	3.950%	3/15/29	4,535	5,012
Mid-America Apartments LP	2.750%	3/15/30	5,245	5,313
Mid-America Apartments LP	1.700%	2/15/31	5,000	4,593
National Health Investors Inc.	3.000%	2/1/31	4,000	3,753
National Retail Properties Inc.	3.900%	6/15/24	2,750	2,978
National Retail Properties Inc.	4.000%	11/15/25	3,145	3,451
National Retail Properties Inc.	3.600%	12/15/26	2,475	2,683
National Retail Properties Inc.	3.500%	10/15/27	1,050	1,129
National Retail Properties Inc.	4.300%	10/15/28	2,500	2,791
National Retail Properties Inc.	2.500%	4/15/30	8,375	8,243
National Retail Properties Inc.	4.800%	10/15/48	2,275	2,669
National Retail Properties Inc.	3.100%	4/15/50	8,375	7,589
National Retail Properties Inc.	3.500%	4/15/51	5,500	5,404
Office Properties Income Trust	4.150%	2/1/22	1,975	2,020
Office Properties Income Trust	4.000%	7/15/22	2,725	2,793
Office Properties Income Trust	4.250%	5/15/24	1,325	1,393
Office Properties Income Trust	4.500%	2/1/25	7,051	7,445
Omega Healthcare Investors Inc.	4.375%	8/1/23	13,023	14,005
Omega Healthcare Investors Inc.	4.950%	4/1/24	3,325	3,619
Omega Healthcare Investors Inc.	4.500%	1/15/25	6,765	7,316
Omega Healthcare Investors Inc.	4.500%	4/1/27	7,375	8,047
Omega Healthcare Investors Inc.	4.750%	1/15/28	1,984	2,171
Omega Healthcare Investors Inc.	3.625%	10/1/29	12,270	12,485
Physicians Realty LP	4.300%	3/15/27	6,400	7,049
Physicians Realty LP	3.950%	1/15/28	3,000	3,195
Piedmont Operating Partnership LP	3.400%	6/1/23	4,950	5,149
Piedmont Operating Partnership LP	4.450%	3/15/24	1,750	1,888
Piedmont Operating Partnership LP	3.150%	8/15/30	4,537	4,413
Prologis LP	2.125%	4/15/27	3,395	3,463
Prologis LP	3.875%	9/15/28	2,500	2,785
Prologis LP	4.375%	2/1/29	4,000	4,600
Prologis LP	2.250%	4/15/30	14,009	13,764
Prologis LP	1.250%	10/15/30	8,000	7,231
Prologis LP	1.625%	3/15/31	8,377	7,753
Prologis LP	4.375%	9/15/48	3,500	4,168
Prologis LP	3.000%	4/15/50	7,089	6,762
Prologis LP	2.125%	10/15/50	11,618	9,395
Public Storage	2.370%	9/15/22	5,510	5,655
Public Storage	0.875%	2/15/26	2,600	2,532
Public Storage	3.094%	9/15/27	6,600	7,154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Storage	3.385%	5/1/29	4,855	5,298
	Rayonier Inc.	3.750%	4/1/22	1,950	1,999
	Realty Income Corp.	3.875%	7/15/24	1,950	2,125
	Realty Income Corp.	3.000%	1/15/27	200	212
	Realty Income Corp.	3.650%	1/15/28	7,725	8,404
	Realty Income Corp.	3.250%	6/15/29	4,053	4,286
	Realty Income Corp.	3.250%	1/15/31	15,696	16,516
	Realty Income Corp.	1.800%	3/15/33	13,000	11,914
	Realty Income Corp.	4.650%	3/15/47	7,155	8,609
	Regency Centers LP	3.600%	2/1/27	2,010	2,178
	Regency Centers LP	4.125%	3/15/28	1,375	1,508
	Regency Centers LP	2.950%	9/15/29	1,500	1,528
	Regency Centers LP	3.700%	6/15/30	5,000	5,364
	Regency Centers LP	4.400%	2/1/47	5,650	6,083
	Regency Centers LP	4.650%	3/15/49	4,225	4,620
	Retail Properties of America Inc.	4.750%	9/15/30	3,000	3,173
	Rexford Industrial Realty LP	2.125%	12/1/30	3,000	2,809
	Sabra Health Care LP	4.800%	6/1/24	1,840	2,006
	Sabra Health Care LP	5.125%	8/15/26	2,500	2,781
	Simon Property Group LP	2.625%	6/15/22	10,300	10,512
	Simon Property Group LP	2.750%	2/1/23	3,625	3,752
	Simon Property Group LP	2.750%	6/1/23	6,000	6,247
	Simon Property Group LP	3.750%	2/1/24	5,000	5,381
	Simon Property Group LP	2.000%	9/13/24	2,170	2,241
	Simon Property Group LP	3.375%	10/1/24	4,212	4,523
	Simon Property Group LP	3.500%	9/1/25	8,639	9,355
	Simon Property Group LP	3.300%	1/15/26	12,941	13,856
	Simon Property Group LP	3.250%	11/30/26	2,800	3,010
	Simon Property Group LP	3.375%	6/15/27	8,780	9,462
	Simon Property Group LP	3.375%	12/1/27	4,700	5,060
	Simon Property Group LP	1.750%	2/1/28	7,750	7,499
	Simon Property Group LP	2.450%	9/13/29	13,685	13,551
	Simon Property Group LP	2.650%	7/15/30	3,500	3,484
	Simon Property Group LP	2.200%	2/1/31	6,800	6,505
	Simon Property Group LP	6.750%	2/1/40	4,750	6,711
	Simon Property Group LP	4.750%	3/15/42	5,448	6,269
	Simon Property Group LP	4.250%	10/1/44	200	216
	Simon Property Group LP	4.250%	11/30/46	4,700	5,098
	Simon Property Group LP	3.250%	9/13/49	13,135	12,190
	Simon Property Group LP	3.800%	7/15/50	5,300	5,394
	SITE Centers Corp.	3.900%	8/15/24	9,955	10,428
	SITE Centers Corp.	3.625%	2/1/25	5,900	6,157
	SITE Centers Corp.	4.250%	2/1/26	1,700	1,813
	SITE Centers Corp.	4.700%	6/1/27	11,350	12,417
	SL Green Operating Partnership LP	3.250%	10/15/22	3,300	3,399
	Spirit Realty LP	3.200%	1/15/27	2,000	2,090
	Spirit Realty LP	2.100%	3/15/28	5,000	4,853
	Spirit Realty LP	4.000%	7/15/29	2,650	2,873
	Spirit Realty LP	3.200%	2/15/31	2,450	2,460
	Spirit Realty LP	2.700%	2/15/32	3,350	3,196
	STORE Capital Corp.	4.500%	3/15/28	2,195	2,416
	STORE Capital Corp.	4.625%	3/15/29	5,000	5,558
	STORE Capital Corp.	2.750%	11/18/30	1,500	1,462
	Tanger Properties LP	3.750%	12/1/24	2,550	2,703
	Tanger Properties LP	3.125%	9/1/26	4,710	4,787
	Tanger Properties LP	3.875%	7/15/27	2,600	2,736
[3]	UDR Inc.	2.950%	9/1/26	4,400	4,670
[3]	UDR Inc.	3.500%	7/1/27	5,250	5,711

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	UDR Inc.	3.500%	1/15/28	5,075	5,430
	UDR Inc.	3.000%	8/15/31	3,500	3,562
[3]	UDR Inc.	2.100%	8/1/32	4,000	3,727
[3]	UDR Inc.	1.900%	3/15/33	7,500	6,802
[3]	UDR Inc.	2.100%	6/15/33	3,950	3,637
	UDR Inc.	3.100%	11/1/34	3,335	3,377
	Ventas Realty LP	3.125%	6/15/23	7,060	7,387
	Ventas Realty LP	3.500%	4/15/24	3,075	3,304
	Ventas Realty LP	3.750%	5/1/24	2,325	2,511
	Ventas Realty LP	2.650%	1/15/25	3,610	3,773
	Ventas Realty LP	3.500%	2/1/25	8,000	8,610
	Ventas Realty LP	4.125%	1/15/26	1,825	2,039
	Ventas Realty LP	3.250%	10/15/26	9,075	9,757
	Ventas Realty LP	3.850%	4/1/27	2,075	2,290
	Ventas Realty LP	4.000%	3/1/28	12,985	14,319
	Ventas Realty LP	4.400%	1/15/29	1,865	2,086
	Ventas Realty LP	3.000%	1/15/30	3,865	3,937
	Ventas Realty LP	4.750%	11/15/30	765	882
	Ventas Realty LP	5.700%	9/30/43	1,000	1,235
	Ventas Realty LP	4.375%	2/1/45	5,740	5,919
	Ventas Realty LP	4.875%	4/15/49	1,200	1,357
	VEREIT Operating Partnership LP	4.625%	11/1/25	5,883	6,582
	VEREIT Operating Partnership LP	4.875%	6/1/26	2,925	3,352
	VEREIT Operating Partnership LP	3.950%	8/15/27	4,350	4,763
	VEREIT Operating Partnership LP	3.100%	12/15/29	12,365	12,601
	VEREIT Operating Partnership LP	2.850%	12/15/32	7,000	6,776
	Vornado Realty LP	3.500%	1/15/25	3,524	3,709
	Washington REIT	3.950%	10/15/22	1,050	1,088
[3,7]	WEA Finance LLC	3.750%	9/17/24	500	530
	Weingarten Realty Investors	3.375%	10/15/22	8,375	8,658
	Weingarten Realty Investors	3.500%	4/15/23	2,200	2,302
	Weingarten Realty Investors	4.450%	1/15/24	600	649
	Weingarten Realty Investors	3.850%	6/1/25	900	966
	Welltower Inc.	4.500%	1/15/24	5,500	6,020
	Welltower Inc.	3.625%	3/15/24	10,990	11,824
	Welltower Inc.	4.000%	6/1/25	18,665	20,532
	Welltower Inc.	2.700%	2/15/27	9,262	9,653
	Welltower Inc.	4.250%	4/15/28	1,525	1,699
	Welltower Inc.	4.125%	3/15/29	3,145	3,460
	Welltower Inc.	2.750%	1/15/31	16,750	16,674
	Welltower Inc.	2.800%	6/1/31	3,800	3,759
	Welltower Inc.	6.500%	3/15/41	2,000	2,684
	Welltower Inc.	5.125%	3/15/43	950	1,104
	Welltower Inc.	4.950%	9/1/48	4,450	5,324
	Weyerhaeuser Co.	8.500%	1/15/25	800	1,007
	Weyerhaeuser Co.	4.000%	11/15/29	11,200	12,359
	Weyerhaeuser Co.	4.000%	4/15/30	8,000	8,828
	Weyerhaeuser Co.	7.375%	3/15/32	8,605	12,018
	Weyerhaeuser Co.	6.875%	12/15/33	2,250	2,988
	WP Carey Inc.	4.600%	4/1/24	7,705	8,477
	WP Carey Inc.	4.000%	2/1/25	1,250	1,358
	WP Carey Inc.	4.250%	10/1/26	2,350	2,632
	WP Carey Inc.	3.850%	7/15/29	2,200	2,371
	WP Carey Inc.	2.250%	4/1/33	12,000	11,222
					2,224,734
Technology (2.4%)
	Adobe Inc.	1.700%	2/1/23	8,200	8,409
	Adobe Inc.	1.900%	2/1/25	4,043	4,174

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Adobe Inc.	3.250%	2/1/25	10,958	11,825
Adobe Inc.	2.150%	2/1/27	10,800	11,115
Adobe Inc.	2.300%	2/1/30	15,500	15,664
Altera Corp.	4.100%	11/15/23	6,100	6,663
Amdocs Ltd.	2.538%	6/15/30	6,000	5,878
Analog Devices Inc.	2.875%	6/1/23	6,700	7,008
Analog Devices Inc.	3.125%	12/5/23	7,475	7,957
Analog Devices Inc.	2.950%	4/1/25	3,050	3,242
Analog Devices Inc.	3.500%	12/5/26	5,965	6,532
Analog Devices Inc.	5.300%	12/15/45	1,140	1,416
Apple Inc.	2.150%	2/9/22	11,515	11,706
Apple Inc.	2.500%	2/9/22	22,935	23,334
Apple Inc.	2.300%	5/11/22	6,280	6,412
Apple Inc.	2.700%	5/13/22	20,755	21,316
Apple Inc.	2.850%	2/23/23	19,217	20,063
Apple Inc.	2.400%	5/3/23	49,823	52,046
Apple Inc.	0.750%	5/11/23	17,425	17,615
Apple Inc.	3.000%	2/9/24	15,735	16,791
Apple Inc.	3.450%	5/6/24	9,375	10,179
Apple Inc.	2.850%	5/11/24	24,251	25,829
Apple Inc.	1.800%	9/11/24	3,000	3,118
Apple Inc.	2.750%	1/13/25	15,698	16,730
Apple Inc.	2.500%	2/9/25	17,788	18,782
Apple Inc.	1.125%	5/11/25	26,505	26,675
Apple Inc.	3.200%	5/13/25	12,925	14,024
Apple Inc.	0.550%	8/20/25	11,000	10,808
Apple Inc.	0.700%	2/8/26	20,300	19,878
Apple Inc.	3.250%	2/23/26	62,101	67,742
Apple Inc.	2.450%	8/4/26	24,982	26,312
Apple Inc.	2.050%	9/11/26	14,086	14,556
Apple Inc.	3.350%	2/9/27	23,601	25,929
Apple Inc.	3.200%	5/11/27	31,000	33,785
Apple Inc.	2.900%	9/12/27	34,855	37,435
Apple Inc.	1.200%	2/8/28	28,300	27,293
Apple Inc.	2.200%	9/11/29	12,580	12,686
Apple Inc.	1.650%	5/11/30	26,000	24,857
Apple Inc.	1.250%	8/20/30	11,000	10,166
Apple Inc.	1.650%	2/8/31	30,000	28,552
Apple Inc.	4.500%	2/23/36	9,180	11,284
Apple Inc.	2.375%	2/8/41	17,025	15,581
Apple Inc.	3.850%	5/4/43	29,963	33,983
Apple Inc.	4.450%	5/6/44	6,675	8,116
Apple Inc.	3.450%	2/9/45	19,578	20,565
Apple Inc.	4.375%	5/13/45	16,735	19,960
Apple Inc.	4.650%	2/23/46	41,300	51,334
Apple Inc.	3.850%	8/4/46	21,680	24,084
Apple Inc.	4.250%	2/9/47	12,676	15,024
Apple Inc.	3.750%	9/12/47	11,324	12,404
Apple Inc.	3.750%	11/13/47	14,160	15,517
Apple Inc.	2.950%	9/11/49	16,668	15,920
Apple Inc.	2.650%	5/11/50	27,820	25,259
Apple Inc.	2.400%	8/20/50	12,653	10,908
Apple Inc.	2.650%	2/8/51	30,700	27,946
Apple Inc.	2.550%	8/20/60	16,802	14,366
Apple Inc.	2.800%	2/8/61	18,500	16,578
Applied Materials Inc.	3.900%	10/1/25	17,905	19,950
Applied Materials Inc.	3.300%	4/1/27	9,200	10,058
Applied Materials Inc.	1.750%	6/1/30	6,080	5,838

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Applied Materials Inc.	5.100%	10/1/35	6,475	8,231
	Applied Materials Inc.	5.850%	6/15/41	5,905	8,235
	Applied Materials Inc.	4.350%	4/1/47	11,000	13,036
	Applied Materials Inc.	2.750%	6/1/50	8,117	7,499
	Arrow Electronics Inc.	3.500%	4/1/22	2,500	2,559
	Arrow Electronics Inc.	4.500%	3/1/23	3,350	3,565
	Arrow Electronics Inc.	3.250%	9/8/24	7,444	7,951
	Arrow Electronics Inc.	4.000%	4/1/25	3,070	3,315
	Arrow Electronics Inc.	3.875%	1/12/28	3,525	3,813
	Autodesk Inc.	3.600%	12/15/22	825	860
	Autodesk Inc.	4.375%	6/15/25	4,600	5,143
	Autodesk Inc.	3.500%	6/15/27	4,150	4,540
	Autodesk Inc.	2.850%	1/15/30	5,300	5,443
	Automatic Data Processing Inc.	3.375%	9/15/25	8,850	9,739
	Automatic Data Processing Inc.	1.250%	9/1/30	8,300	7,591
	Avnet Inc.	4.875%	12/1/22	3,845	4,084
	Avnet Inc.	4.625%	4/15/26	4,625	5,115
	Broadcom Corp.	3.625%	1/15/24	14,790	15,848
	Broadcom Corp.	3.125%	1/15/25	17,100	18,216
	Broadcom Corp.	3.875%	1/15/27	47,704	51,735
	Broadcom Corp.	3.500%	1/15/28	8,600	9,132
	Broadcom Inc.	2.250%	11/15/23	8,100	8,373
	Broadcom Inc.	3.625%	10/15/24	12,216	13,276
	Broadcom Inc.	4.700%	4/15/25	15,000	16,895
	Broadcom Inc.	3.150%	11/15/25	19,800	21,153
	Broadcom Inc.	4.250%	4/15/26	23,200	25,712
	Broadcom Inc.	3.459%	9/15/26	28,778	30,815
[3,7]	Broadcom Inc.	1.950%	2/15/28	8,000	7,741
	Broadcom Inc.	4.110%	9/15/28	23,382	25,528
	Broadcom Inc.	4.750%	4/15/29	23,480	26,349
	Broadcom Inc.	5.000%	4/15/30	24,000	27,285
	Broadcom Inc.	4.150%	11/15/30	24,000	25,828
[3,7]	Broadcom Inc.	2.450%	2/15/31	24,500	23,122
	Broadcom Inc.	4.300%	11/15/32	19,000	20,511
[3,7]	Broadcom Inc.	2.600%	2/15/33	18,000	16,730
[3,7]	Broadcom Inc.	3.500%	2/15/41	30,000	28,616
[3,7]	Broadcom Inc.	3.750%	2/15/51	18,000	17,192
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	2,725	2,955
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	4,200	4,294
	Cadence Design Systems Inc.	4.375%	10/15/24	3,263	3,618
	Cintas Corp. No. 2	2.900%	4/1/22	3,600	3,683
	Cintas Corp. No. 2	3.250%	6/1/22	1,025	1,051
	Cintas Corp. No. 2	3.700%	4/1/27	8,475	9,407
	Cintas Corp. No. 2	6.150%	8/15/36	259	342
	Cisco Systems Inc.	2.600%	2/28/23	11,250	11,735
	Cisco Systems Inc.	2.200%	9/20/23	5,000	5,225
	Cisco Systems Inc.	3.625%	3/4/24	8,482	9,255
	Cisco Systems Inc.	3.500%	6/15/25	4,271	4,703
	Cisco Systems Inc.	2.950%	2/28/26	10,105	10,966
	Cisco Systems Inc.	2.500%	9/20/26	3,240	3,444
	Cisco Systems Inc.	5.900%	2/15/39	12,866	17,920
	Cisco Systems Inc.	5.500%	1/15/40	20,242	27,223
	Citrix Systems Inc.	1.250%	3/1/26	7,500	7,378
	Citrix Systems Inc.	4.500%	12/1/27	3,250	3,693
	Citrix Systems Inc.	3.300%	3/1/30	5,650	5,785
	Corning Inc.	2.900%	5/15/22	4,675	4,776
	Corning Inc.	4.700%	3/15/37	4,475	5,100
	Corning Inc.	5.750%	8/15/40	8,460	10,517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corning Inc.	4.750%	3/15/42	2,195	2,553
	Corning Inc.	5.350%	11/15/48	1,500	1,899
	Corning Inc.	4.375%	11/15/57	7,050	7,656
	Corning Inc.	5.850%	11/15/68	3,200	4,264
	Corning Inc.	5.450%	11/15/79	10,600	13,078
[3,7]	Dell International LLC	5.450%	6/15/23	30,700	33,549
[3,7]	Dell International LLC	4.000%	7/15/24	5,000	5,425
[3,7]	Dell International LLC	5.850%	7/15/25	9,000	10,489
[3,7]	Dell International LLC	6.020%	6/15/26	46,818	55,249
[3,7]	Dell International LLC	4.900%	10/1/26	22,585	25,554
[3,7]	Dell International LLC	6.100%	7/15/27	16,000	19,240
[3,7]	Dell International LLC	5.300%	10/1/29	18,333	21,444
[3,7]	Dell International LLC	6.200%	7/15/30	7,955	9,869
[3,7]	Dell International LLC	8.100%	7/15/36	20,600	30,053
[3,7]	Dell International LLC	8.350%	7/15/46	24,522	37,281
	DXC Technology Co.	4.250%	4/15/24	9,375	10,159
	DXC Technology Co.	4.125%	4/15/25	19,217	20,909
	DXC Technology Co.	4.750%	4/15/27	2,170	2,429
	Equifax Inc.	3.950%	6/15/23	2,000	2,143
	Equifax Inc.	2.600%	12/1/24	2,250	2,371
	Equifax Inc.	2.600%	12/15/25	6,037	6,333
	Equifax Inc.	3.100%	5/15/30	6,310	6,527
	Fidelity National Information Services Inc.	0.375%	3/1/23	8,000	7,975
	Fidelity National Information Services Inc.	0.600%	3/1/24	8,000	7,955
	Fidelity National Information Services Inc.	1.150%	3/1/26	13,000	12,781
	Fidelity National Information Services Inc.	1.650%	3/1/28	7,500	7,327
	Fidelity National Information Services Inc.	3.750%	5/21/29	6,500	7,152
	Fidelity National Information Services Inc.	2.250%	3/1/31	12,000	11,778
	Fidelity National Information Services Inc.	3.100%	3/1/41	8,000	7,828
	Fiserv Inc.	3.800%	10/1/23	11,393	12,235
	Fiserv Inc.	2.750%	7/1/24	20,808	21,966
	Fiserv Inc.	3.850%	6/1/25	14,971	16,436
	Fiserv Inc.	3.200%	7/1/26	21,000	22,659
	Fiserv Inc.	2.250%	6/1/27	13,700	14,004
	Fiserv Inc.	4.200%	10/1/28	11,000	12,356
	Fiserv Inc.	3.500%	7/1/29	32,576	35,119
	Fiserv Inc.	2.650%	6/1/30	15,000	15,083
	Fiserv Inc.	4.400%	7/1/49	20,950	24,194
	Flex Ltd.	5.000%	2/15/23	2,730	2,934
	Flex Ltd.	4.750%	6/15/25	75	83
	Flex Ltd.	3.750%	2/1/26	6,000	6,503
	Flex Ltd.	4.875%	6/15/29	6,500	7,316
	Flex Ltd.	4.875%	5/12/30	4,000	4,527
	FLIR Systems Inc.	2.500%	8/1/30	4,500	4,392
	Fortinet Inc.	1.000%	3/15/26	5,000	4,889
	Fortinet Inc.	2.200%	3/15/31	5,000	4,846
	Harman International Industries Inc.	4.150%	5/15/25	3,475	3,814
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	18,100	19,037
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	2,000	2,060
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	11,255	12,218
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	7,867	7,994
	Hewlett Packard Enterprise Co.	4.650%	10/1/24	8,450	9,429

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hewlett Packard Enterprise Co.	4.900%	10/15/25	18,954	21,591
Hewlett Packard Enterprise Co.	1.750%	4/1/26	8,160	8,160
Hewlett Packard Enterprise Co.	6.200%	10/15/35	9,459	12,375
Hewlett Packard Enterprise Co.	6.350%	10/15/45	15,701	20,367
HP Inc.	2.200%	6/17/25	14,000	14,452
HP Inc.	3.000%	6/17/27	21,110	22,356
HP Inc.	3.400%	6/17/30	16,000	16,606
HP Inc.	6.000%	9/15/41	12,970	16,069
Hubbell Inc.	2.300%	3/15/31	3,000	2,923
IHS Markit Ltd.	3.625%	5/1/24	7,000	7,525
IHS Markit Ltd.	4.750%	8/1/28	8,865	10,206
IHS Markit Ltd.	4.250%	5/1/29	4,200	4,720
Intel Corp.	2.350%	5/11/22	5,000	5,108
Intel Corp.	3.100%	7/29/22	6,100	6,320
Intel Corp.	2.700%	12/15/22	19,982	20,790
Intel Corp.	2.875%	5/11/24	11,781	12,572
Intel Corp.	3.400%	3/25/25	27,620	29,986
Intel Corp.	3.700%	7/29/25	23,775	26,211
Intel Corp.	2.600%	5/19/26	11,340	12,012
Intel Corp.	3.750%	3/25/27	14,400	16,054
Intel Corp.	2.450%	11/15/29	25,500	25,944
Intel Corp.	3.900%	3/25/30	19,005	21,486
Intel Corp.	4.000%	12/15/32	6,700	7,634
Intel Corp.	4.600%	3/25/40	8,000	9,636
Intel Corp.	4.800%	10/1/41	12,072	14,806
Intel Corp.	4.250%	12/15/42	1,000	1,140
Intel Corp.	4.100%	5/19/46	13,225	14,927
Intel Corp.	4.100%	5/11/47	11,100	12,346
Intel Corp.	3.734%	12/8/47	19,850	21,256
Intel Corp.	3.250%	11/15/49	16,650	16,718
Intel Corp.	4.750%	3/25/50	22,759	28,504
Intel Corp.	3.100%	2/15/60	8,500	7,895
Intel Corp.	4.950%	3/25/60	8,930	11,592
International Business Machines Corp.	2.500%	1/27/22	6,575	6,697
International Business Machines Corp.	2.850%	5/13/22	27,680	28,473
International Business Machines Corp.	1.875%	8/1/22	7,485	7,640
International Business Machines Corp.	2.875%	11/9/22	33,085	34,436
International Business Machines Corp.	3.375%	8/1/23	14,075	15,035
International Business Machines Corp.	3.625%	2/12/24	18,338	19,905
International Business Machines Corp.	3.000%	5/15/24	25,100	26,872
International Business Machines Corp.	7.000%	10/30/25	7,850	9,849
International Business Machines Corp.	3.450%	2/19/26	12,464	13,688
International Business Machines Corp.	3.300%	5/15/26	37,800	41,093
International Business Machines Corp.	1.700%	5/15/27	15,092	15,070
International Business Machines Corp.	6.220%	8/1/27	1,975	2,495
International Business Machines Corp.	6.500%	1/15/28	50	63
International Business Machines Corp.	3.500%	5/15/29	29,255	31,583
International Business Machines Corp.	1.950%	5/15/30	18,600	18,018
International Business Machines Corp.	5.875%	11/29/32	6,075	8,101
International Business Machines Corp.	4.150%	5/15/39	17,200	19,486
International Business Machines Corp.	5.600%	11/30/39	6,623	8,714
International Business Machines Corp.	2.850%	5/15/40	12,710	12,128
International Business Machines Corp.	4.000%	6/20/42	9,000	10,006
International Business Machines Corp.	4.700%	2/19/46	1,200	1,456
International Business Machines Corp.	4.250%	5/15/49	30,740	35,439
International Business Machines Corp.	2.950%	5/15/50	16,790	15,595
Intuit Inc.	0.650%	7/15/23	2,000	2,010
Intuit Inc.	0.950%	7/15/25	4,500	4,479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intuit Inc.	1.350%	7/15/27	4,500	4,431
	Intuit Inc.	1.650%	7/15/30	4,500	4,227
	Jabil Inc.	4.700%	9/15/22	1,500	1,587
	Jabil Inc.	3.950%	1/12/28	6,000	6,621
	Jabil Inc.	3.600%	1/15/30	4,000	4,179
	Jabil Inc.	3.000%	1/15/31	5,500	5,451
	Juniper Networks Inc.	1.200%	12/10/25	2,475	2,437
	Juniper Networks Inc.	3.750%	8/15/29	9,000	9,687
	Juniper Networks Inc.	2.000%	12/10/30	3,600	3,311
	Juniper Networks Inc.	5.950%	3/15/41	3,605	4,445
	KLA Corp.	4.650%	11/1/24	10,775	12,041
	KLA Corp.	4.100%	3/15/29	11,041	12,403
	KLA Corp.	5.000%	3/15/49	4,325	5,443
	KLA Corp.	3.300%	3/1/50	3,025	2,920
	Lam Research Corp.	3.800%	3/15/25	4,901	5,379
	Lam Research Corp.	3.750%	3/15/26	11,500	12,744
	Lam Research Corp.	4.000%	3/15/29	15,425	17,454
	Lam Research Corp.	1.900%	6/15/30	6,884	6,640
	Lam Research Corp.	4.875%	3/15/49	5,850	7,509
	Lam Research Corp.	2.875%	6/15/50	6,000	5,603
	Lam Research Corp.	3.125%	6/15/60	4,900	4,710
[3,7]	Leidos Inc.	2.950%	5/15/23	8,283	8,656
[3,7]	Leidos Inc.	3.625%	5/15/25	6,800	7,378
[3,7]	Leidos Inc.	4.375%	5/15/30	6,500	7,215
[3,7]	Leidos Inc.	2.300%	2/15/31	9,000	8,505
	Marvell Technology Group Ltd.	4.200%	6/22/23	4,950	5,297
	Marvell Technology Group Ltd.	4.875%	6/22/28	3,758	4,294
	Maxim Integrated Products Inc.	3.375%	3/15/23	4,275	4,476
	Maxim Integrated Products Inc.	3.450%	6/15/27	625	681
	Microchip Technology Inc.	4.333%	6/1/23	5,000	5,358
	Micron Technology Inc.	2.497%	4/24/23	5,414	5,617
	Micron Technology Inc.	4.640%	2/6/24	3,000	3,296
	Micron Technology Inc.	4.975%	2/6/26	4,350	4,975
	Micron Technology Inc.	4.185%	2/15/27	8,000	8,890
	Micron Technology Inc.	5.327%	2/6/29	5,950	6,976
	Microsoft Corp.	2.400%	2/6/22	25,959	26,390
	Microsoft Corp.	2.375%	2/12/22	12,700	12,914
	Microsoft Corp.	2.650%	11/3/22	30,986	32,041
	Microsoft Corp.	2.000%	8/8/23	18,050	18,709
	Microsoft Corp.	2.875%	2/6/24	21,229	22,620
	Microsoft Corp.	2.700%	2/12/25	6,425	6,862
	Microsoft Corp.	3.125%	11/3/25	29,450	32,093
	Microsoft Corp.	2.400%	8/8/26	36,960	39,002
	Microsoft Corp.	3.300%	2/6/27	39,538	43,492
	Microsoft Corp.	3.500%	2/12/35	16,825	18,683
	Microsoft Corp.	3.450%	8/8/36	20,069	22,073
	Microsoft Corp.	4.100%	2/6/37	12,072	14,242
	Microsoft Corp.	5.300%	2/8/41	7,000	9,478
	Microsoft Corp.	3.700%	8/8/46	42,925	48,074
	Microsoft Corp.	2.525%	6/1/50	71,859	65,675
	Microsoft Corp.	2.921%	3/17/52	75,454	74,317
	Microsoft Corp.	2.675%	6/1/60	36,822	33,622
	Microsoft Corp.	3.041%	3/17/62	38,066	37,261
	Moody's Corp.	4.500%	9/1/22	4,908	5,142
	Moody's Corp.	4.875%	2/15/24	8,339	9,216
	Moody's Corp.	3.750%	3/24/25	6,000	6,550
	Moody's Corp.	3.250%	1/15/28	5,500	5,870
	Moody's Corp.	5.250%	7/15/44	5,515	7,122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Moody's Corp.	4.875%	12/17/48	4,000	4,910
	Moody's Corp.	3.250%	5/20/50	2,625	2,550
	Moody's Corp.	2.550%	8/18/60	4,200	3,361
	Motorola Solutions Inc.	4.000%	9/1/24	5,094	5,607
	Motorola Solutions Inc.	4.600%	2/23/28	6,000	6,811
	Motorola Solutions Inc.	4.600%	5/23/29	6,000	6,804
	Motorola Solutions Inc.	2.300%	11/15/30	8,500	8,019
	Motorola Solutions Inc.	5.500%	9/1/44	2,995	3,633
	NetApp Inc.	3.300%	9/29/24	4,475	4,811
	NetApp Inc.	1.875%	6/22/25	4,000	4,085
	NetApp Inc.	2.375%	6/22/27	4,000	4,059
	NetApp Inc.	2.700%	6/22/30	7,976	7,911
	NVIDIA Corp.	3.200%	9/16/26	12,080	13,176
	NVIDIA Corp.	2.850%	4/1/30	14,018	14,711
	NVIDIA Corp.	3.500%	4/1/40	30,000	31,884
	NVIDIA Corp.	3.500%	4/1/50	24,485	25,750
	NVIDIA Corp.	3.700%	4/1/60	8,507	8,952
[3,7]	NXP BV	4.875%	3/1/24	9,250	10,256
[3,7]	NXP BV	5.350%	3/1/26	3,500	4,067
[3,7]	NXP BV	3.875%	6/18/26	2,000	2,194
[3,7]	NXP BV	3.150%	5/1/27	6,000	6,372
[3,7]	NXP BV	5.550%	12/1/28	2,000	2,396
[3,7]	NXP BV	4.300%	6/18/29	18,000	20,111
[3,7]	NXP BV	3.400%	5/1/30	11,240	11,837
	Oracle Corp.	2.500%	5/15/22	9,350	9,535
	Oracle Corp.	2.500%	10/15/22	22,810	23,513
	Oracle Corp.	2.625%	2/15/23	8,200	8,499
	Oracle Corp.	2.400%	9/15/23	25,208	26,224
	Oracle Corp.	3.400%	7/8/24	18,599	19,977
	Oracle Corp.	2.950%	11/15/24	42,430	45,201
	Oracle Corp.	2.500%	4/1/25	36,210	37,937
	Oracle Corp.	2.950%	5/15/25	16,582	17,649
	Oracle Corp.	1.650%	3/25/26	28,375	28,565
	Oracle Corp.	2.650%	7/15/26	38,460	40,357
	Oracle Corp.	2.800%	4/1/27	31,890	33,579
	Oracle Corp.	3.250%	11/15/27	10,000	10,726
	Oracle Corp.	2.300%	3/25/28	20,000	20,246
	Oracle Corp.	2.950%	4/1/30	36,865	37,992
	Oracle Corp.	2.875%	3/25/31	33,000	33,585
	Oracle Corp.	4.300%	7/8/34	20,283	22,720
	Oracle Corp.	3.900%	5/15/35	13,600	14,654
	Oracle Corp.	3.850%	7/15/36	16,490	17,411
	Oracle Corp.	3.800%	11/15/37	10,400	10,791
	Oracle Corp.	6.500%	4/15/38	10,000	13,722
	Oracle Corp.	6.125%	7/8/39	10,000	13,229
	Oracle Corp.	3.600%	4/1/40	49,120	49,177
	Oracle Corp.	5.375%	7/15/40	22,757	27,834
	Oracle Corp.	3.650%	3/25/41	23,000	23,277
	Oracle Corp.	4.500%	7/8/44	9,527	10,499
	Oracle Corp.	4.125%	5/15/45	17,375	18,159
	Oracle Corp.	4.000%	7/15/46	31,436	32,334
	Oracle Corp.	4.000%	11/15/47	23,765	24,473
	Oracle Corp.	3.600%	4/1/50	45,300	43,767
	Oracle Corp.	3.950%	3/25/51	33,000	34,254
	Oracle Corp.	4.375%	5/15/55	13,325	14,439
	Oracle Corp.	3.850%	4/1/60	36,140	35,487
	Oracle Corp.	4.100%	3/25/61	15,225	15,760
	QUALCOMM Inc.	3.000%	5/20/22	6,730	6,935

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
QUALCOMM Inc.	2.600%	1/30/23	7,747	8,047
QUALCOMM Inc.	2.900%	5/20/24	9,707	10,338
QUALCOMM Inc.	3.450%	5/20/25	9,042	9,901
QUALCOMM Inc.	3.250%	5/20/27	12,500	13,647
QUALCOMM Inc.	1.300%	5/20/28	28,368	26,983
QUALCOMM Inc.	2.150%	5/20/30	14,485	14,324
QUALCOMM Inc.	1.650%	5/20/32	17,048	15,687
QUALCOMM Inc.	4.650%	5/20/35	9,700	11,821
QUALCOMM Inc.	4.800%	5/20/45	12,870	16,164
QUALCOMM Inc.	4.300%	5/20/47	14,420	16,884
QUALCOMM Inc.	3.250%	5/20/50	6,840	6,963
Quanta Services Inc.	2.900%	10/1/30	9,025	9,119
RELX Capital Inc.	3.500%	3/16/23	6,300	6,636
RELX Capital Inc.	4.000%	3/18/29	9,350	10,305
RELX Capital Inc.	3.000%	5/22/30	5,398	5,591
Roper Technologies Inc.	2.800%	12/15/21	10,575	10,735
Roper Technologies Inc.	0.450%	8/15/22	1,000	1,000
Roper Technologies Inc.	3.125%	11/15/22	1,750	1,814
Roper Technologies Inc.	3.650%	9/15/23	11,730	12,570
Roper Technologies Inc.	2.350%	9/15/24	8,450	8,825
Roper Technologies Inc.	1.000%	9/15/25	2,500	2,456
Roper Technologies Inc.	3.850%	12/15/25	9,157	10,153
Roper Technologies Inc.	3.800%	12/15/26	11,559	12,797
Roper Technologies Inc.	1.400%	9/15/27	17,709	17,104
Roper Technologies Inc.	4.200%	9/15/28	7,225	8,102
Roper Technologies Inc.	2.950%	9/15/29	8,295	8,586
Roper Technologies Inc.	2.000%	6/30/30	13,776	13,153
Roper Technologies Inc.	1.750%	2/15/31	12,742	11,819
S&P Global Inc.	4.000%	6/15/25	6,225	6,910
S&P Global Inc.	2.500%	12/1/29	5,300	5,398
S&P Global Inc.	1.250%	8/15/30	7,400	6,721
S&P Global Inc.	3.250%	12/1/49	6,500	6,658
S&P Global Inc.	2.300%	8/15/60	9,950	8,011
salesforce.com Inc.	3.250%	4/11/23	9,927	10,486
salesforce.com Inc.	3.700%	4/11/28	12,050	13,403
ServiceNow Inc.	1.400%	9/1/30	15,600	14,091
Texas Instruments Inc.	1.850%	5/15/22	4,400	4,477
Texas Instruments Inc.	2.625%	5/15/24	4,297	4,548
Texas Instruments Inc.	1.375%	3/12/25	7,863	7,990
Texas Instruments Inc.	2.900%	11/3/27	7,497	8,050
Texas Instruments Inc.	2.250%	9/4/29	12,329	12,371
Texas Instruments Inc.	1.750%	5/4/30	6,300	6,007
Texas Instruments Inc.	3.875%	3/15/39	11,500	13,176
Texas Instruments Inc.	4.150%	5/15/48	15,183	17,620
Verisk Analytics Inc.	4.125%	9/12/22	8,500	8,921
Verisk Analytics Inc.	4.000%	6/15/25	6,250	6,892
Verisk Analytics Inc.	4.125%	3/15/29	7,090	7,863
Verisk Analytics Inc.	5.500%	6/15/45	4,300	5,466
Verisk Analytics Inc.	3.625%	5/15/50	5,000	4,859
VMware Inc.	2.950%	8/21/22	17,040	17,576
VMware Inc.	4.500%	5/15/25	10,654	11,852
VMware Inc.	4.650%	5/15/27	7,000	7,891
VMware Inc.	3.900%	8/21/27	27,579	30,137
VMware Inc.	4.700%	5/15/30	11,254	12,879
Xilinx Inc.	2.950%	6/1/24	6,483	6,876
Xilinx Inc.	2.375%	6/1/30	6,300	6,131
				5,720,847

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utilities (2.3%)
	AEP Texas Inc.	2.400%	10/1/22	2,400	2,466
	AEP Texas Inc.	3.950%	6/1/28	9,350	10,308
[3]	AEP Texas Inc.	2.100%	7/1/30	3,132	3,010
	AEP Texas Inc.	3.800%	10/1/47	3,000	3,110
[3]	AEP Texas Inc.	3.450%	1/15/50	2,943	2,872
	AEP Transmission Co. LLC	4.000%	12/1/46	4,071	4,418
	AEP Transmission Co. LLC	3.750%	12/1/47	4,150	4,449
	AEP Transmission Co. LLC	4.250%	9/15/48	4,350	4,971
	AEP Transmission Co. LLC	3.800%	6/15/49	3,925	4,173
	AEP Transmission Co. LLC	3.150%	9/15/49	3,985	3,860
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	5,750	6,129
[3,7]	AES Corp.	1.375%	1/15/26	9,400	9,171
[3,7]	AES Corp.	2.450%	1/15/31	9,300	8,845
[3]	Alabama Power Co.	2.450%	3/30/22	9,500	9,688
[3]	Alabama Power Co.	3.550%	12/1/23	8,800	9,477
[3]	Alabama Power Co.	1.450%	9/15/30	12,800	11,691
	Alabama Power Co.	6.125%	5/15/38	1,900	2,599
	Alabama Power Co.	6.000%	3/1/39	4,624	6,290
	Alabama Power Co.	3.850%	12/1/42	1,850	2,002
	Alabama Power Co.	4.150%	8/15/44	4,900	5,479
	Alabama Power Co.	3.750%	3/1/45	6,825	7,311
	Alabama Power Co.	4.300%	1/2/46	4,950	5,615
[3]	Alabama Power Co.	3.700%	12/1/47	4,475	4,706
	Alabama Power Co.	3.450%	10/1/49	12,300	12,567
	Ameren Corp.	2.500%	9/15/24	2,000	2,102
	Ameren Corp.	3.650%	2/15/26	2,775	3,022
	Ameren Corp.	1.750%	3/15/28	5,000	4,827
	Ameren Corp.	3.500%	1/15/31	8,387	8,890
	Ameren Illinois Co.	2.700%	9/1/22	3,170	3,254
	Ameren Illinois Co.	3.250%	3/1/25	2,065	2,207
	Ameren Illinois Co.	3.800%	5/15/28	4,875	5,398
	Ameren Illinois Co.	1.550%	11/15/30	5,000	4,664
	Ameren Illinois Co.	4.150%	3/15/46	775	877
	Ameren Illinois Co.	3.700%	12/1/47	5,325	5,657
	Ameren Illinois Co.	4.500%	3/15/49	3,950	4,709
	Ameren Illinois Co.	3.250%	3/15/50	3,155	3,146
[3]	American Electric Power Co. Inc.	0.750%	11/1/23	2,000	1,997
[3]	American Electric Power Co. Inc.	1.000%	11/1/25	2,000	1,953
	American Electric Power Co. Inc.	3.200%	11/13/27	2,925	3,163
[3]	American Electric Power Co. Inc.	4.300%	12/1/28	6,229	6,969
	American Electric Power Co. Inc.	2.300%	3/1/30	5,425	5,235
	American Electric Power Co. Inc.	3.250%	3/1/50	3,550	3,277
	American Water Capital Corp.	3.850%	3/1/24	5,075	5,499
	American Water Capital Corp.	3.400%	3/1/25	4,500	4,882
	American Water Capital Corp.	2.950%	9/1/27	11,000	11,704
	American Water Capital Corp.	3.450%	6/1/29	7,120	7,617
	American Water Capital Corp.	2.800%	5/1/30	3,000	3,086
	American Water Capital Corp.	6.593%	10/15/37	6,820	9,592
	American Water Capital Corp.	4.300%	12/1/42	1,000	1,127
	American Water Capital Corp.	4.300%	9/1/45	1,025	1,162
	American Water Capital Corp.	4.000%	12/1/46	1,025	1,138
	American Water Capital Corp.	3.750%	9/1/47	10,835	11,406
	American Water Capital Corp.	4.200%	9/1/48	10,500	11,836
	American Water Capital Corp.	4.150%	6/1/49	4,800	5,366
	American Water Capital Corp.	3.450%	5/1/50	8,599	8,697
	Appalachian Power Co.	3.400%	6/1/25	2,500	2,689
[3]	Appalachian Power Co.	2.700%	4/1/31	4,000	3,991

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Appalachian Power Co.	7.000%	4/1/38	1,880	2,713
	Appalachian Power Co.	4.400%	5/15/44	7,595	8,372
	Appalachian Power Co.	4.450%	6/1/45	2,625	2,969
[3]	Appalachian Power Co.	4.500%	3/1/49	10,420	11,753
[3]	Appalachian Power Co.	3.700%	5/1/50	14,445	14,638
	Arizona Public Service Co.	3.150%	5/15/25	4,265	4,587
	Arizona Public Service Co.	2.950%	9/15/27	5,300	5,679
	Arizona Public Service Co.	2.600%	8/15/29	3,000	3,068
	Arizona Public Service Co.	5.050%	9/1/41	1,505	1,875
	Arizona Public Service Co.	4.500%	4/1/42	4,875	5,596
	Arizona Public Service Co.	4.350%	11/15/45	3,600	4,132
	Arizona Public Service Co.	3.750%	5/15/46	8,250	8,622
	Arizona Public Service Co.	4.200%	8/15/48	4,000	4,534
	Arizona Public Service Co.	3.350%	5/15/50	3,590	3,521
	Arizona Public Service Co.	2.650%	9/15/50	2,000	1,748
	Atlantic City Electric Co.	2.300%	3/15/31	3,500	3,458
	Atmos Energy Corp.	0.625%	3/9/23	7,500	7,503
	Atmos Energy Corp.	3.000%	6/15/27	5,800	6,184
	Atmos Energy Corp.	2.625%	9/15/29	1,500	1,522
	Atmos Energy Corp.	1.500%	1/15/31	5,500	4,996
	Atmos Energy Corp.	5.500%	6/15/41	4,110	5,227
	Atmos Energy Corp.	4.150%	1/15/43	3,435	3,787
	Atmos Energy Corp.	4.125%	10/15/44	3,615	3,991
	Atmos Energy Corp.	4.125%	3/15/49	7,938	8,793
	Atmos Energy Corp.	3.375%	9/15/49	3,570	3,577
	Avangrid Inc.	3.150%	12/1/24	10,495	11,258
	Avangrid Inc.	3.800%	6/1/29	6,900	7,593
	Avista Corp.	4.350%	6/1/48	3,200	3,714
	Baltimore Gas & Electric Co.	3.500%	11/15/21	4,825	4,879
	Baltimore Gas & Electric Co.	3.350%	7/1/23	3,150	3,329
	Baltimore Gas & Electric Co.	2.400%	8/15/26	8,600	9,047
	Baltimore Gas & Electric Co.	6.350%	10/1/36	3,551	4,943
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/47	4,450	4,756
	Baltimore Gas & Electric Co.	2.900%	6/15/50	4,600	4,253
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	6,775	7,037
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	7,161	7,697
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,975	8,580
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	16,582	18,359
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	775	832
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	22,700	25,151
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	19,498	18,100
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	14,300	19,152
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,292	4,364
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	6,375	7,923
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	4,475	5,205
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	7,248	7,734
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	4,006	4,620
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	25,738	29,610
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	19,545	17,464
	Black Hills Corp.	3.950%	1/15/26	4,300	4,688
	Black Hills Corp.	3.150%	1/15/27	3,375	3,583
	Black Hills Corp.	3.050%	10/15/29	2,905	2,992
	Black Hills Corp.	4.350%	5/1/33	4,745	5,281
	Black Hills Corp.	4.200%	9/15/46	3,200	3,374
	Black Hills Corp.	3.875%	10/15/49	1,865	1,875
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	700	714

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	9,900	10,389
[3]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	214
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	6,100	6,086
[3]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	137
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	4,950	5,223
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	450	531
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	3,775	4,192
[3]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	3,050	3,547
[3]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	4,700	4,361
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	7,000	7,033
	CenterPoint Energy Inc.	3.600%	11/1/21	2,400	2,446
	CenterPoint Energy Inc.	2.500%	9/1/22	8,525	8,760
	CenterPoint Energy Inc.	3.850%	2/1/24	5,924	6,404
	CenterPoint Energy Inc.	2.500%	9/1/24	7,500	7,860
	CenterPoint Energy Inc.	4.250%	11/1/28	3,700	4,141
	CenterPoint Energy Inc.	2.950%	3/1/30	7,230	7,405
	CenterPoint Energy Inc.	3.700%	9/1/49	2,075	2,046
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,500	2,637
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	7,040	7,706
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	3,000	2,774
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	2,775	3,496
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	3,300	3,467
	Cleco Corporate Holdings LLC	3.743%	5/1/26	6,100	6,632
	Cleco Corporate Holdings LLC	4.973%	5/1/46	2,975	3,286
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	2,275	2,592
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	4,539	5,518
	CMS Energy Corp.	3.000%	5/15/26	1,975	2,097
	CMS Energy Corp.	3.450%	8/15/27	2,975	3,261
	CMS Energy Corp.	4.875%	3/1/44	8,205	9,791
[3]	CMS Energy Corp.	4.750%	6/1/50	4,100	4,406
	CMS Energy Corp.	3.750%	12/1/50	2,000	1,978
	Commonwealth Edison Co.	2.550%	6/15/26	2,625	2,773
[3]	Commonwealth Edison Co.	2.950%	8/15/27	3,075	3,294
	Commonwealth Edison Co.	3.700%	8/15/28	11,173	12,317
	Commonwealth Edison Co.	5.900%	3/15/36	4,020	5,372
	Commonwealth Edison Co.	6.450%	1/15/38	3,770	5,281
	Commonwealth Edison Co.	3.800%	10/1/42	7,761	8,325
	Commonwealth Edison Co.	4.600%	8/15/43	2,500	2,936
	Commonwealth Edison Co.	3.700%	3/1/45	5,650	5,969
	Commonwealth Edison Co.	4.350%	11/15/45	6,495	7,465
	Commonwealth Edison Co.	3.650%	6/15/46	6,595	6,935
[3]	Commonwealth Edison Co.	3.750%	8/15/47	6,000	6,391
	Commonwealth Edison Co.	4.000%	3/1/49	10,274	11,528
[3]	Commonwealth Edison Co.	3.200%	11/15/49	7,525	7,287
	Commonwealth Edison Co.	3.000%	3/1/50	12,000	11,236
[3]	Commonwealth Edison Co.	3.125%	3/15/51	7,000	6,777
	Connecticut Light & Power Co.	2.500%	1/15/23	10,748	11,071
[3]	Connecticut Light & Power Co.	0.750%	12/1/25	3,700	3,620
[3]	Connecticut Light & Power Co.	3.200%	3/15/27	5,200	5,641

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Light & Power Co.	4.300%	4/15/44	5,430	6,293
[3]	Connecticut Light & Power Co.	4.150%	6/1/45	2,650	3,093
	Connecticut Light & Power Co.	4.000%	4/1/48	8,355	9,480
[3]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,175	3,423
[3]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	8,500	9,103
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	2,050	2,500
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,765	12,477
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,728	2,330
[3]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	810	1,090
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	525	743
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,525	10,812
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,535	7,145
[3]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	118	131
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	5,548	6,010
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	11,646	13,547
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	7,732	8,857
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,500	7,840
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	17,025	17,829
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	2,175	2,389
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	8,025	8,687
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	7,430	8,144
[3]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	2,800	2,919
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	6,875	7,866
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	1,500	1,471
[3]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	11,000	9,580
[3]	Consolidated Edison Inc.	0.650%	12/1/23	6,000	5,994
	Consumers Energy Co.	0.350%	6/1/23	5,000	4,981
	Consumers Energy Co.	3.375%	8/15/23	925	982
	Consumers Energy Co.	3.800%	11/15/28	3,000	3,345
	Consumers Energy Co.	3.950%	5/15/43	13,680	15,124
	Consumers Energy Co.	3.250%	8/15/46	3,275	3,283
	Consumers Energy Co.	3.950%	7/15/47	2,950	3,282
	Consumers Energy Co.	4.050%	5/15/48	5,500	6,258
	Consumers Energy Co.	4.350%	4/15/49	2,400	2,835
	Consumers Energy Co.	3.100%	8/15/50	5,350	5,229
	Consumers Energy Co.	3.500%	8/1/51	14,200	14,951
	Consumers Energy Co.	2.500%	5/1/60	5,300	4,408
	Delmarva Power & Light Co.	3.500%	11/15/23	2,175	2,331

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delmarva Power & Light Co.	4.150%	5/15/45	5,425	5,997
[3]	Dominion Energy Inc.	2.750%	9/15/22	450	462
	Dominion Energy Inc.	3.071%	8/15/24	2,100	2,220
	Dominion Energy Inc.	3.900%	10/1/25	3,550	3,905
[3,5]	Dominion Energy Inc.	1.450%	4/15/26	5,100	5,080
[3]	Dominion Energy Inc.	2.850%	8/15/26	9,650	10,216
	Dominion Energy Inc.	4.250%	6/1/28	2,494	2,811
[3]	Dominion Energy Inc.	3.375%	4/1/30	21,424	22,756
[3]	Dominion Energy Inc.	6.300%	3/15/33	2,675	3,544
[3]	Dominion Energy Inc.	5.950%	6/15/35	7,360	9,701
	Dominion Energy Inc.	7.000%	6/15/38	3,600	5,104
[3,5]	Dominion Energy Inc.	3.300%	4/15/41	5,100	5,034
[3]	Dominion Energy Inc.	4.900%	8/1/41	10,135	12,030
[3]	Dominion Energy Inc.	4.050%	9/15/42	4,989	5,398
	Dominion Energy Inc.	4.700%	12/1/44	3,375	3,978
[3]	Dominion Energy Inc.	4.600%	3/15/49	8,100	9,621
[3]	Dominion Energy Inc.	5.750%	10/1/54	625	676
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,525	3,457
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	7,692	10,484
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,525	1,974
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,458	7,680
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	4,550	6,010
	DTE Electric Co.	3.650%	3/15/24	5,485	5,889
	DTE Electric Co.	3.375%	3/1/25	150	162
[3]	DTE Electric Co.	1.900%	4/1/28	6,000	5,971
	DTE Electric Co.	2.250%	3/1/30	6,800	6,737
[3]	DTE Electric Co.	2.625%	3/1/31	7,985	8,181
[3]	DTE Electric Co.	4.000%	4/1/43	1,971	2,155
	DTE Electric Co.	3.700%	3/15/45	5,750	6,101
	DTE Electric Co.	3.700%	6/1/46	2,000	2,096
	DTE Electric Co.	3.750%	8/15/47	6,927	7,431
	DTE Electric Co.	3.950%	3/1/49	8,800	9,828
	DTE Electric Co.	2.950%	3/1/50	4,450	4,229
[3]	DTE Electric Co.	3.250%	4/1/51	5,000	4,986
[3]	DTE Energy Co.	2.600%	6/15/22	2,000	2,049
[3]	DTE Energy Co.	3.300%	6/15/22	3,883	3,993
[3]	DTE Energy Co.	0.550%	11/1/22	3,000	2,998
	DTE Energy Co.	2.250%	11/1/22	3,290	3,372
[3]	DTE Energy Co.	3.700%	8/1/23	5,325	5,668
[3]	DTE Energy Co.	3.500%	6/1/24	13,900	14,887
[3]	DTE Energy Co.	2.529%	10/1/24	4,000	4,189
[3]	DTE Energy Co.	1.050%	6/1/25	8,400	8,285
	DTE Energy Co.	2.850%	10/1/26	22,200	23,429
	DTE Energy Co.	3.800%	3/15/27	15,450	17,038
[3]	DTE Energy Co.	3.400%	6/15/29	9,778	10,341
	DTE Energy Co.	2.950%	3/1/30	2,625	2,678
	DTE Energy Co.	6.375%	4/15/33	975	1,272
	Duke Energy Carolinas LLC	2.500%	3/15/23	225	233
	Duke Energy Carolinas LLC	3.050%	3/15/23	9,000	9,438
	Duke Energy Carolinas LLC	2.950%	12/1/26	625	671
	Duke Energy Carolinas LLC	3.950%	11/15/28	7,000	7,888
[3]	Duke Energy Carolinas LLC	6.000%	12/1/28	3,694	4,606
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,000	6,045
	Duke Energy Carolinas LLC	2.450%	2/1/30	6,100	6,126
[5]	Duke Energy Carolinas LLC	2.550%	4/15/31	6,150	6,179
	Duke Energy Carolinas LLC	6.450%	10/15/32	6,575	8,723
	Duke Energy Carolinas LLC	6.100%	6/1/37	5,525	7,355
	Duke Energy Carolinas LLC	6.000%	1/15/38	3,975	5,364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	6.050%	4/15/38	5,675	7,647
	Duke Energy Carolinas LLC	5.300%	2/15/40	9,590	12,290
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,825	7,737
	Duke Energy Carolinas LLC	4.000%	9/30/42	6,470	7,116
	Duke Energy Carolinas LLC	3.750%	6/1/45	4,650	4,960
	Duke Energy Carolinas LLC	3.875%	3/15/46	11,224	12,106
	Duke Energy Carolinas LLC	3.700%	12/1/47	6,135	6,451
	Duke Energy Carolinas LLC	3.950%	3/15/48	3,399	3,691
	Duke Energy Carolinas LLC	3.200%	8/15/49	7,815	7,657
[5]	Duke Energy Carolinas LLC	3.450%	4/15/51	5,500	5,618
	Duke Energy Corp.	2.400%	8/15/22	11,385	11,664
	Duke Energy Corp.	3.050%	8/15/22	5,090	5,236
	Duke Energy Corp.	3.950%	10/15/23	3,850	4,138
	Duke Energy Corp.	3.750%	4/15/24	7,025	7,551
	Duke Energy Corp.	0.900%	9/15/25	6,548	6,391
	Duke Energy Corp.	2.650%	9/1/26	12,480	13,046
	Duke Energy Corp.	3.150%	8/15/27	7,775	8,280
	Duke Energy Corp.	3.400%	6/15/29	5,000	5,312
	Duke Energy Corp.	2.450%	6/1/30	15,000	14,799
	Duke Energy Corp.	4.800%	12/15/45	8,966	10,214
	Duke Energy Corp.	3.750%	9/1/46	19,234	19,354
	Duke Energy Corp.	3.950%	8/15/47	13,187	13,646
	Duke Energy Corp.	4.200%	6/15/49	7,234	7,786
	Duke Energy Florida LLC	3.200%	1/15/27	11,425	12,363
	Duke Energy Florida LLC	3.800%	7/15/28	4,825	5,342
	Duke Energy Florida LLC	2.500%	12/1/29	9,057	9,216
	Duke Energy Florida LLC	1.750%	6/15/30	7,100	6,713
	Duke Energy Florida LLC	6.350%	9/15/37	2,775	3,868
	Duke Energy Florida LLC	6.400%	6/15/38	4,975	6,998
	Duke Energy Florida LLC	5.650%	4/1/40	5,700	7,564
	Duke Energy Florida LLC	3.850%	11/15/42	1,000	1,074
	Duke Energy Florida LLC	3.400%	10/1/46	5,965	6,093
	Duke Energy Florida LLC	4.200%	7/15/48	3,550	4,032
[3]	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	942	950
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	3,312	3,462
	Duke Energy Indiana LLC	6.120%	10/15/35	2,740	3,583
	Duke Energy Indiana LLC	6.350%	8/15/38	3,725	5,184
	Duke Energy Indiana LLC	6.450%	4/1/39	968	1,372
[3]	Duke Energy Indiana LLC	4.900%	7/15/43	4,160	5,009
	Duke Energy Indiana LLC	3.750%	5/15/46	15,440	16,137
[3]	Duke Energy Indiana LLC	3.250%	10/1/49	3,870	3,798
	Duke Energy Ohio Inc.	3.800%	9/1/23	100	107
	Duke Energy Ohio Inc.	3.650%	2/1/29	7,265	7,909
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,700	2,614
	Duke Energy Ohio Inc.	3.700%	6/15/46	4,600	4,801
	Duke Energy Ohio Inc.	4.300%	2/1/49	4,600	5,211
	Duke Energy Progress LLC	2.800%	5/15/22	10,695	10,915
	Duke Energy Progress LLC	3.375%	9/1/23	1,625	1,728
	Duke Energy Progress LLC	3.250%	8/15/25	10,966	11,807
	Duke Energy Progress LLC	3.700%	9/1/28	5,650	6,209
	Duke Energy Progress LLC	3.450%	3/15/29	6,912	7,437
	Duke Energy Progress LLC	6.300%	4/1/38	4,220	5,866
	Duke Energy Progress LLC	4.100%	5/15/42	6,425	7,124
	Duke Energy Progress LLC	4.100%	3/15/43	6,345	7,075
	Duke Energy Progress LLC	4.375%	3/30/44	6,175	7,135
	Duke Energy Progress LLC	4.150%	12/1/44	3,825	4,292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Progress LLC	4.200%	8/15/45	3,425	3,851
	Duke Energy Progress LLC	3.700%	10/15/46	4,200	4,434
	Duke Energy Progress LLC	3.600%	9/15/47	2,025	2,079
	Duke Energy Progress LLC	2.500%	8/15/50	2,400	2,047
[3,7]	East Ohio Gas Co.	2.000%	6/15/30	1,000	960
[3,7]	East Ohio Gas Co.	3.000%	6/15/50	2,500	2,300
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	10,529	11,213
[3]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	4,500	4,726
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	1,700	1,853
[3]	Eastern Energy Gas Holdings LLC	3.000%	11/15/29	5,000	5,185
	Eastern Energy Gas Holdings LLC	4.800%	11/1/43	4,000	4,573
	Eastern Energy Gas Holdings LLC	4.600%	12/15/44	5,478	6,126
	Edison International	2.400%	9/15/22	6,200	6,325
	Edison International	2.950%	3/15/23	7,875	8,140
	Edison International	5.750%	6/15/27	3,000	3,495
	Edison International	4.125%	3/15/28	5,197	5,560
	El Paso Electric Co.	6.000%	5/15/35	800	1,034
	El Paso Electric Co.	5.000%	12/1/44	3,200	3,615
	Emera US Finance LP	3.550%	6/15/26	1,049	1,136
	Emera US Finance LP	4.750%	6/15/46	11,925	13,266
	Enel Americas SA	4.000%	10/25/26	4,115	4,479
	Enel Chile SA	4.875%	6/12/28	7,075	8,186
	Entergy Arkansas LLC	3.700%	6/1/24	100	108
	Entergy Arkansas LLC	3.500%	4/1/26	4,125	4,507
	Entergy Arkansas LLC	4.200%	4/1/49	2,900	3,234
	Entergy Arkansas LLC	2.650%	6/15/51	6,000	5,316
	Entergy Corp.	4.000%	7/15/22	6,075	6,298
	Entergy Corp.	0.900%	9/15/25	7,500	7,295
	Entergy Corp.	2.950%	9/1/26	8,900	9,463
	Entergy Corp.	1.900%	6/15/28	7,000	6,834
	Entergy Corp.	2.800%	6/15/30	9,541	9,499
	Entergy Corp.	2.400%	6/15/31	6,000	5,800
	Entergy Corp.	3.750%	6/15/50	9,319	9,360
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,130	2,471
	Entergy Louisiana LLC	4.050%	9/1/23	5,850	6,288
	Entergy Louisiana LLC	0.620%	11/17/23	5,000	5,006
	Entergy Louisiana LLC	5.400%	11/1/24	3,077	3,568
	Entergy Louisiana LLC	2.400%	10/1/26	4,235	4,399
	Entergy Louisiana LLC	3.120%	9/1/27	5,600	6,060
	Entergy Louisiana LLC	3.250%	4/1/28	4,700	5,010
	Entergy Louisiana LLC	1.600%	12/15/30	4,700	4,363
	Entergy Louisiana LLC	3.050%	6/1/31	7,055	7,398
	Entergy Louisiana LLC	2.350%	6/15/32	5,000	4,900
	Entergy Louisiana LLC	4.000%	3/15/33	9,845	11,184
	Entergy Louisiana LLC	3.100%	6/15/41	5,000	4,988
	Entergy Louisiana LLC	4.950%	1/15/45	5,325	5,774
	Entergy Louisiana LLC	4.200%	9/1/48	14,306	16,058
	Entergy Louisiana LLC	4.200%	4/1/50	4,600	5,179
	Entergy Louisiana LLC	2.900%	3/15/51	9,738	8,922
	Entergy Mississippi LLC	2.850%	6/1/28	8,225	8,542
	Entergy Mississippi LLC	3.850%	6/1/49	3,800	4,010
	Entergy Texas Inc.	4.000%	3/30/29	2,000	2,227
	Entergy Texas Inc.	1.750%	3/15/31	6,000	5,573
	Entergy Texas Inc.	3.550%	9/30/49	7,585	7,557
	Essential Utilities Inc.	3.566%	5/1/29	4,000	4,295
	Essential Utilities Inc.	2.704%	4/15/30	6,000	6,033
	Essential Utilities Inc.	4.276%	5/1/49	4,000	4,437
	Essential Utilities Inc.	3.351%	4/15/50	5,000	4,816

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Evergy Inc.	2.450%	9/15/24	2,000	2,094
	Evergy Inc.	2.900%	9/15/29	10,500	10,697
	Evergy Kansas Central Inc.	2.550%	7/1/26	6,250	6,560
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,500	4,819
	Evergy Kansas Central Inc.	4.125%	3/1/42	6,421	7,156
	Evergy Kansas Central Inc.	4.100%	4/1/43	4,055	4,526
	Evergy Kansas Central Inc.	4.250%	12/1/45	3,910	4,416
	Evergy Kansas Central Inc.	3.250%	9/1/49	2,700	2,641
	Evergy Metro Inc.	3.150%	3/15/23	2,600	2,713
[3]	Evergy Metro Inc.	2.250%	6/1/30	3,300	3,250
	Evergy Metro Inc.	5.300%	10/1/41	4,955	6,091
	Evergy Metro Inc.	4.200%	6/15/47	5,255	5,941
[3]	Eversource Energy	3.800%	12/1/23	3,600	3,886
[3]	Eversource Energy	2.900%	10/1/24	4,151	4,421
[3]	Eversource Energy	0.800%	8/15/25	5,600	5,450
[3]	Eversource Energy	3.300%	1/15/28	8,850	9,445
[3]	Eversource Energy	4.250%	4/1/29	6,205	7,016
[3]	Eversource Energy	1.650%	8/15/30	9,510	8,797
	Eversource Energy	2.550%	3/15/31	3,500	3,495
	Eversource Energy	3.450%	1/15/50	5,850	5,834
	Exelon Corp.	3.497%	6/1/22	7,925	8,171
[3]	Exelon Corp.	3.950%	6/15/25	22,790	24,887
	Exelon Corp.	3.400%	4/15/26	7,075	7,653
	Exelon Corp.	4.050%	4/15/30	15,150	16,849
[3]	Exelon Corp.	4.950%	6/15/35	7,235	8,493
	Exelon Corp.	5.625%	6/15/35	3,775	4,708
	Exelon Corp.	5.100%	6/15/45	6,725	8,311
	Exelon Corp.	4.450%	4/15/46	12,626	14,436
	Exelon Corp.	4.700%	4/15/50	12,200	14,543
	Exelon Generation Co. LLC	3.400%	3/15/22	6,400	6,560
	Exelon Generation Co. LLC	4.250%	6/15/22	4,225	4,372
	Exelon Generation Co. LLC	3.250%	6/1/25	2,000	2,131
	Exelon Generation Co. LLC	6.250%	10/1/39	3,821	4,403
	Exelon Generation Co. LLC	5.750%	10/1/41	7,650	8,437
	Exelon Generation Co. LLC	5.600%	6/15/42	10,048	11,023
	Florida Power & Light Co.	2.750%	6/1/23	2,400	2,490
	Florida Power & Light Co.	3.250%	6/1/24	2,800	2,987
	Florida Power & Light Co.	2.850%	4/1/25	23,717	25,304
	Florida Power & Light Co.	3.125%	12/1/25	6,000	6,456
	Florida Power & Light Co.	5.625%	4/1/34	1,950	2,540
	Florida Power & Light Co.	5.650%	2/1/37	3,379	4,422
	Florida Power & Light Co.	5.950%	2/1/38	3,250	4,423
	Florida Power & Light Co.	5.960%	4/1/39	11,319	15,538
	Florida Power & Light Co.	5.250%	2/1/41	975	1,274
	Florida Power & Light Co.	4.125%	2/1/42	5,425	6,192
	Florida Power & Light Co.	4.050%	6/1/42	4,600	5,205
	Florida Power & Light Co.	3.800%	12/15/42	3,535	3,868
	Florida Power & Light Co.	4.050%	10/1/44	2,973	3,312
	Florida Power & Light Co.	3.950%	3/1/48	18,054	20,501
	Florida Power & Light Co.	4.125%	6/1/48	3,550	4,151
	Florida Power & Light Co.	3.990%	3/1/49	13,981	16,043
	Florida Power & Light Co.	3.150%	10/1/49	9,675	9,757
	Fortis Inc.	3.055%	10/4/26	13,973	14,880
	Georgia Power Co.	2.850%	5/15/22	1,900	1,951
[3]	Georgia Power Co.	2.100%	7/30/23	5,200	5,362
	Georgia Power Co.	3.250%	4/1/26	8,250	8,913
	Georgia Power Co.	3.250%	3/30/27	3,500	3,765
[3]	Georgia Power Co.	2.650%	9/15/29	3,000	3,040

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Georgia Power Co.	4.750%	9/1/40	4,625	5,395
	Georgia Power Co.	4.300%	3/15/42	11,290	12,572
	Georgia Power Co.	4.300%	3/15/43	6,555	7,295
[3]	Georgia Power Co.	3.700%	1/30/50	2,400	2,476
[3]	Georgia Power Co.	3.250%	3/15/51	7,500	7,160
[3]	Gulf Power Co.	3.300%	5/30/27	2,325	2,521
	Iberdrola International BV	6.750%	7/15/36	3,735	5,387
	Indiana Michigan Power Co.	3.850%	5/15/28	3,000	3,311
	Indiana Michigan Power Co.	6.050%	3/15/37	3,890	5,131
[3]	Indiana Michigan Power Co.	4.550%	3/15/46	11,055	12,685
[3]	Indiana Michigan Power Co.	3.750%	7/1/47	5,154	5,401
	Indiana Michigan Power Co.	4.250%	8/15/48	2,100	2,360
	Interstate Power & Light Co.	3.250%	12/1/24	10,730	11,602
	Interstate Power & Light Co.	4.100%	9/26/28	4,570	5,137
	Interstate Power & Light Co.	3.600%	4/1/29	8,774	9,605
	Interstate Power & Light Co.	2.300%	6/1/30	8,000	7,886
	Interstate Power & Light Co.	6.250%	7/15/39	2,475	3,314
	Interstate Power & Light Co.	3.700%	9/15/46	2,925	3,022
[3,7]	IPALCO Enterprises Inc.	4.250%	5/1/30	4,400	4,813
	ITC Holdings Corp.	2.700%	11/15/22	4,445	4,589
	ITC Holdings Corp.	3.650%	6/15/24	3,589	3,862
	ITC Holdings Corp.	3.250%	6/30/26	4,865	5,224
	ITC Holdings Corp.	3.350%	11/15/27	6,485	7,012
	ITC Holdings Corp.	5.300%	7/1/43	6,156	7,560
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,688	3,107
	Kentucky Utilities Co.	5.125%	11/1/40	6,180	7,589
	Kentucky Utilities Co.	4.375%	10/1/45	6,900	7,808
	Kentucky Utilities Co.	3.300%	6/1/50	6,000	5,808
[3]	Louisville Gas & Electric Co.	3.300%	10/1/25	4,653	5,026
	Louisville Gas & Electric Co.	4.250%	4/1/49	9,900	11,156
	MidAmerican Energy Co.	3.500%	10/15/24	10,000	10,862
	MidAmerican Energy Co.	3.100%	5/1/27	3,050	3,306
	MidAmerican Energy Co.	6.750%	12/30/31	4,150	5,710
[3]	MidAmerican Energy Co.	5.750%	11/1/35	2,630	3,488
[3]	MidAmerican Energy Co.	5.800%	10/15/36	3,250	4,299
	MidAmerican Energy Co.	4.800%	9/15/43	5,110	6,197
	MidAmerican Energy Co.	4.400%	10/15/44	4,870	5,590
	MidAmerican Energy Co.	4.250%	5/1/46	4,705	5,403
	MidAmerican Energy Co.	3.950%	8/1/47	3,199	3,521
	MidAmerican Energy Co.	3.650%	8/1/48	8,075	8,558
	MidAmerican Energy Co.	4.250%	7/15/49	8,524	9,988
	MidAmerican Energy Co.	3.150%	4/15/50	5,000	4,937
[3]	Mississippi Power Co.	4.250%	3/15/42	4,400	4,863
	National Fuel Gas Co.	5.200%	7/15/25	1,921	2,144
	National Fuel Gas Co.	5.500%	1/15/26	4,498	5,148
	National Fuel Gas Co.	3.950%	9/15/27	1,900	2,011
	National Fuel Gas Co.	4.750%	9/1/28	11,000	12,135
	National Fuel Gas Co.	2.950%	3/1/31	1,500	1,442
	National Grid USA	5.803%	4/1/35	2,817	3,403
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	6,306	6,423
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	3,150	3,262
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	3,350	3,560
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	8,200	8,670

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	3,000	2,974
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,500	4,755
[3]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	7,300	7,893
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	10,000	9,691
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	2,150	2,294
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	11,525	12,362
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,000	3,297
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	7,730	8,413
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	4,700	4,634
[3]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	3,500	3,233
[3]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,513	2,214
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	10,452	11,801
[3]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	4,050	4,161
[3]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	2,900	3,092
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	8,916	10,323
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	8,350	9,578
[3]	Nevada Power Co.	3.700%	5/1/29	5,575	6,146
[3]	Nevada Power Co.	2.400%	5/1/30	10,044	10,015
[3]	Nevada Power Co.	6.650%	4/1/36	965	1,364
[3]	Nevada Power Co.	6.750%	7/1/37	1,575	2,233
[3]	Nevada Power Co.	3.125%	8/1/50	4,850	4,651
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	3,500	3,588
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	12,845	13,310
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	17,000	17,024
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	2,935	3,126
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	11,489	12,110
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	1,150	1,239
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	12,485	13,701
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	13,469	14,440
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	335	344
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	48,021	46,793
[3]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	4,962	5,371
[3]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,100	3,538
	NiSource Inc.	0.950%	8/15/25	12,758	12,475
	NiSource Inc.	3.490%	5/15/27	7,500	8,137
	NiSource Inc.	2.950%	9/1/29	8,020	8,220
	NiSource Inc.	3.600%	5/1/30	5,000	5,421
	NiSource Inc.	1.700%	2/15/31	14,545	13,457
	NiSource Inc.	5.950%	6/15/41	8,021	10,417
	NiSource Inc.	5.250%	2/15/43	5,120	6,313
	NiSource Inc.	4.800%	2/15/44	4,698	5,475
	NiSource Inc.	5.650%	2/1/45	767	994
	NiSource Inc.	4.375%	5/15/47	14,975	16,823
	Northern States Power Co.	2.150%	8/15/22	75	76

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern States Power Co.	2.600%	5/15/23	1,280	1,326
	Northern States Power Co.	2.250%	4/1/31	4,000	3,989
	Northern States Power Co.	6.250%	6/1/36	840	1,153
	Northern States Power Co.	6.200%	7/1/37	2,705	3,741
	Northern States Power Co.	5.350%	11/1/39	3,295	4,203
	Northern States Power Co.	4.000%	8/15/45	2,100	2,344
	Northern States Power Co.	3.600%	5/15/46	3,575	3,751
	Northern States Power Co.	3.600%	9/15/47	1,000	1,071
	Northern States Power Co.	2.900%	3/1/50	7,305	6,913
	Northern States Power Co.	2.600%	6/1/51	5,300	4,749
	Northern States Power Co.	3.200%	4/1/52	4,000	4,007
	NorthWestern Corp.	4.176%	11/15/44	2,425	2,685
	NSTAR Electric Co.	2.375%	10/15/22	5,475	5,605
	NSTAR Electric Co.	3.200%	5/15/27	6,000	6,509
	NSTAR Electric Co.	3.250%	5/15/29	1,430	1,516
	NSTAR Electric Co.	5.500%	3/15/40	5,005	6,518
	NSTAR Electric Co.	4.400%	3/1/44	2,300	2,686
	Oglethorpe Power Corp.	5.950%	11/1/39	2,500	3,099
	Oglethorpe Power Corp.	5.375%	11/1/40	6,720	7,860
	Oglethorpe Power Corp.	5.250%	9/1/50	2,355	2,755
	Ohio Edison Co.	6.875%	7/15/36	4,180	5,610
[3]	Ohio Power Co.	1.625%	1/15/31	5,000	4,649
	Ohio Power Co.	4.000%	6/1/49	4,178	4,575
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,500	3,844
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	2,000	2,126
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,215	2,444
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,975	4,238
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	3,615	3,734
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	5,000	5,279
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	3,050	3,240
[3,7]	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,000	1,931
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	3,000	3,326
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,610	3,236
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	3,000	3,132
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,420	6,134
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	214
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	2,405	3,657
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,500	4,591
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	7,725	9,143
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	4,404	5,694
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	7,393	7,969
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	2,650	2,882
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	4,185	4,753
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	8,530	9,300
[3]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	5,112	4,960
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	6,864	7,315
[3,7]	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	3,421	4,624
	ONE Gas Inc.	0.850%	3/11/23	5,000	5,004
	ONE Gas Inc.	1.100%	3/11/24	5,000	4,990
	ONE Gas Inc.	2.000%	5/15/30	2,500	2,372
	ONE Gas Inc.	4.658%	2/1/44	4,525	5,161
	ONE Gas Inc.	4.500%	11/1/48	3,000	3,356
	Pacific Gas & Electric Co.	1.750%	6/16/22	22,000	22,035
	Pacific Gas & Electric Co.	1.367%	3/10/23	7,500	7,503
	Pacific Gas & Electric Co.	3.850%	11/15/23	8,100	8,640
	Pacific Gas & Electric Co.	3.750%	2/15/24	2,000	2,126
	Pacific Gas & Electric Co.	3.500%	6/15/25	6,212	6,568
	Pacific Gas & Electric Co.	3.450%	7/1/25	1,000	1,057

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pacific Gas & Electric Co.	3.150%	1/1/26	25,389	26,445
Pacific Gas & Electric Co.	2.100%	8/1/27	5,000	4,896
Pacific Gas & Electric Co.	3.300%	12/1/27	20,800	21,666
Pacific Gas & Electric Co.	3.750%	7/1/28	17,500	18,495
Pacific Gas & Electric Co.	4.550%	7/1/30	34,000	36,865
Pacific Gas & Electric Co.	2.500%	2/1/31	19,000	17,842
Pacific Gas & Electric Co.	3.250%	6/1/31	4,500	4,479
Pacific Gas & Electric Co.	4.500%	7/1/40	27,631	28,039
Pacific Gas & Electric Co.	3.300%	8/1/40	13,200	11,904
Pacific Gas & Electric Co.	4.200%	6/1/41	5,000	4,950
Pacific Gas & Electric Co.	4.750%	2/15/44	10,500	10,773
Pacific Gas & Electric Co.	4.300%	3/15/45	6,000	5,785
Pacific Gas & Electric Co.	4.250%	3/15/46	5,000	4,801
Pacific Gas & Electric Co.	3.950%	12/1/47	13,300	12,260
Pacific Gas & Electric Co.	4.950%	7/1/50	33,977	34,940
Pacific Gas & Electric Co.	3.500%	8/1/50	17,400	15,198
PacifiCorp	2.950%	2/1/22	6,625	6,725
PacifiCorp	2.950%	6/1/23	6,077	6,351
PacifiCorp	3.600%	4/1/24	4,910	5,291
PacifiCorp	3.500%	6/15/29	8,000	8,650
PacifiCorp	2.700%	9/15/30	7,473	7,645
PacifiCorp	7.700%	11/15/31	985	1,410
PacifiCorp	5.250%	6/15/35	2,875	3,616
PacifiCorp	6.100%	8/1/36	3,925	5,309
PacifiCorp	5.750%	4/1/37	5,853	7,534
PacifiCorp	6.250%	10/15/37	9,410	12,728
PacifiCorp	6.350%	7/15/38	2,650	3,650
PacifiCorp	6.000%	1/15/39	1,135	1,520
PacifiCorp	4.100%	2/1/42	1,760	1,972
PacifiCorp	4.125%	1/15/49	5,900	6,535
PacifiCorp	4.150%	2/15/50	4,000	4,521
PacifiCorp	3.300%	3/15/51	17,089	16,817
PECO Energy Co.	2.375%	9/15/22	6,354	6,503
PECO Energy Co.	5.950%	10/1/36	2,500	3,391
PECO Energy Co.	4.150%	10/1/44	2,732	3,146
PECO Energy Co.	3.000%	9/15/49	3,740	3,573
PECO Energy Co.	2.800%	6/15/50	10,900	9,931
PECO Energy Co.	3.050%	3/15/51	4,000	3,927
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	8,327	8,990
Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	3,700	3,663
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,225	1,421
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	6,223	6,280
Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	4,400	4,268
Pinnacle West Capital Corp.	1.300%	6/15/25	6,000	5,952
Potomac Electric Power Co.	3.600%	3/15/24	6,983	7,507
Potomac Electric Power Co.	6.500%	11/15/37	4,118	5,783
Potomac Electric Power Co.	4.150%	3/15/43	4,200	4,758
PPL Capital Funding Inc.	4.200%	6/15/22	6,646	6,871
PPL Capital Funding Inc.	3.500%	12/1/22	2,415	2,512
PPL Capital Funding Inc.	3.400%	6/1/23	11,120	11,691
PPL Capital Funding Inc.	3.950%	3/15/24	275	294
PPL Capital Funding Inc.	3.100%	5/15/26	1,779	1,894
PPL Capital Funding Inc.	4.700%	6/1/43	2,630	3,073
PPL Capital Funding Inc.	5.000%	3/15/44	7,749	9,151
PPL Capital Funding Inc.	4.000%	9/15/47	4,225	4,540
PPL Electric Utilities Corp.	6.250%	5/15/39	2,275	3,132
PPL Electric Utilities Corp.	4.125%	6/15/44	1,825	2,033
PPL Electric Utilities Corp.	4.150%	10/1/45	4,030	4,555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PPL Electric Utilities Corp.	3.950%	6/1/47	4,450	4,859
	PPL Electric Utilities Corp.	4.150%	6/15/48	2,795	3,171
	Progress Energy Inc.	3.150%	4/1/22	12,800	13,048
	Progress Energy Inc.	7.750%	3/1/31	250	347
	Progress Energy Inc.	7.000%	10/30/31	3,650	4,915
	Progress Energy Inc.	6.000%	12/1/39	6,382	8,311
	PSEG Power LLC	3.850%	6/1/23	11,050	11,728
	PSEG Power LLC	8.625%	4/15/31	3,295	4,888
	Public Service Co. of Colorado	3.700%	6/15/28	4,245	4,696
[3]	Public Service Co. of Colorado	1.900%	1/15/31	3,500	3,373
	Public Service Co. of Colorado	1.875%	6/15/31	15,000	14,324
	Public Service Co. of Colorado	6.500%	8/1/38	75	107
	Public Service Co. of Colorado	3.600%	9/15/42	5,116	5,463
	Public Service Co. of Colorado	4.300%	3/15/44	2,675	3,105
	Public Service Co. of Colorado	3.800%	6/15/47	300	323
	Public Service Co. of Colorado	4.100%	6/15/48	3,695	4,162
	Public Service Co. of Colorado	4.050%	9/15/49	4,800	5,430
[3]	Public Service Co. of Colorado	3.200%	3/1/50	7,200	7,206
[3]	Public Service Co. of Colorado	2.700%	1/15/51	3,500	3,162
	Public Service Co. of New Hampshire	3.500%	11/1/23	875	936
	Public Service Co. of New Hampshire	3.600%	7/1/49	2,900	3,038
[3]	Public Service Electric & Gas Co.	3.000%	5/15/25	1,170	1,245
[3]	Public Service Electric & Gas Co.	0.950%	3/15/26	4,500	4,438
[3]	Public Service Electric & Gas Co.	2.250%	9/15/26	3,055	3,207
[3]	Public Service Electric & Gas Co.	3.000%	5/15/27	3,000	3,219
[3]	Public Service Electric & Gas Co.	3.200%	5/15/29	7,230	7,735
[3]	Public Service Electric & Gas Co.	2.450%	1/15/30	2,500	2,525
[3]	Public Service Electric & Gas Co.	5.800%	5/1/37	875	1,160
[3]	Public Service Electric & Gas Co.	3.950%	5/1/42	4,295	4,795
[3]	Public Service Electric & Gas Co.	3.650%	9/1/42	650	698
[3]	Public Service Electric & Gas Co.	3.800%	3/1/46	9,100	10,040
[3]	Public Service Electric & Gas Co.	3.600%	12/1/47	3,075	3,274
[3]	Public Service Electric & Gas Co.	3.850%	5/1/49	6,500	7,175
[3]	Public Service Electric & Gas Co.	3.150%	1/1/50	7,300	7,199
[3]	Public Service Electric & Gas Co.	2.700%	5/1/50	8,950	8,259
[3]	Public Service Electric & Gas Co.	2.050%	8/1/50	5,000	4,025
[3]	Public Service Electric & Gas Co.	3.000%	3/1/51	4,500	4,340
	Public Service Enterprise Group Inc.	2.650%	11/15/22	4,775	4,930
	Public Service Enterprise Group Inc.	2.875%	6/15/24	3,000	3,177
	Public Service Enterprise Group Inc.	0.800%	8/15/25	5,000	4,851
	Public Service Enterprise Group Inc.	1.600%	8/15/30	24,864	22,876
	Puget Energy Inc.	6.000%	9/1/21	3,825	3,910
	Puget Energy Inc.	5.625%	7/15/22	9,501	9,996
	Puget Energy Inc.	3.650%	5/15/25	4,280	4,633
	Puget Energy Inc.	4.100%	6/15/30	5,200	5,633
	Puget Sound Energy Inc.	6.274%	3/15/37	3,840	5,175
	Puget Sound Energy Inc.	5.757%	10/1/39	5,540	7,381
	Puget Sound Energy Inc.	5.795%	3/15/40	1,510	2,011
	Puget Sound Energy Inc.	5.638%	4/15/41	925	1,207
	Puget Sound Energy Inc.	4.300%	5/20/45	6,005	6,890
	Puget Sound Energy Inc.	4.223%	6/15/48	5,225	5,935
[3]	San Diego Gas & Electric Co.	1.700%	10/1/30	2,800	2,631
	San Diego Gas & Electric Co.	6.000%	6/1/39	4,461	6,041
	San Diego Gas & Electric Co.	4.500%	8/15/40	5,670	6,589
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,750	6,046
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,100	5,727
[3]	San Diego Gas & Electric Co.	3.320%	4/15/50	5,675	5,607
	Sempra Energy	2.900%	2/1/23	2,625	2,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sempra Energy	4.050%	12/1/23	11,835	12,745
	Sempra Energy	3.750%	11/15/25	12,905	14,133
	Sempra Energy	3.250%	6/15/27	7,595	8,116
	Sempra Energy	3.400%	2/1/28	14,958	16,027
	Sempra Energy	3.800%	2/1/38	13,175	14,156
	Sempra Energy	6.000%	10/15/39	8,125	10,778
	Sempra Energy	4.000%	2/1/48	4,570	4,805
	Sierra Pacific Power Co.	2.600%	5/1/26	3,175	3,348
[3]	Southern California Edison Co.	1.845%	2/1/22	521	524
[5]	Southern California Edison Co.	0.700%	4/3/23	4,700	4,698
[3]	Southern California Edison Co.	3.400%	6/1/23	6,250	6,578
[3]	Southern California Edison Co.	3.500%	10/1/23	10,600	11,264
[5]	Southern California Edison Co.	1.100%	4/1/24	7,200	7,227
[3]	Southern California Edison Co.	3.700%	8/1/25	12,075	13,177
[3]	Southern California Edison Co.	1.200%	2/1/26	3,000	2,956
[3]	Southern California Edison Co.	3.650%	3/1/28	6,875	7,412
[3]	Southern California Edison Co.	4.200%	3/1/29	8,000	8,870
	Southern California Edison Co.	6.650%	4/1/29	850	1,050
	Southern California Edison Co.	2.850%	8/1/29	10,405	10,562
	Southern California Edison Co.	2.250%	6/1/30	7,000	6,743
	Southern California Edison Co.	6.000%	1/15/34	3,655	4,679
[3]	Southern California Edison Co.	5.750%	4/1/35	800	1,014
[3]	Southern California Edison Co.	5.350%	7/15/35	4,085	4,957
	Southern California Edison Co.	5.625%	2/1/36	2,445	3,021
[3]	Southern California Edison Co.	5.950%	2/1/38	2,800	3,565
	Southern California Edison Co.	6.050%	3/15/39	1,460	1,852
	Southern California Edison Co.	5.500%	3/15/40	5,472	6,758
	Southern California Edison Co.	4.500%	9/1/40	6,882	7,478
	Southern California Edison Co.	4.050%	3/15/42	16,496	16,994
[3]	Southern California Edison Co.	3.900%	3/15/43	3,025	3,090
	Southern California Edison Co.	4.650%	10/1/43	8,575	9,610
[3]	Southern California Edison Co.	3.600%	2/1/45	3,900	3,823
	Southern California Edison Co.	4.000%	4/1/47	13,531	13,913
[3]	Southern California Edison Co.	4.125%	3/1/48	16,870	17,653
[3]	Southern California Edison Co.	4.875%	3/1/49	6,400	7,424
	Southern California Edison Co.	3.650%	2/1/50	10,700	10,559
[3]	Southern California Edison Co.	2.950%	2/1/51	7,000	6,139
	Southern California Gas Co.	3.150%	9/15/24	4,200	4,510
	Southern California Gas Co.	3.200%	6/15/25	560	603
[3]	Southern California Gas Co.	2.600%	6/15/26	11,526	12,112
[3]	Southern California Gas Co.	2.550%	2/1/30	10,020	10,071
	Southern California Gas Co.	3.750%	9/15/42	4,075	4,314
[3]	Southern California Gas Co.	4.125%	6/1/48	5,800	6,517
[3]	Southern California Gas Co.	4.300%	1/15/49	4,500	5,255
[3]	Southern California Gas Co.	3.950%	2/15/50	2,900	3,212
	Southern Co.	2.950%	7/1/23	3,375	3,528
[3]	Southern Co.	0.600%	2/26/24	7,000	6,940
	Southern Co.	3.250%	7/1/26	17,941	19,164
[3]	Southern Co.	1.750%	3/15/28	5,000	4,864
[3]	Southern Co.	3.700%	4/30/30	7,200	7,761
	Southern Co.	4.250%	7/1/36	11,245	12,570
	Southern Co.	4.400%	7/1/46	21,910	24,430
[3]	Southern Co.	4.000%	1/15/51	5,000	5,275
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	5,775	6,236
[3]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	5,500	5,060
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	6,325	8,301
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,500	1,645
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	4,725	4,891

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	12,295	13,608
[3]	Southern Power Co.	2.500%	12/15/21	5,125	5,193
	Southern Power Co.	4.150%	12/1/25	4,525	5,039
	Southern Power Co.	0.900%	1/15/26	1,000	972
	Southern Power Co.	5.150%	9/15/41	4,990	5,776
	Southern Power Co.	5.250%	7/15/43	2,635	3,031
[3]	Southern Power Co.	4.950%	12/15/46	3,965	4,388
	Southwest Gas Corp.	3.700%	4/1/28	2,500	2,709
	Southwest Gas Corp.	2.200%	6/15/30	5,000	4,839
	Southwest Gas Corp.	3.800%	9/29/46	2,600	2,679
	Southwest Gas Corp.	4.150%	6/1/49	2,300	2,478
[3]	Southwestern Electric Power Co.	1.650%	3/15/26	5,300	5,313
[3]	Southwestern Electric Power Co.	2.750%	10/1/26	4,800	5,048
[3]	Southwestern Electric Power Co.	4.100%	9/15/28	8,962	9,901
	Southwestern Electric Power Co.	6.200%	3/15/40	5,475	7,242
[3]	Southwestern Electric Power Co.	3.900%	4/1/45	6,491	6,772
[3]	Southwestern Electric Power Co.	3.850%	2/1/48	10,024	10,167
	Southwestern Public Service Co.	3.300%	6/15/24	200	213
	Southwestern Public Service Co.	4.500%	8/15/41	4,164	4,811
	Southwestern Public Service Co.	3.400%	8/15/46	8,460	8,453
	Southwestern Public Service Co.	3.700%	8/15/47	6,600	6,878
[3]	Southwestern Public Service Co.	4.400%	11/15/48	3,610	4,179
	Southwestern Public Service Co.	3.750%	6/15/49	6,000	6,418
[3]	Southwestern Public Service Co.	3.150%	5/1/50	11,750	11,433
	Tampa Electric Co.	2.400%	3/15/31	2,500	2,484
	Tampa Electric Co.	4.100%	6/15/42	2,250	2,463
	Tampa Electric Co.	4.350%	5/15/44	2,300	2,598
	Tampa Electric Co.	4.300%	6/15/48	4,065	4,625
	Tampa Electric Co.	3.625%	6/15/50	2,000	2,053
	Tampa Electric Co.	3.450%	3/15/51	4,500	4,563
	Toledo Edison Co.	6.150%	5/15/37	2,769	3,534
	Tucson Electric Power Co.	3.050%	3/15/25	2,000	2,144
	Tucson Electric Power Co.	1.500%	8/1/30	2,500	2,308
	Union Electric Co.	3.500%	4/15/24	4,990	5,339
	Union Electric Co.	2.950%	6/15/27	17,194	18,390
	Union Electric Co.	3.500%	3/15/29	3,650	3,979
	Union Electric Co.	2.950%	3/15/30	4,500	4,711
	Union Electric Co.	5.300%	8/1/37	3,782	4,652
	Union Electric Co.	8.450%	3/15/39	2,300	3,738
	Union Electric Co.	3.900%	9/15/42	175	190
	Union Electric Co.	3.650%	4/15/45	3,025	3,180
	Union Electric Co.	4.000%	4/1/48	8,500	9,433
	Union Electric Co.	3.250%	10/1/49	4,840	4,768
	Union Electric Co.	2.625%	3/15/51	7,500	6,635
	United Utilities plc	6.875%	8/15/28	75	94
	Veolia Environnement SA	6.750%	6/1/38	2,643	3,701
	Virginia Electric & Power Co.	3.450%	9/1/22	14,234	14,731
[3]	Virginia Electric & Power Co.	2.750%	3/15/23	6,075	6,303
	Virginia Electric & Power Co.	3.450%	2/15/24	4,489	4,826
[3]	Virginia Electric & Power Co.	3.100%	5/15/25	3,450	3,657
[3]	Virginia Electric & Power Co.	3.150%	1/15/26	14,820	15,929
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	3,532	3,779
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	6,850	7,502
[3]	Virginia Electric & Power Co.	3.800%	4/1/28	11,552	12,748
[3]	Virginia Electric & Power Co.	2.875%	7/15/29	2,882	2,993
[3]	Virginia Electric & Power Co.	6.000%	1/15/36	2,940	3,922
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	4,835	6,489
	Virginia Electric & Power Co.	6.350%	11/30/37	3,150	4,376

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Electric & Power Co.	8.875%	11/15/38	4,945	8,543
	Virginia Electric & Power Co.	4.000%	1/15/43	16,955	18,797
[3]	Virginia Electric & Power Co.	4.650%	8/15/43	5,505	6,552
	Virginia Electric & Power Co.	4.450%	2/15/44	7,656	9,011
[3]	Virginia Electric & Power Co.	4.200%	5/15/45	7,384	8,344
[3]	Virginia Electric & Power Co.	4.000%	11/15/46	8,950	9,873
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	6,604	7,145
	Virginia Electric & Power Co.	4.600%	12/1/48	10,700	13,127
	Virginia Electric & Power Co.	3.300%	12/1/49	2,406	2,405
	Virginia Electric & Power Co.	2.450%	12/15/50	11,500	9,805
[3]	Washington Gas Light Co.	3.796%	9/15/46	3,550	3,836
[3]	Washington Gas Light Co.	3.650%	9/15/49	4,285	4,412
	WEC Energy Group Inc.	0.550%	9/15/23	4,400	4,378
	WEC Energy Group Inc.	0.800%	3/15/24	5,475	5,461
	WEC Energy Group Inc.	3.550%	6/15/25	3,300	3,569
	WEC Energy Group Inc.	1.375%	10/15/27	11,500	11,086
	WEC Energy Group Inc.	1.800%	10/15/30	5,000	4,651
	Wisconsin Electric Power Co.	2.050%	12/15/24	2,000	2,090
	Wisconsin Electric Power Co.	5.625%	5/15/33	150	189
	Wisconsin Electric Power Co.	5.700%	12/1/36	100	131
	Wisconsin Electric Power Co.	4.300%	10/15/48	2,725	3,170
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,300	2,450
	Wisconsin Power & Light Co.	6.375%	8/15/37	2,150	2,881
	Wisconsin Power & Light Co.	3.650%	4/1/50	4,000	4,195
	Wisconsin Public Service Corp.	3.350%	11/21/21	3,500	3,565
	Wisconsin Public Service Corp.	3.671%	12/1/42	2,650	2,803
	Wisconsin Public Service Corp.	4.752%	11/1/44	4,375	5,294
	Xcel Energy Inc.	0.500%	10/15/23	5,000	4,993
	Xcel Energy Inc.	3.300%	6/1/25	12,900	13,811
	Xcel Energy Inc.	4.000%	6/15/28	12,870	14,344
	Xcel Energy Inc.	2.600%	12/1/29	7,005	7,111
	Xcel Energy Inc.	3.400%	6/1/30	14,679	15,785
	Xcel Energy Inc.	6.500%	7/1/36	1,596	2,231
	Xcel Energy Inc.	3.500%	12/1/49	6,440	6,448
					5,413,369
Total Corporate Bonds (Cost $64,630,239)					67,275,405
Sovereign Bonds (3.9%)
[3]	African Development Bank	0.500%	4/22/22	14,900	14,951
[3]	African Development Bank	1.625%	9/16/22	14,500	14,795
[3]	African Development Bank	2.125%	11/16/22	31,950	32,927
	African Development Bank	0.750%	4/3/23	10,347	10,449
	African Development Bank	3.000%	9/20/23	12,900	13,741
	African Development Bank	0.875%	3/23/26	36,000	35,731
[3]	Asian Development Bank	0.625%	4/7/22	27,450	27,578
[3]	Asian Development Bank	1.875%	7/19/22	43,920	44,869
	Asian Development Bank	1.875%	8/10/22	6,000	6,135
[3]	Asian Development Bank	1.750%	9/13/22	30,315	30,987
	Asian Development Bank	1.625%	1/24/23	23,100	23,677
[3]	Asian Development Bank	2.750%	3/17/23	26,500	27,790
[3]	Asian Development Bank	0.250%	7/14/23	49,000	48,949
[3]	Asian Development Bank	0.250%	10/6/23	47,800	47,685
	Asian Development Bank	2.625%	1/30/24	16,550	17,581
	Asian Development Bank	1.500%	10/18/24	27,500	28,384
[3]	Asian Development Bank	2.000%	1/22/25	13,225	13,899
[3]	Asian Development Bank	2.125%	3/19/25	13,404	14,148
	Asian Development Bank	0.625%	4/29/25	13,400	13,344
[3]	Asian Development Bank	0.375%	9/3/25	75,611	73,867

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Asian Development Bank	0.500%	2/4/26	67,225	65,676
[3]	Asian Development Bank	2.000%	4/24/26	1,700	1,781
[3]	Asian Development Bank	2.625%	1/12/27	7,250	7,824
[3]	Asian Development Bank	2.375%	8/10/27	5,265	5,582
	Asian Development Bank	6.220%	8/15/27	2,175	2,761
[3]	Asian Development Bank	2.500%	11/2/27	46,115	49,172
[3]	Asian Development Bank	2.750%	1/19/28	450	487
[3]	Asian Development Bank	3.125%	9/26/28	15,188	16,864
[3]	Asian Development Bank	1.750%	9/19/29	6,340	6,362
[3]	Asian Development Bank	1.875%	1/24/30	10,865	10,980
[3]	Asian Development Bank	0.750%	10/8/30	19,000	17,256
[3]	Asian Development Bank	1.500%	3/4/31	34,200	33,135
	Asian Infrastructure Investment Bank	0.250%	9/29/23	20,000	19,957
	Asian Infrastructure Investment Bank	2.250%	5/16/24	12,785	13,487
	Asian Infrastructure Investment Bank	0.500%	5/28/25	14,200	14,015
	Asian Infrastructure Investment Bank	0.500%	1/27/26	33,000	32,212
	Canada	2.000%	11/15/22	25,890	26,628
	Canada	1.625%	1/22/25	26,500	27,337
	Corp. Andina de Fomento	4.375%	6/15/22	23,269	24,271
	Corp. Andina de Fomento	2.750%	1/6/23	11,350	11,749
	Corp. Andina de Fomento	2.375%	5/12/23	1,500	1,551
	Corp. Andina de Fomento	3.750%	11/23/23	9,500	10,189
	Corp. Andina de Fomento	1.625%	9/23/25	3,500	3,501
	Council Of Europe Development Bank	1.750%	9/26/22	8,300	8,489
	Council Of Europe Development Bank	2.625%	2/13/23	18,475	19,288
	Council Of Europe Development Bank	0.250%	10/20/23	10,875	10,849
	Council Of Europe Development Bank	2.500%	2/27/24	1,825	1,934
	Council Of Europe Development Bank	1.375%	2/27/25	11,435	11,736
	Ecopetrol SA	5.875%	9/18/23	15,725	17,317
	Ecopetrol SA	4.125%	1/16/25	16,775	17,907
	Ecopetrol SA	5.375%	6/26/26	14,000	15,627
	Ecopetrol SA	6.875%	4/29/30	19,544	23,673
	Ecopetrol SA	7.375%	9/18/43	8,700	10,614
	Ecopetrol SA	5.875%	5/28/45	21,055	22,239
[3,7]	Electricite de France SA	4.750%	10/13/35	2,059	2,375
	Equinor ASA	2.450%	1/17/23	17,667	18,327
	Equinor ASA	2.650%	1/15/24	18,747	19,774
	Equinor ASA	3.700%	3/1/24	9,856	10,716
	Equinor ASA	3.250%	11/10/24	10,194	11,045
	Equinor ASA	1.750%	1/22/26	10,247	10,471
	Equinor ASA	7.250%	9/23/27	4,350	5,720
	Equinor ASA	3.625%	9/10/28	9,652	10,586
[7]	Equinor ASA	6.500%	12/1/28	225	290
	Equinor ASA	3.125%	4/6/30	17,391	18,370
	Equinor ASA	2.375%	5/22/30	8,400	8,359
	Equinor ASA	5.100%	8/17/40	11,100	13,962
	Equinor ASA	4.250%	11/23/41	3,100	3,491
	Equinor ASA	3.950%	5/15/43	3,025	3,277
	Equinor ASA	4.800%	11/8/43	12,295	14,874
	Equinor ASA	3.250%	11/18/49	9,521	9,273
	Equinor ASA	3.700%	4/6/50	18,200	19,323
[3]	European Bank for Reconstruction & Development	2.750%	3/7/23	24,750	25,942
[3]	European Bank for Reconstruction & Development	0.250%	7/10/23	18,700	18,668
	European Bank for Reconstruction & Development	1.625%	9/27/24	2,000	2,073

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	European Bank for Reconstruction & Development	1.500%	2/13/25	2,265	2,337
	European Bank for Reconstruction & Development	0.500%	5/19/25	20,900	20,697
[3]	European Bank for Reconstruction & Development	0.500%	11/25/25	22,100	21,650
[3]	European Bank for Reconstruction & Development	0.500%	1/28/26	26,175	25,574
	European Investment Bank	2.625%	5/20/22	23,000	23,630
	European Investment Bank	2.375%	6/15/22	44,995	46,169
	European Investment Bank	2.250%	8/15/22	14,470	14,876
	European Investment Bank	1.375%	9/6/22	33,000	33,551
	European Investment Bank	2.000%	12/15/22	867	893
	European Investment Bank	2.500%	3/15/23	63,300	66,103
	European Investment Bank	1.375%	5/15/23	34,190	35,002
[3]	European Investment Bank	2.875%	8/15/23	32,200	34,144
	European Investment Bank	0.250%	9/15/23	67,000	66,892
[3]	European Investment Bank	3.125%	12/14/23	12,000	12,886
	European Investment Bank	3.250%	1/29/24	59,480	64,240
	European Investment Bank	2.625%	3/15/24	52,370	55,745
	European Investment Bank	2.250%	6/24/24	28,195	29,787
	European Investment Bank	2.500%	10/15/24	9,922	10,597
	European Investment Bank	1.875%	2/10/25	15,100	15,790
	European Investment Bank	1.625%	3/14/25	47,900	49,620
	European Investment Bank	0.625%	7/25/25	52,600	52,102
	European Investment Bank	0.375%	12/15/25	57,200	55,746
	European Investment Bank	0.375%	3/26/26	65,800	63,842
	European Investment Bank	2.125%	4/13/26	23,000	24,253
	European Investment Bank	2.375%	5/24/27	8,000	8,545
	European Investment Bank	0.625%	10/21/27	4,000	3,802
	European Investment Bank	1.625%	10/9/29	3,060	3,045
	European Investment Bank	0.875%	5/17/30	3,000	2,783
	European Investment Bank	0.750%	9/23/30	17,010	15,525
	European Investment Bank	1.250%	2/14/31	23,015	21,866
	European Investment Bank	4.875%	2/15/36	14,460	19,264
[8]	Export Development Canada	1.750%	7/18/22	18,110	18,445
[8]	Export Development Canada	2.500%	1/24/23	5,250	5,464
[8]	Export Development Canada	1.375%	2/24/23	35,000	35,680
[8]	Export Development Canada	2.750%	3/15/23	8,850	9,279
[8]	Export Development Canada	2.625%	2/21/24	5,000	5,309
	Export-Import Bank of Korea	5.000%	4/11/22	800	837
	Export-Import Bank of Korea	3.000%	11/1/22	750	780
	Export-Import Bank of Korea	3.625%	11/27/23	10,000	10,821
	Export-Import Bank of Korea	4.000%	1/14/24	17,850	19,533
	Export-Import Bank of Korea	0.375%	2/9/24	10,000	9,951
	Export-Import Bank of Korea	2.875%	1/21/25	13,400	14,240
	Export-Import Bank of Korea	1.875%	2/12/25	1,000	1,025
	Export-Import Bank of Korea	3.250%	11/10/25	6,200	6,749
	Export-Import Bank of Korea	0.625%	2/9/26	5,000	4,856
	Export-Import Bank of Korea	2.625%	5/26/26	6,000	6,397
	Export-Import Bank of Korea	3.250%	8/12/26	425	468
	Export-Import Bank of Korea	2.375%	4/21/27	4,080	4,300
	Export-Import Bank of Korea	1.250%	9/21/30	19,450	17,919
	Export-Import Bank of Korea	1.375%	2/9/31	3,400	3,172
[9]	FMS Wertmanagement	2.000%	8/1/22	46,500	47,586
[3]	Hydro-Quebec	8.050%	7/7/24	7,240	8,890
[3]	Hydro-Quebec	8.500%	12/1/29	3,940	5,822
[3]	Inter-American Development Bank	1.750%	4/14/22	25,600	26,014

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Inter-American Development Bank	1.750%	9/14/22	20,850	21,313
[3]	Inter-American Development Bank	3.000%	9/26/22	24,000	24,983
	Inter-American Development Bank	2.500%	1/18/23	57,275	59,605
	Inter-American Development Bank	0.500%	5/24/23	28,600	28,754
	Inter-American Development Bank	3.000%	10/4/23	34,050	36,304
	Inter-American Development Bank	0.250%	11/15/23	52,375	52,230
	Inter-American Development Bank	2.625%	1/16/24	28,201	29,934
	Inter-American Development Bank	3.000%	2/21/24	13,000	13,962
	Inter-American Development Bank	2.125%	1/15/25	21,000	22,146
[3]	Inter-American Development Bank	1.750%	3/14/25	25,500	26,540
	Inter-American Development Bank	0.875%	4/3/25	6,114	6,151
	Inter-American Development Bank	7.000%	6/15/25	6,750	8,381
	Inter-American Development Bank	0.625%	7/15/25	35,475	35,111
[3]	Inter-American Development Bank	2.000%	6/2/26	27,625	28,911
	Inter-American Development Bank	2.000%	7/23/26	5,600	5,862
	Inter-American Development Bank	2.375%	7/7/27	28,500	30,230
	Inter-American Development Bank	0.625%	9/16/27	33,700	32,076
	Inter-American Development Bank	3.125%	9/18/28	25,000	27,733
	Inter-American Development Bank	2.250%	6/18/29	23,200	24,236
[3]	Inter-American Development Bank	1.125%	1/13/31	70,825	66,223
[3]	Inter-American Development Bank	3.875%	10/28/41	350	425
	Inter-American Development Bank	3.200%	8/7/42	6,875	7,549
	Inter-American Development Bank	4.375%	1/24/44	4,600	5,962
	International Bank for Reconstruction & Development	2.125%	7/1/22	43,075	44,102
	International Bank for Reconstruction & Development	7.625%	1/19/23	19,955	22,585
	International Bank for Reconstruction & Development	1.750%	4/19/23	6,020	6,205
[3]	International Bank for Reconstruction & Development	1.875%	6/19/23	64,975	67,286
	International Bank for Reconstruction & Development	3.000%	9/27/23	62,868	67,013
	International Bank for Reconstruction & Development	0.250%	11/24/23	60,000	59,848
	International Bank for Reconstruction & Development	2.500%	3/19/24	34,720	36,839
[3]	International Bank for Reconstruction & Development	1.500%	8/28/24	27,910	28,813
[3]	International Bank for Reconstruction & Development	2.500%	11/25/24	47,197	50,437
	International Bank for Reconstruction & Development	1.625%	1/15/25	17,960	18,606
	International Bank for Reconstruction & Development	0.750%	3/11/25	32,150	32,213
	International Bank for Reconstruction & Development	0.625%	4/22/25	83,940	83,557
	International Bank for Reconstruction & Development	0.375%	7/28/25	60,000	58,796
[3]	International Bank for Reconstruction & Development	2.500%	7/29/25	37,450	40,048
	International Bank for Reconstruction & Development	0.500%	10/28/25	52,000	51,050
[3]	International Bank for Reconstruction & Development	3.125%	11/20/25	19,620	21,565
	International Bank for Reconstruction & Development	8.875%	3/1/26	450	605
[3]	International Bank for Reconstruction & Development	2.500%	11/22/27	15,000	16,032

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Bank for Reconstruction & Development	0.750%	11/24/27	35,000	33,478
[3]	International Bank for Reconstruction & Development	1.750%	10/23/29	12,680	12,725
	International Bank for Reconstruction & Development	0.875%	5/14/30	15,000	13,881
	International Bank for Reconstruction & Development	0.750%	8/26/30	36,870	33,523
	International Bank for Reconstruction & Development	1.250%	2/10/31	79,765	75,508
[3]	International Bank for Reconstruction & Development	4.750%	2/15/35	2,500	3,277
[3]	International Finance Corp.	2.000%	10/24/22	21,204	21,793
	International Finance Corp.	0.500%	3/20/23	400	402
[3]	International Finance Corp.	2.875%	7/31/23	21,765	23,051
[3]	International Finance Corp.	1.375%	10/16/24	12,260	12,622
[3]	International Finance Corp.	0.375%	7/16/25	7,000	6,858
[3]	International Finance Corp.	2.125%	4/7/26	15,290	16,104
	International Finance Corp.	0.750%	8/27/30	8,965	8,144
[10]	Japan Bank for International Cooperation	3.125%	7/20/21	7,225	7,286
[10]	Japan Bank for International Cooperation	2.500%	6/1/22	7,502	7,691
[10]	Japan Bank for International Cooperation	2.375%	7/21/22	9,340	9,586
[10]	Japan Bank for International Cooperation	1.625%	10/17/22	5,900	6,018
[10]	Japan Bank for International Cooperation	2.375%	11/16/22	22,180	22,935
[10]	Japan Bank for International Cooperation	1.750%	1/23/23	20,000	20,507
[10]	Japan Bank for International Cooperation	0.625%	5/22/23	46,000	46,262
[10]	Japan Bank for International Cooperation	3.250%	7/20/23	18,223	19,395
[3,10]	Japan Bank for International Cooperation	3.375%	7/31/23	225	240
[10]	Japan Bank for International Cooperation	0.375%	9/15/23	27,000	26,951
[10]	Japan Bank for International Cooperation	3.375%	10/31/23	18,900	20,297
[10]	Japan Bank for International Cooperation	2.500%	5/23/24	14,000	14,829
[3,10]	Japan Bank for International Cooperation	3.000%	5/29/24	16,250	17,470
[10]	Japan Bank for International Cooperation	1.750%	10/17/24	8,400	8,719
[3,10]	Japan Bank for International Cooperation	2.125%	2/10/25	14,500	15,227
[10]	Japan Bank for International Cooperation	0.625%	7/15/25	17,000	16,699
[3,10]	Japan Bank for International Cooperation	2.750%	1/21/26	2,286	2,456
[3,10]	Japan Bank for International Cooperation	2.375%	4/20/26	1,600	1,690
[3,10]	Japan Bank for International Cooperation	2.250%	11/4/26	18,000	18,908
[10]	Japan Bank for International Cooperation	2.875%	6/1/27	19,000	20,648
[10]	Japan Bank for International Cooperation	2.875%	7/21/27	12,775	13,802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Japan Bank for International Cooperation	2.750%	11/16/27	21,850	23,398
[10]	Japan Bank for International Cooperation	3.250%	7/20/28	12,150	13,449
[10]	Japan Bank for International Cooperation	3.500%	10/31/28	16,150	18,188
[10]	Japan Bank for International Cooperation	2.000%	10/17/29	7,000	7,074
[10]	Japan Bank for International Cooperation	1.250%	1/21/31	11,150	10,443
[10]	Japan International Cooperation Agency	2.750%	4/27/27	8,400	9,113
[10]	Japan International Cooperation Agency	3.375%	6/12/28	4,500	4,990
[10]	Japan International Cooperation Agency	1.000%	7/22/30	4,000	3,673
[9]	KFW	2.125%	6/15/22	52,200	53,398
[9]	KFW	1.750%	8/22/22	25,675	26,220
[9]	KFW	2.000%	10/4/22	24,875	25,544
[9]	KFW	2.375%	12/29/22	54,000	56,016
[9]	KFW	2.125%	1/17/23	63,700	65,863
[9]	KFW	1.625%	2/15/23	42,370	43,387
[9]	KFW	0.250%	10/19/23	55,000	54,894
[9]	KFW	2.625%	2/28/24	47,800	50,831
[9]	KFW	0.250%	3/8/24	65,000	64,678
[9]	KFW	1.375%	8/5/24	21,200	21,614
[9]	KFW	2.500%	11/20/24	49,500	52,885
[9]	KFW	2.000%	5/2/25	16,640	17,480
[9]	KFW	0.375%	7/18/25	78,450	76,853
[9]	KFW	0.625%	1/22/26	65,400	64,316
[9]	KFW	2.875%	4/3/28	18,635	20,389
[9]	KFW	1.750%	9/14/29	7,225	7,242
[9]	KFW	0.750%	9/30/30	34,750	31,567
[9]	KFW	0.000%	4/18/36	13,280	9,429
[9]	KFW	0.000%	6/29/37	27,892	19,244
	Korea Development Bank	3.000%	9/14/22	31,150	32,304
	Korea Development Bank	3.375%	3/12/23	24,200	25,562
	Korea Development Bank	2.750%	3/19/23	3,100	3,238
	Korea Development Bank	3.750%	1/22/24	14,400	15,680
	Korea Development Bank	3.250%	2/19/24	1,000	1,077
	Korea Development Bank	2.125%	10/1/24	4,300	4,523
	Korea Development Bank	3.000%	1/13/26	1,100	1,190
	Korea Development Bank	1.625%	1/19/31	9,500	9,090
[9]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	5,000	5,362
[9]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	16,300	17,063
[3,9]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	6,175	6,107
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	14,575	15,517
[9]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	26,400	26,228
[3,9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	9,095	9,399
[3,9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	23,105	24,598
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	21,700	19,871
	Nordic Investment Bank	1.375%	10/17/22	6,100	6,210
	Nordic Investment Bank	0.375%	5/19/23	17,000	16,998
	Nordic Investment Bank	2.875%	7/19/23	8,750	9,175
	Nordic Investment Bank	2.250%	5/21/24	6,300	6,578
	Nordic Investment Bank	0.375%	9/11/25	22,100	21,588
[3]	Nordic Investment Bank	0.500%	1/21/26	15,650	15,292
	North American Development Bank	2.400%	10/26/22	909	932
[11]	Oesterreichische Kontrollbank AG	1.625%	9/17/22	1,000	1,020
[3,11]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	6,000	6,298
[11]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	5,000	5,359
[11]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	13,175	13,489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	21,150	20,604
[3,11]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	29,400	28,669
[3]	Oriental Republic of Uruguay	8.000%	11/18/22	2,103	2,274
[3]	Oriental Republic of Uruguay	4.500%	8/14/24	10,193	11,032
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	9,195	10,436
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	24,404	28,278
	Oriental Republic of Uruguay	7.875%	1/15/33	200	301
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	5,233	7,987
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	7,029	7,890
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	38,310	47,265
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	26,391	32,263
[3,12]	Petroleos Mexicanos	2.290%	2/15/24	450	463
[12]	Petroleos Mexicanos	2.378%	4/15/25	855	887
	Province of Alberta	2.200%	7/26/22	20,105	20,601
	Province of Alberta	3.350%	11/1/23	17,910	19,218
	Province of Alberta	2.950%	1/23/24	12,350	13,181
	Province of Alberta	1.875%	11/13/24	15,000	15,453
	Province of Alberta	1.000%	5/20/25	12,395	12,335
	Province of Alberta	3.300%	3/15/28	14,000	15,421
	Province of Alberta	1.300%	7/22/30	25,282	23,490
	Province of British Columbia	2.000%	10/23/22	17,150	17,617
[3]	Province of British Columbia	6.500%	1/15/26	622	765
	Province of British Columbia	2.250%	6/2/26	1,150	1,213
	Province of British Columbia	1.300%	1/29/31	8,300	7,809
	Province of British Columbia	7.250%	9/1/36	2,681	4,076
	Province of Manitoba	2.125%	5/4/22	1,655	1,690
	Province of Manitoba	2.100%	9/6/22	7,100	7,275
[3]	Province of Manitoba	2.600%	4/16/24	9,700	10,288
	Province of Manitoba	3.050%	5/14/24	4,800	5,158
	Province of Manitoba	2.125%	6/22/26	9,782	10,225
	Province of New Brunswick	2.500%	12/12/22	4,005	4,150
	Province of New Brunswick	3.625%	2/24/28	5,300	5,922
	Province of Nova Scotia	9.125%	5/1/21	1,280	1,288
	Province of Ontario	2.550%	4/25/22	17,100	17,527
	Province of Ontario	2.250%	5/18/22	27,900	28,520
	Province of Ontario	2.450%	6/29/22	1,525	1,566
	Province of Ontario	2.200%	10/3/22	16,725	17,201
	Province of Ontario	1.750%	1/24/23	16,335	16,748
	Province of Ontario	3.400%	10/17/23	35,765	38,441
	Province of Ontario	3.050%	1/29/24	20,050	21,499
	Province of Ontario	3.200%	5/16/24	10,000	10,806
	Province of Ontario	2.500%	4/27/26	8,000	8,531
	Province of Ontario	2.300%	6/15/26	20,000	21,120
	Province of Ontario	2.000%	10/2/29	17,000	17,073
	Province of Ontario	1.125%	10/7/30	14,200	13,030
	Province of Ontario	1.600%	2/25/31	59,500	56,932
	Province of Quebec	2.625%	2/13/23	34,919	36,434
[3]	Province of Quebec	7.125%	2/9/24	8,950	10,557
[3]	Province of Quebec	2.875%	10/16/24	10,000	10,770
[3]	Province of Quebec	1.500%	2/11/25	16,354	16,632
	Province of Quebec	0.600%	7/23/25	22,600	21,978
	Province of Quebec	2.500%	4/20/26	500	534
	Province of Quebec	2.750%	4/12/27	43,050	46,458
[3]	Province of Quebec	7.500%	9/15/29	11,407	16,156
	Province of Quebec	1.350%	5/28/30	14,200	13,449
	Province of Saskatchewan	8.500%	7/15/22	2,707	2,974
	Republic of Chile	2.250%	10/30/22	1,000	1,024
	Republic of Chile	3.125%	3/27/25	7,330	7,878

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Chile	3.125%	1/21/26	8,894	9,560
[3]	Republic of Chile	3.240%	2/6/28	16,810	18,138
[3]	Republic of Chile	2.450%	1/31/31	14,900	14,931
[3]	Republic of Chile	2.550%	1/27/32	12,000	12,092
	Republic of Chile	3.625%	10/30/42	1,250	1,309
	Republic of Chile	3.860%	6/21/47	12,200	13,125
[3]	Republic of Chile	3.500%	1/25/50	21,000	21,441
[3]	Republic of Chile	3.100%	1/22/61	15,700	14,601
[3]	Republic of Colombia	2.625%	3/15/23	22,050	22,641
[3]	Republic of Colombia	4.000%	2/26/24	23,633	25,140
	Republic of Colombia	8.125%	5/21/24	1,800	2,146
[3]	Republic of Colombia	4.500%	1/28/26	23,644	25,948
[3]	Republic of Colombia	3.875%	4/25/27	13,450	14,357
[3]	Republic of Colombia	4.500%	3/15/29	14,500	15,820
[3]	Republic of Colombia	3.000%	1/30/30	17,800	17,397
[3]	Republic of Colombia	3.125%	4/15/31	25,800	25,216
	Republic of Colombia	10.375%	1/28/33	3,775	5,730
	Republic of Colombia	7.375%	9/18/37	9,850	12,977
	Republic of Colombia	6.125%	1/18/41	23,200	27,550
[3]	Republic of Colombia	5.625%	2/26/44	22,550	25,566
[3]	Republic of Colombia	5.000%	6/15/45	50,320	53,618
[3]	Republic of Colombia	5.200%	5/15/49	17,400	19,160
[3]	Republic of Colombia	4.125%	5/15/51	22,800	21,631
[3]	Republic of Colombia	3.875%	2/15/61	19,700	17,725
	Republic of Finland	6.950%	2/15/26	1,000	1,254
	Republic of Hungary	5.375%	2/21/23	27,100	29,573
	Republic of Hungary	5.750%	11/22/23	175	198
	Republic of Hungary	5.375%	3/25/24	10,000	11,319
	Republic of Hungary	7.625%	3/29/41	11,665	18,759
	Republic of Indonesia	2.950%	1/11/23	4,975	5,162
	Republic of Indonesia	4.450%	2/11/24	6,900	7,538
	Republic of Indonesia	3.500%	1/11/28	19,400	20,758
	Republic of Indonesia	4.100%	4/24/28	7,850	8,674
	Republic of Indonesia	4.750%	2/11/29	9,150	10,511
	Republic of Indonesia	3.400%	9/18/29	3,650	3,860
	Republic of Indonesia	2.850%	2/14/30	6,800	6,919
	Republic of Indonesia	3.850%	10/15/30	17,800	19,536
	Republic of Indonesia	1.850%	3/12/31	15,800	15,148
[3,7]	Republic of Indonesia	4.750%	7/18/47	4,400	4,972
	Republic of Indonesia	4.350%	1/11/48	19,695	21,344
	Republic of Indonesia	5.350%	2/11/49	8,550	10,602
	Republic of Indonesia	3.700%	10/30/49	11,725	11,916
	Republic of Indonesia	4.200%	10/15/50	15,700	17,192
	Republic of Indonesia	3.050%	3/12/51	14,000	13,860
	Republic of Indonesia	4.450%	4/15/70	11,035	12,070
	Republic of Indonesia	3.350%	3/12/71	5,300	5,009
	Republic of Italy	6.875%	9/27/23	24,693	28,362
	Republic of Italy	2.375%	10/17/24	24,000	25,007
	Republic of Italy	1.250%	2/17/26	32,100	31,384
	Republic of Italy	2.875%	10/17/29	20,600	20,802
	Republic of Italy	5.375%	6/15/33	21,495	26,002
	Republic of Italy	4.000%	10/17/49	21,600	21,913
	Republic of Korea	3.875%	9/11/23	1,200	1,299
	Republic of Korea	5.625%	11/3/25	1,511	1,805
	Republic of Korea	2.750%	1/19/27	33,400	35,716
	Republic of Korea	1.000%	9/16/30	7,500	6,866
	Republic of Korea	4.125%	6/10/44	5,835	7,041
	Republic of Korea	3.875%	9/20/48	5,693	6,733

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Republic of Panama	4.000%	9/22/24	12,867	13,993
[3]	Republic of Panama	3.750%	3/16/25	12,636	13,710
	Republic of Panama	7.125%	1/29/26	10,702	13,217
	Republic of Panama	8.875%	9/30/27	4,896	6,750
[3]	Republic of Panama	3.875%	3/17/28	10,390	11,364
	Republic of Panama	9.375%	4/1/29	8,380	12,235
[3]	Republic of Panama	3.160%	1/23/30	6,500	6,776
[3]	Republic of Panama	2.252%	9/29/32	24,500	23,275
[3]	Republic of Panama	6.700%	1/26/36	21,063	28,356
[3]	Republic of Panama	4.500%	5/15/47	6,643	7,349
[3]	Republic of Panama	4.500%	4/16/50	17,968	19,877
[3]	Republic of Panama	4.300%	4/29/53	16,050	17,254
[3]	Republic of Panama	4.500%	4/1/56	29,356	32,218
[3]	Republic of Panama	3.870%	7/23/60	38,175	37,889
	Republic of Peru	7.350%	7/21/25	900	1,112
[3]	Republic of Peru	2.392%	1/23/26	3,500	3,600
	Republic of Peru	4.125%	8/25/27	2,300	2,568
	Republic of Peru	2.844%	6/20/30	7,925	8,020
[3]	Republic of Peru	2.783%	1/23/31	43,850	43,849
[3]	Republic of Peru	1.862%	12/1/32	800	730
[3]	Republic of Peru	1.862%	12/1/32	14,100	12,869
	Republic of Peru	8.750%	11/21/33	27,093	42,110
[3]	Republic of Peru	6.550%	3/14/37	10,180	13,788
[3]	Republic of Peru	3.300%	3/11/41	9,300	9,006
	Republic of Peru	5.625%	11/18/50	22,433	29,709
[3]	Republic of Peru	3.550%	3/10/51	6,100	5,940
[3]	Republic of Peru	2.780%	12/1/60	14,550	12,004
[3]	Republic of Peru	3.230%	7/28/21	19,425	15,540
	Republic of Poland	5.125%	4/21/21	4,120	4,125
	Republic of Poland	5.000%	3/23/22	12,755	13,327
	Republic of Poland	3.000%	3/17/23	24,675	25,875
	Republic of Poland	4.000%	1/22/24	17,000	18,615
	Republic of Poland	3.250%	4/6/26	14,350	15,866
	Republic of the Philippines	4.200%	1/21/24	8,400	9,188
	Republic of the Philippines	9.500%	10/21/24	2,170	2,810
	Republic of the Philippines	10.625%	3/16/25	8,525	11,669
	Republic of the Philippines	5.500%	3/30/26	9,350	11,243
	Republic of the Philippines	3.000%	2/1/28	46,550	49,244
	Republic of the Philippines	3.750%	1/14/29	14,000	15,506
	Republic of the Philippines	9.500%	2/2/30	12,800	19,888
	Republic of the Philippines	2.457%	5/5/30	11,800	11,947
	Republic of the Philippines	7.750%	1/14/31	13,750	19,937
	Republic of the Philippines	1.648%	6/10/31	4,684	4,422
	Republic of the Philippines	6.375%	1/15/32	11,504	15,387
	Republic of the Philippines	6.375%	10/23/34	20,540	28,140
	Republic of the Philippines	5.000%	1/13/37	9,150	11,232
	Republic of the Philippines	3.950%	1/20/40	25,690	27,571
	Republic of the Philippines	3.700%	3/1/41	17,108	17,814
	Republic of the Philippines	3.700%	2/2/42	15,338	15,938
	Republic of the Philippines	2.950%	5/5/45	21,130	19,624
	Republic of the Philippines	2.650%	12/10/45	17,528	15,738
	State of Israel	3.150%	6/30/23	2,400	2,539
	State of Israel	2.875%	3/16/26	26,713	28,782
	State of Israel	3.250%	1/17/28	6,795	7,492
	State of Israel	2.500%	1/15/30	2,125	2,179
	State of Israel	2.750%	7/3/30	20,127	21,027
	State of Israel	4.500%	1/30/43	10,330	12,445
	State of Israel	4.125%	1/17/48	9,725	11,165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State of Israel	3.375%	1/15/50	23,825	23,958
	State of Israel	3.875%	7/3/50	19,450	21,271
	State of Israel	4.500%	4/3/20	10,450	12,344
	Svensk Exportkredit AB	2.000%	8/30/22	18,520	18,966
	Svensk Exportkredit AB	1.625%	11/14/22	8,800	8,998
[3]	Svensk Exportkredit AB	2.875%	3/14/23	8,395	8,819
[3]	Svensk Exportkredit AB	0.250%	9/29/23	15,000	14,959
[3]	Svensk Exportkredit AB	0.375%	3/11/24	13,200	13,156
[3]	Svensk Exportkredit AB	0.375%	7/30/24	5,200	5,170
[3]	Svensk Exportkredit AB	0.625%	5/14/25	14,300	14,188
	Svensk Exportkredit AB	0.500%	8/26/25	20,750	20,314
[3]	United Mexican States	8.000%	9/24/22	360	397
	United Mexican States	4.000%	10/2/23	18,372	19,796
	United Mexican States	3.600%	1/30/25	21,771	23,699
[3]	United Mexican States	3.900%	4/27/25	10,750	11,798
	United Mexican States	4.125%	1/21/26	25,790	28,656
	United Mexican States	4.150%	3/28/27	35,155	38,968
	United Mexican States	3.750%	1/11/28	27,600	29,468
	United Mexican States	4.500%	4/22/29	25,900	28,687
[3]	United Mexican States	3.250%	4/16/30	42,600	42,907
[3]	United Mexican States	2.659%	5/24/31	26,500	25,175
[3]	United Mexican States	8.300%	8/15/31	4,390	6,445
[3]	United Mexican States	4.750%	4/27/32	40,400	44,782
[3]	United Mexican States	7.500%	4/8/33	4,200	5,713
[3]	United Mexican States	6.750%	9/27/34	6,810	8,693
	United Mexican States	6.050%	1/11/40	26,032	31,164
[3]	United Mexican States	4.750%	3/8/44	48,483	50,861
	United Mexican States	5.550%	1/21/45	12,625	14,515
	United Mexican States	4.600%	1/23/46	23,191	23,618
	United Mexican States	4.350%	1/15/47	24,459	24,176
	United Mexican States	4.600%	2/10/48	28,096	28,637
[3]	United Mexican States	4.500%	1/31/50	26,600	26,919
[3]	United Mexican States	5.000%	4/27/51	33,100	35,725
[3]	United Mexican States	3.771%	5/24/61	28,850	25,388
[3]	United Mexican States	5.750%	10/12/10	34,107	37,785
Total Sovereign Bonds (Cost $8,757,297)					8,994,718
Taxable Municipal Bonds (0.7%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	1,855	1,946
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,105	3,268
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	3,625	5,636
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	400	557
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	6,245	8,788
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.270%	2/15/50	2,635	3,585
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.499%	2/15/50	750	1,161

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	5,300	9,114
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	4,385	4,530
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	2,840	4,090
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	15,498	23,945
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	4,975	8,186
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	6,940	11,457
California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	8,975	9,151
California GO	5.700%	11/1/21	14,805	15,276
California GO	2.367%	4/1/22	9,245	9,442
California GO	3.375%	4/1/25	8,500	9,358
California GO	2.650%	4/1/26	5,000	5,363
California GO	3.500%	4/1/28	5,500	6,136
California GO	2.500%	10/1/29	7,630	7,967
California GO	1.750%	11/1/30	8,735	8,514
California GO	4.500%	4/1/33	8,800	10,200
California GO	7.500%	4/1/34	25,880	40,175
California GO	4.600%	4/1/38	11,425	13,195
California GO	7.550%	4/1/39	30,295	48,940
California GO	7.300%	10/1/39	18,040	27,503
California GO	7.350%	11/1/39	8,850	13,587
California GO	7.625%	3/1/40	10,015	16,061
California GO	7.600%	11/1/40	20,385	33,849
California State University Systemwide Revenue	3.899%	11/1/47	4,275	4,819
California State University Systemwide Revenue	2.897%	11/1/51	1,550	1,463
California State University Systemwide Revenue	2.975%	11/1/51	5,145	5,043
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	660	882
Chicago IL GO	7.045%	1/1/29	4,255	4,900
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	5,110	6,797
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	8,525	12,258
Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	6,655	8,114
Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	4,835	6,756
Clark County NV Airport System Revenue	6.820%	7/1/45	3,375	5,054
Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	5,100	5,695
Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	7,450	7,908
Connecticut GO	5.090%	10/1/30	800	956
Connecticut GO	5.850%	3/15/32	9,890	13,130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cook County IL GO	6.229%	11/15/34	2,695	3,594
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,124
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,920	4,211
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	3,485	4,693
	Dallas TX Convention Center Hotel Development Corp Hotel Revenue	7.088%	1/1/42	3,150	4,273
[13]	Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,513
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	12,500	12,663
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	3,575	3,567
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	11,090	14,180
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	3,750	4,866
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	7,015	9,644
	Florida State Board of Administration Finance Corp.	1.258%	7/1/25	14,350	14,483
	Florida State Board of Administration Finance Corp.	1.705%	7/1/27	9,775	9,811
	Florida State Board of Administration Finance Corp.	2.154%	7/1/30	13,700	13,689
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	3,524	3,666
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	9,554	13,667
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,576	9,479
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	5,324	7,406
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	6,700	6,686
[5]	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	4,500	4,516
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	190	244
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	19,620	19,726
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	3,030	3,085
	Houston TX GO	6.290%	3/1/32	10,820	13,506
	Houston TX GO	3.961%	3/1/47	1,270	1,438
	Illinois GO	4.950%	6/1/23	1,507	1,563
	Illinois GO	5.100%	6/1/33	59,220	66,674
	Illinois GO	6.630%	2/1/35	1,675	2,006
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,220	5,685
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	5,090	5,760
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	2,285	2,758
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	3,165	3,212
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	3,250	3,908
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	135	168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Kansas Development Finance Authority Revenue (Public Employees Retirement System)	5.501%	5/1/34	2,025	2,524
	Los Angeles CA Community College District GO	1.606%	8/1/28	6,400	6,352
	Los Angeles CA Community College District GO	1.806%	8/1/30	3,100	3,026
	Los Angeles CA Community College District GO	2.106%	8/1/32	9,600	9,434
	Los Angeles CA Community College District GO	6.750%	8/1/49	5,125	8,405
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	1,650	2,268
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	6,555	10,204
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	1,265	2,051
	Los Angeles CA Unified School District GO	5.755%	7/1/29	3,530	4,382
	Los Angeles CA Unified School District GO	5.750%	7/1/34	14,920	19,730
	Los Angeles CA Unified School District GO	6.758%	7/1/34	7,825	11,053
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	6,680	8,621
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	895	1,412
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	2,625	2,558
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	2,625	2,532
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	840	1,110
	Massachusetts GO	4.200%	12/1/21	4,475	4,590
	Massachusetts GO	4.500%	8/1/31	350	425
	Massachusetts GO	2.663%	9/1/39	3,975	4,024
	Massachusetts GO	5.456%	12/1/39	5,250	7,103
	Massachusetts GO	2.514%	7/1/41	6,825	6,760
	Massachusetts GO	2.813%	9/1/43	7,000	7,081
	Massachusetts GO	2.900%	9/1/49	3,425	3,370
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,240	2,210
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	2,780	3,771
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	2,800	2,939
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	8,820	8,823
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	3,375	4,475
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	1,540	2,194
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	4,625	7,515
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,155	6,625
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	865	888

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	13,050	13,702
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,105	6,445
	Michigan State Building Authority Revenue Refunding taxable BDS 2020 II	2.705%	10/15/40	4,450	4,327
	Michigan State University Revenue	4.496%	8/15/48	2,025	2,252
	Mississippi GO	5.245%	11/1/34	3,220	4,110
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	4,410	4,668
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	3,500	3,969
[15]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	10,800	13,815
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.081%	6/15/39	4,145	4,357
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	6.561%	12/15/40	4,250	5,870
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.131%	6/15/42	5,905	6,170
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	7,680	9,147
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	12,367	19,430
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	18,451	28,248
	New York City NY GO	5.517%	10/1/37	3,525	4,583
	New York City NY GO	6.271%	12/1/37	5,425	7,622
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	5,625	7,902
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	795	1,121
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	1,000	1,442
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	350	508
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	4,810	6,600
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	10,990	15,935
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	3,825	4,803
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	3,800	4,964
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	3,080	3,968
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	9,215	12,586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	500	689
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	12,575	15,577
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,100	1,723
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	975	1,232
	New York State Dormitory Authority Revenue	3.142%	7/1/43	7,035	6,785
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	3,240	3,299
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,705	3,387
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	3,085	4,062
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	2,100	2,144
	New York State Thruway Authority	2.900%	1/1/35	5,245	5,434
	New York State Thruway Authority	3.500%	1/1/42	1,500	1,539
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	3,040	3,340
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	2,375	2,896
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	7,825	12,405
	Ohio State University General Receipts Revenue	4.910%	6/1/40	2,745	3,553
	Ohio State University General Receipts Revenue	3.798%	12/1/46	4,500	5,116
	Ohio State University General Receipts Revenue	4.800%	6/1/11	5,431	6,975
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	3,075	3,081
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,100	1,296
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	2,500	3,374
	Oregon GO	5.762%	6/1/23	402	429
	Oregon GO	5.892%	6/1/27	8,130	9,923
[16]	Oregon GO	3.424%	3/1/60	5,270	5,289
[14]	Oregon School Boards Association GO	5.528%	6/30/28	375	438
	Pennsylvania State University	2.790%	9/1/43	5,025	5,017
	Pennsylvania State University	2.840%	9/1/50	5,190	4,996
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	3,720	5,003
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,060	2,684
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	14,410	19,417
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	4,900	6,603
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	5,025	6,472
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	3,370	3,810
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	1,800	2,053

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	690	900
Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	3,900	3,693
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	22,055	27,181
Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	7,385	9,514
Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	4,300	4,191
Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.987%	9/1/36	105	110
Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	3,275	3,132
Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	2,050	3,067
Riverside County CA Pension Obligation Bonds	3.818%	2/15/38	700	743
Rutgers State University New Jersey Revenue	5.665%	5/1/40	2,900	3,875
Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,050	1,090
Rutgers State University New Jersey Revenue	3.915%	5/1/19	4,395	4,529
Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,400	8,873
Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,000	3,175
Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,235	4,122
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	1,650	2,289
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	7,000	9,765
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,410	1,672
San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	2,725	2,678
San Diego County CA Regional Transportation Commission Sales Tax Revenue	3.248%	4/1/48	1,225	1,256
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	1,760	2,567
San Diego County CA Water Authority Revenue	6.138%	5/1/49	6,180	8,953
San Francisco CA City & County Public Utilities Commission Water Revenue	2.825%	11/1/41	5,020	5,060
San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,795	9,301
San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	3,600	3,845
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	3,390	4,187
South Carolina Public Service Authority Revenue	2.388%	12/1/23	2,760	2,895
South Carolina Public Service Authority Revenue	6.454%	1/1/50	7,000	10,365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State of Florida Board of administration Finance Corp.	2.638%	7/1/21	5,000	5,028
	State Public School Building Authority PA Revenue	5.000%	9/15/27	1,947	2,303
	Texas GO	5.517%	4/1/39	11,570	16,162
	Texas GO	3.211%	4/1/44	4,370	4,561
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	10,325	10,886
	Texas Transportation Commission GO	2.562%	4/1/42	7,770	7,589
	Texas Transportation Commission GO	2.472%	10/1/44	7,775	7,347
	Texas Transportation Commission Revenue	5.178%	4/1/30	5,065	6,177
	Texas Transportation Commission Revenue	4.681%	4/1/40	1,645	2,118
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	3,840	4,578
[14]	Tucson City AZ COP	2.856%	7/1/47	3,330	3,158
	University of California	0.883%	5/15/25	2,600	2,601
	University of California	3.063%	7/1/25	14,321	15,577
	University of California	1.316%	5/15/27	7,550	7,481
	University of California	1.614%	5/15/30	5,805	5,538
	University of California	4.601%	5/15/31	8,330	9,700
	University of California	5.946%	5/15/45	5,510	7,486
	University of California	3.071%	5/15/51	5,900	5,780
	University of California	4.858%	5/15/12	12,189	15,409
	University of California	4.767%	5/15/15	2,975	3,695
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	19,050	28,700
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	1,180	1,752
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,505	1,446
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	4,210	4,200
	University of Michigan	2.437%	4/1/40	9,978	9,603
	University of Michigan	2.562%	4/1/50	2,550	2,417
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	3,660	3,674
	University of North Carolina University System Revenue	3.327%	12/1/36	90	99
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555%	9/15/19	11,425	10,744
	University of Texas Financing System Revenue	4.794%	8/15/46	1,700	2,165
	University of Texas Financing System Revenue	3.354%	8/15/47	2,575	2,821
	University of Texas Financing System Revenue	2.439%	8/15/49	2,375	2,177
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	6,800	7,476
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	4,725	4,802
	University of Virginia Revenue	2.256%	9/1/50	11,890	10,412
	University of Virginia Revenue	4.179%	9/1/17	3,505	4,001
	Utah GO	4.554%	7/1/24	6,070	6,493
	Utah GO	3.539%	7/1/25	5,420	5,828
	Washington GO	5.140%	8/1/40	3,720	5,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	2,475	2,872
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,050	3,348
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	9,400	10,414
Total Taxable Municipal Bonds (Cost $1,529,306)					1,665,932
				Shares
Temporary Cash Investments (3.4%)
Money Market Fund (3.4%)
[17]	Vanguard Market Liquidity Fund (Cost $7,939,631)	0.081%		79,427,108	7,942,711
Total Investments (103.0%) (Cost $236,428,975)					241,356,880
Other Assets and Liabilities—Net (-3.0%)					(6,929,241)
Net Assets (100%)					234,427,639
Cost is in $000.
1	Securities with a value of $28,210,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	U.S. government-guaranteed.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2021.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value of these securities was $1,825,430,000, representing 0.8% of net assets.
8	Guaranteed by the Government of Canada.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Government of Japan.
11	Guaranteed by the Republic of Austria.
12	Guaranteed by the Government of Mexico.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
GO—Government Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	149,598,330	—	149,598,330
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,879,784	—	5,879,784
Corporate Bonds	—	67,275,405	—	67,275,405
Sovereign Bonds	—	8,994,718	—	8,994,718
Taxable Municipal Bonds	—	1,665,932	—	1,665,932
Temporary Cash Investments	7,942,711	—	—	7,942,711
Total	7,942,711	233,414,169	—	241,356,880